UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock U.S. Government Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United
States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.
The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
11.67% 28.71%
U.S. small cap equities
(Russell 2000
®
Index)
(2.31) 14.82
International equities
(MSCI Europe, Australasia,
Far East Index)
2.24 11.26
Emerging market equities
(MSCI Emerging Markets
Index)
(9.30) (2.54)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.05
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.44 (3.68)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.06 (1.54)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.52 1.77
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.59 5.26
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Investment Objective
BlackRock Advantage Large Cap Core Portfolio’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
Overall, the Fund performed well in a volatile market environment. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, supported by declining bond yields and concerns about the COVID-19 Delta variant. These pro-growth themes persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks.
In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021. Markets seemed to look past uncertainty from the COVID-19 Omicron variant and increasingly hawkish Fed policy rhetoric, instead focusing on sustained robust earnings that led investors to view market dips as buying opportunities. Inflation was also a focal point as the year-over-year rise in the Consumer Price Index hit its highest level since 1982, leading to a rotation back toward value styles at period end. The Fed kept short-term rates low throughout the year but signaled a tapering of quantitative easing in the fourth quarter of 2021. More cyclical sectors led markets higher, with energy, real estate, and financials posting the largest gains for the year. Information technology ("IT") continued its strong performance, while defensive sectors such as utilities and consumer staples lagged. From a factor perspective, valuation-related measures such as earnings yield and book-to-price ratio were up the most in 2021 after producing one of their best quarters on record in the first quarter of 2021.
Despite struggling in the third quarter, the Fund's broad-based strength in the remainder of the year led to favorable results for the entire period. Sentiment measures drove positive relative performance, while performance from fundamental insights was mixed but positive in the aggregate.
Trend-based sentiment stock selection insights contributed the most to relative performance, benefiting from increased corporate visibility in 2021. Specifically, text analyses of broker reports and company executive commentaries to capture short-term results and long-term fundamentals performed well, motivating overweight positioning in industrials that proved additive. Other fast-moving alternative data insights that evaluate online search trends were able to position the portfolio correctly during the changing market backdrop. The real-time nature of these types of measures was particularly helpful in navigating the quickly evolving marketplace. Elsewhere, capturing sentiment from bond markets produced gains amid volatility in interest rates.
Fundamental measures also supported positive performance despite being mixed overall. Stability-related quality insights with a preference for lower-risk securities performed well amid rising volatility, particularly toward the end of the period. Other insights evaluating companies by earnings yield also supported gains. Lastly, performance from macro thematic insights was mixed. Measures designed to capture hiring trends performed well, as highlighted in the Fund's overweight allocation to stocks in the interactive media industry.
Notwithstanding overall strength, though, select measures struggled. Despite benefiting from the value-style rally early in the year, more traditional valuation metrics struggled in the aggregate amid changing market style preferences. Measures that evaluate research expenditures by price were top detractors from performance. Additionally, environmental, social and governance-related measures struggled overall, as they ran in opposition to the early value-style rally and subsequent commodities run-up.
Among sentiment-based insights, measures that look at informed investor positioning and avoid highly shorted stocks detracted as style volatility overwhelmed consensus positions. Lastly, among macro thematic insights, measures that take a negative stance toward positions of competitors focusing on generic style leanings struggled in light of the style-factor strength during the period.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the
Fund. The Fund built upon its existing alternative data capabilities by adding an insight capturing brand sentiment around retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as sentiment surrounding supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund's positioning remained largely sector neutral. The Fund had slight overweight positions in the IT and industrials sectors and slight underweight positions in communication services and consumer discretionary stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Advantage Large Cap Core Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are th e returns of the Fund when it followed different investment strategies under the name “BlackRock Large
Cap Core Portfolio.”
(b)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Advantage Large Cap Core Portfolio ........................................................ 28.43% 18.20% 15.96%
Russell 1000
®
Index .......................................................................... 26.45 18.43 16.54
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “ BlackRock Large Cap Core Portfolio.”

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,108.00 $ 2.55 $ 1,000.00 $ 1,022.79 $ 2.45 0.48%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 30%
Health Care ..................................... 13
Financials ....................................... 11
Consumer Discretionary ............................. 1 1
Industrials ....................................... 9
Communication Services ............................. 9
Consumer Staples ................................. 5
Real Estate ...................................... 3
Utilities ......................................... 3
Energy ......................................... 3
Materials ....................................... 2
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2021

Fund Summary
BlackRock Balanced Capital Portfolio
Investment Objective
BlackRock Balanced Capital Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
On November 9, 2021, the Board of Directors of BlackRock Series Fund, Inc. approved a proposal to change the name of the Fund from BlackRock Balanced Capital Portfolio to BlackRock Sustainable Balanced Portfolio and certain changes to the Fund’s investment strategy and process. These changes are expected to become effective on or about April 4, 2022.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund returned 16.65%, outperforming its blended benchmark (60% Russell 1000
®
Index/40% Bloomberg U.S.
Aggregate Bond Index), which returned 14.62% for the period. The Russell 1000
®
Index returned 26.45%, and the Bloomberg U.S. Aggregate Bond Index returned (1.54)%.
What factors influenced performance?
Asset allocation decisions as well as the Fund's underlying equity and fixed income allocations all contributed to relative performance during the period. From an asset allocation perspective, the Fund's overweight allocation to U.S. equities was the primary driver of performance, as equities gained during the period.
Within the equity allocation, trend-based sentiment stock selection insights drove gains, benefiting from increased corporate visibility in 2021. Specifically, text analyses of broker reports and company executive commentaries to capture both short-term results and long-term fundamentals performed well and helped motivate an overweight position in industrials, which proved additive. Other fast-moving alternative data insights that evaluate online search trends were able to position the Fund's portfolio correctly in a volatile market environment, as the real-time nature of these types of measures were helpful in evaluating the quickly evolving marketplace. Elsewhere, capturing sentiment from bond markets contributed to gains given volatility in interest rates. Fundamental measures were mixed but positive in the aggregate. Measures designed to capture hiring trends performed well. Within the fixed income allocation, positions in U.S. high-yield credit and structured products were the primary contributors to performance, reflecting the relative strength in the credit sector versus the market as a whole. An underweight position in duration also added value as yields rose, and absolute return strategies also contributed to performance.
There were no material detractors from performance from an asset allocation perspective. The Fund's duration positioning was a very modest detractor in the aggregate, but positive returns from the Fund's overweight allocation to equities far outweighed this negative impact.
However, within the equity allocation, select measures struggled. Despite benefiting from the value-style rally early in the year, more traditional valuation metrics struggled in the aggregate amid changing market style preferences. Measures that evaluate research expenditures by price were top detractors from performance. Additionally, select environmental, social and governance-related measures struggled, as they ran in opposition to the early value-style rally and subsequent commodities run-up. Insights that take a negative stance toward positions of competitors focusing on generic style leanings struggled in light of the style-factor strength during the period. Within the fixed income allocation, positions in Asian corporate bonds, emerging market debt, macro strategies, and agency mortgage-backed securities ("MBS") detracted from performance.
At times during the period, the Fund had slightly elevated exposures to cash as collateral for its derivatives positions. The Fund's cash position had no material impact on
Fund performance during the period.
Describe recent portfolio activity.
The Fund entered the period with a moderate overweight to U.S. equities and a neutral duration position versus the benchmark. This positioning reflected the belief that as vaccination rates picked up, economies would reopen, and economic activity would accelerate. As the period progressed, the Fund increased its overweight to equities, driven by a noticeable improvement in global growth and supportive monetary and fiscal policy. However, in June 2021, as prices moved in line with our views, the Fund trimmed its overweight to equities to a more modest position and also moved underweight U.S. duration, motivated by the hawkish shift in stance by the Fed following the
June meeting of the Federal Open Market Committee. The Fund maintained an overweight to U.S. equities and an underweight to duration through the rest of the period, positioning for a continued expansion in global nominal growth, with an expectation that successive COVID-19 waves would have a more muted impact on economic activity.
The Fund ended the period positioned overweight equities and underweight duration, but at judicious levels of active risk.
Within the equity allocation, the Fund maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends, such as sentiment around supply chain disruptions and wage inflation.
Within the fixed income allocation, the portfolio reduced duration early in the period, and while it added back some duration later in the period, it maintained an underweight stance through the end of the period. The Fund favored structured products, high-yield bonds, and emerging market debt early in the period but trimmed exposure as valuations reached tight levels in the second quarter of 2021, reducing allocations to U.S. high-yield bonds and emerging markets in favor of floating rate loan interests (“bank loans”), agency MBS and long-term U.S. investment-grade corporates. The Fund also increased its allocation to structured products. In the third quarter of 2021, the Fund continued to trim its allocation to high yield in favor of bank loans. Late in the period, the Fund reduced allocations to emerging market debt, agency MBS, U.S. investment-
grade corporates, and high-yield bonds, while increasing the positions in non-U.S. sovereign debt and select segments of the structured product market.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Balanced Capital Portfolio
Describe portfolio positioning at period end.
The Fund ended the period with an overweight position in U.S. equities and underweight to U.S. duration. This position reflected the belief that the narrative of policy normalization in the face of a pandemic continues to compete against the narrative of withdrawing emergency fiscal and monetary stimulus as COVID-19 becomes endemic and less disruptive to the global economy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests in U.S. and foreign equity securities and fixed-income securities of any maturity.
(b)
A customized weighted index comprised of the returns of the Russell 1000
®
Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).
(c)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
(d)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Balanced Capital Portfolio ............................................................... 16.65% 12.95% 11.51%
60% Russell 1000
®
Index/40% Bloomberg U.S. Aggregate Bond Index ...................................... 14.62 12.60 11.15
Russell 1000
®
Index .......................................................................... 26.45 18.43 16.54
Bloomberg U.S. Aggregate Bond Index ............................................................ (1.54) 3.57 2.90
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Balanced Capital Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Including
Interest
Expense
(b)
Excluding
Interest
Expense
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Including
Interest
Expense
Excluding
Interest
Expense
$ 1,000.00 $ 1,068.00 $ 2.55 $ 2.45 $ 1,000.00 $ 1,022.74 $ 2.50 $ 1,022.84 $ 2.40 0.49% 0.47%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 60%
U.S. Government Sponsored Agency Securities .............. 14
Corporate Bonds ................................... 11
U.S. Treasury Obligations ............................. 6
Investment Companies ............................... 6
Asset-Backed Securities .............................. 1
Non-Agency Mortgage-Backed Securities .................. 1
Foreign Government Obligations ........................ 1
Municipal Bonds ................................... —
(b)
Capital Trusts ..................................... —
(b)
Foreign Agency Obligations ............................ —
(b)
Floating Rate Loan Interests ........................... —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Investment Objective
BlackRock Capital Appreciation Portfolio’s (the “Fund”) investment objective is to seek long term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed both its benchmark, the Russell 1000
®
Growth Index, and the broad market S&P 500
®
Index.
What factors influenced performance?
From a sector perspective, the largest detractors from the Fund's relative performance were allocation and stock selection decisions within the communication services, consumer discretionary and information technology ("IT") sectors. Within communication services, an overweight allocation to the interactive media & service industry, most notably an out-of-benchmark position in Tencent Holdings Ltd., detracted from relative performance. Stock selection in the internet & direct marketing retail sub-sector was also a detractor in the consumer discretionary sector, particularly with the Fund's out-of-benchmark position in Latin American e-commerce platform provider MercadoLibre,
Inc. Lastly, stock selection within IT stemmed most notably from an overweight position in Wix.com Ltd. in the IT services industry.
Conversely, the largest contributors to relative performance were stock selection in the health care and financial sectors as well as positioning within consumer staples. In health care, the Fund's lack of exposure to biotechnology stocks contributed, as did an overweight position in Danaher Corp. in the life sciences tools & services industry.
Selective positioning across consumer staples subsectors added to relative results. Lastly, an overweight allocation to financials, notably to the capital markets sub-sector as a result of its overweight position in S&P Global, Inc., proved advantageous as well.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to communication services, particularly within the interactive media & services industry.
Exposure to industrials also rose. Conversely, the Fund's exposure to IT decreased the most due to a reduced allocation to the IT services industry. Exposure to the real estate sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions relative to the benchmark in the communication services sector, followed by financials and materials. The Fund’s largest underweight position was in IT, followed by consumer staples and real estate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Capital Appreciation Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the investment adviser believes have exhibited above-average growth rates in earnings over the long term.
(b)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Capital Appreciation Portfolio ............................................................. 21.22% 25.29% 18.75%
S&P 500
®
Index ............................................................................. 28.71 18.47 16.55
Russell 1000
®
Growth Index .................................................................... 27.60 25.32 19.79
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,068.00 $ 2.45 $ 1,000.00 $ 1,022.84 $ 2.40 0.47%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 40%
Consumer Discretionary ............................. 18
Communication Services ............................. 16
Health Care ..................................... 9
Industrials ....................................... 7
Financials ....................................... 4
Materials ....................................... 3
Consumer Staples ................................. 1
Energy ......................................... 1
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2021

Fund Summary
BlackRock Global Allocation Portfolio
Investment Objective
BlackRock Global Allocation Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World
(ex-US) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”),
and underperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
Within equities, security selection within consumer discretionary, information technology and industrials detracted from performance. Short positioning on U.S. index futures as a way to manage the overall beta (market sensitivity) of the portfolio, while maintaining exposure to core equity positions, weighed on returns. Within fixed income, positioning within U.S. Treasuries to manage duration and corresponding interest rate sensitivity, notably positioning at the long end of the yield curve, negatively impacted performance. Exposure to gold-related securities and cash and cash equivalents detracted.
An overweight to equities, as compared to the Reference Benchmark, positively impacted performance. Within equities, stock selection within materials contributed to returns.
An underweight to developed market government bonds, as compared to the Reference Benchmark, was additive. Within fixed income, exposure to corporate credit and securitized assets, as well as an overweight to Chinese government bonds, positively impacted returns. Currency management, notably an overweight to the U.S. dollar and an underweight to the euro, also contributed to performance.
Describe recent portfolio activity.
While the Fund’s overall equity allocation increased only slightly from 68% to 69% of net assets, equity exposure was tactically managed throughout the period. Within equities, the Fund increased exposure to the United States, and decreased exposure to continental Europe and Asia, particularly China. From a sector perspective, the Fund increased exposure to energy and financials, and decreased exposure to information technology. The Fund’s allocation to fixed income decreased from 24% to 22% of net assets. Within fixed income, the Fund decreased exposure to developed market government bonds and corporate credit, and increased exposure to securitized debt and floating rate loan interests (“bank loans”). From a duration perspective, the Fund’s total portfolio duration was tactically managed over the period and ended the period at 0.5 years, down from 1.9 years at the beginning of the period. The Fund’s allocation to commodity-related securities decreased slightly from 1% to less than 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 7% to 9% of net assets. During the 12-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight in equities and underweight in fixed income, with modest exposure to commodity-related securities and an overweight to cash equivalents. Within equities, the Fund was overweight in the United States, Europe and China, and underweight in Japan and Australia. From a sector perspective, the Fund was overweight in consumer discretionary, health care, industrials, energy, materials and communication services, and underweight in consumer staples, real estate and financials. Within fixed income, the Fund was underweight in developed market government bonds and overweight in corporate credit, securitized debt and bank loans. From a duration perspective, the total portfolio duration was 0.5 versus a benchmark duration of 2.7 (total portfolio duration assumes equity duration of
0). From a currency perspective, the Fund was overweight in the U.S. dollar and underweight in the euro.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Global Allocation Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing markets and economic trends.
(c)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(d)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Global Allocation Portfolio ............................................................... 6.79% 10.03% 8.06%
FTSE World Index ........................................................................... 20.95 15.27 12.79
Reference Benchmark ........................................................................ 10.13 10.34 8.49
U.S. Stocks: S&P 500
®
Index
(b)
................................................................... 28.71 18.47 16.55
Non U.S. Stocks: FTSE World (ex-U.S.) Index
( c )
....................................................... 11.71 10.46 8.18
U.S. Bonds: ICE BofA Current 5-Year U.S. Treasury Index
( d )
.............................................. (2.82) 2.43 1.68
Non U.S. Bonds: FTSE Non - U.S. Dollar World Government Bond Index
( e )
.................................... (9.68) 2.68 0.34
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(c)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(d)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
(e)
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Global Allocation Portfolio
Expense Example
Actual Hypothetical
(a)
Expenses Paid
During the Period Including Dividend Expense Excluding Dividend Expense Annualized Expense Ratio
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Including
Dividend
Expense
(b)
Excluding
Dividend
Expense
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Including
Dividend
Expense
Excluding
Dividend
Expense
$ 1,000.00 $ 1,001.50 $ 2.93 $ 2.88 $ 1,000.00 $ 1,022.28 $ 2.96 $ 1,022.33 $ 2.91 0.58% 0.57%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 69% — %
(b)
69%
Germany .............................. 4 —
(b)
4
China ................................. 4 —
(b)
4
United Kingdom .......................... 3 —
(b)
3
Japan ................................ 3 —
(b)
3
France ................................ 3 —
(b)
3
Netherlands ............................ 2 —
(b)
2
Canada ............................... 2 —
(b)
2
Other
(c)
................................ 10 — 10
Total ................................. 100% —% 100%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Money Market Overview
For the 12-Month Period Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders

Market Review
2021 began with the transition to the Biden-Harris administration, passage of the $1.9 trillion American Rescue Plan Act of 2021, and an acceleration of Covid-19 vaccination programs. Throughout the second quarter much of the United States began to reopen as vaccination efforts ramped up and Covid-19 cases plummeted. The second half of the year, however, was dominated by the Delta and Omicron variants as cases skyrocketed into year-end.
Economic conditions in the United States vastly improved in year two of the coronavirus pandemic. The unemployment rate fell from 6.3% in January 2021 to 3.9% at the end of December 2021. At the end of the second and third quarters in 2021, real gross domestic product increased at an annual rate of 6.7% and 2.3%, respectively.
On the topic of inflation, several key barometers indicated that inflation had risen and was elevated throughout the year. The Consumer Price Index rose 7% in 2021, the largest increase since 1982.
At their June meeting, the Federal Open Market Committee (the “FOMC” or the “Committee”) made upward “technical” adjustments of 0.05% to the interest rate paid on required and excess reserves (“IOER”) and the offering rate on overnight reverse repurchase agreement (“RRP”) operations, bringing these “administered rates” to 0.15%
and 0.05%, respectively. Fed Chair Powell noted that these adjustments were made “in order to keep the Federal Funds rate well within the target range and to support smooth functioning in money markets.”
The FOMC noted at their September meeting that “if progress (toward its maximum employment and price stability goals) continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.” Fed Chair Powell made sure to differentiate the timing and pace of the reduction in asset purchases from the timing of interest rate liftoff.
At their December meeting, the FOMC acknowledged that employment and economic conditions have improved in recent months and simultaneously removed the word
“transitory” when referring to inflation. As was widely expected, the FOMC elected to double the monthly pace of reduction of its asset purchases of U.S. Treasury and agency mortgage-backed securities at their December meeting, to at least $40 billion and $20 billion, respectively. To no surprise, the FOMC left the range of 0.00% - 0.25% for the
Federal Funds target rate unchanged throughout the year.
The so-called “dot plot” median interest rate forecast reflected three 0.25% interest rate hikes in 2022, another three in 2023, and two more in 2024. The Summary of
Economic Projections reflected a near-term decline in the unemployment rate relative to the September 2021 forecast and a firming of core inflation over the intermediate term.
On December 16, 2021, President Biden signed legislation to raise the debt limit by $2.5 trillion, an amount expected to provide the U.S. government with borrowing authority into at least early 2023. The resolution of the debt ceiling saga should result in a rise in Treasury bill (“T-bill”) supply and a meaningful increase in the Treasury General
Account at the Fed. Net T-bill issuance for 2021 was approximately $1.2 trillion as of December 31, 2021.
Daily utilization of the Fed’s RRP facility surged following the adjustment in the program’s offering rate in June 2021, averaging $1.23 trillion per day for the remainder of the year. On December 31, 2021, the RRP facility hit an all-time high with a balance of over $1.9 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities— had been pegged at 0.01% from March 2021 until the FOMC’s “technical” adjustments in June 2021, when it rose to 0.05%. SOFR closed 2021 at 0.05% and averaged 0.04% for the year.
The three-month London Inter-bank Offered Rate (“LIBOR”), which started the year at 0.24%, trended downward for most of the year but rebounded to 0.21% at year end.
The three-month LIBOR averaged 0.16% throughout 2021 and hit an all-time low of 0.11% on September 9, 2021. The three-month LIBOR overnight indexed swap (“L-OIS”)
spread—a gauge of stress in the financial system—hit an all-time low of 0.02% on June 16, 2021 and averaged 0.08% for the year. L-OIS fell from 0.16% at the beginning of the year to 0.09% at year end.
Industry-wide money market mutual funds (“MMFs”) experienced net inflows of approximately $408 billion during the year. Of this, assets of prime and municipal MMFs fell
$19 billion and $3 billion, respectively, while government MMFs experienced $193 billion of inflows.
Portfolio Review
The prevailing investment themes in 2021 included the ultra-accommodative policy put in place by the FOMC, the large and growing supply versus demand imbalance for front-end securities, and the debt ceiling impasse toward the later part of the year. The duration of the Fund’s portfolio was managed to best take advantage of yield movements in this environment.
Although it was a relatively flat curve, yields still did move within that tight range. Duration was managed lower at the mid-year point with the expectation that the FOMC would adjust the RRP and IOER rates. After their technical adjustment, a slightly longer duration profile was employed to take advantage of the back-up in yields that followed.
The debt ceiling impasse dominated headlines for much of the second half of 2021. The general market avoidance of U.S. Treasury securities, which may have matured inside of the default date range, pushed yields on surrounding maturities through the RRP rate. Positioning around the debt ceiling dominated our strategy during this time as we targeted securities that matured outside of what we believed to be the most vulnerable period.
Following the debt ceiling resolution, the U.S. Treasury Department was free to increase issuance of T-bills, which helped support yields in the front-end. Furthermore, the
FOMC’s hawkish tilt caused the T-bill yield curve to reprice higher as the market incorporated the possibility of multiple rate hikes in 2022. We took advantage of this repricing to add duration to the portfolio.

Money Market Overview
For the 12-Month Period Ended December 31, 2021 (continued)

Money Market Overview
Outlook
With the debt ceiling impasse now resolved, the U.S. Treasury quickly increased debt issuance to build back its general account balance which had been depleted due to the limitations placed on it. The return of supply has helped support yields in the front end. Overall, net new T-bill supply is expected to be positive going forward. This new supply will be well received as there is still excess liquidity in the front-end.
The FOMC’s hawkish pivot at their December meeting has the market presently pricing in multiple rate hikes in 2022. The timing of these hikes remains unknown and market pricing will remain volatile as new economic data is released. The repricing of FOMC rate hike expectations will likely dominate market pricing through 2022.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Investment Objective
BlackRock Government Money Market Portfolio’s (the “Fund”) investment objective is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Portfolio Information
Expense Example
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Government Sponsored Agency Obligations .............. 36%
Repurchase Agreements ............................... 36
U.S. Treasury Obligations .............................. 28
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market Portfolio ..... 0.00% 0.00%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,000.10 $ 0.40 $ 1,000.00 $ 1,024.80 $ 0.41 0.08%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of December 31, 2021

Fund Summary
BlackRock High Yield Portfolio
Investment Objective
BlackRock High Yield Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield bonds delivered positive returns and outpaced the investment-grade bond market over the 12 months. The gains were driven by the combination of a strong economic recovery, rising oil prices, and continued support from fiscal and monetary policy. Together, these factors helped fuel investors’ appetite for both risk and yield.
During the period, security selection within the independent energy, technology and health care sectors positively contributed to performance. By credit rating, security selection within B rated names as well as an overweight allocation to the BBB ratings category proved additive. Out-of-benchmark allocations to equities and floating rate loan interests (“bank loans”) contributed to performance, while exposure to investment grade bonds was also modestly beneficial.
From a sector perspective, security selection within the automotive and finance company sectors and an underweight allocation to retailers detracted from performance. By credit rating, the Fund’s underweight allocation to BB rated names and security selection within the CCC ratings category weighed on performance.
Describe recent portfolio activity.
While key positioning themes remained broadly consistent, the Fund tactically navigated sector- and issuer-level positioning to take advantage of market opportunities.
During the period, the Fund increased its exposure to the independent energy, leisure and health insurance sectors while reducing exposure to the banking, packaging and metals & mining sectors. The Fund reduced the allocation to investment-grade bonds during 2021, ending the period with a weighting of approximately 2.3% in this area. The
Fund increased its tactical allocation to liquid high yield products, mainly credit default swap indices, ending the period with an exposure of approximately 1.8%.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund was underweight BB rated debt and overweight in select CCCs. With that said, the portfolio remained underweight in the highest-
yielding portion of the market that contains a larger concentration of stressed assets. The leading sector overweights were in technology, building materials and cable &
satellite, and the largest underweights included retailers, media & entertainment and finance companies. The Fund continued to hold a tactical allocation of about 7% in bank loans, which the investment adviser believes offers attractive value versus high-yield bonds. The Fund also held an out-of-benchmark allocation to equities of approximately
3%.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock High Yield Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio (the
"Predecessor Fund"), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (formerly Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index), an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
1 Year 5 Years 10 Years
BlackRock High Yield Portfolio ......................................... 4.02% 2.63% 5.93% 6.73% 7.03%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ................ — — 5.26 6.28 6.82
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Series Fund, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock High Yield Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,016.60 $ 2.54 $ 1,000.00 $ 1,022.68 $ 2.55 0.50%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 8
BB/Ba ......................................... 42
B ............................................ 32
CCC/ Caa ....................................... 13
CC/Ca ........................................ —
(c)
NR ........................................... 5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.
(c)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock U.S. Government Bond Portfolio
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund outperformed its benchmark, the Bloomberg U.S. Government/Mortgage Index.
What factors influenced performance?
Positive contributors to performance relative to the benchmark included the Fund’s interest rate volatility strategies and positioning along the yield curve. Out-of-benchmark exposure to commercial mortgage-backed securities also added to relative performance.
Exposure to non-U.S. dollar sovereign interest rates weighed most heavily on relative performance for the 12 months. The Fund’s long agency mortgage positioning relative to U.S. Treasuries also detracted toward the end of the period.
Describe recent portfolio activity.
During the reporting period, the Fund maintained an underweight bias with respect to duration and corresponding interest rate sensitivity relative to the benchmark. Within agency mortgage-backed securities (“MBS”), the Fund shifted from an underweight position to a long position, ultimately closing the year neutrally positioned. The Fund was heavily underweight specified pools relative to to-be-announced securities (“TBAs”) throughout 2021. The Fund’s exposure to emerging market rates was reduced to a minimal level over the period.
The Fund had a modestly elevated cash position at period end due to the investment adviser’s preference for using forward contracts to gain MBS exposure as opposed to holding cash bonds. The Fund’s cash position did not have a material impact on performance over the 12 months.
The portfolio held a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets. The Fund’s use of derivatives had a negative impact on Fund performance for the period.
Describe portfolio positioning at period end.
The Fund was neutral on mortgages and favored higher coupons on the expectation for increasing borrower burnout and reduced refinancing activity. After having been heavily underweight in specified pools versus an overweight in TBAs throughout 2021, the Fund has modestly increased specified pool exposure. The Fund favored duration exposure in the very front-end of the yield curve, on the view that the belly to the long end of the yield curve is more vulnerable to moving higher. The investment adviser remains constructive on agency MBS despite the pivot by the Fed with respect to its support for the asset class in late 2021.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 52%
U.S. Treasury Obligations ............................. 38
Non-Agency Mortgage-Backed Securities .................. 8
Asset-Backed Securities .............................. 2
Foreign Government Obligations ........................ —
(b)
See “Disclosure of Expenses” on for further information on how expenses were calculated.
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock U.S. Government Bond Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund, under normal circumstances, will invest at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the
“Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Bloomberg U.S. Government/Mortgage Index (formerly Bloomberg Barclays U.S. Government/Mortgage Index), that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
(c)
Bloomberg U.S. Mortgage-Backed Securities Index (formerly Bloomberg Barclays U.S. Mortgage-Backed Securities Index), an unmanaged index that includes the mortgage-backed pass-
through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
1 Year 5 Years 10 Years
BlackRock U.S. Government Bond Portfolio ................................ 0.53% 0.36% (1.36)% 2.86% 2.17%
Bloomberg U.S. Government/Mortgage Index ............................. — — (1.77) 2.85 2.21
Bloomberg U.S. Mortgage-Backed Securities Index ........................ — — (1.04) 2.50 2.28
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Series Fund, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock U.S. Government Bond Portfolio
Expense Example
Actual Hypothetical
(a)
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Including
Interest
Expense
(b)
Excluding
Interest
Expense
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Including
Interest
Expense
Excluding
Interest
Expense
$ 1,000.00 $ 998.90 $ 2.47 $ 2.47 $ 1,000.00 $ 1,022.74 $ 2.50 $ 1,022.74 $ 2.50 0.49% 0.49%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure Of Expenses / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period
(or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.
(a)
............... 1,138 $ 178,666
Lockheed Martin Corp. ............... 3,402 1,209,105
Northrop Grumman Corp. ............. 246 95,219
1,482,990
Air Freight & Logistics — 1.4%
CH Robinson Worldwide, Inc. .......... 12,586 1,354,631
Expeditors International of Washington, Inc. . 11,604 1,558,301
United Parcel Service, Inc., Class B ...... 1,675 359,020
3,271,952
Airlines — 0.1%
Alaska Air Group, Inc.
(a)
............... 2,961 154,268
Auto Components — 0.7%
BorgWarner, Inc. ................... 33,583 1,513,586
Automobiles — 1.6%
(a)
Rivian Automotive, Inc., Class A ......... 3,193 331,082
Tesla, Inc. ........................ 3,280 3,466,239
3,797,321
Banks — 3.0%
Bank of America Corp. ............... 3,389 150,777
Bank of Hawaii Corp. ................ 3,098 259,488
Citigroup, Inc. ..................... 18,912 1,142,096
First Republic Bank ................. 12,712 2,625,155
Huntington Bancshares, Inc. ........... 1,536 23,685
JPMorgan Chase & Co. .............. 3,990 631,817
Pinnacle Financial Partners, Inc. ......... 6,589 629,250
PNC Financial Services Group, Inc. (The) .. 567 113,695
Regions Financial Corp. .............. 31,640 689,752
Signature Bank .................... 907 293,387
US Bancorp ...................... 390 21,906
Western Alliance Bancorp ............. 3,854 414,883
6,995,891
Beverages — 0.8%
Coca-Cola Europacific Partners plc ....... 6,101 341,229
Keurig Dr Pepper, Inc. ............... 14,304 527,245
Molson Coors Beverage Co., Class B ..... 14,416 668,182
PepsiCo, Inc. ..................... 1,868 324,490
1,861,146
Biotechnology — 1.3%
AbbVie, Inc. ...................... 4,954 670,772
Amgen, Inc. ...................... 7,770 1,748,017
Biogen, Inc.
(a)
..................... 769 184,498
Regeneron Pharmaceuticals, Inc.
(a)
....... 480 303,130
2,906,417
Building Products — 1.0%
Builders FirstSource , Inc.
(a)
............ 584 50,055
Masco Corp. ...................... 652 45,783
Owens Corning .................... 404 36,562
Trane Technologies plc ............... 10,325 2,085,960
2,218,360
Capital Markets — 2.1%
Apollo Global Management, Inc. ......... 4,715 341,507
FactSet Research Systems, Inc. ......... 1,324 643,477
Goldman Sachs Group, Inc. (The) ....... 204 78,040
Intercontinental Exchange, Inc. ......... 954 130,479
Moody's Corp. ..................... 127 49,604
Morgan Stanley .................... 6,890 676,322
S&P Global, Inc. ................... 4,285 2,022,220
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. ................ 14,259 $ 1,004,119
4,945,768
Chemicals — 1.1%
Corteva , Inc. ...................... 1,555 73,520
Ecolab, Inc. ...................... 6,491 1,522,724
Mosaic Co. (The) ................... 3,061 120,267
Sherwin-Williams Co. (The) ............ 2,607 918,081
2,634,592
Commercial Services & Supplies — 0.1%
Waste Connections, Inc. .............. 2,025 275,947
Communications Equipment — 0.3%
Juniper Networks, Inc. ............... 19,059 680,597
Construction Materials — 0.2%
Martin Marietta Materials, Inc. .......... 106 46,695
Vulcan Materials Co. ................ 2,268 470,792
517,487
Consumer Finance — 1.5%
Ally Financial, Inc. .................. 38,336 1,825,177
American Express Co. ............... 7,286 1,191,990
Capital One Financial Corp. ............ 3,513 509,701
3,526,868
Containers & Packaging — 0.2%
Avery Dennison Corp. ................ 449 97,240
WestRock Co. ..................... 8,294 367,922
465,162
Diversified Consumer Services — 0.7%
H&R Block, Inc. .................... 33,895 798,566
Service Corp. International ............ 10,854 770,526
1,569,092
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B
(a)
...... 881 263,419
Voya Financial, Inc. ................. 37,721 2,501,279
2,764,698
Diversified Telecommunication Services — 0.0%
Verizon Communications, Inc. .......... 770 40,009
Electric Utilities — 1.1%
NextEra Energy, Inc. ................ 6,407 598,157
OGE Energy Corp. .................. 47,857 1,836,752
Pinnacle West Capital Corp. ........... 726 51,248
2,486,157
Electrical Equipment — 0.2%
AMETEK, Inc. ..................... 2,409 354,219
Electronic Equipment, Instruments & Components — 0.4%
(a)
Flex Ltd. ......................... 9,962 182,604
Keysight Technologies, Inc. ............ 3,240 669,092
Zebra Technologies Corp., Class A ....... 156 92,851
944,547
Energy Equipment & Services — 1.0%
Schlumberger NV .................. 76,410 2,288,479
Entertainment — 1.3%
(a)
Roku, Inc. ........................ 3,039 693,500
Spotify Technology SA ............... 1,865 436,466
Walt Disney Co. (The) ............... 9,183 1,422,355
Zynga, Inc., Class A ................. 75,752 484,812
3,037,133

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Homes 4 Rent, Class A ........ 15,298 $ 667,146
CubeSmart ....................... 26,719 1,520,578
Extra Space Storage, Inc. ............. 1,145 259,606
Life Storage, Inc. ................... 11,467 1,756,515
Prologis, Inc. ...................... 19,740 3,323,426
7,527,271
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 4,945 2,807,277
Walmart, Inc. ...................... 5,080 735,025
3,542,302
Food Products — 0.2%
McCormick & Co., Inc. (Non-Voting) ...... 5,504 531,741
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories ................. 1,773 249,532
Align Technology, Inc.
(a)
............... 802 527,058
DexCom , Inc.
(a)
.................... 1,666 894,559
Hologic , Inc.
(a)
..................... 1,923 147,225
IDEXX Laboratories, Inc.
(a)
............. 4,258 2,803,722
Medtronic plc ..................... 1,915 198,107
4,820,203
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp. ............. 412 54,751
Anthem, Inc. ...................... 2,737 1,268,709
Cigna Corp. ...................... 1,674 384,401
CVS Health Corp. .................. 1,944 200,543
McKesson Corp. ................... 5,801 1,441,954
UnitedHealth Group, Inc. .............. 2,139 1,074,077
4,424,435
Health Care Technology — 0.2%
Cerner Corp. ...................... 1,515 140,698
Teladoc Health, Inc.
(a)
................ 4,276 392,622
533,320
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.
(a)
.............. 672 1,612,283
McDonald's Corp. .................. 1,584 424,623
Travel + Leisure Co. ................. 10,823 598,187
2,635,093
Household Durables — 0.9%
DR Horton, Inc. .................... 5,052 547,889
Whirlpool Corp. .................... 6,471 1,518,485
2,066,374
Household Products — 1.6%
Colgate-Palmolive Co. ............... 34,372 2,933,306
Procter & Gamble Co. (The) ........... 5,358 876,462
3,809,768
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.
(a)
...... 4,953 138,288
Industrial Conglomerates — 0.5%
General Electric Co. ................. 760 71,797
Honeywell International, Inc. ........... 2,490 519,190
Roper Technologies, Inc. .............. 956 470,218
1,061,205
Insurance — 3.5%
Athene Holding Ltd., Class A
(a)
.......... 596 49,665
Marsh & McLennan Cos., Inc. .......... 17,575 3,054,887
MetLife, Inc. ...................... 41,055 2,565,527
Reinsurance Group of America, Inc. ...... 3,814 417,595
Travelers Cos., Inc. (The) ............. 7,015 1,097,356
Security
Shares
Shares Value
Insurance (continued)
Willis Towers Watson plc .............. 4,341 $ 1,030,944
8,215,974
Interactive Media & Services — 5.9%
(a)
Alphabet, Inc., Class A ............... 2,418 7,005,043
Alphabet, Inc., Class C ............... 1,438 4,160,982
Facebook, Inc., Class A .............. 7,129 2,397,839
Twitter, Inc. ....................... 3,647 157,623
ZoomInfo Technologies, Inc., Class A ..... 1,292 82,947
13,804,434
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.
(a)
................. 2,497 8,325,847
IT Services — 4.7%
Accenture plc, Class A ............... 2,523 1,045,910
Automatic Data Processing, Inc. ......... 5,217 1,286,408
Broadridge Financial Solutions, Inc. ...... 176 32,176
EPAM Systems, Inc.
(a)
................ 58 38,770
Fidelity National Information Services, Inc. .. 15,014 1,638,778
Global Payments, Inc. ............... 1,385 187,224
Mastercard , Inc., Class A .............. 1,792 643,902
Okta , Inc., Class A
(a)
................. 2,983 668,699
PayPal Holdings, Inc.
(a)
............... 5,321 1,003,434
Visa, Inc., Class A .................. 20,398 4,420,451
10,965,752
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. ............. 17,396 2,777,271
Bruker Corp. ...................... 6,040 506,816
Danaher Corp. .................... 7,039 2,315,901
Illumina, Inc.
(a)
..................... 260 98,915
Mettler -Toledo International, Inc.
(a)
....... 19 32,247
Thermo Fisher Scientific, Inc. ........... 290 193,500
5,924,650
Machinery — 2.8%
Caterpillar, Inc. .................... 3,240 669,838
Fortive Corp. ...................... 5,868 447,670
Illinois Tool Works, Inc. ............... 11,963 2,952,468
Otis Worldwide Corp. ................ 26,699 2,324,682
6,394,658
Media — 1.1%
Altice USA, Inc., Class A
(a)
............. 14,418 233,283
Comcast Corp., Class A .............. 18,812 946,808
Discovery, Inc., Class C
(a)
............. 1,777 40,693
Fox Corp., Class A .................. 11,855 437,450
Fox Corp., Class B .................. 785 26,902
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
411 20,899
Nexstar Media Group, Inc., Class A ....... 372 56,165
Sirius XM Holdings, Inc. .............. 117,091 743,528
TEGNA, Inc. ...................... 1,638 30,401
2,536,129
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. ......... 2,504 406,199
Multiline Retail — 1.3%
Kohl's Corp. ...................... 4,317 213,216
Nordstrom, Inc.
(a)(b)
.................. 22,947 519,061
Target Corp. ...................... 10,322 2,388,924
3,121,201
Multi-Utilities — 2.0%
Consolidated Edison, Inc. ............. 25,659 2,189,226
DTE Energy Co. ................... 12,453 1,488,631

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ..................... 33,275 $ 918,723
4,596,580
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp. ..................... 2,868 336,560
Devon Energy Corp. ................. 1,654 72,858
EOG Resources, Inc. ................ 31,642 2,810,759
Phillips 66 ........................ 4,539 328,896
Williams Cos., Inc. (The) .............. 12,803 333,390
3,882,463
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A .... 5,346 1,979,089
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co. .............. 6,123 381,769
Eli Lilly & Co. ..................... 4,910 1,356,240
Johnson & Johnson ................. 27,917 4,775,761
Merck & Co., Inc. ................... 6,882 527,437
Pfizer, Inc. ....................... 17,602 1,039,398
Zoetis, Inc. ....................... 12,851 3,136,030
11,216,635
Professional Services — 0.9%
Equifax, Inc. ...................... 6,551 1,918,067
IHS Markit Ltd. .................... 1,921 255,340
2,173,407
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 2,841 308,277
Road & Rail — 1.3%
Landstar System, Inc. ................ 5,364 960,263
Lyft, Inc., Class A
(a)
.................. 1,248 53,327
Old Dominion Freight Line, Inc. ......... 152 54,474
Ryder System, Inc. .................. 18,237 1,503,276
Schneider National, Inc., Class B ........ 14,923 401,578
2,972,918
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.
(a)
......... 11,510 1,656,289
Applied Materials, Inc. ............... 9,657 1,519,626
Cirrus Logic, Inc.
(a)
.................. 9,101 837,474
Intel Corp. ....................... 44,093 2,270,789
KLA Corp. ........................ 234 100,646
Lam Research Corp. ................ 1,150 827,022
NVIDIA Corp. ..................... 12,746 3,748,726
QUALCOMM, Inc. .................. 5,422 991,521
Silicon Laboratories, Inc.
(a)
............. 2,734 564,352
Texas Instruments, Inc. ............... 516 97,251
Xilinx, Inc. ........................ 1,267 268,642
12,882,338
Software — 10.6%
Adobe, Inc.
(a)
...................... 5,905 3,348,489
Atlassian Corp. plc, Class A
(a)
........... 99 37,748
Cadence Design Systems, Inc.
(a)
........ 2,745 511,531
Crowdstrike Holdings, Inc., Class A
(a)
...... 105 21,499
HashiCorp , Inc., Class A
(a)
............. 2,482 225,961
HubSpot , Inc.
(a)
.................... 207 136,444
Intuit, Inc. ........................ 5,024 3,231,537
Manhattan Associates, Inc.
(a)
........... 747 116,151
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. .................... 32,805 $ 11,032,978
salesforce.com, Inc.
(a)
................ 3,771 958,324
ServiceNow , Inc.
(a)
.................. 3,921 2,545,160
VMware, Inc., Class A ................ 938 108,695
Workday, Inc., Class A
(a)
.............. 8,753 2,391,145
24,665,662
Specialty Retail — 1.3%
Advance Auto Parts, Inc. .............. 1,482 355,502
American Eagle Outfitters, Inc.
(b)
......... 19,621 496,804
Dick's Sporting Goods, Inc. ............ 378 43,466
Foot Locker, Inc. ................... 1,261 55,018
Home Depot, Inc. (The) .............. 2,292 951,203
Lithia Motors, Inc. .................. 367 108,981
Lowe's Cos., Inc. ................... 830 214,538
Penske Automotive Group, Inc. ......... 3,304 354,255
Tractor Supply Co. .................. 1,574 375,556
2,955,323
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc. ....................... 76,271 13,543,441
Dell Technologies, Inc., Class C
(a)
........ 46,049 2,586,572
Hewlett Packard Enterprise Co.
(b)
........ 132,989 2,097,237
NetApp, Inc. ...................... 8,843 813,468
Western Digital Corp.
(a)
............... 4,392 286,402
19,327,120
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., Class A ............ 9,183 229,851
Ralph Lauren Corp. ................. 2,906 345,407
Tapestry, Inc. ...................... 4,860 197,316
772,574
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. ...... 2,865 34,982
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.
(a)
........ 3,363 814,788
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.
(a)
.......... 11,738 369,982
Total Common Stocks — 99.1%
(Cost: $186,736,246) ............................. 230,469,668
Total Long-Term Investments — 99.1%
(Cost: $186,736,246) ............................. 230,469,668
Short-Term Securities — 1.9%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 2,205,475 2,205,475
SL Liquidity Series, LLC, Money Market Series,
0.15%
(e)
....................... 2,233,281 2,233,504
Total Short-Term Securities — 1.9%
(Cost: $4,438,979) .............................. 4,438,979
Total Investments — 101.0%
(Cost: $191,175,225 ) ............................. 234,908,647
Liabilities in Excess of Other Assets — (1.0)% ............ (2,247,520)
Net Assets — 100.0% .............................. $ 232,661,127
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,514,524 $ — $ (3,309,049) $ — $ — $ 2,205,475 2,205,475 $ 511 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,958,228 277,542 — (2,266) — 2,233,504 2,233,281 28,693
(b)
—
$ (2,266) $ — $ 4,438,979 $ 29,204 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 10 03/18/22 $ 2,379 $ 36,409
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 36,409 $ — $ — $ — $ 36,409
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,102,352 $ — $ — $ — $ 1,102,352
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (111,155) — — — (111,155)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,354,251

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 230,469,668 $ — $ — $ 230,469,668
Short-Term Securities ....................................... 2,205,475 — — 2,205,475
$ 232,675,143 $ — $ — $ 232,675,143
Investments valued at NAV
(a)
...................................... 2,233,504
$ —
$ 234,908,647
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 36,409 $ — $ — $ 36,409
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.36%, 05/25/37
(a)
..... USD 45 $ 11,130
Ajax Mortgage Loan Trust
(b)
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
115 115,606
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
110 110,044
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
100 75,500
Series 2018-G, Class C, 0.00%, 06/25/57 . 99 98,655
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
99 99,658
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
184 185,067
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)
..................... 227 227,137
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.57%, 01/15/30 .... 250 249,838
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.97%, 01/15/30 .... 250 249,557
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.20%,
04/15/31
(a)(b)
..................... 500 498,769
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.58%, 05/25/35
(a)
................. 60 56,324
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.08%,
07/20/29
(a)(b)
..................... 216 215,902
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . 53 11,227
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 10,769
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 8,207
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 08/25/34 .... 1 1,216
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.34%), 0.44%, 09/25/36 .... 79 77,920
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.26%, 01/25/37 ... 26 26,006
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.24%, 03/25/37 .... 14 13,455
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.24%, 03/25/37 .... 29 27,781
Series 2007-HE3, Class 1A3, (LIBOR USD 1
Month + 0.25%), 0.35%, 04/25/37 .... 55 67,742
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.09%, 04/17/31 .... 249 249,035
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.74%, 07/28/28 .... 250 249,237
Carlyle US CLO Ltd., Series 2017-4A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.30%,
01/15/30
(a)(b)
..................... 250 250,011
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.26%, 10/25/36
(a)
........... 45 44,094
CIFC Funding Ltd., Series 2013-1A, Class A2R,
(LIBOR USD 3 Month + 1.75%), 1.87%,
07/16/30
(a)(b)
..................... 250 250,009
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.30%, 05/25/37 ... 157 130,813
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.37%, 05/25/37 ... 71 59,795
Conseco Finance Corp.
Series 1998-8, Class A1, 6.28%, 09/01/30 . 7 7,181
Series 1998-8, Class M1, 6.98%, 09/01/30
(a)
55 52,882
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.61%, 11/15/32
(a)
... USD 47 $ 43,899
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
31 8,779
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
42 11,669
Series 2000-5, Class A6, 7.96%, 05/01/31 . 37 14,173
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.26%, 12/25/35
(a)
... 5 4,879
Series 2006-S3, Class A4, 7.02%,
01/25/29
(d)
.................... 3 4,493
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.32%, 12/25/25
(a)
... —
(e)
377
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 22 22,879
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(d)
..................... 100 103,056
CWABS Asset-Backed Certificates Trust, Series
2005-17, Class 1AF4, 6.05%, 05/25/36
(d)
.. 23 22,619
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 3 4,166
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.41%, 12/15/33 ... 13 12,762
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 0.30%, 05/15/35 ... 36 35,036
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.29%, 05/15/35 .... 6 5,728
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.26%, 11/15/36 .... 12 11,226
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.24%,
01/15/31
(a)(b)
..................... 280 279,456
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 0.70%, 01/25/36
(a)
..... 40 37,699
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.30%, 01/25/47 .... 23 15,452
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 3.48%, 02/25/47 .... 25 27,415
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.20%, 07/25/27
(a)(b)
.......... 7 6,722
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.40%,
05/25/37
(a)
...................... 35 32,316
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
......... 123 18,036
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.83%, 04/15/36
(a)
................. 24 23,235
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.26%,
10/19/28
(a)(b)
..................... 208 207,877
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 0.33%, 05/25/37
(a)
........... 646 217,176
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
70 73,757
Series 2002-A, Class C, 0.00%, 06/15/33 . 5 4,592

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... USD 9 $ 9,057
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.40%, 06/25/36 .... 23 14,204
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.26%, 08/25/36 .... 14 7,439
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.34%, 05/25/37
(a)
20 15,883
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (LIBOR USD 1
Month + 0.60%), 0.70%, 12/25/34
(a)
..... 78 73,339
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 10 7,098
OCP CLO Ltd., Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.24%,
10/18/28
(a)(b)
..................... 73 73,212
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.14%, 07/17/30
(a)(b)
......... 305 303,843
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.20%,
05/23/31
(a)(b)
..................... 285 284,840
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.31%, 03/25/37
(a)
... 40 33,977
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 32 31,177
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 36 35,024
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 42 41,962
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.31%, 10/15/37
(a)(b)(c)
... 16 16,174
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 30 29,711
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/22/30
(a)(b)
................ 486 485,440
OZLM XXI Ltd., Series 2017-21A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.03%,
01/20/31
(a)(b)
..................... 250 250,119
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 0.98%, 07/20/27
(a)(b)
12 11,937
Scholar Funding Trust, Series 2013-A, Class
A, (LIBOR USD 1 Month + 0.65%), 0.75%,
01/30/45
(a)(b)
..................... 155 154,825
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 0.42%, 07/25/36
(a)
........... 16 4,625
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.37%,
07/20/30
(a)(b)
..................... 246 246,299
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.53%, 03/15/24
(a)
........... 34 34,270
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.00%, 04/15/28
(a)(b)
................ 162 162,304
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.23%, 07/25/37
(a)(b)
USD 34 $ 32,961
Total Asset-Backed Securities — 1.3%
(Cost: $7,444,782) ............................... 7,339,761
Shares
Shares
Common Stocks — 60.3%
Aerospace & Defense — 0.4%
Axon Enterprise, Inc.
(f)
................ 1,451 227,807
Lockheed Martin Corp. ................ 4,951 1,759,635
Northrop Grumman Corp. .............. 232 89,800
2,077,242
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.
(g)
.......... 19,279 2,074,999
Expeditors International of Washington, Inc. .. 16,567 2,224,782
United Parcel Service, Inc., Class B ....... 3,070 658,024
4,957,805
Airlines — 0.0%
Alaska Air Group, Inc.
(f)
................ 3,969 206,785
Auto Components — 0.4%
BorgWarner, Inc. .................... 46,800 2,109,276
Automobiles — 1.0%
(f)
Rivian Automotive, Inc., Class A .......... 4,567 473,552
Tesla, Inc.
(g)
........................ 4,742 5,011,251
5,484,803
Banks — 1.8%
Bank of America Corp. ................ 4,739 210,838
Bank of Hawaii Corp. ................. 3,241 271,466
Citigroup, Inc. ...................... 28,178 1,701,669
First Republic Bank .................. 18,212 3,760,960
Huntington Bancshares, Inc. ............ 5,735 88,434
JPMorgan Chase & Co. ............... 5,254 831,971
Pinnacle Financial Partners, Inc. .......... 8,469 808,790
PNC Financial Services Group, Inc. (The) ... 1,075 215,559
Regions Financial Corp. ............... 48,245 1,051,741
Signature Bank ..................... 1,444 467,091
US Bancorp ....................... 714 40,105
Western Alliance Bancorp .............. 5,411 582,494
10,031,118
Beverages — 0.5%
Coca-Cola Europacific Partners plc ........ 8,541 477,698
Keurig Dr Pepper, Inc. ................ 23,544 867,832
Molson Coors Beverage Co., Class B ...... 17,955 832,214
PepsiCo, Inc. ...................... 2,908 505,149
2,682,893
Biotechnology — 0.8%
AbbVie, Inc. ....................... 7,170 970,818
Amgen, Inc. ....................... 11,154 2,509,316
Biogen, Inc.
(f)
....................... 1,122 269,190
Regeneron Pharmaceuticals, Inc.
(f)
........ 694 438,275
4,187,599
Building Products — 0.6%
Builders FirstSource, Inc.
(f)
.............. 927 79,453
Lennox International, Inc. .............. 311 100,876
Masco Corp. ....................... 600 42,132
Owens Corning ..................... 387 35,024

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Building Products (continued)
Trane Technologies plc ................ 15,133 $ 3,057,320
3,314,805
Capital Markets — 1.3%
Apollo Global Management, Inc. .......... 6,197 448,849
FactSet Research Systems, Inc. .......... 2,003 973,478
Goldman Sachs Group, Inc. (The) ........ 294 112,470
Intercontinental Exchange, Inc. .......... 1,800 246,186
Moody's Corp. ...................... 219 85,537
Morgan Stanley ..................... 11,398 1,118,828
S&P Global, Inc. .................... 6,562 3,096,804
Stifel Financial Corp. ................. 18,141 1,277,489
7,359,641
Chemicals — 0.7%
Corteva, Inc. ....................... 1,818 85,955
Ecolab, Inc. ....................... 9,543 2,238,692
Mosaic Co. (The) .................... 5,299 208,198
Sherwin-Williams Co. (The) ............. 3,753 1,321,657
3,854,502
Commercial Services & Supplies — 0.1%
Waste Connections, Inc. ............... 2,399 326,912
Communications Equipment — 0.2%
Juniper Networks, Inc. ................ 25,593 913,926
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 404 177,970
Vulcan Materials Co. ................. 3,086 640,592
818,562
Consumer Finance — 0.9%
Ally Financial, Inc. ................... 56,982 2,712,913
American Express Co. ................ 10,749 1,758,536
Capital One Financial Corp. ............. 5,319 771,734
5,243,183
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 448 97,023
WestRock Co. ...................... 9,542 423,283
520,306
Diversified Consumer Services — 0.4%
H&R Block, Inc. ..................... 48,755 1,148,668
Service Corp. International ............. 15,658 1,111,561
2,260,229
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B
(f)
........ 1,272 380,328
Voya Financial, Inc. .................. 58,306 3,866,271
4,246,599
Diversified Telecommunication Services — 0.0%
Verizon Communications, Inc. ........... 2,143 111,350
Electric Utilities — 0.7%
NextEra Energy, Inc. ................. 8,862 827,356
OGE Energy Corp. ................... 72,562 2,784,930
Pinnacle West Capital Corp. ............ 1,452 102,497
3,714,783
Electrical Equipment — 0.1%
AMETEK, Inc. ...................... 2,532 372,305
Electronic Equipment, Instruments & Components — 0.3%
(f)
Flex Ltd. .......................... 10,983 201,318
Keysight Technologies, Inc. ............. 5,520 1,139,935
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A ........ 278 $ 165,466
1,506,719
Energy Equipment & Services — 0.6%
Schlumberger NV ................... 109,927 3,292,314
Entertainment — 0.8%
(f)
Roku, Inc. ......................... 4,600 1,049,720
Spotify Technology SA ................ 2,685 628,371
Walt Disney Co. (The) ................ 12,968 2,008,613
Zynga, Inc., Class A .................. 101,834 651,738
4,338,442
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Homes 4 Rent, Class A ......... 21,439 934,955
CubeSmart ........................ 38,415 2,186,198
Extra Space Storage, Inc. .............. 1,944 440,763
Life Storage, Inc. .................... 15,713 2,406,917
Prologis, Inc. ....................... 28,272 4,759,874
10,728,707
Food & Staples Retailing — 0.9%
Costco Wholesale Corp. ............... 7,178 4,074,951
Walmart, Inc. ....................... 7,535 1,090,239
5,165,190
Food Products — 0.1%
McCormick & Co., Inc. (Non-Voting) ....... 8,596 830,460
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories .................. 2,809 395,339
Align Technology, Inc.
(f)
................ 1,173 770,872
DexCom, Inc.
(f)
..................... 2,124 1,140,482
Hologic, Inc.
(f)
...................... 2,507 191,936
IDEXX Laboratories, Inc.
(f)
.............. 6,025 3,967,221
Medtronic plc ...................... 2,925 302,591
6,768,441
Health Care Providers & Services — 1.2%
Anthem, Inc. ....................... 3,879 1,798,072
Cigna Corp. ....................... 2,384 547,438
CVS Health Corp. ................... 3,367 347,340
McKesson Corp. .................... 8,232 2,046,228
UnitedHealth Group, Inc. ............... 3,318 1,666,100
6,405,178
Health Care Technology — 0.1%
Cerner Corp. ....................... 2,184 202,828
Teladoc Health, Inc.
(f)
................. 5,652 518,967
721,795
Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.
(f)
............... 972 2,332,051
McDonald's Corp. ................... 2,560 686,259
Travel + Leisure Co. .................. 13,558 749,351
3,767,661
Household Durables — 0.5%
DR Horton, Inc. ..................... 7,332 795,156
Whirlpool Corp.
(g)
.................... 7,961 1,868,128
2,663,284
Household Products — 0.9%
Colgate-Palmolive Co. ................ 48,733 4,158,874
Procter & Gamble Co. (The) ............ 6,443 1,053,946
5,212,820
Independent Power and Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.
(f)
....... 7,322 204,430

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Industrial Conglomerates — 0.3%
General Electric Co. .................. 1,093 $ 103,256
Honeywell International, Inc. ............ 4,612 961,648
Roper Technologies, Inc. ............... 1,331 654,665
1,719,569
Insurance — 2.1%
Athene Holding Ltd., Class A
(f)
........... 882 73,497
Marsh & McLennan Cos., Inc. ........... 25,164 4,374,006
MetLife, Inc. ....................... 58,864 3,678,411
Reinsurance Group of America, Inc. ....... 4,901 536,611
Travelers Cos., Inc. (The) .............. 9,730 1,522,064
Willis Towers Watson plc ............... 6,340 1,505,687
11,690,276
Interactive Media & Services — 3.6%
(f)
Alphabet, Inc., Class A ................ 3,411 9,881,803
Alphabet, Inc., Class C ................ 2,083 6,027,348
Facebook, Inc., Class A ............... 10,429 3,507,794
Twitter, Inc. ........................ 7,566 327,003
ZoomInfo Technologies, Inc., Class A ...... 1,943 124,741
19,868,689
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.
(f)
.................. 3,619 12,066,976
IT Services — 2.8%
Accenture plc, Class A ................ 2,965 1,229,141
Automatic Data Processing, Inc. .......... 6,968 1,718,169
Broadridge Financial Solutions, Inc. ....... 640 117,005
EPAM Systems, Inc.
(f)
................. 243 162,433
Fidelity National Information Services, Inc. ... 20,984 2,290,404
Global Payments, Inc. ................ 3,261 440,822
Marqeta, Inc., Class A
(f)
................ 1,617 27,764
Mastercard, Inc., Class A ............... 2,162 776,850
Okta, Inc., Class A
(f)
.................. 4,341 973,122
PayPal Holdings, Inc.
(f)
................ 7,344 1,384,932
Snowflake, Inc., Class A
(f)
.............. 95 32,181
Visa, Inc., Class A ................... 29,451 6,382,326
15,535,149
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. .............. 24,745 3,950,539
Bruker Corp. ....................... 8,264 693,432
Danaher Corp. ..................... 10,438 3,434,207
Illumina, Inc.
(f)
...................... 418 159,024
Thermo Fisher Scientific, Inc. ............ 453 302,260
8,539,462
Machinery — 1.7%
Caterpillar, Inc. ..................... 4,741 980,154
Fortive Corp. ....................... 10,389 792,577
Illinois Tool Works, Inc.
(g)
............... 17,283 4,265,444
Otis Worldwide Corp. ................. 37,955 3,304,742
9,342,917
Media — 0.7%
Altice USA, Inc., Class A
(f)
.............. 19,656 318,034
Comcast Corp., Class A ............... 28,571 1,437,979
Discovery, Inc., Class C
(f)
.............. 2,610 59,769
Fox Corp., Class A ................... 18,887 696,930
Fox Corp., Class B ................... 1,111 38,074
Liberty Media Corp.-Liberty SiriusXM, Class A
(f)
598 30,408
Nexstar Media Group, Inc., Class A ........ 984 148,564
Sirius XM Holdings, Inc.
(g)
.............. 153,529 974,909
TEGNA, Inc. ....................... 2,430 45,101
3,749,768
Security
Shares
Shares Value
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co. .......... 3,970 $ 644,013
Multiline Retail — 0.8%
Kohl's Corp. ....................... 6,400 316,096
Nordstrom, Inc.
(f)(g)
................... 32,470 734,471
Target Corp. ....................... 14,654 3,391,522
4,442,089
Multi-Utilities — 1.2%
Consolidated Edison, Inc. .............. 36,820 3,141,483
DTE Energy Co. .................... 18,832 2,251,177
NiSource, Inc. ...................... 41,162 1,136,483
6,529,143
Oil, Gas & Consumable Fuels — 1.0%
Chevron Corp. ...................... 4,134 485,125
Devon Energy Corp. .................. 2,459 108,319
EOG Resources, Inc. ................. 45,645 4,054,645
Phillips 66 ......................... 6,436 466,353
Williams Cos., Inc. (The) ............... 16,814 437,836
5,552,278
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A
(g)
.... 7,886 2,919,397
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. ............... 9,579 597,251
Eli Lilly & Co. ...................... 7,251 2,002,871
Johnson & Johnson .................. 40,139 6,866,579
Merck & Co., Inc. .................... 10,398 796,903
Pfizer, Inc. ........................ 25,372 1,498,216
Zoetis, Inc. ........................ 18,561 4,529,441
16,291,261
Professional Services — 0.6%
Equifax, Inc.
(g)
...................... 9,670 2,831,280
IHS Markit Ltd. ..................... 2,722 361,808
3,193,088
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(f)
............ 4,322 468,980
Road & Rail — 0.8%
Landstar System, Inc. ................. 7,363 1,318,124
Lyft, Inc., Class A
(f)
................... 1,846 78,880
Old Dominion Freight Line, Inc. .......... 235 84,219
Ryder System, Inc. ................... 26,933 2,220,087
Schneider National, Inc., Class B ......... 22,690 610,588
4,311,898
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.
(f)
.......... 17,060 2,454,934
Applied Materials, Inc. ................ 14,090 2,217,202
Cirrus Logic, Inc.
(f)
................... 12,906 1,187,610
Intel Corp. ........................ 63,037 3,246,405
KLA Corp. ......................... 497 213,765
Lam Research Corp. ................. 1,531 1,101,019
NVIDIA Corp. ...................... 18,150 5,338,097
QUALCOMM, Inc. ................... 7,647 1,398,407
Silicon Laboratories, Inc.
(f)
.............. 5,093 1,051,297
Texas Instruments, Inc. ................ 809 152,472
Xilinx, Inc. ......................... 1,695 359,391
18,720,599
Software — 6.5%
Adobe, Inc.
(f)
....................... 8,407 4,767,273
Atlassian Corp. plc, Class A
(f)
............ 171 65,201
Cadence Design Systems, Inc.
(f)
.......... 4,575 852,551
Crowdstrike Holdings, Inc., Class A
(f)
....... 147 30,098

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Software (continued)
HashiCorp, Inc., Class A
(f)
.............. 3,555 $ 323,647
HubSpot, Inc.
(f)
..................... 361 237,953
Intuit, Inc. ......................... 7,252 4,664,632
Manhattan Associates, Inc.
(f)
............ 1,607 249,872
Microsoft Corp. ..................... 47,344 15,922,734
salesforce.com, Inc.
(f)
................. 5,373 1,365,441
ServiceNow, Inc.
(f)
................... 5,654 3,670,068
VMware, Inc., Class A ................. 1,315 152,382
Workday, Inc., Class A
(f)
............... 12,558 3,430,595
35,732,447
Specialty Retail — 0.8%
Advance Auto Parts, Inc.
(g)
.............. 1,958 469,685
American Eagle Outfitters, Inc. ........... 27,485 695,920
Dick's Sporting Goods, Inc. ............. 421 48,411
Foot Locker, Inc. .................... 1,484 64,747
Home Depot, Inc. (The) ............... 3,296 1,367,873
Lithia Motors, Inc. ................... 480 142,536
Lowe's Cos., Inc. .................... 1,418 366,525
Penske Automotive Group, Inc. .......... 4,396 471,339
Tractor Supply Co. ................... 2,389 570,015
4,197,051
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. ........................ 109,573 19,456,878
Dell Technologies, Inc., Class C
(f)
......... 64,805 3,640,097
Hewlett Packard Enterprise Co. .......... 199,629 3,148,149
NetApp, Inc. ....................... 12,911 1,187,683
Western Digital Corp.
(f)
................ 7,430 484,510
27,917,317
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., Class A ............. 14,483 362,510
Ralph Lauren Corp. .................. 4,320 513,475
Tapestry, Inc. ....................... 8,582 348,429
1,224,414
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.
(g)
...... 10,283 125,555
Tobacco — 0.0%
British American Tobacco plc, ADR ........ 1 37
Trading Companies & Distributors — 0.2%
SiteOne Landscape Supply, Inc.
(f)
......... 4,680 1,133,870
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(f)(g)
........... 16,179 509,962
Total Common Stocks — 60.3%
(Cost: $272,877,592) .............................. 332,826,270
Par (000)
Par (000)
Corporate Bonds — 11.5%
Aerospace & Defense — 0.6%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
USD 24 25,723
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 200 213,472
Boeing Co. (The), 4.88%, 05/01/25 ....... 80 87,526
Embraer Netherlands Finance BV
5.05%, 06/15/25 .................. 17 17,545
5.40%, 02/01/27 .................. 9 9,377
Embraer Overseas Ltd., 5.70%, 09/16/23
(h)
.. 14 14,633
General Dynamics Corp.
1.15%, 06/01/26 .................. 19 18,824
3.63%, 04/01/30 .................. 149 165,503
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 .................. USD 49 $ 51,821
2.04%, 08/16/28
(b)
................. 25 24,474
4.20%, 05/01/30 .................. 76 84,649
L3Harris Technologies, Inc.
3.85%, 12/15/26 .................. 55 59,810
4.40%, 06/15/28 .................. 220 246,931
2.90%, 12/15/29 .................. 90 92,796
1.80%, 01/15/31 .................. 106 101,169
Leidos, Inc., 4.38%, 05/15/30 .......... 154 171,574
Lockheed Martin Corp.
4.07%, 12/15/42 .................. 112 131,835
3.80%, 03/01/45 .................. 58 66,300
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 189 202,271
4.03%, 10/15/47 .................. 36 42,452
5.25%, 05/01/50 .................. 79 110,650
Raytheon Technologies Corp.
3.15%, 12/15/24 .................. 35 36,737
3.50%, 03/15/27 .................. 455 487,370
7.20%, 08/15/27 .................. 20 24,962
7.00%, 11/01/28 .................. 89 113,397
4.13%, 11/16/28 .................. 133 148,766
2.25%, 07/01/30 .................. 60 59,829
4.50%, 06/01/42 .................. 5 6,181
4.20%, 12/15/44 .................. 20 22,645
2.82%, 09/01/51 .................. 5 4,828
3.03%, 03/15/52 .................. 146 146,702
Textron, Inc.
3.65%, 03/15/27 .................. 35 37,560
3.90%, 09/17/29 .................. 87 95,521
3,123,833
Air Freight & Logistics — 0.1%
FedEx Corp.
4.25%, 05/15/30 .................. 105 119,397
2.40%, 05/15/31 .................. 169 169,338
3.90%, 02/01/35 .................. 27 30,127
United Parcel Service, Inc.
3.40%, 03/15/29 .................. 70 76,341
6.20%, 01/15/38 .................. 15 21,646
416,849
Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
......... 17 17,199
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 . 75 74,240
Series 2016-1, Class B, 5.25%, 01/15/24 . 44 43,716
Series 2017-1, Class B, 4.95%, 02/15/25 . 17 16,903
Series 2015-2, Class AA, 3.60%, 09/22/27 13 12,960
Series 2016-1, Class AA, 3.58%, 01/15/28 30 30,945
Series 2019-1, Class B, 3.85%, 02/15/28 . 64 61,496
Series 2016-2, Class AA, 3.20%, 06/15/28 28 27,662
Series 2016-3, Class AA, 3.00%, 10/15/28 42 42,173
Series 2017-1, Class AA, 3.65%, 02/15/29 20 21,195
Series 2019-1, Class AA, 3.15%, 02/15/32 64 64,936
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 125 129,238
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 37 32,463
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 40 36,996
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22 . 8 7,901
Series 2014-2, Class B, 4.63%, 09/03/22 . 5 4,977
Series 2016-2, Class B, 3.65%, 10/07/25 . 4 3,900

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2020-1, Class B, 4.88%, 01/15/26 . USD 36 $ 37,397
Series 2020-1, Class A, 5.88%, 10/15/27 . 203 222,626
Series 2015-1, Class AA, 3.45%, 12/01/27 12 12,309
Series 2019-2, Class B, 3.50%, 05/01/28 . 37 36,407
Series 2016-1, Class AA, 3.10%, 07/07/28 4 3,923
Series 2016-2, Class AA, 2.88%, 10/07/28 24 24,087
Series 2018-1, Class AA, 3.50%, 03/01/30 9 8,946
Series 2019-2, Class AA, 2.70%, 05/01/32 39 38,951
1,013,546
Automobiles — 0.2%
BMW US Capital LLC, 1.95%, 08/12/31
(b)
... 70 68,129
Daimler Finance North America LLC, 2.55%,
08/15/22
(b)
..................... 210 212,381
Ford Motor Co., 3.25%, 02/12/32 ........ 11 11,264
General Motors Co., 6.13%, 10/01/25 ..... 49 56,288
Hyundai Capital America, 3.95%, 02/01/22
(b)
. 94 94,222
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 400 447,344
889,628
Banks — 1.6%
Banco Santander SA, 2.71%, 06/27/24 ..... 200 207,076
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 31 31,641
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 50 49,667
7.25%, 10/15/25 .................. 75 89,126
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 537 551,533
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 68 71,536
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 186 184,024
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 131 128,385
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 390 387,160
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 148 160,266
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 89 96,586
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 39 41,975
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 197 210,330
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 119 130,213
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
.... 255 253,208
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 145 161,666
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 107 117,864
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 97 102,295
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 58 59,888
(SOFR + 1.53%), 1.90%, 07/23/31
(a)
.... 55 52,639
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
.... 125 122,901
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
.... 125 125,600
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 133 128,022
(SOFR + 1.58%), 3.31%, 04/22/42
(a)
.... 68 71,469
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)(h)
.......... 200 218,850
Citigroup, Inc.
4.40%, 06/10/25 .................. 94 102,368
(SOFR + 0.77%), 1.46%, 06/09/27
(a)
.... 25 24,573
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 391 421,710
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... USD 121 $ 133,438
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 243 252,345
(SOFR + 1.18%), 2.52%, 11/03/32
(a)
..... 45 44,947
Citizens Financial Group, Inc., 3.25%, 04/30/30 41 43,291
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 200 199,954
5.38%, 01/12/24
(h)
................. 200 215,291
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 200 191,600
HSBC Holdings plc
(a)
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 301 337,194
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(i)
...................... 200 200,000
JPMorgan Chase & Co.
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... 100 99,530
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 274 288,897
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 227 229,677
2.95%, 10/01/26 .................. 106 111,898
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 120 129,658
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 127 137,482
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 431 468,080
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 6 6,049
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 13 14,754
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 85 88,730
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 115 140,584
(LIBOR USD 3 Month + 1.38%), 3.96%,
11/15/48
(a)
.................... 24 28,148
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49
(a)
.................... 26 30,121
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 5 5,350
Mitsubishi UFJ Financial Group, Inc., 1.41%,
07/17/25 ...................... 200 198,888
Santander UK Group Holdings plc, (SOFR +
0.79%), 1.09%, 03/15/25
(a)
........... 237 234,831
Sumitomo Mitsui Financial Group, Inc., 3.78%,
03/09/26 ...................... 116 125,114
Washington Mutual Escrow Bonds
(c)(f)(j)
0.00%, 11/06/09 .................. 100 —
0.00%, 09/29/17 .................. 400 —
Wells Fargo & Co.
3.00%, 04/22/26 .................. 18 18,907
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 158 169,854
(SOFR + 1.43%), 2.88%, 10/30/30
(a)
.... 71 73,811
(SOFR + 4.03%), 4.48%, 04/04/31
(a)
.... 63 73,188
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... 248 254,330
8,848,512
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 331 399,454
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 .................. 343 381,519
3.50%, 06/01/30 .................. 396 434,036
Coca-Cola Co. (The)
2.50%, 06/01/40 .................. 100 100,376
2.75%, 06/01/60 .................. 21 20,800

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Beverages (continued)
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... USD 103 $ 108,890
1,445,075
Biotechnology — 0.3%
AbbVie, Inc.
2.60%, 11/21/24 .................. 277 287,424
3.80%, 03/15/25 .................. 74 78,771
4.55%, 03/15/35 .................. 52 62,524
4.50%, 05/14/35 .................. 161 192,592
4.40%, 11/06/42 .................. 21 25,058
4.85%, 06/15/44 .................. 7 8,772
4.88%, 11/14/48 .................. 25 32,305
4.25%, 11/21/49 .................. 88 105,791
Amgen, Inc., 4.40%, 05/01/45 .......... 169 201,662
Biogen, Inc.
2.25%, 05/01/30 .................. 108 106,336
3.15%, 05/01/50 .................. 58 55,747
Gilead Sciences, Inc.
4.75%, 03/01/46 .................. 145 183,733
4.15%, 03/01/47 .................. 37 43,562
1,384,277
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 ..... 132 135,166
Masonite International Corp., 5.38%, 02/01/28
(b)
15 15,731
Owens Corning, 3.88%, 06/01/30 ........ 12 13,087
Standard Industries, Inc.
(b)
5.00%, 02/15/27 .................. 15 15,441
4.75%, 01/15/28 .................. 7 7,228
186,653
Capital Markets — 1.2%
Bank of New York Mellon Corp. (The), (LIBOR
USD 3 Month + 1.07%), 3.44%, 02/07/28
(a)
. 66 70,811
Charles Schwab Corp. (The), 3.20%, 03/02/27 24 25,615
Credit Suisse AG, 1.25%, 08/07/26 ....... 308 300,249
Deutsche Bank AG
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 269 267,330
1.69%, 03/19/26 .................. 300 298,522
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 62 67,382
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 09/10/24
(a)
.... 21 20,824
3.50%, 01/23/25 .................. 290 305,730
3.50%, 04/01/25 .................. 1,076 1,137,799
3.75%, 05/22/25 .................. 159 169,686
3.50%, 11/16/26 .................. 27 28,774
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 175 171,434
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 206 221,830
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 128 126,028
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
.... 86 86,538
Intercontinental Exchange, Inc.
3.75%, 09/21/28 .................. 50 55,209
2.10%, 06/15/30 .................. 113 111,974
Moody's Corp.
3.25%, 01/15/28 .................. 69 73,970
3.10%, 11/29/61 .................. 47 46,593
Morgan Stanley
3.13%, 01/23/23 .................. 182 186,609
(SOFR + 0.47%), 0.56%, 11/10/23
(a)
..... 250 249,653
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 57 58,738
3.13%, 07/27/26 .................. 4 4,237
3.63%, 01/20/27 .................. 281 304,649
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 201 199,019
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 81 79,723
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 35 37,733
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... USD 407 $ 442,887
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 357 406,822
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 355 363,195
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
.... 25 24,973
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 15 15,715
Northern Trust Corp., 3.15%, 05/03/29 ..... 30 32,294
State Street Corp., 2.40%, 01/24/30 ...... 38 39,181
UBS Group AG
(a)(b)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(i)
200 215,650
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27 ................ 215 209,739
XP, Inc., 3.25%, 07/01/26
(b)
............ 200 192,225
6,649,340
Chemicals — 0.1%
Dow Chemical Co. (The), 2.10%, 11/15/30 .. 39 38,340
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 148 163,533
Ecolab, Inc., 2.75%, 08/18/55 .......... 111 108,934
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 67 77,438
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)
.. 200 218,100
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 98 97,728
Westlake Chemical Corp., 3.38%, 08/15/61 .. 52 49,603
753,676
Commercial Services & Supplies — 0.1%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 31 32,046
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
29 29,435
RELX Capital, Inc.
3.50%, 03/16/23 .................. 115 118,376
4.00%, 03/18/29 .................. 108 119,786
3.00%, 05/22/30 .................. 143 149,915
Republic Services, Inc.
2.90%, 07/01/26 .................. 42 43,901
3.95%, 05/15/28 .................. 47 52,053
2.30%, 03/01/30 .................. 20 20,051
Waste Management, Inc.
1.15%, 03/15/28 .................. 23 21,950
2.00%, 06/01/29 .................. 19 18,980
2.95%, 06/01/41 .................. 24 25,029
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 16 15,920
647,442
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 162 185,086
2.75%, 05/24/31 .................. 130 130,234
5.50%, 09/01/44 .................. 65 84,609
399,929
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47
(h)
. 200 199,663
Consumer Finance — 0.2%
AerCap Ireland Capital DAC, 4.45%, 04/03/26 150 162,934
Capital One Financial Corp., 3.90%, 01/29/24 43 45,250
General Motors Financial Co., Inc.
3.55%, 07/08/22 .................. 163 165,367
3.70%, 05/09/23 .................. 16 16,477
1.70%, 08/18/23 .................. 69 69,656
5.10%, 01/17/24 .................. 34 36,456
3.50%, 11/07/24 .................. 21 22,047
2.75%, 06/20/25 .................. 166 171,292
2.40%, 10/15/28 .................. 175 174,512
2.70%, 06/10/31 .................. 11 10,961

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp.
7.25%, 09/25/23 .................. USD 10 $ 10,781
5.88%, 10/25/24 .................. 16 17,060
6.75%, 06/25/25 .................. 16 17,600
6.75%, 06/15/26 .................. 16 17,686
Synchrony Financial
4.50%, 07/23/25 .................. 2 2,161
3.70%, 08/04/26 .................. 22 23,363
963,603
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 ... 41 56,640
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 21 21,998
Packaging Corp. of America, 3.05%, 10/01/51 19 18,907
97,545
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
............. 24 24,558
Diversified Financial Services — 0.1%
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 30 29,650
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 203,163
Blackstone Private Credit Fund, 3.25%,
03/15/27
(b)
..................... 161 162,663
Shell International Finance BV
2.38%, 11/07/29 .................. 95 97,031
2.75%, 04/06/30 .................. 37 38,647
4.38%, 05/11/45 .................. 16 19,439
550,593
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
4.35%, 03/01/29 .................. 173 194,327
4.30%, 02/15/30 .................. 147 165,447
2.55%, 12/01/33 .................. 82 80,199
5.38%, 10/15/41 .................. 34 41,703
5.15%, 03/15/42 .................. 16 20,033
4.90%, 06/15/42
(d)
................. 20 24,094
4.50%, 03/09/48 .................. 118 137,571
5.15%, 02/15/50 .................. 131 167,358
3.50%, 09/15/53 .................. 60 60,534
5.70%, 03/01/57 .................. 47 64,464
3.80%, 12/01/57 .................. 95 98,901
3.65%, 09/15/59 .................. 102 103,009
CCO Holdings LLC
(b)
5.38%, 06/01/29 .................. 36 38,849
4.75%, 03/01/30 .................. 40 41,600
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
... 6 6,120
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
..................... 13 11,446
Verizon Communications, Inc.
4.13%, 03/16/27 .................. 96 106,707
2.10%, 03/22/28 .................. 53 53,101
4.33%, 09/21/28 .................. 115 130,635
4.02%, 12/03/29 .................. 135 151,349
3.15%, 03/22/30 .................. 53 56,071
1.50%, 09/18/30 .................. 209 196,067
1.68%, 10/30/30 .................. 86 81,711
1.75%, 01/20/31 .................. 167 158,058
2.55%, 03/21/31 .................. 27 27,241
2.65%, 11/20/40 .................. 347 329,725
2.85%, 09/03/41 .................. 50 49,327
4.86%, 08/21/46 .................. 45 57,916
3.00%, 11/20/60 .................. 81 76,541
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.70%, 03/22/61 .................. USD 105 $ 113,843
2,843,947
Electric Utilities — 0.9%
AEP Texas, Inc.
3.95%, 06/01/28 .................. 81 88,696
Series H, 3.45%, 01/15/50 ........... 26 26,446
3.45%, 05/15/51 .................. 59 59,429
AEP Transmission Co. LLC
3.15%, 09/15/49 .................. 67 68,210
Series M, 3.65%, 04/01/50 ........... 88 97,143
Alabama Power Co.
4.15%, 08/15/44 .................. 10 11,687
3.45%, 10/01/49 .................. 32 33,906
3.13%, 07/15/51 .................. 40 40,787
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
..................... 76 76,706
Baltimore Gas & Electric Co.
2.25%, 06/15/31 .................. 18 18,014
3.50%, 08/15/46 .................. 50 53,975
3.75%, 08/15/47 .................. 30 33,847
3.20%, 09/15/49 .................. 51 53,255
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 .......... 30 30,455
3.95%, 03/01/48 .................. 20 23,836
Series AF, 3.35%, 04/01/51 .......... 38 41,765
DTE Electric Co.
Series A, 4.05%, 05/15/48 ........... 75 89,207
3.95%, 03/01/49 .................. 25 29,542
Duke Energy Carolinas LLC
3.95%, 11/15/28 .................. 12 13,393
2.45%, 02/01/30 .................. 12 12,145
2.55%, 04/15/31 .................. 35 35,927
3.88%, 03/15/46 .................. 25 28,153
3.95%, 03/15/48 .................. 66 76,027
Duke Energy Corp., 4.80%, 12/15/45 ...... 5 6,138
Duke Energy Florida LLC
3.80%, 07/15/28 .................. 15 16,528
2.50%, 12/01/29 .................. 309 317,528
3.40%, 10/01/46 .................. 25 26,374
3.00%, 12/15/51 .................. 31 31,241
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 38 41,080
Duke Energy Progress LLC
3.45%, 03/15/29 .................. 70 75,538
2.90%, 08/15/51 .................. 110 109,047
Edison International, 3.13%, 11/15/22 ..... 1 1,016
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 22 23,101
Entergy Louisiana LLC
2.35%, 06/15/32 .................. 15 14,954
4.20%, 09/01/48 .................. 59 70,175
Exelon Corp.
5.10%, 06/15/45 .................. 10 12,863
4.70%, 04/15/50 .................. 32 40,171
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(d)
.......... 42 45,235
2.65%, 03/01/30 .................. 77 76,037
Series B, 2.25%, 09/01/30 ........... 11 10,590
Series C, 5.35%, 07/15/47
(d)
.......... 34 40,418
Series C, 3.40%, 03/01/50 ........... 38 37,240
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 175 186,053
4.55%, 04/01/49 .................. 155 176,943
Florida Power & Light Co.
4.05%, 10/01/44 .................. 17 20,140
3.95%, 03/01/48 .................. 93 110,288
3.15%, 10/01/49 .................. 99 105,103

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.88%, 12/04/51 .................. USD 45 $ 45,637
Genneia SA, 8.75%, 09/02/27
(b)
......... 19 17,904
MidAmerican Energy Co.
3.65%, 04/15/29 .................. 121 133,336
4.25%, 07/15/49 .................. 58 71,566
3.15%, 04/15/50 .................. 30 31,400
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 14 15,377
NextEra Energy Capital Holdings, Inc., 1.90%,
06/15/28 ...................... 27 26,715
Northern States Power Co.
2.25%, 04/01/31 .................. 40 40,322
2.90%, 03/01/50 .................. 50 50,479
2.60%, 06/01/51 .................. 24 22,895
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................. 104 103,049
5.75%, 01/15/28 .................. 22 23,257
4.45%, 06/15/29
(b)
................. 66 71,797
5.25%, 06/15/29
(b)
................. 21 22,499
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 35 32,909
4.00%, 06/01/49 .................. 29 33,314
Series R, 2.90%, 10/01/51 ........... 48 46,287
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 .................. 32 35,219
5.30%, 06/01/42 .................. 6 8,013
3.80%, 06/01/49 .................. 98 113,302
2.70%, 11/15/51
(b)
................. 3 2,885
Pacific Gas & Electric Co.
2.50%, 02/01/31 .................. 7 6,668
3.25%, 06/01/31 .................. 54 54,178
4.95%, 07/01/50 .................. 81 88,214
PECO Energy Co.
3.90%, 03/01/48 .................. 18 21,012
3.05%, 03/15/51 .................. 61 62,214
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 80 87,799
2.05%, 08/01/50 .................. 31 26,200
Southern California Edison Co.
1.85%, 02/01/22 .................. 6 6,076
Series E, 3.70%, 08/01/25 ........... 26 27,760
Series 20C, 1.20%, 02/01/26 ......... 60 58,768
Series A, 4.20%, 03/01/29 ........... 33 36,790
2.25%, 06/01/30 .................. 103 101,644
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 78 81,341
Tampa Electric Co.
4.30%, 06/15/48 .................. 19 23,221
4.45%, 06/15/49 .................. 44 55,293
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 190 201,210
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 ........... 14 19,195
Series A, 6.00%, 05/15/37 ........... 28 38,280
4.00%, 01/15/43 .................. 52 59,752
Virginia Electric and Power Co., Series A,
3.50%, 03/15/27 ................. 25 26,932
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 .................. 27 27,881
3.70%, 01/30/27 .................. 40 41,476
5.63%, 02/15/27 .................. 35 36,050
5.00%, 07/31/27 .................. 35 36,324
4.30%, 07/15/29 .................. 128 136,882
4,945,674
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... USD 22 $ 26,154
Tyco Electronics Group SA, 3.45%, 08/01/24 . 15 15,726
41,880
Energy Equipment & Services — 0.0%
Odebrecht Offshore Drilling Finance Ltd.,
7.72%, (7.72% Cash or 7.72% PIK),
12/01/26
(b)(k)
.................... —
(e)
86
Entertainment — 0.1%
Activision Blizzard, Inc., 1.35%, 09/15/30 ... 67 61,799
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 122 116,931
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 33 39,989
Walt Disney Co. (The), 4.70%, 03/23/50 .... 127 167,549
386,268
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.
5.00%, 02/15/24 .................. 15 16,140
2.40%, 03/15/25 .................. 196 201,256
1.60%, 04/15/26 .................. 26 25,734
3.95%, 03/15/29 .................. 38 41,432
3.80%, 08/15/29 .................. 47 51,132
2.10%, 06/15/30 .................. 53 51,030
2.30%, 09/15/31 .................. 62 60,216
Crown Castle International Corp.
3.70%, 06/15/26 .................. 50 53,585
1.05%, 07/15/26 .................. 28 27,040
3.10%, 11/15/29 .................. 171 178,544
3.30%, 07/01/30 .................. 61 64,343
2.25%, 01/15/31 .................. 28 27,279
2.50%, 07/15/31 .................. 88 87,347
5.20%, 02/15/49 .................. 18 23,094
Duke Realty LP
1.75%, 07/01/30 .................. 23 21,852
1.75%, 02/01/31 .................. 117 110,706
Equinix, Inc.
1.00%, 09/15/25 .................. 151 146,470
2.50%, 05/15/31 .................. 40 39,972
GLP Capital LP
3.35%, 09/01/24 .................. 30 31,064
5.38%, 04/15/26 .................. 30 33,407
5.75%, 06/01/28 .................. 36 41,567
4.00%, 01/15/30 .................. 45 47,612
4.00%, 01/15/31 .................. 79 84,292
3.25%, 01/15/32 .................. 43 43,232
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 41 40,553
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 62 66,261
4.50%, 09/01/26 .................. 18 19,350
5.75%, 02/01/27 .................. 30 33,900
MPT Operating Partnership LP, 5.25%,
08/01/26 ...................... 3 3,086
National Retail Properties, Inc.
3.50%, 04/15/51 .................. 52 53,441
3.00%, 04/15/52 .................. 39 36,858
Prologis LP, 3.00%, 04/15/50 ........... 19 19,571
Realty Income Corp.
3.00%, 01/15/27 .................. 5 5,275
3.25%, 01/15/31 .................. 40 43,010
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 26 26,520
Service Properties Trust, 4.35%, 10/01/24 ... 40 39,200
1,895,371

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.0%
Albertsons Cos., Inc.
(b)
5.88%, 02/15/28 .................. USD 27 $ 28,620
4.88%, 02/15/30 .................. 7 7,558
Performance Food Group, Inc., 5.50%,
10/15/27
(b)
..................... 30 31,312
Walmart, Inc., 2.65%, 09/22/51 ......... 51 52,145
119,635
Food Products — 0.1%
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 15 15,488
JBS USA LUX SA
(b)
6.75%, 02/15/28 .................. 27 29,127
6.50%, 04/15/29 .................. 40 44,000
5.50%, 01/15/30 .................. 9 9,787
Mondelez International, Inc., 2.75%, 04/13/30 72 74,196
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 49 51,741
Post Holdings, Inc.
(b)
5.63%, 01/15/28 .................. 29 30,732
5.50%, 12/15/29 .................. 22 23,114
278,185
Gas Utilities — 0.0%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 24 28,531
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 138 130,703
ONE Gas, Inc., 2.00%, 05/15/30 ......... 20 19,451
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 .................. 45 44,985
3.64%, 11/01/46 .................. 7 7,419
231,089
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., 2.65%, 06/01/30 ... 47 47,912
Mozart Debt Merger Sub, Inc., 3.88%,
04/01/29
(b)
..................... 110 109,612
157,524
Health Care Providers & Services — 0.5%
Aetna, Inc.
6.63%, 06/15/36 .................. 22 31,186
4.50%, 05/15/42 .................. 22 25,998
Anthem, Inc.
4.10%, 03/01/28 .................. 53 58,764
4.38%, 12/01/47 .................. 25 30,457
4.55%, 03/01/48 .................. 45 56,123
Centene Corp., 4.63%, 12/15/29 ......... 21 22,648
Cigna Corp.
3.25%, 04/15/25 .................. 50 52,517
3.40%, 03/01/27 .................. 130 139,617
4.38%, 10/15/28 .................. 200 227,300
CVS Health Corp.
3.75%, 04/01/30 .................. 180 197,343
5.13%, 07/20/45 .................. 140 181,981
5.05%, 03/25/48 .................. 50 65,372
HCA, Inc.
4.75%, 05/01/23 .................. 70 73,316
5.00%, 03/15/24 .................. 208 223,658
5.25%, 04/15/25 .................. 324 358,410
5.63%, 09/01/28 .................. 10 11,685
5.88%, 02/01/29 .................. 7 8,341
5.25%, 06/15/49 .................. 115 147,696
Humana, Inc.
4.50%, 04/01/25 .................. 16 17,437
4.88%, 04/01/30 .................. 57 66,793
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 17 18,007
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 .................. 57 58,546
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.25%, 02/01/27 .................. USD 86 $ 89,010
5.13%, 11/01/27 .................. 10 10,413
4.38%, 01/15/30 .................. 41 41,536
UnitedHealth Group, Inc.
3.50%, 08/15/39 .................. 113 125,294
4.75%, 07/15/45 .................. 30 39,272
4.20%, 01/15/47 .................. 24 29,132
4.25%, 06/15/48 .................. 18 22,297
4.45%, 12/15/48 .................. 21 26,799
3.25%, 05/15/51 .................. 18 19,473
2,476,421
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 7 7,089
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
12 12,000
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 18 18,630
5.38%, 04/15/27 .................. 28 28,700
5.25%, 07/15/29 .................. 28 28,700
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 36 37,080
4.75%, 01/15/28 .................. 18 18,630
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................. 23 25,948
3.25%, 02/15/30 .................. 26 26,533
Marriott International, Inc., Series FF, 4.63%,
06/15/30 ...................... 21 23,624
McDonald's Corp.
3.60%, 07/01/30 .................. 88 97,245
4.88%, 12/09/45 .................. 108 138,754
MGM Resorts International
5.75%, 06/15/25 .................. 4 4,305
4.63%, 09/01/26 .................. 3 3,120
5.50%, 04/15/27 .................. 4 4,260
Starbucks Corp., 2.25%, 03/12/30 ........ 153 151,923
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 .................. 65 66,950
5.25%, 05/15/27 .................. 31 31,692
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
27 27,405
752,588
Household Durables — 0.0%
(b)
Brookfield Residential Properties, Inc., 6.25%,
09/15/27 ...................... 35 36,533
Mattamy Group Corp., 5.25%, 12/15/27 .... 3 3,155
39,688
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)
.......... 13 12,328
Industrial Conglomerates — 0.0%
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 24,414
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b)(i)
....... 5 6,512
American International Group, Inc.
4.50%, 07/16/44 .................. 81 99,756
4.75%, 04/01/48 .................. 34 43,305
4.38%, 01/15/55 .................. 20 24,527
Aon Corp.
4.50%, 12/15/28 .................. 122 138,845
3.75%, 05/02/29 .................. 74 81,120
2.80%, 05/15/30 .................. 52 53,590
Aon plc, 4.25%, 12/12/42 ............. 9 10,260
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 .................. 46 52,435
2.25%, 11/15/30 .................. 171 170,641
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 20 21,879

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Willis North America, Inc., 3.60%, 05/15/24 .. USD 67 $ 70,172
773,042
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
1.65%, 05/12/28 .................. 170 170,280
3.88%, 08/22/37 .................. 23 27,033
4.05%, 08/22/47 .................. 30 36,373
eBay, Inc., 1.40%, 05/10/26 ........... 127 125,049
358,735
IT Services — 0.2%
Fidelity National Information Services, Inc.
1.15%, 03/01/26 .................. 109 106,174
1.65%, 03/01/28 .................. 58 56,156
3.10%, 03/01/41 .................. 20 20,194
Fiserv, Inc.
3.50%, 07/01/29 .................. 216 232,295
2.65%, 06/01/30 .................. 41 41,602
Global Payments, Inc.
4.80%, 04/01/26 .................. 145 160,974
2.15%, 01/15/27 .................. 93 93,370
3.20%, 08/15/29 .................. 115 119,779
International Business Machines Corp.
1.95%, 05/15/30 .................. 137 133,931
5.88%, 11/29/32 .................. 22 28,944
4.00%, 06/20/42 .................. 2 2,300
Mastercard, Inc., 2.95%, 06/01/29 ........ 39 41,779
PayPal Holdings, Inc.
1.65%, 06/01/25 .................. 48 48,587
2.65%, 10/01/26 .................. 14 14,696
1,100,781
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.05%, 09/22/26 .................. 115 121,224
2.10%, 06/04/30 .................. 97 94,958
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 3 3,120
Thermo Fisher Scientific, Inc., 2.80%, 10/15/41 27 27,314
246,616
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . 220 232,200
Deere & Co., 3.75%, 04/15/50 .......... 17 20,079
Otis Worldwide Corp., 2.57%, 02/15/30 .... 23 23,331
275,610
Media — 0.4%
Charter Communications Operating LLC
2.25%, 01/15/29 .................. 10 9,757
6.48%, 10/23/45 .................. 197 269,021
5.75%, 04/01/48 .................. 172 214,494
3.85%, 04/01/61 .................. 57 53,752
4.40%, 12/01/61 .................. 61 63,105
3.95%, 06/30/62 .................. 30 28,901
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 37 38,286
Comcast Corp.
2.35%, 01/15/27 .................. 62 64,213
3.15%, 02/15/28 .................. 136 145,979
2.65%, 02/01/30 .................. 204 211,567
3.40%, 04/01/30 .................. 142 154,974
3.75%, 04/01/40 .................. 74 82,845
3.40%, 07/15/46 .................. 34 36,012
3.97%, 11/01/47 .................. 174 200,334
4.00%, 11/01/49 .................. 91 105,446
2.94%, 11/01/56
(b)
................. 26 24,766
Security
Par (000)
Par (000) Value
Media (continued)
Cox Communications, Inc.
(b)
3.15%, 08/15/24 .................. USD 82 $ 85,456
3.60%, 06/15/51 .................. 72 75,401
iHeartCommunications, Inc.
6.38%, 05/01/26 .................. 22 22,972
5.25%, 08/15/27
(b)
................. 21 21,842
4.75%, 01/15/28
(b)
................. 3 3,043
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/24 .................. 15 16,006
2.40%, 03/01/31 .................. 32 31,914
Lamar Media Corp., 3.75%, 02/15/28 ...... 4 4,010
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 32 33,732
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 37 37,861
4.63%, 03/15/30 .................. 3 2,993
Sirius XM Radio, Inc., 5.50%, 07/01/29
(b)
.... 35 37,712
TEGNA, Inc.
4.63%, 03/15/28 .................. 7 7,075
5.00%, 09/15/29 .................. 8 8,180
ViacomCBS, Inc.
4.38%, 03/15/43 .................. 27 30,717
5.85%, 09/01/43 .................. 73 98,332
2,220,698
Metals & Mining — 0.1%
Anglo American Capital plc, 5.63%, 04/01/30
(b)
200 236,480
Glencore Funding LLC
(b)
1.63%, 04/27/26 .................. 112 109,884
2.50%, 09/01/30 .................. 67 64,884
2.85%, 04/27/31 .................. 71 70,182
2.63%, 09/23/31 .................. 72 69,975
3.38%, 09/23/51 .................. 36 34,669
Newmont Corp., 2.25%, 10/01/30 ........ 50 49,296
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 35 36,364
671,734
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 .................. 50 55,117
3.25%, 03/15/50 .................. 58 61,653
Consumers Energy Co.
3.75%, 02/15/50 .................. 130 148,968
3.10%, 08/15/50 .................. 20 20,825
3.50%, 08/01/51 .................. 35 39,200
325,763
Oil, Gas & Consumable Fuels — 1.0%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 15 16,799
BP Capital Markets America, Inc.
3.79%, 02/06/24 .................. 55 57,897
3.19%, 04/06/25 .................. 23 24,257
3.00%, 03/17/52 .................. 50 48,928
3.38%, 02/08/61 .................. 30 30,821
Buckeye Partners LP, 3.95%, 12/01/26 ..... 4 4,077
Cameron LNG LLC
(b)
3.30%, 01/15/35 .................. 80 83,504
3.40%, 01/15/38 .................. 100 103,127
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 8 8,019
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 .................. 76 84,231
5.13%, 06/30/27 .................. 275 310,287
Chevron USA, Inc., 2.34%, 08/12/50 ...... 20 18,451
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 34 34,170
CrownRock LP, 5.63%, 10/15/25
(b)
....... 16 16,360
Devon Energy Corp.
5.85%, 12/15/25 .................. 15 17,151
5.88%, 06/15/28 .................. 4 4,332

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50%, 01/15/30 .................. USD 18 $ 19,325
4.75%, 05/15/42 .................. 35 40,524
5.00%, 06/15/45 .................. 35 42,305
Diamondback Energy, Inc.
2.88%, 12/01/24 .................. 112 116,190
3.25%, 12/01/26 .................. 22 23,202
3.50%, 12/01/29 .................. 138 146,336
3.13%, 03/24/31 .................. 218 224,682
4.40%, 03/24/51 .................. 80 91,697
Eastern Gas Transmission & Storage, Inc.
(b)
4.80%, 11/01/43 .................. 15 18,183
4.60%, 12/15/44 .................. 12 14,265
Energy Transfer LP
3.60%, 02/01/23 .................. 130 132,522
4.25%, 03/15/23 .................. 83 85,290
4.20%, 09/15/23 .................. 77 80,410
4.50%, 04/15/24 .................. 99 104,926
2.90%, 05/15/25 .................. 174 179,748
5.95%, 12/01/25 .................. 75 85,453
6.50%, 02/01/42 .................. 105 135,275
5.00%, 05/15/50 .................. 96 110,467
Enterprise Products Operating LLC
3.13%, 07/31/29 .................. 93 98,757
2.80%, 01/31/30 .................. 91 94,880
3.30%, 02/15/53 .................. 19 18,897
EOG Resources, Inc., 4.15%, 01/15/26 .... 10 10,924
Galaxy Pipeline Assets Bidco Ltd., 2.16%,
03/31/34
(b)
..................... 200 196,000
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 .................. 16 23,368
5.00%, 08/15/42 .................. 20 23,195
4.70%, 11/01/42 .................. 29 32,711
Marathon Petroleum Corp., 5.85%, 12/15/45 . 25 31,555
Matador Resources Co., 5.88%, 09/15/26 ... 8 8,240
MPLX LP
4.88%, 12/01/24 .................. 65 70,551
1.75%, 03/01/26 .................. 126 124,732
2.65%, 08/15/30 .................. 51 50,767
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 .................. 41 45,619
3.25%, 07/15/31 .................. 123 124,942
7.77%, 12/15/37 .................. 31 43,401
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 182 197,749
Ovintiv Exploration, Inc., 5.63%, 07/01/24 ... 84 92,466
Petrobras Global Finance BV, 5.30%, 01/27/25 35 37,555
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 .................. 214 232,735
5.63%, 03/01/25 .................. 780 865,974
Suncor Energy, Inc., 6.50%, 06/15/38 ..... 27 36,919
Sunoco LP, 4.50%, 04/30/30
(b)
.......... 23 23,573
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 103 110,016
TransCanada PipeLines Ltd., 4.63%, 03/01/34 32 37,567
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 .................. 178 217,273
4.00%, 03/15/28 .................. 131 143,141
4.60%, 03/15/48 .................. 6 7,252
3.95%, 05/15/50 .................. 32 35,846
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 20 27,050
5,576,866
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
1.75%, 09/30/25
(b)
................. 22 22,086
0.95%, 05/15/26
(b)
................. 10 9,698
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
2.10%, 04/30/27
(b)
................. USD 65 $ 65,802
7.75%, 11/15/29 .................. 20 27,952
2.30%, 04/30/30
(b)
................. 26 26,031
Suzano Austria GmbH, 3.13%, 01/15/32 .... 25 24,187
175,756
Pharmaceuticals — 0.2%
AstraZeneca plc, 1.38%, 08/06/30 ........ 115 108,567
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 .................. 40 42,250
8.50%, 01/31/27 .................. 47 49,350
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 .................. 40 42,127
5.75%, 08/15/27 .................. 9 9,342
7.00%, 01/15/28 .................. 21 20,895
7.25%, 05/30/29 .................. 21 20,790
Johnson & Johnson
3.70%, 03/01/46 .................. 16 18,796
3.75%, 03/03/47 .................. 32 37,627
Merck & Co., Inc.
2.45%, 06/24/50 .................. 30 28,262
2.75%, 12/10/51 .................. 19 18,801
Pfizer, Inc.
3.45%, 03/15/29 .................. 52 57,224
2.63%, 04/01/30 .................. 42 44,250
1.70%, 05/28/30 .................. 103 100,893
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. 200 234,953
2.05%, 03/31/30 .................. 200 195,851
1,029,978
Professional Services — 0.0%
IHS Markit Ltd., 4.75%, 08/01/28 ........ 125 144,844
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 .................. 15 18,437
3.30%, 09/15/51 .................. 120 130,274
2.88%, 06/15/52 .................. 19 19,003
CSX Corp.
2.40%, 02/15/30 .................. 69 70,069
4.10%, 03/15/44 .................. 18 20,825
4.30%, 03/01/48 .................. 89 108,636
Norfolk Southern Corp.
2.90%, 06/15/26 .................. 42 44,307
4.80%, 08/15/43 .................. 20 23,921
3.05%, 05/15/50 .................. 113 115,101
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 .................. 40 41,351
2.70%, 03/14/23 .................. 50 50,958
2.70%, 11/01/24 .................. 15 15,456
3.95%, 03/10/25 .................. 14 14,918
1.20%, 11/15/25 .................. 182 177,320
1.70%, 06/15/26 .................. 16 15,816
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 205,413
Ryder System, Inc., 4.63%, 06/01/25 ...... 195 213,970
Union Pacific Corp.
3.25%, 08/15/25 .................. 21 22,286
2.75%, 03/01/26 .................. 35 36,667
3.20%, 05/20/41 .................. 76 80,910
2.95%, 03/10/52 .................. 10 10,118
3.84%, 03/20/60 .................. 82 96,542
2.97%, 09/16/62 .................. 28 27,680
3.75%, 02/05/70 .................. 20 22,657
1,582,635

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc., 2.80%, 10/01/41 ..... USD 41 $ 41,469
Applied Materials, Inc., 4.35%, 04/01/47 .... 37 46,979
Broadcom Corp., 3.88%, 01/15/27 ....... 129 139,874
Broadcom, Inc.
4.75%, 04/15/29 .................. 95 108,139
5.00%, 04/15/30 .................. 136 158,334
4.15%, 11/15/30 .................. 114 126,432
3.42%, 04/15/33
(b)
................. 115 120,555
3.47%, 04/15/34
(b)
................. 55 57,567
Intel Corp.
4.10%, 05/19/46 .................. 48 57,011
3.73%, 12/08/47 .................. 84 95,676
3.20%, 08/12/61 .................. 33 33,794
KLA Corp.
4.10%, 03/15/29 .................. 111 125,295
3.30%, 03/01/50 .................. 135 144,242
Lam Research Corp.
3.75%, 03/15/26 .................. 116 126,272
2.88%, 06/15/50 .................. 124 123,553
NVIDIA Corp.
3.20%, 09/16/26 .................. 12 12,888
1.55%, 06/15/28 .................. 127 125,986
2.85%, 04/01/30 .................. 53 56,293
3.50%, 04/01/50 .................. 50 56,999
NXP BV
(b)
3.88%, 06/18/26 .................. 25 26,942
4.30%, 06/18/29 .................. 172 192,511
3.40%, 05/01/30 .................. 70 74,542
2.50%, 05/11/31 .................. 189 188,996
3.25%, 11/30/51 .................. 39 38,800
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 108 135,236
2,414,385
Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27 ......... 141 151,511
Citrix Systems, Inc.
4.50%, 12/01/27 .................. 73 79,243
3.30%, 03/01/30 .................. 51 51,738
Microsoft Corp., 2.92%, 03/17/52 ........ 197 209,159
Oracle Corp.
4.30%, 07/08/34 .................. 67 74,207
3.90%, 05/15/35 .................. 60 64,262
3.85%, 07/15/36 .................. 105 110,916
6.13%, 07/08/39 .................. 59 78,201
3.60%, 04/01/40 .................. 108 108,308
3.65%, 03/25/41 .................. 189 191,104
4.13%, 05/15/45 .................. 100 105,494
4.00%, 07/15/46 .................. 258 267,784
3.60%, 04/01/50 .................. 60 58,748
salesforce.com, Inc., 3.05%, 07/15/61 ..... 10 10,285
VMware, Inc.
1.80%, 08/15/28 .................. 34 33,087
4.70%, 05/15/30 .................. 72 83,798
2.20%, 08/15/31 .................. 53 52,056
1,729,901
Specialty Retail — 0.1%
Home Depot, Inc. (The)
2.95%, 06/15/29 .................. 29 30,895
1.38%, 03/15/31 .................. 31 29,223
4.50%, 12/06/48 .................. 47 60,766
2.75%, 09/15/51 .................. 15 14,895
Lowe's Cos., Inc.
4.00%, 04/15/25 .................. 235 254,133
3.65%, 04/05/29 .................. 93 101,954
2.63%, 04/01/31 .................. 15 15,347
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
2.80%, 09/15/41 .................. USD 31 $ 30,246
537,459
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.25%, 02/09/47 .................. 40 49,954
2.70%, 08/05/51 .................. 6 5,935
2.55%, 08/20/60 .................. 64 60,103
2.80%, 02/08/61 .................. 59 58,583
Dell International LLC
4.90%, 10/01/26 .................. 69 77,716
8.35%, 07/15/46 .................. 6 9,975
3.45%, 12/15/51
(b)
................. 49 47,045
Seagate HDD Cayman, 4.09%, 06/01/29 ... 32 33,132
Western Digital Corp., 2.85%, 02/01/29 .... 17 17,164
359,607
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 15 15,506
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 274 279,701
Tobacco — 0.2%
Altria Group, Inc.
4.40%, 02/14/26 .................. 90 99,135
3.40%, 05/06/30 .................. 44 45,524
2.45%, 02/04/32 .................. 3 2,848
5.80%, 02/14/39 .................. 211 253,618
6.20%, 02/14/59 .................. 8 10,428
BAT Capital Corp.
3.22%, 08/15/24 .................. 43 44,692
3.22%, 09/06/26 .................. 10 10,407
4.91%, 04/02/30 .................. 92 103,267
2.73%, 03/25/31 .................. 91 88,308
BAT International Finance plc
3.95%, 06/15/25
(b)
................. 18 19,118
1.67%, 03/25/26 .................. 42 41,229
Philip Morris International, Inc.
6.38%, 05/16/38 .................. 35 49,112
4.13%, 03/04/43 .................. 26 28,747
4.25%, 11/10/44 .................. 25 28,542
Reynolds American, Inc., 5.85%, 08/15/45 ... 97 117,859
942,834
Trading Companies & Distributors — 0.0%
Air Lease Corp., 1.88%, 08/17/26 ........ 177 174,070
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 35 36,400
210,470
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.75%, 04/15/27 .................. 164 177,596
3.88%, 04/15/30 .................. 347 379,532
3.40%, 10/15/52
(b)
................. 35 34,838
3.60%, 11/15/60
(b)
................. 30 29,716
Vodafone Group plc, 5.25%, 05/30/48 ..... 85 110,712
732,394
Total Corporate Bonds — 11.5%
(Cost: $63,222,724) ............................... 63,505,135
Floating Rate Loan Interests — 0.1%
Aerospace & Defense — 0.0%
Cobham Ultra US Co., Term Loan, 11/17/28
(a)(l)
11 10,955

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Building Products — 0.0%
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28
(a)(c)
................ USD 7 $ 6,806
Chemicals — 0.0%
LSF11 A5 Holdco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 10/15/28
(a)
49 48,918
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28
(a)
................. 35 34,760
Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28
(a)
................. 56 55,282
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
3.91%
,
 02/21/23
(a)(c)
................ 7 6,073
Diversified Consumer Services — 0.0%
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 09/07/28
(a)
................. 36 36,400
Health Care Equipment & Supplies — 0.0%
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 10/23/28
(a)
.... 93 92,959
Hotels, Restaurants & Leisure — 0.1%
(a)
Bally's Corp., Facility Term Loan B, 10/02/28
(l)
. 80 79,966
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 08/27/28 .................. 19 18,945
Jack Ohio Finance LLC, Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.50%
,
 10/04/28 . 13 12,959
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 08/13/22 .................. 117 116,124
227,994
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28
(a)
................. 19 18,810
Industrial Conglomerates — 0.0%
Valcour Packaging LLC, 1st Lien Term Loan,
10/04/28
(a)(c)(l)
..................... 8 7,990
Machinery — 0.0%
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.75%
,
 10/04/28
(a)
..... 3 2,999
Media — 0.0%
Gray Television, Inc., Term Loan D, 12/01/28
(a)(l)
56 55,678
Multiline Retail — 0.0%
Leslie's Poolmart, Inc.,Term Loan, 03/09/28
(a)(l)
11 11,078
Oil, Gas & Consumable Fuels — 0.0%
Southwestern Energy Co., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.00%
,
 06/22/27
(a)
40 40,025
Software — 0.0%
ConnectWise LLC, Term Loan, 09/29/28
(a)(l)
.. 39 38,868
Security
Par (000)
Par (000) Value
Specialty Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, 11/24/28
(l)
............... USD 15 $ 14,906
Tory Burch LLC, Term Loan B, (LIBOR USD 1
Month + 3.00%), 3.50%
,
 04/16/28 ...... 34 33,746
48,652
Total Floating Rate Loan Interests — 0.1%
(Cost: $743,428) ................................. 744,247
Foreign Agency Obligations — 0.1%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 28 16,840
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 .................. 15 15,786
6.88%, 04/29/30 .................. 31 34,627
5.88%, 05/28/45 .................. 11 10,500
5.88%, 11/02/51 .................. 44 41,140
102,053
Mexico — 0.1%
Petroleos Mexicanos
7.19%, 09/12/24 .................. MXN 5 23,340
6.88%, 10/16/25
(h)
................. USD 13 14,202
6.70%, 02/16/32
(b)
................. 591 595,433
7.69%, 01/23/50 .................. 25 24,000
656,975
Total Foreign Agency Obligations — 0.1%
(Cost: $772,343) ................................. 775,868
Foreign Government Obligations — 0.6%
Argentina — 0.0%
Argentine Republic (The)
(d)
1.13%, 07/09/35 .................. 222 71,595
2.50%, 07/09/41 .................. 159 56,281
127,876
Austria — 0.0%
Republic of Austria, 2.10%
,
09/20/17
(b)(h)
.... EUR 20 35,087
Bahrain — 0.0%
Kingdom of Bahrain, 5.63%
,
05/18/34
(b)
..... USD 200 189,250
China — 0.2%
People's Republic of China
2.41%, 06/19/25 .................. CNY 3,500 547,483
2.85%, 06/04/27 .................. 2,500 396,235
3.01%, 05/13/28 .................. 1,120 178,373
1,122,091
Colombia — 0.1%
Republic of Colombia, 4.50%
,
03/15/29 ..... USD 249 254,183
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24 . 140 151,894
Indonesia — 0.1%
Republic of Indonesia, 2.85%
,
02/14/30 ..... 200 208,163
Mexico — 0.1%
United Mexican States, 2.66%
,
05/24/31 .... 491 478,510
Panama — 0.1%
Republic of Panama, 4.50%
,
04/01/56 ...... 200 220,475

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Peru — 0.0%
Republic of Peru
4.13%, 08/25/27 .................. USD 77 $ 84,426
3.55%, 03/10/51 .................. 88 91,536
175,962
Philippines — 0.0%
Republic of Philippines, 3.20%
,
07/06/46 .... 200 203,500
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 52 58,425
5.10%, 06/18/50 .................. 58 77,038
135,463
Total Foreign Government Obligations — 0.6%
(Cost: $3,254,338) ............................... 3,302,454
Shares
Shares
Investment Companies — 5.7%
BlackRock Allocation Target Shares- BATS
Series A
(m)
...................... 3,148,759 31,424,619
Total Investment Companies — 5.7%
(Cost: $31,539,003) ............................... 31,424,619
Par (000)
Par (000)
Municipal Bonds — 0.2%
California - 0.1%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 55 96,276
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 50 80,426
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 70 97,440
State of California, Series 2018, GO,
4.60%, 04/01/38 .................. 165 189,528
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 58 84,291
547,961
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 53 81,352
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 210 241,497
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 10 10,533
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 79 128,554
New York - 0.0%
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 60 92,741
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 15 20,020
112,761
Security
Par (000)
Par (000) Value
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... USD 35 $ 65,218
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 55 80,221
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 60 84,735
164,956
Total Municipal Bonds — 0.2%
(Cost: $1,175,371) ............................... 1,352,832
Non-Agency Mortgage-Backed Securities — 0.8%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.45%, 06/25/35
(a)
... 44 37,321
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.70%, 01/25/36
(a)
... 15 13,981
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 20 13,640
Series 2006-OA21, Class A1, (LIBOR USD 1
Month + 0.19%), 0.29%, 03/20/47
(a)
... 605 521,802
Series 2006-OA9, Class 2A1B, (LIBOR USD
1 Month + 0.20%), 0.30%, 07/20/46
(a)
.. 94 73,371
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.56%, 11/25/36
(a)
.. 23 22,556
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.38%, 04/25/47
(a)
... 26 23,931
Series 2007-OA3, Class 2A2, (LIBOR USD 1
Month + 0.36%), 0.46%, 04/25/47
(a)(c)
.. 4 47
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.36%), 0.46%, 06/25/47
(a)
... 16 13,345
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.48%), 0.58%, 08/25/47
(a)
.. 8 7,607
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 1.02%, 10/25/46
(a)
........... 50 40,601
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.57%, 07/31/57 133 54,369
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.95%, 09/27/46 .... 46 46,148
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.70%, 04/27/47 .... 5 4,585
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 122 124,523
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month +
0.28%), 0.38%, 08/25/36
(a)
........... 20 19,411
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 283 169,339
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.04%,
04/25/46
(a)
.................... 55 21,116
Series 2007-15, Class 2A2, 6.50%, 09/25/37 77 41,889
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 28 24,525
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 59,583

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.45%,
11/25/35
(a)
...................... USD 19 $ 3,376
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 25 19,665
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.27%, 08/25/47
(a)
.... 93 100,896
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 0.59%, 01/27/37
(a)(b)
.......... —
(e)
388
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.08%, 03/25/36
(a)
........... 7 6,757
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 2 2,028
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 2.97%, 09/25/37
(a)
. 30 23,520
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (LIBOR USD 1 Month +
0.42%), 0.52%, 03/25/37
(a)
........... 38 38,754
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 46 48,293
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.52%, 06/25/37
(a)
5 4,459
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 2.91%,
04/25/36
(a)
...................... 9 6,288
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.48%, 06/25/36
(a)
..... 12 11,366
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 41 42,155
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(d)
.................... 48 47,543
1,689,178
Commercial Mortgage-Backed Securities — 0.4%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(a)(b)
.......... 100 99,497
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2015-200P, Class F, 3.60%, 04/14/33 100 99,707
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 100 99,248
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.55%, 01/25/36 .... 18 17,173
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.78%, 01/25/36 .... 13 12,948
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.64%, 04/25/36 .... 8 7,766
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.35%, 10/25/36 .... 10 10,126
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.40%, 10/25/36 .... 10 10,147
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.45%, 12/25/36 .... 129 125,476
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.83%, 03/15/37
(a)(b)
................ 15 14,831
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. USD 84 $ 87,076
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.43%,
01/12/45
(a)
...................... 11 10,821
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 3.90%, 03/15/62
(a)(b)
....... 60 62,708
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.36%, 07/15/35
(a)(b)
100 99,936
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 100 102,537
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.11%, 11/15/35
(a)(b)
........... 154 153,420
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 25 25,132
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 40 39,512
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.86%, 12/15/37
(a)(b)
.......... 100 99,908
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... 10 10,761
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 10,758
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
..................... 100 106,714
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
.......................... 10 10,045
Series 2017-C4, Class A4, 3.47%, 10/12/50 20 21,473
Commercial Mortgage Trust
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 8 8,696
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 44 40,703
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 10 10,539
Series 2019-C15, Class D, 3.00%,
03/15/52
(b)
.................... 11 9,537
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.19%, 04/10/37
(a)(b)
.......... 100 90,830
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 40 41,586
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 170 169,050
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)
.................... 40 39,131
GS Mortgage Securities Trust
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 10 10,698
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 10 9,226
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 100 100,074
IMT Trust, Series 2017-APTS, Class AFX,
3.48%, 06/15/34
(b)
................. 100 103,772
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.35%,
03/25/37
(a)(b)
..................... 5 5,180

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... USD 16 $ 15,345
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 30 30,119
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
.. 84 83,630
Series 2017-HR2, Class D, 2.73%, 12/15/50 10 8,836
Series 2019-L2, Class A4, 4.07%, 03/15/52 13 14,562
PFP Ltd.
(a)(b)
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.08%, 04/14/36 .... 4 3,576
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.53%, 04/14/36 .... 10 9,990
Wells Fargo Commercial Mortgage Trust
(a)(b)
Series 2017-C39, Class D, 4.34%, 09/15/50 63 58,408
Series 2017-C41, Class D, 2.60%, 11/15/50 25 20,366
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 12/13/31 .... 100 99,238
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 120 122,490
2,443,302
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 55 15,567
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ....................... 1,000 30,413
BBCMS Trust, Series 2015-SRCH, Class XA,
0.93%, 08/10/35
(b)
................. 963 38,961
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 4,250 71,157
Benchmark Mortgage Trust, Series 2019-B9,
Class XA, (LIBOR USD 1 Month + 0.00%),
1.04%, 03/15/52 .................. 989 61,676
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.70%, 05/10/58 .... 120 3,468
Commercial Mortgage Trust, Series 2015-3BP,
Class XA, 0.06%, 02/10/35
(b)
.......... 2,522 7,238
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 55,968
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.86%, 03/10/50
(b)
..... 724 18,643
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C19, Class XF, 1.18%,
12/15/47
(b)
...................... 100 3,140
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 1,000 260
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 200 200
291,124
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(n)
.... 38 12,771
Total Non-Agency Mortgage-Backed Securities — 0.8%
(Cost: $4,337,370) ............................... 4,451,942
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(o)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(f)(j)
....... USD 620 $ —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Par (000)
Pa r (000)
Capital Trusts — 0.2%
(a)(i)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 95 105,688
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 45 45,337
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 221 221,000
372,025
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 15 15,338
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 97 101,365
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 40 40,800
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 120 121,200
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
3.80% ....................... 30 30,071
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 140 144,267
453,041
Total Capital Trusts — 0.2%
(Cost: $812,403) ................................. 825,066
U.S. Government Sponsored Agency Securities — 14.0%
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2013-63, 0.76%, 09/16/51 ....... 443 11,917
Series 2016-26, 0.75%, 02/16/58 ....... 206 7,469
Series 2016-92, 0.62%, 04/16/58 ....... 26 1,000
Series 2016-110, 0.94%, 05/16/58 ...... 53 2,704
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 54 3,167
26,257
Mortgage-Backed Securities — 14.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... 213 221,594
3.00%, 09/01/27 - 12/01/46 ........... 336 355,042
3.50%, 04/01/31 - 01/01/48 ........... 521 562,293
4.00%, 08/01/40 - 12/01/45 ........... 77 84,174
4.50%, 02/01/39 - 04/01/49 ........... 624 685,004
5.00%, 10/01/41 - 11/01/48 ........... 120 135,255
5.50%, 06/01/41 .................. 54 62,229

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00%, 01/01/34 .................. USD 36 $ 39,288
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 6 6,524
Government National Mortgage Association
2.00%, 01/15/52
(p)
................. 3,159 3,187,520
2.50%, 01/15/52 - 02/15/52
(p)
.......... 2,882 2,950,231
3.00%, 02/15/45 - 01/20/51 ........... 782 810,112
3.00%, 01/15/52
(p)
................. 4,307 4,456,731
3.50%, 01/15/42 - 10/20/46 ........... 1,339 1,417,972
3.50%, 01/15/52
(p)
................. 489 509,169
4.00%, 04/20/39 - 12/20/47 ........... 272 292,887
4.00%, 01/15/52
(p)
................. 588 619,184
4.50%, 12/20/39 - 04/20/50 ........... 389 425,297
4.50%, 01/15/52
(p)
................. 104 109,841
5.00%, 12/15/38 - 07/20/42 ........... 77 88,779
7.50%, 03/15/32 .................. 2 1,788
Uniform Mortgage-Backed Securities
1.50%, 01/25/37 - 01/25/52
(p)
.......... 3,575 3,516,733
2.00%, 10/01/31 - 10/01/51 ........... 439 441,649
2.00%, 01/25/37 - 02/25/52
(p)
.......... 15,198 15,193,778
2.50%, 09/01/27 - 12/01/35 ........... 872 906,104
2.50%, 01/25/37 - 02/25/52
(p)
.......... 18,000 18,347,914
3.00%, 04/01/29 - 08/01/50 ........... 2,358 2,488,709
3.00%, 01/25/37 - 02/25/52
(p)
.......... 3,560 3,687,719
3.50%, 08/01/30 - 06/01/49 ........... 1,752 1,876,269
3.50%, 01/25/37 - 01/25/52
(p)
.......... 1,882 1,981,268
4.00%, 10/01/33 - 01/01/51 ........... 1,622 1,776,406
4.00%, 01/25/52 - 02/25/52
(p)
.......... 4,490 4,774,772
4.50%, 02/01/25 - 04/01/50 ........... 3,019 3,320,363
4.50%, 01/25/52
(p)
................. 98 104,980
5.00%, 09/01/35 - 05/01/49 ........... 227 253,393
5.00%, 01/25/52
(p)
................. 529 576,453
5.50%, 02/01/35 - 04/01/41 ........... 374 424,107
6.00%, 12/01/27 - 06/01/41 ........... 205 236,271
6.50%, 05/01/40 .................. 57 66,128
76,993,930
Total U.S. Government Sponsored Agency Securities — 14.0%
(Cost: $76,688,177) ............................... 77,020,187
U.S. Treasury Obligations — 5.9%
U.S. Treasury Bonds
4.25%, 05/15/39 .................. 66 90,487
4.50%, 08/15/39 .................. 82 115,799
4.38%, 11/15/39 .................. 82 114,284
1.13%, 05/15/40 - 08/15/40 ........... 694 607,115
1.38%, 11/15/40 .................. 347 316,231
1.75%, 08/15/41 .................. 14 13,477
3.13%, 02/15/43 .................. 332 400,151
2.88%, 05/15/43 - 11/15/46 ........... 597 699,229
3.63%, 08/15/43 .................. 332 430,666
3.75%, 11/15/43 .................. 332 439,057
2.50%, 02/15/45 .................. 593 652,138
2.75%, 11/15/47 .................. 593 690,382
3.00%, 02/15/48
(q)
................. 885 1,080,184
2.25%, 08/15/49
(q)
................. 1,105 1,182,652
2.38%, 11/15/49 .................. 303 332,850
1.63%, 11/15/50 .................. 3 2,795
U.S. Treasury Notes
1.50%, 01/31/22 - 02/15/30 ........... 4,094 4,131,003
1.75%, 04/30/22 - 11/15/29 ........... 4,945 5,034,167
2.13%, 12/31/22 - 05/15/25 ........... 1,937 1,991,394
0.50%, 03/15/23 - 05/31/27 ........... 464 458,308
0.13%, 03/31/23 - 05/31/23 ........... 2,730 2,715,283
0.25%, 04/15/23 - 10/31/25 ........... 2,154 2,112,084
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75%, 05/31/23 .................. USD 623 $ 642,225
1.38%, 01/31/25 .................. 41 41,468
2.00%, 02/15/25 .................. 782 805,460
0.38%, 04/30/25 - 12/31/25 ........... 2,793 2,711,319
0.75%, 05/31/26 .................. 791 774,747
1.63%, 11/30/26 - 05/15/31 ........... 1,093 1,108,088
2.25%, 08/15/27 .................. 798 837,090
1.25%, 03/31/28 - 09/30/28 ........... 1,126 1,115,779
2.88%, 08/15/28 .................. 188 205,317
3.13%, 11/15/28 .................. 363 403,483
2.63%, 02/15/29 .................. 63 68,106
2.38%, 05/15/29 .................. 63 67,147
1.13%, 02/15/31 .................. 179 173,721
Total U.S. Treasury Obligations — 5.9%
(Cost: $32,148,923) ............................... 32,563,686
Total Long-Term Investments — 100.7%
(Cost: $495,016,454) .............................. 556,132,067
Short-Term Securities — 10.9%
Borrowed Bond Agreements — 0.9%
(r)
Bank of America Securities, Inc.,
(0.40)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 68,674,
collateralized by U.S. Treasury Bonds,
2.00%, due at 08/15/51, par and fair value of
USD 67,000 and $68,298, respectively) ... 69 68,675
Bank of America Securities, Inc.,
(0.22)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 39,600,
collateralized by U.S. Treasury Notes,
1.38%, due at 11/15/31, par and fair value of
USD 40,000 and $39,494, respectively) ... 40 39,600
Bank of America Securities, Inc.,
(0.06)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 21,835,
collateralized by U.S. Treasury Bonds,
1.88%, due at 11/15/51, par and fair value of
USD 22,000 and $21,825, respectively) ... 22 21,835
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 668,815,
collateralized by U.S. Treasury Bonds,
1.25%, due at 05/15/50, par and fair value of
USD 788,000 and $669,154, respectively) . 669 668,815
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 160,925,
collateralized by U.S. Treasury Notes,
0.75%, due at 04/30/26, par and fair value of
USD 164,000 and $160,752, respectively) . 161 160,925
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 99,450,
collateralized by U.S. Treasury Bonds,
2.38%, due at 05/15/51, par and fair value of
USD 90,000 and $99,408, respectively) ... 99 99,450
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 95,424,
collateralized by U.S. Treasury Notes,
0.75%, due at 03/31/26, par and fair value of
USD 97,000 and $95,159, respectively) ... 95 95,424

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 453,390,
collateralized by U.S. Treasury Notes,
0.88%, due at 11/15/30, par and fair value of
USD 476,000 and $452,553, respectively) . USD 453 $ 453,390
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 697,510,
collateralized by U.S. Treasury Notes,
0.63%, due at 08/15/30, par and fair value of
USD 746,000 and $695,703, respectively) . 698 697,510
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 81,700,
collateralized by U.S. Treasury Bonds,
2.00%, due at 02/15/50, par and fair value of
USD 80,000 and $81,259, respectively) ... 82 81,700
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 43,650,
collateralized by U.S. Treasury Notes,
0.38%, due at 01/31/26, par and fair value of
USD 45,000 and $43,534, respectively) ... 44 43,650
Bank of America Securities, Inc.,
(0.02)%, 01/03/22 (Purchased on 12/31/21
to be repurchased at USD 211,732,
collateralized by U.S. Treasury Notes,
0.25%, due at 06/30/25, par and fair value of
USD 218,000 and $211,792, respectively) . 212 211,732
BNP Paribas SA, (0.04)%, 01/03/22 (Purchased
on 12/31/21 to be repurchased at USD
1,843,474, collateralized by U.S. Treasury
Notes, 0.63%, due at 05/15/30, par and fair
value of USD 1,969,000 and $1,841,015,
respectively) ..................... 1,843 1,843,476
BNP Paribas SA, (0.04)%, 01/03/22 (Purchased
on 12/31/21 to be repurchased at USD
493,893, collateralized by U.S. Treasury
Bonds, 1.88%, due at 02/15/51, par and
fair value of USD 497,000 and $491,719,
respectively) ..................... 494 493,894
Total Borrowed Bond Agreements — 0.9%
(Cost: $4,980,076) ............................... 4,980,076
Shares
Shares
Money Market Funds — 10.0%
(m)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 46,127,397 46,127,397
SL Liquidity Series, LLC, Money Market Series,
0.15%
(t)
........................ 8,979,719 8,980,617
Total Money Market Funds — 10.0%
(Cost: $55,108,014) ............................... 55,108,014
Total Short-Term Securities — 10.9%
(Cost: $60,088,090) ............................... 60,088,090
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $84,145 ) ................................. $ 75,511
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 111.6%
(Cost: $555,188,689 ) .............................. 616,295,668
Total Options Written — (0.0)%
(Premium Received — $36,085) ...................... (51,214)
Par (000)
Pa r (000)
Borrowed Bonds — (0.9)%
U.S. Treasury Obligations — (0.9)%
U.S. Treasury Bonds
1.25% ,  05/15/50 .................. USD 788 (669,154)
1.88% ,  02/15/51 - 11/15/51 ........... 519 (513,544)
2.00% ,  02/15/50 - 08/15/51 ........... 147 (149,557)
2.38% ,  05/15/51 .................. 90 (99,408)
U.S. Treasury Notes
0.25% ,  06/30/25 .................. 218 (211,792)
0.38% ,  01/31/26 .................. 45 (43,534)
0.63% ,  05/15/30 - 08/15/30 ........... 2,715 (2,536,718)
0.75% ,  03/31/26 - 04/30/26 ........... 261 (255,911)
0.88% ,  11/15/30 .................. 476 (452,553)
1.38% ,  11/15/31 .................. 40 (39,494)
(4,971,665)
Total U.S. Treasury Obligations — (0.9)%
(Proceeds: $5,230,888) ............................
(4,971,665)
Total Borrowed Bonds — (0.9)%
(Proceeds: $5,230,888) ............................
(4,971,665)
TBA Sale Commitments — (2.7)%
Mortgage-Backed Securities — (2.7)%
Uniform Mortgage-Backed Securities
(p)
2.00% ,  01/25/37 - 01/25/52 ........... 2,188 (2,195,383)
2.50% ,  01/25/37 - 02/25/52 ........... 9,258 (9,443,733)
3.00% ,  01/25/37 - 01/25/52 ........... 132 (136,901)
3.50% ,  01/25/37 - 01/25/52 ........... 84 (88,427)
4.00% ,  01/25/52 .................. 1,219 (1,296,613)
4.50% ,  01/25/52 .................. 1,605 (1,719,323)
Total TBA Sale Commitments — (2.7)%
(Proceeds: $14,884,358) ........................... (14,880,380)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 108.0%
(Cost: $535,037,358 ) .............................. 596,392,409
Liabilities in Excess of Other Assets — (8.0)% ............. (44,308,929)
Net Assets — 100.0% ............................... $ 552,083,480

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Rounds to less than 1,000.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Zero-coupon bond.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Represents or includes a TBA transaction.
(q)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(r)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 21,088,016 $ 25,039,381 $ — $ — $ — $ 46,127,397 46,127,397 $ 3,647 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,019,914 962,437 — (1,734) — 8,980,617 8,979,719 44,162
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 13,611,764 17,971,001 — — (158,146) 31,424,619 3,148,759 582,318 33,075
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 1,452,672 1,979,614 (3,443,346) 65,215 (54,155) — — 31,398 —
$ 63,481 $ (212,301) $ 86,532,633 $ 661,525 $ 33,075
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 94 03/18/22 $ 22,365 $ 264,459
U.S. Treasury 10 Year Note ................................................... 63 03/22/22 8,211 5,460
U.S. Treasury Long Bond .................................................... 56 03/22/22 8,957 52,604
U.S. Treasury Ultra Bond .................................................... 2 03/22/22 392 (2,569)
Long Gilt ............................................................... 3 03/29/22 507 (312)
U.S. Treasury 2 Year Note .................................................... 50 03/31/22 10,907 (11,580)
U.S. Treasury 5 Year Note .................................................... 119 03/31/22 14,385 (7,342)
3 Month SONIA Index ....................................................... 30 03/14/23 10,032 (5,954)
294,766
Short Contracts
Euro- Buxl ............................................................... 3 03/08/22 706 28,549
U.S. Treasury 10 Year Ultra Note ............................................... 44 03/22/22 6,429 (32,725)
(4,176)
$ 290,590
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 15,367 TRY 200,000 Citibank NA 01/04/22 $ 249
TRY 156,750 USD 10,000 Citibank NA 01/13/22 1,769
USD 63,000 TRY 627,879 Bank of America NA 01/13/22 15,857
USD 21,000 TRY 203,292 Deutsche Bank AG 01/13/22 5,736
AUD 88,000 JPY 7,131,404 Royal Bank of Canada 01/18/22 2,025
EUR 56,000 USD 63,206 Goldman Sachs International 01/18/22 568
EUR 10,000 USD 11,306 JPMorgan Chase Bank NA 01/18/22 82
MXN 1,766,184 USD 84,000 Citibank NA 01/18/22 2,054
MXN 1,090,674 USD 52,000 HSBC Bank plc 01/18/22 1,141
MXN 652,959 USD 31,000 UBS AG 01/18/22 814
NOK 577,698 EUR 56,000 Goldman Sachs International 01/18/22 1,808
PLN 722,772 EUR 156,668 Bank of America NA 01/18/22 808
TRY 241,500 USD 15,131 UBS AG 01/18/22 2,915
USD 94,000 COP 370,519,000 Citibank NA 01/18/22 3,027
USD 31,000 TRY 318,137 Citibank NA 01/18/22 7,227
USD 143,000 ZAR 2,282,052 Barclays Bank plc 01/18/22 76
ZAR 757,170 USD 47,000 Bank of America NA 01/18/22 421
ZAR 671,438 USD 42,000 BNP Paribas SA 01/18/22 52
ZAR 496,041 USD 31,000 Citibank NA 01/18/22 67
CLP 71,312,800 USD 83,000 Citibank NA 01/19/22 535
USD 21,000 CLP 17,919,300 Bank of America NA 01/19/22 10
USD 21,000 CLP 17,305,050 Goldman Sachs International 01/19/22 729
BRL 355,260 USD 62,000 Deutsche Bank AG 02/02/22 1,332
THB 1,076,003 USD 32,000 ANZ Banking Group Ltd. 03/15/22 202
AUD 731,996 USD 528,796 Morgan Stanley & Co. International plc 03/16/22 3,863
BRL 1,513,278 USD 261,000 Deutsche Bank AG 03/16/22 6,005
EUR 150,000 USD 170,131 Goldman Sachs International 03/16/22 891
EUR 310,000 USD 350,844 Morgan Stanley & Co. International plc 03/16/22 2,604
GBP 400,000 USD 530,790 Barclays Bank plc 03/16/22 10,461
GBP 400,000 USD 531,531 Deutsche Bank AG 03/16/22 9,720
GBP 200,000 USD 269,368 HSBC Bank plc 03/16/22 1,257
GBP 190,000 USD 255,022 JPMorgan Chase Bank NA 03/16/22 2,072
MXN 11,096,075 USD 521,437 HSBC Bank plc 03/16/22 13,759

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 4,220,363 USD 260,719 Citibank NA 03/16/22 $ 1,490
101,626
TRY 200,000 USD 15,367 Goldman Sachs International 01/04/22 (249)
USD 15,285 TRY 241,500 UBS AG 01/04/22 (2,970)
KZT 5,475,517 USD 12,590 Citibank NA 01/10/22 (81)
TRY 719,500 USD 60,106 Citibank NA 01/13/22 (6,083)
COP 123,442,000 USD 31,000 Barclays Bank plc 01/18/22 (692)
COP 123,473,000 USD 31,000 UBS AG 01/18/22 (684)
EUR 14,000 PLN 64,588 Bank of America NA 01/18/22 (72)
EUR 142,000 PLN 660,394 Credit Agricole Corporate & Investment Bank SA 01/18/22 (2,044)
JPY 7,103,800 AUD 88,000 Goldman Sachs International 01/18/22 (2,264)
JPY 7,135,832 AUD 88,000 Morgan Stanley & Co. International plc 01/18/22 (1,986)
RUB 2,186,654 USD 29,400 UBS AG 01/18/22 (337)
USD 165,092 EUR 146,000 Banco Santander SA 01/18/22 (1,176)
USD 62,000 MXN 1,296,419 Deutsche Bank AG 01/18/22 (1,166)
USD 84,000 MXN 1,773,408 Goldman Sachs International 01/18/22 (2,406)
USD 78,000 MXN 1,644,357 Natwest Markets plc 01/18/22 (2,119)
USD 31,000 ZAR 496,988 Bank of America NA 01/18/22 (126)
USD 52,000 ZAR 832,070 Citibank NA 01/18/22 (112)
ZAR 492,298 USD 31,000 Goldman Sachs International 01/18/22 (168)
CLP 17,703,000 USD 21,000 BNP Paribas SA 01/19/22 (263)
USD 21,000 CLP 18,123,000 Citibank NA 01/19/22 (229)
USD 1,118,832 CNY 7,194,929 Citibank NA 02/24/22 (9,126)
USD 22,766 MXN 482,326 HSBC Bank plc 02/24/22 (584)
RUB 39,069,790 USD 521,000 UBS AG 03/16/22 (6,693)
USD 59,481 CAD 76,000 Morgan Stanley & Co. International plc 03/16/22 (592)
USD 130,247 EUR 115,000 BNP Paribas SA 03/16/22 (871)
USD 516,897 GBP 390,000 Deutsche Bank AG 03/16/22 (10,823)
USD 37,731 GBP 28,287 Goldman Sachs International 03/16/22 (545)
USD 529,681 GBP 400,000 JPMorgan Chase Bank NA 03/16/22 (11,570)
USD 495,827 GBP 371,713 Morgan Stanley & Co. International plc 03/16/22 (7,146)
(73,177)
$ 28,449
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Instant One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 11 $ 41
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 44 1,292
1,333
Put
USD Currency ............... One-Touch
Goldman Sachs
International 02/07/22 RUB 69.00 RUB 69.00 USD 14 301
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 11 119
USD Currency ............... One-Touch Citibank NA 02/28/22 RUB 70.00 RUB 70.00 USD 16 1,100
EUR Currency ............... One-Touch Bank of America NA 03/01/22 PLN 4.50 PLN 4.50 EUR 12 1,908
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 03/15/22 RUB 68.00 RUB 68.00 USD 12 363
EUR Currency ............... One-Touch Bank of America NA 03/17/22 HUF 355.00 HUF 355.00 EUR 12 1,142
4,933
$ 6,266
$ –

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures .............. 47 06/13/22 USD 99.25 USD 11,750 $ 7,344
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 01/03/22 TRY 10.50 USD 63 $ 13,231
USD Currency ........................... Bank of America NA 01/03/22 TRY 10.00 USD 84 20,794
USD Currency ........................... HSBC Bank plc 01/14/22 MXN 21.00 USD 165 450
AUD Currency ........................... UBS AG 01/21/22 JPY 83.50 AUD 202 1,495
35,970
Put
USD Currency ........................... Morgan Stanley & Co. International plc 01/06/22 CLP 815.00 USD 126 10
USD Currency ........................... Citibank NA 01/14/22 RUB 72.00 USD 168 70
USD Currency ........................... Barclays Bank plc 01/18/22 BRL 5.68 USD 104 2,451
USD Currency ........................... JPMorgan Chase Bank NA 01/21/22 TRY 11.00 USD 31 494
USD Currency ........................... Bank of America NA 02/10/22 CLP 850.00 USD 42 718
EUR Currency ........................... Morgan Stanley & Co. International plc 03/01/22 USD 1.12 EUR 1,840 6,677
10,420
$ 46,390
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 % USD 2,000 $ 15,511
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures ............... 23 06/10/22 USD 98.00 USD 5,750 $ (3,163)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 01/03/22 TRY 10.00 USD 42 $ (10,397)
USD Currency ............................. Bank of America NA 01/03/22 TRY 10.50 USD 126 (26,462)
USD Currency ............................. HSBC Bank plc 01/14/22 MXN 21.60 USD 165 (102)
AUD Currency ............................. UBS AG 01/21/22 JPY 85.00 AUD 288 (642)
USD Currency ............................. Goldman Sachs International 01/21/22 RUB 76.00 USD 84 (751)
USD Currency ............................. Morgan Stanley & Co. International plc 02/08/22 CLP 850.00 USD 32 (786)
USD Currency ............................. Bank of America NA 02/10/22 CLP 875.00 USD 31 (422)
–
(39,562)
–

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Morgan Stanley & Co. International plc 01/06/22 CLP 780.00 USD 252 $ —
USD Currency ............................. Citibank NA 01/14/22 RUB 70.50 USD 250 (15)
USD Currency ............................. Barclays Bank plc 01/18/22 BRL 5.49 USD 104 (653)
USD Currency ............................. Bank of America NA 02/10/22 CLP 820.00 USD 63 (325)
–
(993)
–
$ (40,555)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 % USD 11,000 $ (7,496)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 450 $ 4,673 $ — $ 4,673
0.86% At Termination 1 day SONIA At Termination 09/23/24
(a)
09/23/25 GBP 3,400 11,001 — 11,001
0.98% At Termination 1 day SONIA At Termination 10/18/24
(a)
10/18/25 GBP 3,030 4,443 — 4,443
0.90% At Termination 1 day SONIA At Termination 11/09/24
(a)
11/09/25 GBP 4,800 11,213 — 11,213
$ 31,330 $ — $ 31,330
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 1,124 $ (78,300) $ — $ (78,300)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 900 (44,622) — (44,622)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 445 1,718 — 1,718
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 445 1,203 — 1,203
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 473 (4,821) — (4,821)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 473 (4,688) — (4,688)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 198 (1,229) — (1,229)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 275 (930) — (930)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 237 1,089 — 1,089
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 237 1,961 — 1,961
$ (128,619) $ — $ (128,619)

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 30 $ 325 $ 450 $ (125)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 30 325 450 (125)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 30 325 450 (125)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 18 195 265 (70)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 40 434 589 (155)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 30 325 441 (116)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 30 1,439 1,576 (137)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 31 1,487 1,629 (142)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 30 1,439 1,669 (230)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 31 1,487 1,819 (332)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 31 1,487 1,588 (101)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 30 1,439 1,563 (124)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 72 3,438 3,140 298
Federative Republic of Brazil .. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 20 960 1,060 (100)
Federative Republic of Brazil .. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 30 1,439 1,630 (191)
Federative Republic of Brazil .. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 30 1,439 1,637 (198)
Federative Republic of Brazil .. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 31 1,487 1,718 (231)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 212 10,110 4,725 5,385
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 102 4,866 2,270 2,596
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 310 (3,759) (3,388) (371)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 54 2,570 2,708 (138)
Republic of South Africa ..... 1.00 Quarterly Citibank NA 12/20/26 USD 49 2,307 2,420 (113)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 194 9,245 9,002 243
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 189 (840) (326) (514)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 743 (3,334) (1,281) (2,053)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 60 (485) 736 (1,221)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 50 (404) 621 (1,025)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 40 (323) 491 (814)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 50 (404) 613 (1,017)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 110 (889) 1,453 (2,342)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 187 106 81
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 70 (105) (55) (50)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 31 (47) (5) (42)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 20 5,581 1,766 3,815
$ – $ – $ –
$ 43,746 $ 43,530 $ 216
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 4 $ (261) $ (399) $ 138
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 15 (977) (1,497) 520
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 NR USD — — (7) 7
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (15) 15
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 7 (654) (773) 119
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 5 (445) (393) (52)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 20 (5,581) (1,459) (4,122)
$ (7,918) $ (4,543) $ (3,375)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 180,449 $ 12,482 $ — $ 12,482
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 180,449 (12,826) — (12,826)
5.64% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/22/23 COP 461,878 (203) — (203)
5.69% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/23/23 COP 231,504 (151) — (151)
5.76% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/24/23 COP 225,857 (216) — (216)
5.80% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/29/23 COP 464,591 (470) — (470)
5.65% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/09/23 COP 231,168 (2) — (2)
5.62% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/13/23 COP 228,912 47 — 47
1 day IBR Quarterly 6.29% Quarterly
Goldman Sachs
International 11/22/26 COP 203,271 453 — 453
1 day IBR Quarterly 6.36% Quarterly JPMorgan Chase Bank NA 11/23/26 COP 101,636 301 — 301
1 day IBR Quarterly 6.41% Quarterly JPMorgan Chase Bank NA 11/24/26 COP 99,942 352 — 352
1 day IBR Quarterly 6.46% Quarterly
Goldman Sachs
International 11/29/26 COP 204,104 801 — 801
1 day IBR Quarterly 6.24% Quarterly
Goldman Sachs
International 12/09/26 COP 101,488 129 — 129
1 day IBR Quarterly 6.18% Quarterly
Goldman Sachs
International 12/13/26 COP 100,361 52 — 52
$ 749 $ — $ 749
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01%
1 day IBR ........................................... Colombian Reference Banking Indicator 2.91
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 day SONIA ......................................... Sterling Overnight Index Average 0.19
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 37,301 $ (134,590) $ —
OTC Swaps ..................................................... 48,585 (9,598) 27,834 (30,244) —
Options Written ................................................... N/A N/A 10,350 (25,479) (51,214)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 264,459 $ — $ 86,613 $ — $ 351,072
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 101,626 — — 101,626
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 52,656 22,855 — 75,511
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 31,330 5,971 37,301
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 61,802 — — 14,617 — 76,419
$ — $ 61,802 $ 264,459 $ 154,282 $ 155,415 $ 5,971 $ 641,929
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 60,482 — 60,482
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 73,177 — — 73,177
Options written
(b)
Options written at value ..................... — — — 40,555 10,659 — 51,214
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — — 134,590 134,590
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 25,974 — — 13,868 — 39,842
$ — $ 25,974 $ — $ 113,732 $ 85,009 $ 134,590 $ 359,305
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 6,273,428 $ — $ (609,116) $ — $ 5,664,312
Forward foreign currency exchange contracts .... — — — (305,876) — — (305,876)
Options purchased
(a)
.................... — — (10,299) (439,785) 97,086 — (352,998)
Options written ........................ — — 15,314 272,949 95,673 — 383,936
Swaps .............................. — (165,657) — — (122,558) (234,347) (522,562)
$ — $ (165,657) $ 6,278,443 $ (472,712) $ (538,915) $ (234,347) $ 4,866,812
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (235,105) — 863 — (234,242)
Forward foreign currency exchange contracts .... — — — 116,332 — — 116,332
Options purchased
(b)
.................... — — — (89,227) 23,390 — (65,837)
Options written ........................ — — — (19,026) 4,541 — (14,485)
Swaps .............................. — 88,702 — — (10,455) (128,372) (50,125)
$ — $ 88,702 $ (235,105) $ 8,079 $ 18,339 $ (128,372) $ (248,357)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 71,843,490
Average notional value of contracts — short ................................................................................. 23,747,140
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 9,991,866
Average amounts sold — in USD ........................................................................................ 2,954,004
Options
Average value of option contracts purchased ................................................................................ 552,925
Average value of option contracts written ................................................................................... 274,023
Average notional value of swaption contracts purchased ......................................................................... 1,607,250
Average notional value of swaption contracts written ........................................................................... 10,155,269
Credit default swaps
Average notional value — buy protection ................................................................................... 4,036,855
Average notional value — sell protection ................................................................................... 41,761
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 14,283,092
Average notional value — receives fixed rate ................................................................................ 3,307,501
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 3,644,647
Total return swaps
Average notional value ............................................................................................... —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 117,468 $ 200,416
Forward foreign currency exchange contracts ................................................................. 101,626 73,177
Options
(a)(b)
........................................................................................ 75,511 51,214
Swaps — Centrally cleared ............................................................................. — 26,370
Swaps — OTC
(c)
.................................................................................... 76,419 39,842
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 371,024 $ 391,019
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(124,812) (229,949)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 246,212 $ 161,070
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
ANZ Banking Group Ltd. ........................... $ 202 $ — $ — $ — $ 202
Bank of America NA .............................. 67,371 (50,630) — — 16,741
Barclays Bank plc ................................ 47,134 (10,761) — — 36,373
BNP Paribas SA ................................. 52 (52) — — —
Citibank NA .................................... 20,666 (17,655) — — 3,011
Credit Suisse International .......................... 743 (743) — — —
Deutsche Bank AG ............................... 23,533 (13,939) — — 9,594
Goldman Sachs International ........................ 30,015 (7,073) — — 22,942
HSBC Bank plc .................................. 17,899 (686) — — 17,213
JPMorgan Chase Bank NA .......................... 6,151 (6,151) — — —
JPMorgan Securities LLC ........................... 5,581 (445) — — 5,136
Morgan Stanley & Co. International plc .................. 19,616 (19,286) — — 330
Royal Bank of Canada ............................. 2,025 — — — 2,025
UBS AG ...................................... 5,224 (5,224) — — —
$ 246,212 $ (132,645) $ — $ — $ 113,567
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Banco Santander SA .............................. $ 1,176 $ — $ — $ — $ 1,176
Bank of America NA .............................. 50,630 (50,630) — — —
Barclays Bank plc ................................ 10,761 (10,761) — — —
BNP Paribas SA ................................. 1,134 (52) — — 1,082
Citibank NA .................................... 17,655 (17,655) — — —
Credit Agricole Corporate and Investment Bank SA .......... 2,044 — — — 2,044
Credit Suisse International .......................... 6,809 (743) — — 6,066
Deutsche Bank AG ............................... 13,939 (13,939) — — —
Goldman Sachs International ........................ 7,073 (7,073) — — —
HSBC Bank plc .................................. 686 (686) — — —
JPMorgan Chase Bank NA .......................... 15,987 (6,151) — — 9,836
JPMorgan Securities LLC ........................... 445 (445) — — —
Morgan Stanley & Co. International plc .................. 19,286 (19,286) — — —
Natwest Markets plc .............................. 2,119 — — — 2,119
UBS AG ...................................... 11,326 (5,224) — — 6,102
$ 161,070 $ (132,645) $ — $ — $ 28,425
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 7,123,424 $ 216,337 $ 7,339,761
Common Stocks ......................................... 332,826,270 — — 332,826,270
Corporate Bonds
Aerospace & Defense .................................... — 3,123,833 — 3,123,833
Air Freight & Logistics .................................... — 416,849 — 416,849
Airlines .............................................. — 1,013,546 — 1,013,546
Automobiles .......................................... — 889,628 — 889,628
Banks ............................................... — 8,848,512 — 8,848,512
Beverages ........................................... — 1,445,075 — 1,445,075
Biotechnology ......................................... — 1,384,277 — 1,384,277
Building Products ....................................... — 186,653 — 186,653
Capital Markets ........................................ — 6,649,340 — 6,649,340
Chemicals ............................................ — 753,676 — 753,676
Commercial Services & Supplies ............................. — 647,442 — 647,442
Communications Equipment ................................ — 399,929 — 399,929
Construction & Engineering ................................ — 199,663 — 199,663
Consumer Finance ...................................... — 963,603 — 963,603
Containers & Packaging .................................. — 97,545 — 97,545
Distributors ........................................... — 24,558 — 24,558
Diversified Financial Services ............................... — 550,593 — 550,593
Diversified Telecommunication Services ........................ — 2,843,947 — 2,843,947
Electric Utilities ........................................ — 4,945,674 — 4,945,674
Electronic Equipment, Instruments & Components ................. — 41,880 — 41,880
Energy Equipment & Services .............................. — 86 — 86
Entertainment ......................................... — 386,268 — 386,268
Equity Real Estate Investment Trusts (REITs) .................... — 1,895,371 — 1,895,371
Food & Staples Retailing .................................. — 119,635 — 119,635
Food Products ......................................... — 278,185 — 278,185
Gas Utilities ........................................... — 231,089 — 231,089
Health Care Equipment & Supplies ........................... — 157,524 — 157,524
Health Care Providers & Services ............................ — 2,476,421 — 2,476,421
Hotels, Restaurants & Leisure .............................. — 752,588 — 752,588
Household Durables ..................................... — 39,688 — 39,688
Independent Power and Renewable Electricity Producers ............ — 12,328 — 12,328
Industrial Conglomerates .................................. — 24,414 — 24,414
Insurance ............................................ — 773,042 — 773,042
Internet & Direct Marketing Retail ............................ — 358,735 — 358,735
IT Services ........................................... — 1,100,781 — 1,100,781
Life Sciences Tools & Services .............................. — 246,616 — 246,616
Machinery ............................................ — 275,610 — 275,610
Media ............................................... — 2,220,698 — 2,220,698
Metals & Mining ........................................ — 671,734 — 671,734
Multi-Utilities .......................................... — 325,763 — 325,763
Oil, Gas & Consumable Fuels ............................... — 5,576,866 — 5,576,866
Paper & Forest Products .................................. — 175,756 — 175,756
Pharmaceuticals ....................................... — 1,029,978 — 1,029,978
Professional Services .................................... — 144,844 — 144,844
Road & Rail ........................................... — 1,582,635 — 1,582,635
Semiconductors & Semiconductor Equipment .................... — 2,414,385 — 2,414,385
Software ............................................. — 1,729,901 — 1,729,901
Specialty Retail ........................................ — 537,459 — 537,459
Technology Hardware, Storage & Peripherals .................... — 359,607 — 359,607
Textiles, Apparel & Luxury Goods ............................ — 15,506 — 15,506
Thrifts & Mortgage Finance ................................ — 279,701 — 279,701
Tobacco ............................................. — 942,834 — 942,834

2021
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 210,470 $ — $ 210,470
Wireless Telecommunication Services ......................... — 732,394 — 732,394
Floating Rate Loan Interests
Aerospace & Defense .................................... — 10,955 — 10,955
Building Products ....................................... — — 6,806 6,806
Chemicals ............................................ — 48,918 — 48,918
Commercial Services & Supplies ............................. — 34,760 — 34,760
Construction Materials .................................... — 55,282 — 55,282
Consumer Finance ...................................... — — 6,073 6,073
Diversified Consumer Services .............................. — 36,400 — 36,400
Health Care Equipment & Supplies ........................... — 92,959 — 92,959
Hotels, Restaurants & Leisure .............................. — 227,994 — 227,994
Household Durables ..................................... — 18,810 — 18,810
Industrial Conglomerates .................................. — — 7,990 7,990
Machinery ............................................ — 2,999 — 2,999
Media ............................................... — 55,678 — 55,678
Multiline Retail ......................................... — 11,078 — 11,078
Oil, Gas & Consumable Fuels ............................... — 40,025 — 40,025
Software ............................................. — 38,868 — 38,868
Specialty Retail ........................................ — 48,652 — 48,652
Foreign Agency Obligations ................................. — 775,868 — 775,868
Foreign Government Obligations .............................. — 3,302,454 — 3,302,454
Municipal Bonds ......................................... — 1,352,832 — 1,352,832
Non-Agency Mortgage-Backed Securities ........................ — 4,451,695 247 4,451,942
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 825,066 — 825,066
U.S. Government Sponsored Agency Securities .................... — 77,020,187 — 77,020,187
U.S. Treasury Obligations ................................... — 32,563,686 — 32,563,686
Short-Term Securities
Borrowed Bond Agreements ................................. — 4,980,076 — 4,980,076
Money Market Funds ...................................... 46,127,397 — — 46,127,397
Options Purchased
Foreign currency exchange contracts ........................... — 52,656 — 52,656
Interest rate contracts ...................................... 7,344 15,511 — 22,855
Liabilities
Investments
Borrowed Bonds ......................................... — (4,971,665) — (4,971,665)
TBA Sale Commitments .................................... — (14,880,380) — (14,880,380)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (3) (3)
$ 378,961,011 $ 176,839,923 $ 237,450 $ 556,038,384
Investments valued at NAV
(b)
...................................... 40,405,236
$ —
$ 596,443,620
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 13,217 $ — $ 13,217
Equity contracts ........................................... 264,459 — — 264,459
Foreign currency exchange contracts ............................ — 101,626 — 101,626
Interest rate contracts ....................................... 86,613 45,947 — 132,560
Other contracts ........................................... — 5,971 — 5,971
Liabilities
Credit contracts ........................................... — (16,376) — (16,376)
Foreign currency exchange contracts ............................ — (113,732) — (113,732)
Interest rate contracts ....................................... (63,645) (21,364) — (85,009)
Other contracts ........................................... — (134,590) — (134,590)
$ 287,427 $ (119,301) $ — $ 168,126
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Capital Appreciation Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.3%
Aerospace & Defense — 1.8%
TransDigm Group, Inc.
(a)
.............. 7,809 $ 4,968,710
Automobiles — 0.9%
Tesla, Inc.
(a)
....................... 2,361 2,495,058
Capital Markets — 4.2%
KKR & Co., Inc. .................... 38,914 2,899,093
S&P Global, Inc. ................... 18,289 8,631,128
11,530,221
Chemicals — 2.2%
Linde plc ........................ 6,340 2,196,366
Sherwin-Williams Co. (The) ............ 11,189 3,940,318
6,136,684
Containers & Packaging — 0.5%
Ball Corp. ........................ 15,815 1,522,510
Electronic Equipment, Instruments & Components — 1.2%
Zebra Technologies Corp., Class A
(a)
...... 5,421 3,226,579
Entertainment — 4.0%
(a)
Netflix, Inc. ....................... 10,173 6,128,622
Sea Ltd., ADR ..................... 22,087 4,941,083
11,069,705
Health Care Equipment & Supplies — 2.0%
(a)
Align Technology, Inc.
(b)
............... 4,792 3,149,207
Intuitive Surgical, Inc. ................ 6,317 2,269,698
5,418,905
Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc. .............. 6,609 3,318,643
Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc.
(a)
........... 1,486 2,597,900
Domino's Pizza, Inc. ................. 4,822 2,721,199
Evolution AB
(c)(d)
.................... 18,693 2,642,088
7,961,187
Industrial Conglomerates — 1.5%
Roper Technologies, Inc. .............. 8,597 4,228,520
Interactive Media & Services — 11.8%
(a)
Alphabet, Inc., Class A ............... 4,671 13,532,074
Facebook, Inc., Class A .............. 32,094 10,794,817
Match Group, Inc. .................. 26,637 3,522,743
Snap, Inc., Class A .................. 98,036 4,610,633
32,460,267
Internet & Direct Marketing Retail — 10.4%
(a)
Amazon.com, Inc. .................. 6,553 21,849,930
Etsy, Inc. ........................ 15,679 3,432,760
MercadoLibre , Inc. .................. 2,483 3,348,077
28,630,767
IT Services — 6.3%
Mastercard , Inc., Class A .............. 12,246 4,400,233
Shopify, Inc., Class A
(a)
............... 3,382 4,658,333
Visa, Inc., Class A .................. 31,043 6,727,328
Wix.com Ltd.
(a)(b)
................... 10,439 1,647,170
17,433,064
Life Sciences Tools & Services — 3.7%
Danaher Corp. .................... 14,758 4,855,530
Lonza Group AG (Registered) .......... 3,476 2,894,077
Thermo Fisher Scientific, Inc. ........... 3,904 2,604,905
10,354,512
Security
Shares
Shares Value
Machinery — 0.9%
Fortive Corp. ...................... 32,506 $ 2,479,883
Oil, Gas & Consumable Fuels — 0.6%
Pioneer Natural Resources Co. ......... 8,653 1,573,808
Personal Products — 0.9%
Olaplex Holdings, Inc.
(a)
.............. 86,515 2,520,182
Pharmaceuticals — 2.4%
Eli Lilly & Co. ..................... 5,461 1,508,437
Zoetis, Inc. ....................... 21,197 5,172,704
6,681,141
Professional Services — 2.0%
CoStar Group, Inc.
(a)
................. 26,457 2,090,897
TransUnion ....................... 30,100 3,569,258
5,660,155
Road & Rail — 1.2%
Uber Technologies, Inc.
(a)
............. 33,199 1,392,034
Union Pacific Corp. ................. 7,358 1,853,701
3,245,735
Semiconductors & Semiconductor Equipment — 10.8%
Analog Devices, Inc. ................. 20,883 3,670,605
ASML Holding NV (Registered), NYRS .... 11,023 8,775,851
Marvell Technology, Inc. .............. 101,503 8,880,498
NVIDIA Corp. ..................... 28,975 8,521,837
29,848,791
Software — 18.0%
Adobe, Inc.
(a)
...................... 11,050 6,266,013
Crowdstrike Holdings, Inc., Class A
(a)
...... 6,504 1,331,694
Intuit, Inc. ........................ 16,486 10,604,125
Microsoft Corp. .................... 76,486 25,723,771
ServiceNow , Inc.
(a)
.................. 8,843 5,740,080
49,665,683
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ....................... 56,949 10,112,434
Textiles, Apparel & Luxury Goods — 4.2%
LVMH Moet Hennessy Louis Vuitton SE .... 5,648 4,667,699
NIKE, Inc., Class B ................. 41,560 6,926,805
11,594,504
Total Common Stocks — 99.3%
(Cost: $153,001,217) ............................. 274,137,648
Preferred Stocks — 0.6%
Media — 0.6%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(e)(f)
............... 10,632 1,738,865
Total Preferred Stocks — 0.6%
(Cost: $1,164,993) .............................. 1,738,865
Total Long-Term Investments — 99.9%
(Cost: $154,166,210) ............................. 275,876,513

2021
BlackRock Annual Report to Shareholders
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 1.5%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 455,338 $ 455,338
SL Liquidity Series, LLC, Money Market Series,
0.15%
( i )
....................... 3,736,653 3,737,027
Total Short-Term Securities — 1.5%
(Cost: $4,192,365) .............................. 4,192,365
Total Investments — 101.4%
(Cost: $158,358,575 ) ............................. 280,068,878
Liabilities in Excess of Other Assets — (1.4)% ............ (3,987,465)
Net Assets — 100.0% .............................. $ 276,081,413
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,738,865, representing 0.63% of its net assets as of period end, and an original cost of $1,164,993.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,153,780 $ — $ (698,442) $ — $ — $ 455,338 455,338 $ 108 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,996,750 — (1,256,811) (2,912) — 3,737,027 3,736,653 19,776
(b)
—
$ (2,912) $ — $ 4,192,365 $ 19,884 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Capital Appreciation Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,968,710 $ — $ — $ 4,968,710
Automobiles .......................................... 2,495,058 — — 2,495,058
Capital Markets ........................................ 11,530,221 — — 11,530,221
Chemicals ............................................ 6,136,684 — — 6,136,684
Containers & Packaging .................................. 1,522,510 — — 1,522,510
Electronic Equipment, Instruments & Components ................. 3,226,579 — — 3,226,579
Entertainment ......................................... 11,069,705 — — 11,069,705
Health Care Equipment & Supplies ........................... 5,418,905 — — 5,418,905
Health Care Providers & Services ............................ 3,318,643 — — 3,318,643
Hotels, Restaurants & Leisure .............................. 5,319,099 2,642,088 — 7,961,187
Industrial Conglomerates .................................. 4,228,520 — — 4,228,520
Interactive Media & Services ............................... 32,460,267 — — 32,460,267
Internet & Direct Marketing Retail ............................ 28,630,767 — — 28,630,767
IT Services ........................................... 17,433,064 — — 17,433,064
Life Sciences Tools & Services .............................. 7,460,435 2,894,077 — 10,354,512
Machinery ............................................ 2,479,883 — — 2,479,883
Oil, Gas & Consumable Fuels ............................... 1,573,808 — — 1,573,808
Personal Products ...................................... 2,520,182 — — 2,520,182
Pharmaceuticals ....................................... 6,681,141 — — 6,681,141
Professional Services .................................... 5,660,155 — — 5,660,155
Road & Rail ........................................... 3,245,735 — — 3,245,735
Semiconductors & Semiconductor Equipment .................... 29,848,791 — — 29,848,791
Software ............................................. 49,665,683 — — 49,665,683
Technology Hardware, Storage & Peripherals .................... 10,112,434 — — 10,112,434
Textiles, Apparel & Luxury Goods ............................ 6,926,805 4,667,699 — 11,594,504
Preferred Stocks ......................................... — — 1,738,865 1,738,865
Short-Term Securities ....................................... 455,338 — — 455,338
$ 264,389,122 $ 10,203,864 $ 1,738,865 $ 276,331,851
Investments valued at NAV
(a)
...................................... 3,737,027
$ —
$ 280,068,878
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.6%
Cayman Islands — 0.2%
(a)
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.78%, 04/20/34
(b)
..... USD 250 $ 249,131
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 32 32,114
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.17%, 04/20/34
(b)
..... 150 149,105
430,350
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(b)(c)
.... EUR 100 113,488
United States — 1.3%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.48%, 05/25/36
(b)
..... USD 29 28,084
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 06/15/36
(a)(b)
100 99,945
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 203 200,943
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 111 109,394
Lendmark Funding Trust, Series 2021-
1A, Class A, 1.90%, 11/20/31
(a)
.. 100 98,899
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 100,659
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 193 192,821
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(b)
120 119,875
Series 2021-DA, Class C, 3.48%,
04/15/60
(d)
.............. 110 109,558
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 200 200,111
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 100 103,494
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 102,721
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 205 204,612
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 99,932
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 146 145,726
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.86%,
10/15/41
(a)(b)
............... 168 187,101
SMB Private Education Loan Trust
(a)
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 100 99,135
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 204 203,348
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... USD 100 $ 98,470
2,504,828
Total Asset-Backed Securities — 1.6%
(Cost: $3,037,909) .............................. 3,048,666
Shares
Shares
Common Stocks — 68.3%
Argentina — 0.4%
MercadoLibre , Inc.
(e)
............ 489 659,368
Australia — 0.4%
Australia & New Zealand Banking
Group Ltd. ................ 143 2,864
BHP Group Ltd. ............... 910 27,474
BHP Group plc ............... 5,589 166,299
Commonwealth Bank of Australia ... 30 2,205
CSL Ltd. .................... 69 14,594
Endeavour Group Ltd. .......... 3,904 19,158
Glencore plc
(e)
................ 52,452 267,258
Goodman Group .............. 359 6,920
Magellan Financial Group Ltd. ..... 181 2,797
Quintis HoldCo Pty. Ltd.
(d)
........ 218,994 49,392
Rio Tinto Ltd. ................ 46 3,357
Rio Tinto plc ................. 2,034 134,135
Santos Ltd. .................. 1,668 7,684
South32 Ltd. ................. 29,996 87,726
Treasury Wine Estates Ltd. ....... 1,068 9,629
Westpac Banking Corp. ......... 591 9,169
Woodside Petroleum Ltd. ........ 1,313 20,932
831,593
Belgium — 0.0%
Etablissements Franz Colruyt NV ... 671 28,472
Umicore SA ................. 121 4,936
33,408
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao ....... 3,109 6,191
Banco do Brasil SA
(e)
........... 479 2,476
Cosan SA ................... 689 2,707
Engie Brasil Energia SA ......... 1,257 8,661
Locaweb Servicos de Internet SA
(a)(c)(e)
8,883 20,609
Natura & Co. Holding SA
(e)
....... 1,412 6,511
NU Holdings Ltd., Class A
(e)
....... 11,330 106,275
Sendas Distribuidora SA ......... 880 2,053
WEG SA ................... 1,001 5,896
161,379
Canada — 1.1%
Alimentation Couche-Tard, Inc. ..... 240 10,056
Barrick Gold Corp. ............. 239 4,544
Brookfield Asset Management, Inc.,
Class A .................. 73 4,408
Canadian Natural Resources Ltd. ... 180 7,606
Cenovus Energy, Inc. ........... 39,109 479,659
CGI, Inc., Class A
(e)
............ 179 15,828
Enbridge, Inc. ................ 35,161 1,373,418
George Weston Ltd. ............ 61 7,072
Great-West Lifeco , Inc. .......... 189 5,672
Loblaw Cos. Ltd. .............. 78 6,391
Nutrien Ltd. .................. 324 24,353
Restaurant Brands International, Inc. 97 5,882

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Canada (continued)
Rogers Communications, Inc., Class B 85 $ 4,047
Saputo, Inc. ................. 272 6,128
Shopify, Inc., Class A
(e)
.......... 67 92,283
TC Energy Corp. .............. 167 7,767
Thomson Reuters Corp. ......... 234 27,983
2,083,097
Cayman Islands — 0.0%
Hedosophia European Growth
(e)
.... 5,835 66,299
China — 2.5%
AAC Technologies Holdings, Inc. ... 5,500 21,676
Agricultural Bank of China Ltd., Class H 48,000 16,514
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 7,066 47,040
Alibaba Group Holding Ltd.
(e)
...... 9,700 142,547
Alibaba Group Holding Ltd., ADR
(e)
.. 1,701 202,062
Amoy Diagnostics Co. Ltd., Class A . 4,100 48,683
Angelalign Technology, Inc.
(a)(c)(e)
.... 600 19,250
Anhui Gujing Distillery Co. Ltd., Class B 100 1,423
ANTA Sports Products Ltd. ....... 6,000 90,110
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 699 47,828
Bank of China Ltd., Class H ....... 14,000 5,037
BYD Co. Ltd., Class A ........... 5,500 231,629
China Construction Bank Corp., Class
H ...................... 28,000 19,403
China Feihe Ltd.
(a)(c)
............ 8,000 10,734
China Galaxy Securities Co. Ltd., Class
H ...................... 3,000 1,724
China Gas Holdings Ltd. ......... 1,800 3,744
China Hongqiao Group Ltd. ....... 22,000 23,253
China Life Insurance Co. Ltd., Class H 3,000 4,973
China Merchants Bank Co. Ltd., Class
H ...................... 5,000 38,898
China National Building Material Co.
Ltd., Class H ............... 24,000 29,466
China Pacific Insurance Group Co. Ltd.,
Class H .................. 1,800 4,890
China Petroleum & Chemical Corp.,
Class H .................. 42,000 19,564
China Resources Cement Holdings Ltd. 6,000 4,538
China Tower Corp. Ltd., Class H
(a)(c)
. 28,000 3,089
Contemporary Amperex Technology Co.
Ltd., Class A ............... 5,200 480,191
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(e)
................. 4,650 9,016
Dali Foods Group Co. Ltd.
(a)(c)
...... 4,500 2,355
Dongfeng Motor Group Co. Ltd., Class
H ...................... 12,000 9,976
ENN Energy Holdings Ltd. ........ 1,100 20,737
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 4,100 67,728
Ganfeng Lithium Co. Ltd., Class H
(a)(c)
3,600 56,688
Glodon Co. Ltd., Class A ......... 3,900 39,240
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 38,500 73,070
Haidilao International Holding Ltd.
(a)(c)
12,000 27,129
Haitong Securities Co. Ltd., Class H . 2,800 2,482
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 4,700 26,635
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 1,700 21,570
Hengan International Group Co. Ltd. . 500 2,576
Huazhu Group Ltd., ADR
(e)(f)
....... 1,722 64,299
Hundsun Technologies, Inc., Class A . 5,992 58,666
Security
Shares
Shares Value
China (continued)
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
6,200 $ 38,833
Industrial & Commercial Bank of China
Ltd., Class H ............... 50,000 28,204
Jafron Biomedical Co. Ltd., Class A .. 1,265 10,633
JD Health International, Inc.
(a)(c)(e)
... 22,800 179,856
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 5,600 44,732
Jinxin Fertility Group Ltd.
(a)(c)
...... 33,500 37,451
JiuGui Liquor Co. Ltd., Class A ..... 100 3,343
Kindstar Globalgene Technology, Inc.,
(Acquired 07/08/21, cost $70,852)
(a)
(c)(e)(g)
.................... 55,500 40,798
Kingdee International Software Group
Co. Ltd.
(e)
................. 19,000 58,485
Kingsoft Corp. Ltd. ............. 8,400 36,946
Kweichow Moutai Co. Ltd., Class A .. 124 39,948
Lenovo Group Ltd. ............. 24,000 27,583
Li Auto, Inc., ADR
(e)
............ 7,332 235,357
Meituan Dianping , Class B
(c)(e)
..... 800 23,134
Microport Cardioflow Medtech Corp.
(a)(c)
(e)
...................... 96,000 47,661
Ming Yuan Cloud Group Holdings Ltd.
(e)
10,000 22,807
NetEase , Inc., ADR ............ 320 32,570
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 1,200 7,926
NXP Semiconductors NV ........ 3,501 797,458
PetroChina Co. Ltd., Class H ...... 20,000 8,858
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
300 4,633
PICC Property & Casualty Co. Ltd.,
Class H .................. 8,000 6,540
Ping An Insurance Group Co. of China
Ltd., Class H ............... 2,500 18,015
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 100 5,991
Shimao Group Holdings Ltd. ...... 3,000 1,964
SITC International Holdings Co. Ltd. . 4,000 14,467
Sun Art Retail Group Ltd. ........ 4,500 1,806
Tencent Holdings Ltd. ........... 10,600 618,522
Tingyi Cayman Islands Holding Corp. 6,000 12,340
Trip.com Group Ltd., ADR
(e)
....... 159 3,915
Venustech Group, Inc., Class A .... 7,699 34,575
Vipshop Holdings Ltd., ADR
(e)
...... 1,077 9,047
Want Want China Holdings Ltd. .... 35,000 32,123
Weibo Corp., ADR
(e)(f)
........... 207 6,413
WuXi AppTec Co. Ltd., Class A ..... 2,064 38,511
Wuxi Biologics Cayman, Inc.
(a)(c)(e)
... 6,834 80,907
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 4,082 35,370
Yonyou Network Technology Co. Ltd.,
Class A .................. 11,300 63,779
Yum China Holdings, Inc. ........ 773 38,526
4,750,460
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 8 28,555
DSV Panalpina A/S ............ 1,094 254,933
GN Store Nord A/S ............. 224 14,055
Novo Nordisk A/S, Class B ....... 1,364 153,212
Pandora A/S ................. 1,402 174,396
625,151
Finland — 0.2%
Neste OYJ .................. 5,693 280,186
Nordea Bank Abp ............. 341 4,160
Wartsila OYJ Abp .............. 440 6,171
290,517

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
France — 2.2%
Alstom SA .................. 11,211 $ 398,108
Arkema SA .................. 3,274 462,108
BNP Paribas SA .............. 4,240 293,158
Cie de Saint-Gobain ............ 6,272 441,214
Cie Generale des Etablissements
Michelin SCA .............. 18 2,948
Credit Agricole SA ............. 314 4,477
Danone SA .................. 7,275 452,210
Electricite de France SA ......... 1,250 14,702
EssilorLuxottica SA ............ 1,055 224,585
Kering SA ................... 86 69,002
La Francaise des Jeux SAEM
(a)(c)
... 149 6,603
LVMH Moet Hennessy Louis Vuitton SE 1,217 1,005,770
Orange SA .................. 353 3,771
Orpea SA ................... 60 6,017
Pernod Ricard SA ............. 59 14,194
Remy Cointreau SA ............ 43 10,452
Safran SA ................... 5,669 694,018
Societe Generale SA ........... 4,488 154,247
TOTAL SE .................. 130 6,617
4,264,201
Germany — 3.1%
adidas AG .................. 74 21,308
Allianz SE (Registered) .......... 1,606 378,789
Auto1 Group SE
(a)(c)(e)
........... 7,782 171,994
Bayer AG (Registered) .......... 55 2,937
Bayerische Motoren Werke AG .... 300 30,013
Brenntag SE ................. 105 9,482
Covestro AG
(a)(c)
............... 2,158 132,821
Daimler AG (Registered) ......... 15,673 1,197,483
Daimler Truck Holding AG
(e)
....... 5,531 203,332
Deutsche Boerse AG ........... 135 22,542
Deutsche Post AG (Registered) .... 138 8,876
Deutsche Telekom AG (Registered) . 47,571 878,993
Evonik Industries AG ........... 178 5,750
Fresenius Medical Care AG & Co.
KGaA ................... 56 3,630
Fresenius SE & Co. KGaA ........ 92 3,698
Infineon Technologies AG ........ 5,212 239,953
Puma SE ................... 3,617 441,724
SAP SE .................... 162 22,800
Siemens AG (Registered) ........ 9,029 1,563,848
Siemens Energy AG
(e)
........... 736 18,778
TeamViewer AG
(e)
............. 251 3,368
Telefonica Deutschland Holding AG . 728 2,019
Vantage Towers AG ............ 17,791 651,413
Vitesco Technologies Group AG
(e)
... 101 4,939
6,020,490
Hong Kong — 0.4%
AIA Group Ltd. ............... 65,400 660,072
ASM Pacific Technology Ltd. ...... 100 1,081
Hang Lung Properties Ltd. ........ 9,000 18,513
Nine Dragons Paper Holdings Ltd. .. 2,000 2,148
681,814
India — 0.1%
HCL Technologies Ltd. .......... 1,272 22,502
Indian Oil Corp. Ltd. ............ 3,652 5,464
InterGlobe Aviation Ltd.
(a)(c)(e)
...... 1,155 31,304
Reliance Industries Ltd. ......... 2,117 67,250
Tata Consultancy Services Ltd. .... 96 4,815
Security
Shares
Shares Value
India (continued)
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $67,547)
(d)
(g)
...................... 45 $ 141,490
272,825
Indonesia — 0.0%
Bank Central Asia Tbk . PT ........ 104,200 53,366
Israel — 0.4%
(e)
Nice Ltd., ADR ............... 2,425 736,230
SimilarWeb Ltd. ............... 1,237 22,155
Taboola.com Ltd., (Acquired 06/30/21,
cost $66,000)
(g)
............. 6,600 51,348
809,733
Italy — 0.9%
Enel SpA ................... 67,270 537,897
Eni SpA .................... 372 5,170
Ferrari NV .................. 658 169,373
Intesa Sanpaolo SpA ........... 357,527 923,465
1,635,905
Japan — 2.2%
Advantest Corp. ............... 200 18,940
AGC, Inc. ................... 500 23,887
Aisin Seiki Co. Ltd. ............. 300 11,510
Asahi Group Holdings Ltd. ........ 100 3,893
Asahi Kasei Corp. ............. 400 3,768
Astellas Pharma, Inc. ........... 3,050 49,640
Capcom Co. Ltd. .............. 600 14,131
Chubu Electric Power Co., Inc. ..... 600 6,337
Chugai Pharmaceutical Co. Ltd. .... 1,100 35,856
Daifuku Co. Ltd. ............... 800 65,420
Daikin Industries Ltd. ........... 100 22,652
Disco Corp. .................. 400 122,261
Electric Power Development Co. Ltd. 200 2,658
FANUC Corp. ................ 3,500 743,967
Fujitsu Ltd. .................. 200 34,365
GLP J- Reit .................. 3 5,186
GMO Payment Gateway, Inc. ...... 700 87,169
Honda Motor Co. Ltd. ........... 1,400 39,831
Hoya Corp. .................. 4,559 676,518
Inpex Corp. .................. 700 6,087
ITOCHU Corp. ............... 900 27,534
Kao Corp. ................... 900 47,137
KDDI Corp. .................. 500 14,622
Keyence Corp. ............... 481 302,433
Kirin Holdings Co. Ltd. .......... 2,100 33,824
Kose Corp. .................. 1,500 170,163
Kyocera Corp. ................ 400 25,010
Lixil Corp. ................... 500 13,338
Marubeni Corp. ............... 2,200 21,435
Mazda Motor Corp.
(e)
........... 3,700 28,390
Mitsubishi Corp. ............... 1,000 31,753
Mitsubishi Electric Corp. ......... 4,800 60,927
Mitsubishi Heavy Industries Ltd. .... 800 18,496
Mitsui & Co. Ltd. .............. 800 18,958
Mizuho Financial Group, Inc. ...... 3,100 39,374
MS&AD Insurance Group Holdings, Inc. 600 18,475
Murata Manufacturing Co. Ltd. ..... 200 15,952
NEC Corp. .................. 1,200 55,488
Nidec Corp. ................. 200 23,659
Nippon Paint Holdings Co. Ltd. ..... 400 4,368
Nippon Telegraph & Telephone Corp. 1,300 35,553
Nippon Yusen KK .............. 300 22,876
Nissan Motor Co. Ltd.
(e)
.......... 1,800 8,670
Nitto Denko Corp. ............. 200 15,450

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Japan (continued)
Nomura Holdings, Inc. .......... 10,000 $ 43,556
Olympus Corp. ............... 1,000 23,027
Oracle Corp. Japan ............ 300 22,792
Oriental Land Co. Ltd. .......... 500 84,314
Osaka Gas Co. Ltd. ............ 300 4,962
Otsuka Holdings Co. Ltd. ........ 700 25,467
Pan Pacific International Holdings Corp. 3,000 41,352
Panasonic Corp. .............. 2,400 26,383
Recruit Holdings Co. Ltd. ........ 4,777 290,708
Ricoh Co. Ltd. ................ 1,100 10,253
Rohm Co. Ltd. ................ 200 18,194
SoftBank Corp. ............... 2,200 27,787
SoftBank Group Corp. .......... 500 23,970
Sony Corp. .................. 2,000 252,556
Subaru Corp. ................ 1,000 17,868
SUMCO Corp. ................ 300 6,109
Sumitomo Corp. .............. 2,100 31,079
Sumitomo Mitsui Trust Holdings, Inc. . 200 6,688
Suzuki Motor Corp. ............ 900 34,707
Takeda Pharmaceutical Co. Ltd. .... 900 24,577
Terumo Corp. ................ 400 16,896
Tokyo Gas Co. Ltd. ............ 100 1,795
Toray Industries, Inc. ........... 700 4,147
Toyota Motor Corp. ............ 3,500 64,689
Yamato Holdings Co. Ltd. ........ 1,100 25,841
4,157,678
Luxembourg — 0.1%
ArcelorMittal SA ............... 2,465 79,074
Arrival SA
(e)(f)
................. 23,911 177,420
256,494
Macau — 0.0%
Sands China Ltd.
(e)
............. 1,200 2,785
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 697 5,429
Grupo Bimbo SAB de CV ........ 2,618 8,067
13,496
Netherlands — 1.6%
Adyen NV
(a)(c)(e)
............... 224 588,001
ASML Holding NV ............. 1,526 1,222,358
Heineken Holding NV ........... 30 2,766
ING Groep NV ................ 82,636 1,148,889
Koninklijke Ahold Delhaize NV ..... 278 9,540
Koninklijke Philips NV ........... 1,210 44,784
Randstad NV ................ 355 24,217
Royal Dutch Shell plc, Class A ..... 497 10,891
Salt Pay Co Ltd., Series C  (Acquired
11/16/21, cost $73,809)
(d)(e)(g)
.... 38 73,809
3,125,255
Norway — 0.1%
LINK Mobility Group Holding ASA
(e)
.. 5,552 12,070
Norsk Hydro ASA .............. 11,115 87,459
99,529
Poland — 0.0%
Dino Polska SA
(a)(c)(e)
............ 35 3,191
Polski Koncern Naftowy ORLEN SA . 290 5,345
8,536
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 2,020 46,225
Security
Shares
Shares Value
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 $ 2,405
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 2,500 60,547
Singapore Press Holdings Ltd. ..... 1,100 1,899
United Overseas Bank Ltd. ....... 2,600 51,927
114,373
South Africa — 0.1%
Anglo American plc ............ 4,274 175,799
FirstRand Ltd. ................ 1,254 4,784
Impala Platinum Holdings Ltd. ..... 863 12,174
Kumba Iron Ore Ltd. ............ 237 6,835
Standard Bank Group Ltd. ........ 307 2,697
202,289
South Korea — 0.6%
Amorepacific Corp. ............ 2,196 308,177
DL E&C Co. Ltd.
(e)
............. 30 2,998
Fila Holdings Corp. ............ 113 3,405
Hana Financial Group, Inc. ....... 315 11,129
Kakao Corp. ................. 2,123 200,480
KB Financial Group, Inc. ......... 221 10,220
Kia Corp. ................... 77 5,314
Krafton , Inc.
(e)
................ 51 19,711
Kumho Petrochemical Co. Ltd. ..... 53 7,388
LG Chem Ltd. ................ 356 184,039
LG Household & Health Care Ltd. ... 8 7,384
Lotte Chemical Corp. ........... 17 3,101
OCI Co. Ltd.
(e)
................ 20 1,747
POSCO .................... 151 35,015
Samsung Biologics Co. Ltd.
(a)(c)(e)
... 9 6,834
Samsung Electronics Co. Ltd. ..... 400 26,270
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 29 4,926
Samsung SDI Co. Ltd. .......... 443 243,638
SK Hynix, Inc. ................ 46 5,052
SK Innovation Co. Ltd.
(e)
......... 50 10,012
1,096,840
Spain — 0.4%
Banco Santander SA ........... 924 3,069
Cellnex Telecom SA
(a)(c)
.......... 12,514 724,906
Endesa SA .................. 544 12,524
Iberdrola SA ................. 1,729 20,471
760,970
Sweden — 0.9%
Atlas Copco AB, Class A ......... 2,736 189,060
Elekta AB, Class B ............. 470 5,942
Epiroc AB, Class A ............. 3,879 98,084
EQT AB .................... 40 2,168
H & M Hennes & Mauritz AB, Class B 992 19,465
Hexagon AB, Class B ........... 12,757 202,078
Kinnevik AB, Class B
(e)
.......... 94 3,342
Lundin Energy AB ............. 53 1,896
Saab AB, Class B ............. 159 4,039
Sandvik AB .................. 19,966 556,523
Svenska Handelsbanken AB, Class A 1,412 15,261
Volvo AB, Class B ............. 29,151 674,161
1,772,019
Switzerland — 0.7%
ABB Ltd. (Registered) ........... 1,182 45,049
Adecco Group AG (Registered) .... 617 31,441
Alcon, Inc.
(f)
.................. 300 26,136

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Switzerland (continued)
Cie Financiere Richemont SA
(Registered) ............... 861 $ 128,663
Julius Baer Group Ltd. .......... 181 12,104
Kuehne + Nagel International AG
(Registered) ............... 32 10,306
Lonza Group AG (Registered) ..... 240 199,821
Nestle SA (Registered) .......... 1,236 172,567
Novartis AG (Registered) ........ 69 6,063
On Holding AG, Class A
(e)
........ 391 14,784
Partners Group Holding AG ....... 39 64,382
Roche Holding AG ............. 15 6,223
Sika AG (Registered) ........... 688 285,945
STMicroelectronics NV .......... 2,233 109,808
Straumann Holding AG (Registered) . 88 186,084
Swatch Group AG (The) ......... 48 14,618
UBS Group AG (Registered) ...... 191 3,428
Vifor Pharma AG .............. 10 1,776
1,319,198
Taiwan — 0.9%
ASE Technology Holding Co. Ltd. ... 2,000 7,728
Cathay Financial Holding Co. Ltd. ... 17,000 38,298
Evergreen Marine Corp. Taiwan Ltd. . 3,000 15,369
Formosa Plastics Corp. .......... 8,000 30,026
Fubon Financial Holding Co. Ltd. ... 18,038 49,650
Hon Hai Precision Industry Co. Ltd. .. 9,760 36,601
MediaTek , Inc. ................ 1,000 42,910
Nan Ya Plastics Corp. ........... 11,000 33,888
Nanya Technology Corp. ......... 1,000 2,817
Novatek Microelectronics Corp. .... 1,000 19,418
Sea Ltd., ADR
(e)
............... 17 3,803
SinoPac Financial Holdings Co. Ltd. . 8,000 4,666
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 8,000 7,351
Taiwan Glass Industry Corp. ...... 7,000 6,754
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 61,000 1,349,381
Uni -President Enterprises Corp. .... 8,000 19,807
United Microelectronics Corp. ..... 4,000 9,371
Yageo Corp. ................. 1,000 17,290
1,695,128
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 15,000 36,018
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 553 2,562
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.4%
Alphawave IP Group plc
(e)
........ 20,076 54,293
AstraZeneca plc .............. 6,480 756,666
Auto Trader Group plc
(a)(c)
........ 8,070 80,820
Barclays plc ................. 23,216 59,137
BP plc ..................... 8,692 38,946
BP plc, ADR
(f)
................ 4,930 131,286
British American Tobacco plc ...... 144 5,347
Burberry Group plc ............. 699 17,253
Compass Group plc
(e)
........... 20,325 457,591
Diageo plc .................. 715 39,093
Dr. Martens plc
(e)
.............. 2,286 13,243
Experian plc ................. 89 4,384
Exscientia Ltd., (Acquired 02/24/21,
cost $119,074)
(e)(g)
........... 17,100 329,543
Genius Sports Ltd.
(e)
............ 7,317 55,609
Security
Shares
Shares Value
United Kingdom (continued)
GlaxoSmithKline plc ............ 509 $ 11,082
Hargreaves Lansdown plc ........ 223 4,098
Intertek Group plc ............. 50 3,814
Kingfisher plc ................ 2,845 13,086
Legal & General Group plc ....... 3,612 14,586
Linde plc ................... 424 146,886
Lloyds Banking Group plc ........ 1,935,846 1,257,124
London Stock Exchange Group plc .. 43 4,045
National Grid plc .............. 510 7,354
NatWest Group plc ............. 2,052 6,284
RELX plc ................... 259 8,456
Royal Mail plc ................ 1,788 12,259
Smith & Nephew plc ............ 656 11,449
Spirax-Sarco Engineering plc ...... 540 117,521
THG Holdings Ltd.
(e)(f)
........... 72,282 224,243
Unilever plc .................. 14,901 798,870
Vodafone Group plc ............ 2,926 4,407
4,688,775
United States — 46.1%
Abbott Laboratories ............ 11,074 1,558,555
AbbVie, Inc. ................. 10,309 1,395,839
Accenture plc, Class A .......... 20 8,291
Activision Blizzard, Inc. .......... 305 20,292
Adobe, Inc.
(e)
................. 86 48,767
Advance Auto Parts, Inc. ......... 773 185,427
Advanced Micro Devices, Inc.
(e)
.... 102 14,678
Agilent Technologies, Inc. ........ 152 24,267
Air Products & Chemicals, Inc. ..... 2,920 888,439
Airbnb, Inc., Class A
(e)
........... 306 50,946
Akamai Technologies, Inc.
(e)
....... 28 3,277
Albemarle Corp. .............. 1,567 366,318
Alcoa Corp. .................. 774 46,115
Allegion plc .................. 33 4,370
Allstate Corp. (The) ............ 72 8,471
Alnylam Pharmaceuticals, Inc.
(e)
.... 576 97,678
Alphabet, Inc., Class A
(e)
......... 6 17,382
Alphabet, Inc., Class C
(e)
......... 1,228 3,553,329
Altair Engineering, Inc., Class A
(e)
... 2,402 185,723
AltC Acquisition Corp., Class A
(e)
.... 5,913 58,243
Altice USA, Inc., Class A
(e)
........ 1,091 17,652
Amazon.com, Inc.
(e)(h)
........... 810 2,700,815
American Tower Corp. .......... 5,217 1,525,972
American Water Works Co., Inc. .... 686 129,558
AMETEK, Inc. ................ 106 15,586
Amphenol Corp., Class A ........ 83 7,259
Analog Devices, Inc. ............ 53 9,316
ANSYS, Inc.
(e)
................ 474 190,131
Anthem, Inc. ................. 1,843 854,304
Aon plc, Class A .............. 10 3,006
Apple, Inc.
(f)(h)
................ 22,265 3,953,596
Applied Materials, Inc. .......... 5,405 850,531
Aptiv plc
(e)
................... 2,965 489,077
Arthur J Gallagher & Co. ......... 36 6,108
Astra Space, Inc., (Acquired 06/30/21,
cost $58,390)
(e)(g)
............ 5,839 40,464
Atlassian Corp. plc, Class A
(e)
...... 395 150,610
Autodesk, Inc.
(e)
............... 2,580 725,470
AutoZone, Inc.
(e)
.............. 5 10,482
AvidXchange Holdings, Inc.
(e)
...... 150 2,259
Bank of America Corp. .......... 34,880 1,551,811
Bank of New York Mellon Corp. (The) 115 6,679
Bath & Body Works, Inc. ......... 1,607 112,153
Becton Dickinson and Co. ........ 84 21,124
Berkshire Grey, Inc., Class A
(e)
..... 2,100 11,550
Berkshire Hathaway, Inc., Class B
(e)
. 130 38,870

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
Best Buy Co., Inc. ............. 1,417 $ 143,967
Bio-Rad Laboratories, Inc., Class A
(e)
. 4 3,022
Booking Holdings, Inc.
(e)
......... 1 2,399
Boston Scientific Corp.
(e)
......... 31,000 1,316,880
Bristol-Myers Squibb Co. ......... 12,805 798,392
Brookfield Renewable Corp. ...... 51 1,877
Brown & Brown, Inc. ............ 60 4,217
Brown-Forman Corp., Class B ..... 485 35,337
Cadence Design Systems, Inc.
(e)
... 1,061 197,717
California Resources Corp. ....... 3,433 146,623
Capital One Financial Corp.
(f)
...... 8,039 1,166,378
Capri Holdings Ltd.
(e)
........... 2,160 140,206
Cardinal Health, Inc. ............ 64 3,295
Carrier Global Corp. ............ 2,385 129,362
CBRE Acquistion Holding, (Acquired
12/9/21, cost $34,000)
(e)(g)
...... 3,400 33,006
CBRE Group, Inc., Class A
(e)
...... 117 12,696
Cerner Corp. ................. 142 13,188
CF Industries Holdings, Inc. ....... 1,203 85,148
Charles River Laboratories
International, Inc.
(e)
........... 18 6,782
Charles Schwab Corp. (The) ...... 14,809 1,245,437
Charter Communications, Inc., Class
A
(e)
..................... 1,102 718,471
Cigna Corp. ................. 61 14,007
Citigroup, Inc. ................ 89 5,375
Citrix Systems, Inc. ............ 52 4,919
CME Group, Inc. .............. 668 152,611
Comcast Corp., Class A
(h)
........ 21,666 1,090,450
ConocoPhillips ............... 20,077 1,449,158
Constellation Brands, Inc., Class A .. 171 42,916
Corteva , Inc. ................. 542 25,626
Costco Wholesale Corp. ......... 2,326 1,320,470
Crowdstrike Holdings, Inc., Class A
(e)
. 1,659 339,680
Crown Castle International Corp. ... 128 26,719
Crown PropTech Acquisitions
(e)
..... 3,804 38,953
Crown PropTech Acquisitions
(d)
..... 1,464 3,528
Danaher Corp. ............... 263 86,530
Datadog , Inc., Class A
(e)
......... 542 96,536
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$203,100)
(e)(g)( i )
.............. 203,100 141,237
DaVita, Inc.
(e)
................. 288 32,763
Deere & Co. ................. 167 57,263
Dell Technologies, Inc., Class C
(e)
... 319 17,918
Delta Air Lines, Inc.
(e)
........... 1,741 68,038
Devon Energy Corp. ............ 1,822 80,259
DexCom , Inc.
(e)
............... 365 195,987
Dick's Sporting Goods, Inc. ....... 535 61,520
Diversey Holdings Ltd.
(e)
......... 20,071 267,145
DocuSign, Inc.
(e)
.............. 110 16,754
Doma Holding, Inc., (Acquired 07/28/21,
cost $109,300)
(e)(g)
........... 10,358 52,619
Dominion Energy, Inc. ........... 30 2,357
DoubleVerify Holdings, Inc.
(e)
...... 1,009 33,579
DR Horton, Inc. ............... 8,915 966,832
Duke Energy Corp. ............ 20 2,098
Dynatrace , Inc.
(e)
.............. 2,142 129,270
Eaton Corp. plc ............... 169 29,207
Edwards Lifesciences Corp.
(e)
..... 5,267 682,340
Electronic Arts, Inc. ............ 294 38,779
Element Solutions, Inc. .......... 1,702 41,325
Eli Lilly & Co. ................ 15 4,143
Emerson Electric Co. ........... 506 47,043
Energy Transfer LP ............ 7,553 62,161
Security
Shares
Shares Value
United States (continued)
Enphase Energy, Inc.
(e)
.......... 13 $ 2,378
EPAM Systems, Inc.
(e)
........... 113 75,535
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(d)(g)
........... 330 318,925
EQT Corp.
(e)(f)
................ 35,964 784,375
Equity Residential ............. 215 19,457
Essex Property Trust, Inc. ........ 20 7,045
Estee Lauder Cos., Inc. (The), Class A 226 83,665
Expedia Group, Inc.
(e)
........... 849 153,431
Extra Space Storage, Inc. ........ 14 3,174
Exxon Mobil Corp. ............. 1,395 85,360
Facebook, Inc., Class A
(e)
........ 1,797 604,421
Fanatics Holdings Inc., (Acquired
12/15/21, cost $301,006)
(d)(e)(g)
... 4,437 301,006
FedEx Corp. ................. 490 126,734
Ferguson plc ................. 870 154,535
Fidelity National Information Services,
Inc. ..................... 85 9,278
Floor & Decor Holdings, Inc., Class A
(e)
1,138 147,951
FMC Corp. .................. 161 17,692
Ford Motor Co. ............... 7,005 145,494
Fortinet, Inc.
(e)
................ 774 278,176
Fortive Corp. ................. 15,379 1,173,264
Fortune Brands Home & Security, Inc. 1,040 111,176
Franklin Resources, Inc. ......... 563 18,855
Freeport-McMoRan, Inc.
(h)
........ 23,788 992,673
Frontier Communications Parent, Inc.
(e)
3,724 109,821
Fusion Acquisition Corp., Class A
(Acquired 09/22/21, cost $65,740)
(e)
(g)
...................... 6,574 26,493
Garmin Ltd. .................. 23 3,132
Gartner, Inc.
(e)
................ 38 12,704
Generac Holdings, Inc.
(e)
......... 359 126,339
General Motors Co.
(e)
........... 5,067 297,078
Genuine Parts Co. ............. 102 14,300
Gilead Sciences, Inc. ........... 67 4,865
Gitlab , Inc., Class A
(e)
........... 17 1,479
Global Foundries, Inc.
(e)
......... 7,122 462,716
Global Payments, Inc. .......... 23 3,109
Globe Life, Inc. ............... 34 3,186
Gores Holdings VIII, Inc., Class A
(e)(f)
. 1,820 18,564
Green Plains, Inc.
(e)
............ 1,170 40,669
Hasbro, Inc. ................. 44 4,478
HCA Healthcare, Inc. ........... 160 41,107
Healthcare Merger Corp., (Acquired
10/30/20, cost $69,510)
(g)
...... 6,951 8,897
Hess Corp. .................. 95 7,033
Hewlett Packard Enterprise Co. .... 908 14,319
Highland Transcend Partners I Corp.
(e)
6,118 63,627
Hilton Worldwide Holdings, Inc.
(e)
... 3,554 554,388
Hologic , Inc.
(e)
................ 112 8,575
Home Depot, Inc. (The) ......... 2,673 1,109,322
Honeywell International, Inc. ...... 19 3,962
HP, Inc. .................... 336 12,657
Humana, Inc. ................ 6 2,783
IDEXX Laboratories, Inc.
(e)
........ 33 21,729
iHeartMedia , Inc., Class A
(e)
....... 60 1,262
IHS Markit Ltd. ............... 78 10,368
Informatica , Inc., Class A
(e)
....... 2,840 105,023
Ingersoll Rand, Inc. ............ 87 5,383
International Flavors & Fragrances, Inc. 3,438 517,935
International Paper Co. .......... 91 4,275
Intuit, Inc. ................... 32 20,583
Intuitive Surgical, Inc.
(e)
.......... 1,621 582,425
Invesco Ltd. ................. 685 15,769

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
IQVIA Holdings, Inc.
(e)
........... 35 $ 9,875
Israel Amplify Program Corp.
(d)(e)
.... 2,690 699
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(g)
........ 6,968 —
Johnson & Johnson ............ 9,183 1,570,936
Johnson Controls International plc .. 1,428 116,111
JPMorgan Chase & Co. ......... 272 43,071
Khosla Ventures Acquisition Co.
(e)
... 5,294 51,352
Kinder Morgan, Inc. ............ 486 7,708
Kroger Co. (The) .............. 198 8,961
Lam Research Corp. ........... 38 27,328
Latch, Inc., (Acquired 06/04/21, cost
$51,030)
(e)(g)
............... 5,103 38,630
Leidos Holdings, Inc. ........... 70 6,223
Lennar Corp., Class A ........... 54 6,273
Liberty Broadband Corp., Class C
(e)
. 18 2,900
Liberty Media Acquisition Corp.
(e)
... 12,038 127,723
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(e)
................. 6,640 337,644
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(e)
................. 9,188 467,210
Lions Gate Entertainment Corp., Class
A
(e)
..................... 3,219 53,564
Live Nation Entertainment, Inc.
(e)
... 1,199 143,508
LKQ Corp. .................. 295 17,709
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(e)(g)
.............. 1,457 16,056
Lowe's Cos., Inc. .............. 2,021 522,388
Lululemon Athletica , Inc.
(e)
........ 60 23,487
Marsh & McLennan Cos., Inc. ..... 6,821 1,185,626
Masco Corp. ................. 13,711 962,786
Masimo Corp.
(e)
............... 550 161,029
Mastercard , Inc., Class A ......... 3,724 1,338,108
McDonald's Corp. ............. 3,765 1,009,284
Medtronic plc ................ 315 32,587
Merck & Co., Inc. .............. 279 21,383
Mettler -Toledo International, Inc.
(e)
.. 22 37,339
Micron Technology, Inc. .......... 6,792 632,675
Microsoft Corp.
(h)
.............. 14,162 4,762,964
Mirion Technologies, Class A (Acquired
10/20/21, cost $201,000)
(e)(g)
.... 20,100 210,447
Moderna , Inc.
(e)
............... 477 121,148
Mondelez International, Inc., Class A . 29 1,923
MongoDB, Inc.
(e)
.............. 256 135,514
Monolithic Power Systems, Inc. .... 10 4,933
Moody's Corp. ................ 9 3,515
Morgan Stanley ............... 9,514 933,894
Mosaic Co. (The) .............. 403 15,834
Motorola Solutions, Inc. ......... 9 2,445
MSCI, Inc. .................. 4 2,451
Netflix, Inc.
(e)
................. 42 25,302
New Relic, Inc.
(e)
.............. 1,054 115,898
Newmont Corp. ............... 37 2,295
NextEra Energy, Inc. ........... 16,170 1,509,631
NIKE, Inc., Class B ............ 934 155,670
Northern Trust Corp. ............ 139 16,626
NortonLifeLock , Inc. ............ 586 15,224
NVIDIA Corp. ................ 3,435 1,010,268
NVR, Inc.
(e)
.................. 1 5,909
Offerpad Solutions, Inc., Class A
(Acquired 09/01/21, cost $57,260)
(e)
(g)
...................... 5,726 36,646
Okta , Inc., Class A
(e)
............ 605 135,623
ONEOK, Inc. ................. 326 19,156
Opendoor Technologies, Inc.
(e)
..... 5,720 83,569
Security
Shares
Shares Value
United States (continued)
Oracle Corp. ................. 50 $ 4,360
O'Reilly Automotive, Inc.
(e)
........ 247 174,439
Otis Worldwide Corp. ........... 221 19,242
Palantir Technologies, Inc., Class A
(e)
528 9,615
Palo Alto Networks, Inc.
(e)
........ 480 267,245
Park Hotels & Resorts, Inc.
(e)
...... 997 18,823
Parker-Hannifin Corp. ........... 1,673 532,215
PayPal Holdings, Inc.
(e)
.......... 2,184 411,859
Peloton Interactive, Inc., Class A
(e)
.. 4,707 168,322
Penn National Gaming, Inc.
(e)
...... 1,368 70,931
PepsiCo, Inc. ................ 739 128,372
Petco Health & Wellness Co., Inc.
(e)
. 1,580 31,268
Philip Morris International, Inc. ..... 209 19,855
Pinterest, Inc., Class A
(e)
......... 189 6,870
Planet Labs Pbc , (Acquired 12/07/21,
cost $54,000)
(e)(g)
............ 5,400 29,556
Playstudios , Inc., (Acquired 06/17/21,
cost $81,210)
(e)(g)
............ 8,121 32,078
Playtika Holding Corp.
(e)
......... 14,115 244,048
PNC Financial Services Group, Inc.
(The) .................... 63 12,633
PPG Industries, Inc. ............ 6,441 1,110,686
Prologis, Inc. ................. 300 50,508
Proof Acquisition Corp.
(d)(e)
........ 807 4
Public Storage ................ 14 5,244
PVH Corp. .................. 835 89,053
QIAGEN NV
(e)
................ 89 4,935
QIAGEN NV
(e)
................ 2,655 147,565
QUALCOMM, Inc. ............. 1,070 195,671
Raytheon Technologies Corp. ..... 47 4,045
Regeneron Pharmaceuticals, Inc.
(e)
.. 405 255,766
ResMed , Inc. ................ 757 197,183
RingCentral, Inc., Class A
(e)
....... 124 23,231
Rivian Automotive, Inc., Class A
(e)(f)
.. 3,397 352,235
Robert Half International, Inc. ...... 49 5,464
Rocket Lab USA, Inc., (Acquired
08/25/21, cost $43,310)
(e)(g)
..... 4,331 53,185
Rockwell Automation, Inc. ........ 78 27,210
Roku, Inc.
(e)
.................. 7 1,597
Rollins, Inc. .................. 65 2,224
Rotor Acquisition Corp.
(d)
......... 740 5,365
S&P Global, Inc. .............. 293 138,275
salesforce.com, Inc.
(e)
........... 5,740 1,458,706
Sarcos Technology & Robotics Corp.
(e)(f)
1,371 13,683
Sarcos Technology & Robotics,
(Acquired 10/26/21, cost $275,750)
(e)
(g)
...................... 27,575 275,198
SBA Communications Corp. ...... 116 45,126
Schneider Electric SE ........... 205 40,302
Seagen , Inc.
(e)
................ 1,831 283,073
Sema4 Holdings Corp., (Acquired
07/17/20, cost $82,846)
(e)(g)
..... 16,717 74,165
Sema4 Holdings Corp., (Acquired
07/22/21, cost $72,360)
(e)(g)
..... 7,236 32,273
Sempra Energy ............... 7,856 1,039,192
ServiceNow , Inc.
(e)
............. 1,561 1,013,261
Signet Jewelers Ltd. ............ 918 79,894
Skyworks Solutions, Inc. ......... 33 5,120
SmartRent , Inc., Class A
(e)
........ 6,991 67,673
Snap-on, Inc. ................ 71 15,292
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(d)(e)(g)
..... 529 7,575
Snowflake, Inc., Class A
(e)
........ 43 14,566
Sonos , Inc.
(e)
................. 5,824 173,555
Southern Co. (The) ............ 84 5,761

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
Southwest Airlines Co.
(e)
......... 261 $ 11,181
Splunk , Inc.
(e)
................ 373 43,164
Starbucks Corp. ............... 38 4,445
Starwood Property Trust, Inc. ...... 3,569 86,727
State Street Corp. ............. 52 4,836
Stellantis NV ................. 1,778 33,566
Stryker Corp. ................ 440 117,665
Sun Country Airlines Holdings, Inc.,
(Acquired 06/25/21, cost $168,603)
(e)
(g)
...................... 7,468 203,503
Synopsys, Inc.
(e)
.............. 13 4,790
T. Rowe Price Group, Inc. ........ 75 14,748
Target Corp. ................. 48 11,109
TE Connectivity Ltd. ............ 4,402 710,219
Teledyne Technologies, Inc.
(e)
...... 14 6,116
Tesla, Inc.
(e)
.................. 43 45,442
Thermo Fisher Scientific, Inc.
(h)
..... 2,289 1,527,312
TJX Cos., Inc. (The) ............ 12,353 937,840
T-Mobile US, Inc.
(e)
............. 12 1,392
Toast, Inc., Class A
(e)(f)
........... 4,032 139,951
TPB Acquisition Corp. I, Class A
(e)
... 2,154 21,023
Trane Technologies plc .......... 527 106,470
TransDigm Group, Inc.
(e)
......... 311 197,883
Trimble, Inc.
(e)
................ 68 5,929
Twilio , Inc., Class A
(e)
........... 766 201,718
Twitter, Inc.
(e)
................. 239 10,330
Uber Technologies, Inc.
(e)
........ 1,400 58,702
UDR, Inc. ................... 79 4,739
Ulta Beauty, Inc.
(e)
............. 184 75,871
United Parcel Service, Inc., Class B . 6,397 1,371,133
United Rentals, Inc.
(e)
........... 339 112,646
United States Steel Corp. ........ 2,739 65,216
UnitedHealth Group, Inc. ......... 4,700 2,360,058
US Bancorp ................. 1,803 101,274
Vail Resorts, Inc. .............. 52 17,051
Valero Energy Corp. ............ 9,493 713,019
VeriSign, Inc.
(e)
............... 830 210,671
Verisk Analytics, Inc. ............ 694 158,739
Verizon Communications, Inc. ..... 1,080 56,117
Vertex Pharmaceuticals, Inc.
(e)
..... 76 16,690
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $61,258)
(g)
...... 32,386 808,678
VF Corp. ................... 299 21,893
Victoria's Secret & Co.
(e)(f)
........ 711 39,489
Visa, Inc., Class A ............. 15 3,251
VMware, Inc., Class A ........... 215 24,914
Vulcan Materials Co. ........... 4,957 1,028,974
Walmart, Inc. ................. 3,237 468,362
Walt Disney Co. (The)
(e)
......... 7,556 1,170,349
Waste Connections, Inc. ......... 163 22,212
Waters Corp.
(e)
............... 59 21,983
Western Digital Corp.
(e)
.......... 2,629 171,437
Weyerhaeuser Co. ............. 2,923 120,369
Williams-Sonoma, Inc. .......... 2,312 391,029
Willis Towers Watson plc ......... 103 24,461
WillScot Mobile Mini Holdings Corp.
(e)
3,339 136,365
Workday, Inc., Class A
(e)
......... 456 124,570
WR Berkley Corp. ............. 47 3,872
Wynn Resorts Ltd.
(e)
............ 290 24,662
Xilinx, Inc. ................... 1,549 328,434
Yum! Brands, Inc. ............. 84 11,664
Zebra Technologies Corp., Class A
(e)
. 31 18,451
Zimmer Biomet Holdings, Inc. ..... 178 22,613
Zoetis, Inc. .................. 873 213,038
Security
Shares
Shares Value
United States (continued)
Zoom Video Communications, Inc.,
Class A
(e)
................. 85 $ 15,632
Zscaler , Inc.
(e)
................ 710 228,144
88,765,041
Total Common Stocks — 68.3%
(Cost: $100,799,100) ............................. 131,405,222
Par (000)
Pa r (000)
Corporate Bonds — 6.5%
Australia — 0.4%
Quintis Australia Pty. Ltd.
(a)(d)(j)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 445 435,853
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 414,143
849,996
Canada — 0.0%
(a)
Bombardier, Inc., 7.13%
,
06/15/26 .. 17 17,636
Brookfield Residential Properties, Inc.
6.25%, 09/15/27 ............ 3 3,131
5.00%, 06/15/29 ............ 15 15,011
Mattamy Group Corp., 4.63%
,
03/01/30 34 34,627
70,405
China — 0.4%
China Aoyuan Group Ltd., 7.95%
,
06/21/24
(c)
................ 200 37,938
China Milk Products Group Ltd., 0.00%
,
01/05/12
(e)(k)(l)(m)
............. 300 300
Fortune Star BVI Ltd., 5.05%
,
01/27/27
(c)
................ 200 190,020
Kaisa Group Holdings Ltd., 9.75%
,
09/28/23
(c)(e)(l)
............... 200 51,787
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 191,937
Sunac China Holdings Ltd., 6.65%
,
08/03/24
(c)
................ 200 128,000
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 200 135,938
Yuzhou Group Holdings Co. Ltd.,
8.50%
,
02/26/24
(c)
........... 200 58,500
794,420
Germany — 0.3%
(a)
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24 ................. EUR 139 147,614
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(b)
........... 102 116,591
Douglas GmbH, 6.00%
,
04/08/26 ... 127 144,156
Kirk Beauty SUN GmbH, 8.25%
,
10/01/26
(b)
................ 105 111,518
519,879
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(a)
. 135 146,530
Hong Kong — 0.1%
Nan Fung Treasury III Ltd., 5.00%
(c)(n)
USD 200 200,725

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
India — 0.2%
REI Agro Ltd.
(e)(k)(l)
5.50%, 11/13/14
(a)
........... USD 220 $ 1,840
5.50%, 11/13/14
(c)(d)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 202,000
UPL Corp. Ltd., 4.50%
,
03/08/28
(c)
.. 200 210,725
414,565
Italy — 0.3%
Forno d'Asolo SpA , (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... EUR 178 194,547
KME SE, 6.75%
,
02/01/23
(c)
....... 100 108,954
Marcolin SpA , 6.13%
,
11/15/26
(a)
... 100 115,951
Shiba Bidco SpA , 4.50%
,
10/31/28
(a)
. 100 114,989
534,441
Luxembourg — 0.4%
(a)
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25 .................. GBP 100 140,600
Herens Midco SARL, 5.25%
,
05/15/29 EUR 100 106,781
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(o)
................ USD 179 181,461
Picard Bondco SA, 5.38%
,
07/01/27 . EUR 100 114,561
Sani/ Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 100 115,467
658,870
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(c)
................ USD 200 190,412
Malaysia — 0.1%
Gohl Capital Ltd., 4.25%
,
01/24/27
(c)
. 200 206,100
South Korea — 0.1%
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35%
(b)(c)(n)
.... 200 208,350
Thailand — 0.2%
(c)
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 201,975
Kasikornbank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.94%), 5.28%
(b)(n)
..... 200 208,725
410,700
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(e)(k)(l)
............ 800 63,040
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 4 4,080
United Kingdom — 0.4%
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 100 134,678
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 143,360
Boparan Finance plc, 7.63%
,
11/30/25
(c)
GBP 100 112,006
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 100 134,363
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 100 138,062
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.77%), 4.12%
,
06/04/81
(b)
USD 29 $ 28,709
691,178
United States — 3.4%
Acadia Healthcare Co., Inc.
(a)
5.50%, 07/01/28 ............ 6 6,306
5.00%, 04/15/29 ............ 6 6,165
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 22 22,880
Air Lease Corp., 3.13%
,
12/01/30 ... 39 39,795
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 91 91,178
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
154 164,010
AMC Networks, Inc.
5.00%, 04/01/24 ............ 2 2,015
4.75%, 08/01/25 ............ 3 3,064
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(b)(n)
29 29,051
AMN Healthcare, Inc., 4.00%
,
04/15/29
(a)
................ 7 7,096
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 4 4,135
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 12 11,850
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 17 17,722
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 20 21,200
Aviation Capital Group LLC, 1.95%
,
09/20/26
(a)
................ 33 32,052
Bank of America Corp., (SOFR +
1.32%), 2.69%
,
04/22/32
(b)
..... 37 37,549
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 26 26,520
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 9 9,540
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
35 36,408
Broadcom, Inc., 1.95%
,
02/15/28
(a)
.. 10 9,886
Buckeye Partners LP
4.35%, 10/15/24 ............ 9 9,382
4.13%, 03/01/25
(a)
........... 47 48,528
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 103 108,111
8.13%, 07/01/27 ............ 65 71,984
4.63%, 10/15/29 ............ 16 16,000
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 21 21,931
Capital One Financial Corp., Series
M, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.16%), 3.95%
(b)(n)
........... 28 28,140
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 10 9,000
Cedar Fair LP
5.38%, 04/15/27 ............ 2 2,050
5.25%, 07/15/29 ............ 2 2,050
Centene Corp.
4.25%, 12/15/27 ............ 11 11,467
2.45%, 07/15/28 ............ 66 65,010
2.63%, 08/01/31 ............ 46 45,080
Charter Communications Operating
LLC
2.80%, 04/01/31 ............ 56 55,412
3.90%, 06/01/52 ............ 42 42,116

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Cheniere Energy Partners LP, 3.25%
,
01/31/32
(a)
................ USD 5 $ 5,050
Cheniere Energy, Inc., 4.63%
,
10/15/28 17 18,083
Chesapeake Energy Corp.
(a)
5.50%, 02/01/26 ............ 39 41,047
5.88%, 02/01/29 ............ 8 8,558
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 3 3,090
Citigroup, Inc.
(b)
(SOFR + 3.91%), 4.41%, 03/31/31 49 55,961
(SOFR + 1.17%), 2.56%, 05/01/32 27 27,140
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
2 2,060
Colgate Energy Partners III LLC,
7.75%
,
02/15/26
(a)
........... 12 12,960
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 4 4,090
CSC Holdings LLC, 4.63%
,
12/01/30
(a)
200 189,250
Dana, Inc., 4.25%
,
09/01/30 ...... 7 7,096
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 2 2,065
DaVita, Inc.
(a)
4.63%, 06/01/30 ............ 65 66,544
3.75%, 02/15/31 ............ 117 113,996
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 5 5,119
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 50 50,789
Emergent BioSolutions , Inc., 3.88%
,
08/15/28
(a)
................ 4 3,839
Endeavor Energy Resources LP,
5.75%
,
01/30/28
(a)
........... 4 4,264
Equinix , Inc., 2.50%
,
05/15/31 ..... 17 16,988
Ford Motor Co., 3.25%
,
02/12/32 ... 18 18,432
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 15 15,038
5.00%, 03/01/28 ............ 97 99,546
Freed Corp., 10.00%
,
12/01/23
(d)
... 128 124,800
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 26 26,747
Frontier Communications Corp., 6.75%
,
05/01/29
(a)
................ 18 18,720
Frontier Communications Holdings LLC,
5.88%
,
11/01/29 ............ 7 7,346
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 47,700
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 7 7,350
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 12,315
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 69 70,184
Genesis Energy LP, 8.00%
,
01/15/27 10 10,306
Goldman Sachs Group, Inc. (The),
(SOFR + 1.28%), 2.62%
,
04/22/32
(b)
78 78,560
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 9 9,450
HCA, Inc.
5.38%, 02/01/25 ............ 37 40,663
5.88%, 02/01/29 ............ 4 4,766
3.50%, 09/01/30 ............ 33 34,877
Hilton Domestic Operating Co., Inc.,
3.63%
,
02/15/32
(a)
........... 113 112,406
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 3 3,090
Hologic , Inc., 3.25%
,
02/15/29
(a)
.... 69 69,000
Security
Par (000)
Par (000) Value
United States (continued)
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ USD 146 $ 143,445
Howard Hughes Corp. (The)
(a)
5.38%, 08/01/28 ............ 52 55,382
4.13%, 02/01/29 ............ 29 29,387
4.38%, 02/01/31 ............ 32 32,320
iHeartCommunications , Inc.
6.38%, 05/01/26 ............ 3 3,349
5.25%, 08/15/27
(a)
........... 3 3,120
Iron Mountain, Inc.
(a)
5.25%, 07/15/30 ............ 44 46,368
4.50%, 02/15/31 ............ 83 83,887
JBS USA LUX SA
(a)
6.75%, 02/15/28 ............ 4 4,315
6.50%, 04/15/29 ............ 6 6,600
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 6 6,525
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 4 4,020
Level 3 Financing, Inc.
(a)
4.25%, 07/01/28 ............ 144 142,560
3.63%, 01/15/29 ............ 72 68,400
Lightning eMotors , Inc., 7.50%
,
05/15/24
(a)(k)
............... 27 21,460
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 7 7,122
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 15 15,180
Lumen Technologies, Inc.
(a)
5.13%, 12/15/26 ............ 55 57,235
5.38%, 06/15/29 ............ 48 48,000
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 26 27,105
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 3 3,146
MGM Growth Properties Operating
Partnership LP
5.63%, 05/01/24 ............ 5 5,344
3.88%, 02/15/29
(a)
........... 28 29,400
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 34 34,170
Molina Healthcare, Inc., 3.88%
,
11/15/30
(a)
................ 10 10,375
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 92 91,675
MPT Operating Partnership LP, 5.00%
,
10/15/27 ................. 6 6,277
Nationstar Mortgage Holdings, Inc.
(a)
5.50%, 08/15/28 ............ 17 17,340
5.13%, 12/15/30 ............ 10 9,875
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 21 21,420
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 26 26,488
NRG Energy, Inc.
5.75%, 01/15/28 ............ 4 4,229
5.25%, 06/15/29
(a)
........... 3 3,214
NuStar Logistics LP, 5.75%
,
10/01/25 67 72,100
ONEOK Partners LP, 4.90%
,
03/15/25 79 86,035
Oracle Corp., 3.95%
,
03/25/51 ..... 37 38,410
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 3 3,070
Pacific Gas & Electric Co.
2.10%, 08/01/27 ............ 35 33,790
4.55%, 07/01/30 ............ 10 10,812

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
4.50%, 07/01/40 ............ USD 23 $ 23,432
Park Intermediate Holdings LLC
(a)
5.88%, 10/01/28 ............ 7 7,280
4.88%, 05/15/29 ............ 50 51,125
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
3 3,064
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 15 15,488
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 20 21,600
PG&E Corp.
5.00%, 07/01/28 ............ 72 75,731
5.25%, 07/01/30 ............ 9 9,438
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
4 4,224
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 43 44,655
7.25%, 03/15/29 ............ 45 46,238
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 16,660
Quicken Loans LLC
(a)
3.63%, 03/01/29 ............ 88 88,330
3.88%, 03/01/31 ............ 67 68,005
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
19 19,190
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 15 15,600
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 8 8,220
RMIT Cash Management LLC, Series
2021-3, Class A, 0.00%
,
10/17/33
(d)
200 198,500
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 20 22,600
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 147 155,709
Service Properties Trust
5.00%, 08/15/22 ............ 95 94,894
4.50%, 06/15/23 ............ 70 69,966
7.50%, 09/15/25 ............ 8 8,667
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ 7 7,275
5.50%, 07/01/29 ............ 5 5,388
4.13%, 07/01/30 ............ 52 52,000
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 4 4,040
SM Energy Co., 10.00%
,
01/15/25
(a)
. 44 48,428
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 9 9,034
Standard Industries, Inc., 5.00%
,
02/15/27
(a)
................ 2 2,059
Stem, Inc., 0.50%
,
12/01/28
(a)(k)
.... 6 5,723
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 4 4,190
Sunoco LP
6.00%, 04/15/27 ............ 3 3,129
4.50%, 05/15/29 ............ 10 10,155
4.50%, 04/30/30
(a)
........... 32 32,797
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 63 56,076
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 77 80,080
Targa Resources Partners LP
5.88%, 04/15/26 ............ 4 4,174
5.38%, 02/01/27 ............ 2 2,061
6.50%, 07/15/27 ............ 4 4,288
6.88%, 01/15/29 ............ 4 4,475
4.00%, 01/15/32
(a)
........... 84 87,780
TEGNA, Inc., 4.75%
,
03/15/26
(a)
.... 16 16,640
Security
Par (000)
Par (000) Value
United States (continued)
Teleflex, Inc., 4.63%
,
11/15/27 ..... USD 2 $ 2,080
Tenet Healthcare Corp.
(a)
4.63%, 09/01/24 ............ 3 3,068
4.88%, 01/01/26 ............ 9 9,244
6.25%, 02/01/27 ............ 7 7,245
4.63%, 06/15/28 ............ 6 6,165
4.25%, 06/01/29 ............ 129 130,998
4.38%, 01/15/30 ............ 42 42,549
TransDigm , Inc., 6.25%
,
03/15/26
(a)
.. 275 285,828
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
15 16,633
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 152 166,228
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 4 4,160
4.88%, 01/15/28 ............ 7 7,356
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 82 83,538
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... 24 25,214
Verizon Communications, Inc., 3.70%
,
03/22/61 ................. 25 27,105
VICI Properties LP, 3.50%
,
02/15/25
(a)
29 29,435
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 84 86,520
5.00%, 07/31/27 ............ 6 6,227
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 25 25,750
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 2 2,068
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 7 7,210
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 17 18,020
XHR LP
(a)
6.38%, 08/15/25 ............ 65 68,752
4.88%, 06/01/29 ............ 8 8,140
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 30 29,573
6,484,432
Total Corporate Bonds — 6.5%
(Cost: $14,520,041) .............................. 12,448,123
Floating Rate Loan Interests — 3.9%
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 6 Month + 4.88%),
4.88%
,
 10/02/28
(b)(d)
.......... EUR 149 163,487
Canada — 0.2%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/02/25 ............ USD 86 85,113
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 188 214,977
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 11/01/26 ....... USD 24 24,045
324,135

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 11/17/27
(b)
........... EUR 214 $ 243,578
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., Facility Term
Loan
(b)(d)
(LIBOR GBP 6 Month + 7.00%),
7.05%, 07/06/27 .......... GBP 40 53,920
(EURIBOR 3 Month + 7.00%),
7.00%, 01/01/28 .......... EUR 67 75,498
129,418
Luxembourg — 0.1%
(b)
AEA International Holdings SARL, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.25%
,
 09/07/28 USD 29 28,521
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ 124 124,487
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.41%
,
 01/01/28
(d)
........... 112 110,805
263,813
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 4.50%),
4.50%
,
 01/01/28
(d)
........... EUR 154 165,183
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.47%
,
 07/21/26 ............ USD 141 140,332
Median BV, Facility Term Loan B1,
10/14/27
(p)
................ EUR 100 112,142
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 311 348,830
766,487
United Kingdom — 0.1%
Entain plc, Facility Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/29/27
(b)
........... USD 128 127,906
United States — 2.8%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(b)
........... 99 97,027
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)(d)
.... 74 73,472
Allied Universal Holdco LLC, Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/12/28
(b)
..... 10 9,931
Altar Bidco , Inc., Term Loan, 11/17/28
(b)
(p)
...................... 49 48,816
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 27 26,764
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.50%
,
 09/19/24
(b)
..... 14 13,986
Security
Par (000)
Par (000) Value
United States (continued)
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26
(b)
........... USD 21 $ 20,822
Avantor Funding, Inc., Term Loan B5,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/08/27
(b)
........... 48 48,325
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(b)
........... 32 32,040
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.11%
,
 12/15/27
(b)
........... 25 24,963
Bally's Corp., Facility Term Loan B,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 110 109,954
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 20 19,751
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 07/21/25
(b)
..... 36 35,541
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 3.50%
,
 03/01/24
(b)
..... 15 14,630
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(b)
..... 75 70,666
Cobham Ultra US Co., Term Loan,
11/17/28
(b)(p)
............... 11 10,955
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 6 Month + 2.75%),
3.25%
,
 05/14/28
(b)
........... 8 7,795
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 38 37,885
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 34 33,885
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 10/02/28
(b)(d)
.... 11 10,550
Digital Room Holdings, Inc., Term Loan,
12/15/28
(b)(p)
............... 28 27,764
DirectTV Financing LLC, Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... 104 103,645
DS Parent, Inc., Term Loan B,
12/10/28
(b)(d)(p)
.............. 44 42,790
DT Midstream, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 69 68,752
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 02/06/26
(b)
..... 22 21,679
Ecl Entertainment, LLC, Term Loan B,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 50 50,496
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
........... 37 36,769
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 22 21,777

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
USD 24 $ 24,248
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 4.50%
,
 05/01/28
(b)
.... 60 59,506
Galaxy Brands (Refi), Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00%
,
 01/01/38
(b)(d)
.......... 187 183,147
Gray Television, Inc., Term Loan D,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 12/01/28
(b)
........... 120 119,310
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 8.13%
,
 07/20/26
(b)(d)
.... 119 119,000
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 08/27/28
(b)
..... 30 29,912
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... 138 137,758
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.85%
,
 06/22/26
(b)
..... 151 149,509
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(d)
.... 21 20,370
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.88%
,
 10/27/28
(b)
........... 88 87,608
IRB Holding Corp., Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 12/15/27
(b)
........... 118 117,453
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 39 38,669
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)(d)
.......... 68 67,830
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)
........... 20 19,938
Jeld-Wen , Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.35%
,
 07/28/28
(b)
........... 89 88,444
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... 67 66,039
Kronos Acquisition Holdings Inc., Term
Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 15 14,859
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(p)
........... 139 137,643
Leslie's Poolmart , Inc.,Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/09/28
(b)
........... 93 92,958
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.86%
,
 08/31/27
(b)
........... 99 98,477
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/15/28
(b)
........... 54 53,910
Security
Par (000)
Par (000) Value
United States (continued)
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/38
(b)(d)
.......... USD 128 $ 127,520
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 27 26,966
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 09/30/24
(b)
........... 19 18,748
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 7.50%
,
 11/01/29
(b)
15 14,800
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/23/28
(b)
........... 125 124,945
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
21 20,884
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 50 49,261
MIP V Waste Holdings LLC, Term Loan,
12/08/28
(b)(p)
............... 25 24,906
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(d)(p)(q)
...... 208 201,241
Organon & Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.50%
,
 06/02/28
(b)
........... 62 61,720
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)(d)
.... 54 53,190
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... 62 61,098
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 33 32,557
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)
........... 14 14,158
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 63 62,468
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 03/13/28
(b)
........... 155 154,068
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
89 89,176
Proofpoint , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 08/31/28
(b)
........... 19 18,907
RealPage , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 53 52,678
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 96 91,241
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 50 45,917

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... USD 108 $ 106,602
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 118 117,116
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(b)
........... 41 40,538
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... 64 63,806
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)
........... 83 80,107
Southwestern Energy Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.00%
,
 06/22/27
(b)
........... 7 7,004
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 06/08/28
(b)
20 19,770
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(b)
........... 112 111,364
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.69%
,
 03/05/27
(b)
..... 66 64,923
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 29 28,710
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)
.... 107 106,615
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.00%),
3.50%
,
 04/16/28
(b)
........... 51 50,468
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 79 77,693
UKG Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 05/04/26
(b)
........... 35 34,531
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/15/26
(b)
20 19,919
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(p)
.......... 35 34,913
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 10/04/28
(b)(d)
.... 15 14,981
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.10%
,
 02/28/27
(b)
........... 47 46,479
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 133 132,675
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 28 27,783
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 48 48,300
Security
Par (000)
Par (000) Value
United States (continued)
Zurn LLC, 1st Lien Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 10/04/28
(b)
........... USD 6 $ 5,998
5,434,762
Total Floating Rate Loan Interests — 3.9%
(Cost: $7,464,656) .............................. 7,453,586
Foreign Agency Obligations — 0.2%
Indonesia — 0.1%
Pertamina Persero PT, 5.63%
,
05/20/43
(c)
................ 200 235,037
Pakistan — 0.1%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
.... 200 193,438
Total Foreign Agency Obligations — 0.2%
(Cost: $441,996) ................................ 428,475
Foreign Government Obligations — 1.9%
Argentina — 0.1%
Argentine Republic
1.00%, 07/09/29 ............ 30 10,703
0.50%, 07/09/30
(o)
........... 295 104,161
1.13%, 07/09/35
(o)
........... 331 106,647
2.00%, 01/09/38
(o)
........... 119 45,377
266,888
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 116 203,506
Canada — 0.5%
Canada Government Bond, 0.50%
,
09/01/25 ................. CAD 1,255 968,482
China — 0.3%
People's Republic of China, 2.68%
,
05/21/30 ................. CNY 3,310 512,431
Indonesia — 0.1%
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 3.38%
,
02/05/30
(c)
................ USD 200 203,975
Japan — 0.4%
Japan Government Bond, 0.70%
,
09/20/51 ................. JPY 81,000 705,396
Spain — 0.4%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 466 798,507
Total Foreign Government Obligations — 1.9%
(Cost: $3,946,182) .............................. 3,659,185
Shares
Shares
Investment Companies — 4.0%
Consumer Discretionary Select Sector
SPDR Fund ............... 862 176,227
Financial Select Sector SPDR Fund . 5,792 226,178
Health Care Select Sector SPDR Fund
(f)
1,533 215,984
Industrial Select Sector SPDR Fund
(f)
3,689 390,333
Invesco Senior Loan ETF
(f)
....... 13,525 298,903
iShares China Large-Cap ETF
(r)
.... 3,603 131,798

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Investment Companies (continued)
iShares iBoxx $ High Yield Corporate
Bond ETF
(r)
................ 1,131 $ 98,408
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(r)
........ 293 38,828
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(r)
.......... 16,183 1,764,918
iShares Latin America 40 ETF
(r)
.... 2,948 69,160
iShares MSCI Brazil ETF
(f)(r)
....... 3,320 93,192
iShares MSCI Emerging Markets ETF
(f)
(r)
....................... 429 20,957
iShares Nasdaq Biotechnology ETF
(f)(r)
153 23,351
iShares S&P 500 Value ETF
(r)
..... 1,761 275,825
KraneShares Bosera MSCI China A
ETF
(f)
.................... 1,304 56,619
KraneShares CSI China Internet ETF
(f)
4,285 156,360
SPDR Blackstone Senior Loan ETF . 2,338 106,683
SPDR Bloomberg Barclays High Yield
Bond ETF
(f)
................ 284 30,834
SPDR Gold Shares
( i )
............ 2,388 408,253
SPDR S&P 500 ETF Trust ........ 6,200 2,944,752
United States Oil Fund LP
( i )
....... 1,587 86,269
VanEck Vectors Semiconductor ETF
(f)
221 68,243
Total Investment Companies — 4.0%
(Cost: $7,521,131) .............................. 7,682,075
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 2.3%
Collateralized Mortgage Obligations — 0.6%
United States — 0.6%
(a)(b)
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1,
(SOFR30A + 3.10%), 3.15%,
10/25/41 ................. USD 30 30,350
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.05%,
12/25/50 ............... 17 17,467
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.55%,
10/25/33 ............... 49 51,099
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.05%,
08/25/33 ............... 32 32,404
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.05%,
08/25/33 ............... 20 20,445
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.45%,
08/25/33 ............... 18 18,490
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.05%,
08/25/33 ............... 17 18,587
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B1, (SOFR30A + 3.65%),
3.70%, 11/25/41 ............ 51 51,469
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series
2021-DNA6, Class B1, (SOFR30A +
3.40%), 3.45%, 10/25/41 ....... USD 51 $ 51,320
JP Morgan Mortgage Trust
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 232 233,857
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 76,067
JPMorgan Mortgage Trust, Series 2021-
INV5, Class A2A, 2.50%, 12/25/51 580 580,171
1,181,726
Commercial Mortgage-Backed Securities — 1.7%
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (SOFR30A + 3.37%), 3.42%,
12/15/34
(a)(b)
............... 100 100,306
United States — 1.6%
BANK
Series 2017-BNK8, Class B, 3.93%,
11/15/50
(b)
.............. 13 13,385
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 18,887
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.21%,
04/15/36 ............... 27 26,805
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.46%,
04/15/36 ............... 37 36,733
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.71%,
04/15/36 ............... 33 32,751
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/36 ............... 37 36,721
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 3.01%,
04/15/36 ............... 24 23,857
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.91%,
04/15/36 ............... 39 38,924
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 5.01%,
04/15/36 ............... 18 17,965
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 46,919
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.76%,
10/15/36 ............... 85 84,095
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 2.28%,
10/15/36 ............... 109 107,633
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 2.92%,
12/15/28 ............... 100 99,970
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.91%,
05/15/38 ............... 100 99,077

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 2.35%,
10/15/38 ............... USD 122 $ 121,361
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 65,856
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 88,150
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 2.35%,
10/15/36 ............... 100 99,438
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 2.36%,
01/15/34 ............... 20 19,847
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
01/15/34 ............... 40 39,849
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.91%, 06/15/38 .......... 107 105,729
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 10,556
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class D, 5.09%,
03/10/47
(a)(b)
............. 10 10,403
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 16 18,399
Commercial Mortgage Trust
Series 2014-CR17, Class C, 4.78%,
05/10/47
(b)
.............. 15 15,819
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 32 33,218
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.46%, 12/15/31
(a)(b)
13 12,556
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.65%,
11/15/48
(b)
.............. 10 10,488
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 94 96,136
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 2.10%, 05/15/35
(a)(b)
93 91,940
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.36%,
07/15/38 ............... 203 202,944
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.96%,
07/15/38 ............... 101 101,472
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 3.04%,
11/15/36
(a)(b)
............... 100 99,989
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 36,522
JP Morgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.56%,
04/15/38 ............... 60 59,886
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.06%,
04/15/38 ............... 60 59,927
Security
Par (000)
Par (000) Value
United States (continued)
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... USD 35 $ 39,140
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2018-WPT, Class DFX, 5.35%,
07/05/33
(a)
................ 18 18,046
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.46%, 03/15/38
(a)(b)
.... 117 116,701
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 4.11%,
11/15/38 ............... 122 120,431
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
5.36%, 11/15/38 .......... 131 129,700
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/38 ............... 156 155,743
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.71%,
04/15/38 ............... 106 105,737
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.34%,
05/15/48
(b)
.............. 10 10,293
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 29,235
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............. 17 18,664
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 29,644
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 2.72%,
11/15/38 ............... 100 99,213
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 2.72%,
11/15/36 ............... 100 99,499
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
2.03%, 07/15/36
(a)(b)
.......... 25 24,811
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 10,474
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.05%, 08/10/49
(a)(b)
.......... 14 14,143
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 31,638
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 10,804
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 26,384
3,174,507
3,274,813

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
Benchmark Mortgage Trust, Series
2021-B25, Class XA, 1.11%,
04/15/54
(b)
................ USD 159 $ 13,071
Total Non-Agency Mortgage-Backed Securities — 2.3%
(Cost: $4,478,640) .............................. 4,469,610
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(d)(s)
.............. 166 191,853
Total Other Interests - 0.1%
(Cost: $167,154) .................................. 191,853
Par (000)
Pa r (000)
Preferred Securities — 3.0%
Capital Trusts — 0.2%
United States — 0.2%
(b)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70%
(n)
.................. 28 29,050
Bank of America Corp., Series JJ ,
(LIBOR USD 3 Month + 3.29%),
5.12%
(n)
.................. 27 28,249
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00%
(n)
............ 28 28,560
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70%
(n)
............ 28 28,285
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38%
(n)
.................. 29 30,380
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(n)
....... 25 28,500
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80%
(n)
....... 29 28,855
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60%
(n)
...... 28 28,735
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.73%
(n)
..... 84 84,043
Prudential Financial, Inc.
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 44 45,782
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 64 65,410
USB Capital IX , (LIBOR USD 3 Month +
1.02%), 3.50%
(n)
............ 31 29,854
Security
Par (000)
Par (000) Value
United States (continued)
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(n)
...... USD 20 $ 20,258
475,961
Total Capital Trusts — 0.2%
(Cost: $475,738) ................................ 475,961
Shares
Shares
Preferred Stocks — 2.7%
Brazil — 0.1%
Banco Bradesco SA (Preference) ... 6,716 23,283
Itau Unibanco Holding SA (Preference) 1,052 3,965
Neon Payments Ltd.
(d)
........... 319 130,701
Petroleo Brasileiro SA (Preference) .. 2,802 14,234
172,183
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $272,511)
(d)(g)
..... 2,487 406,749
Germany — 0.3%
Caresyntax , Inc.
(d)
............. 296 44,379
Henkel AG & Co. KGaA (Preference) 41 3,309
Porsche Automobil Holding SE
(Preference) ............... 897 84,688
Volkswagen AG (Preference) ...... 1,202 241,462
Volocopter Gmbh , (Acquired 03/03/21,
cost $159,412)
(d)(g)
........... 30 176,264
550,102
India — 0.0%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,122)
(d)
(g)
...................... 32 100,615
Jersey, Channel Islands — 0.1%
Loadsmart , Inc., Series C (Acquired
10/05/20, cost $85,987)
(d)(g)
..... 10,057 140,396
United States — 2.0%
10X Future Technologies Holding Ltd.,
(Acquired 05/13/21, cost $183,387)
(d)
(g)
...................... 4,842 151,395
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(k)
............. 277 288,831
Aptiv plc, Series A, 5.50%
(k)
....... 1,083 199,369
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 4,094 215,958
Boston Scientific Corp., Series A,
5.50% ................... 713 81,753
Breeze Aviation Group, Inc., Series B
(Acquired 07/30/21, cost $127,466)
(d)
(g)
...................... 236 119,952
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(d)(g)
............ 2,891 71,147
Databricks , Inc., Series F (Acquired
10/22/19, cost $88,431)
(d)(g)
..... 2,059 416,783
Databricks , Inc., Series G (Acquired
02/01/21, cost $102,873)
(d)(g)
.... 580 117,404
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710)
(d)(g)
..... 14,760 93,283
Dream Finders Homes, Inc., 9.00%
(d)
285 282,150
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(d)(g)
..... 10,664 57,906

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(d)(g)
............... 2,103 $ 136,190
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$19,766)
(d)(g)
............... 318 20,594
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $127,944)
(d)(g)
.... 46,081 116,585
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $51,112)
(d)(g)
..... 21,089 52,933
JumpCloud , Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(d)(g)
..... 51,330 297,714
JumpCloud , Inc., Series F (Acquired
09/03/21, cost $20,218)
(d)(e)(g)
.... 3,376 19,581
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(d)
(g)
...................... 21,278 234,484
MNTN Digital, Series D (Acquired
11/05/21, cost $54,841)
(d)(e)(g)
.... 2,388 54,841
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $48,256)
(d)(g)
..... 7,024 53,593
Noodle Partners, Inc., Series C
(Acquired 08/26/21, cost $73,361)
(d)
(g)
...................... 8,220 66,829
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $40,179)
(d)(g)
..... 1,532 39,970
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(d)
(g)
...................... 3,017 69,693
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(d)
(g)
...................... 1,720 186,379
SambaNova Systems, Inc., Series D
(Acquired 04/09/21, cost $52,640)
(d)
(g)
...................... 554 60,031
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(d)(g)
..... 1,894 27,122
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(g)
............... 12,134 68,072
Verge Genomics, Series B (Acquired
11/05/21, cost $65,877)
(d)(e)(g)
.... 12,367 65,792
Wells Fargo & Co., Series L, 7.50%
(k)(n)
46 68,564
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(d)
(g)
...................... 4,463 67,570
3,802,468
Total Preferred Stocks — 2.7%
(Cost: $4,233,958) .............................. 5,172,513
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.50%, 10/30/40
(b)
5,096 142,178
Total Trust Preferreds — 0.1%
(Cost: $140,435) ................................ 142,178
Total Preferred Securities — 3.0%
(Cost: $4,850,131) .............................. 5,790,652
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.71%, 09/25/30
(b)
........... USD 17 $ 19,469
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 100 8,479
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.52% ,  03/25/53 ........ 279 29,919
Series K109, Class X1,
1.58% ,  04/25/30 ........ 118 13,273
Series K110, Class X1,
1.70% ,  04/25/30 ........ 100 11,907
Series K116, Class X1,
1.43% ,  07/25/30 ........ 100 10,295
Series K120, Class X1,
1.04% ,  10/25/30 ........ 396 30,706
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 464 23,012
127,591
Total U.S. Government Sponsored Agency Securities
—
0.1%
(Cost: $147,284) ................................ 147,060
U.S. Treasury Obligations — 3.2%
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 362 350,486
2.00%, 08/15/51 ............ 516 526,201
1.88%, 11/15/51 ............ 246 243,742
U.S. Treasury Notes
0.13%, 11/30/22
( i )
............ 4,608 4,597,959
1.38%, 11/15/31 ............ 503 496,338
Total U.S. Treasury Obligations — 3.2%
(Cost: $6,196,612) .............................. 6,214,726
Shares
Shares
Warrants — 0.0%
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 1,945 2,214
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(e)
.................. 375 416
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 36 40

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(e)
.................. 1,164 $ 2,549
United States — 0.0%
(e)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.00) ................... 511 1,313
Austerlitz Acquisition Corp. I (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 02/19/26, Strike
Price USD 11.50) ............ 1,558 1,636
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 4,747
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 1,102
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 963 1,888
EVgo , Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 2,995
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 938 448
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 11.50)
(d)
.......... 3,104 4,004
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 840 1,541
Lightning eMotors , Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 4,833
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 1,681 1,799
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 2,017 2,017
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 780 936
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 1,924 3,906
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 718 522
Security
Shares
Shares Value
United States (continued)
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 510 $ 423
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 1,160 2,158
36,268
Total Warrants — 0.0%
(Cost: $45,181) ................................ 41,487
Total Long-Term Investments — 95.1%
(Cost: $153,616,017) ............................. 182,980,720
Short-Term Securities — 6.9%
Par (000)
Pa r (000)
Foreign Government Obligations — 0.3%
(t)
Brazil - 0.3%
Federative Republic of Brazil Treasury
Bills, 7.59%
,
07/01/24 ......... BRL 4 613,493
Total Foreign Government Obligations — 0.3%
(Cost: $702,350) ................................ 613,493
Shares
Shares
Money Market Funds — 6.4%
(r)(u)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 8,690,749 8,690,749
SL Liquidity Series, LLC, Money Market
Series, 0.15%
(v)
............. 3,723,782 3,724,155
Total Money Market Funds — 6.4%
(Cost: $12,414,904) .............................. 12,414,904
Par (000)
Pa r (000)
Time Deposits — 0.2%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., (0.33)%, 01/04/22 ... AUD 47 34,195
Canada — 0.0%
Royal Bank of Canada,
0.01%, 01/04/22 ............ CAD 50 39,584
Denmark — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/03/22 ............ DKK 24 3,704
Europe — 0.1%
Citibank NA, (0.97)%, 01/03/22 .... EUR 33 37,695
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.34)%, 01/04/22 ........... JPY 500 4,347
United Kingdom — 0.0%
Citibank NA, 0.01%, 01/04/22 ..... GBP 10 12,865

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States — 0.1%
Royal Bank of Canada,
0.08%, 01/03/22 ............ USD 163 $ 162,845
Total Time Deposits — 0.2%
(Cost: $295,235) ................................ 295,235
Total Short-Term Securities — 6.9%
(Cost: $13,412,489) .............................. 13,323,632
Total Options Purchased — 0.3%
(Cost: $917,947 ) ................................ 632,325
Total Investments Before Options Written and Investments Sold
Short — 102.3%
(Cost: $167,946,453) ............................. 196,936,677
Total Options Written — (0.2)%
(Premiums Received — $591,214) ................... (381,941)
Security
Shares
Shares Value
Investments Sold Short — (0.1)%
Common Stocks — (0.1)%
United States — (0.1)%
JM Smucker Co. (The) .......... 412 $ (55,958)
Walgreens Boots Alliance, Inc. ..... 3,477 (181,360)
(237,318)
Total Common Stocks — (0.1)%
(Proceeds: $196,056) ............................ (237,318)
Total Investments Sold Short — (0.1)%
(Proceeds: $196,056 ) ............................ (237,318)
Total Investments Net of Options Written and Investments Sold
Short — 102.0%
(Cost: $167,159,183) ............................. 196,317,418
Liabilities in Excess of Other Assets — (2.0)% ............ (3,817,724)
Net Assets — 100.0% .............................. $ 192,499,694
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,867,492, representing 3.57% of its net assets as of period end, and an original cost of $5,244,600.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Fixed rate.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 110,670 $ 8,580,079 $ — $ — $ — $ 8,690,749 8,690,749 $ 267 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,400,603 — (2,674,680) (1,768) — 3,724,155 3,723,782 32,150
(b)
—
iShares China Large-Cap ETF .. 252,719 132,144 (210,180) (5,476) (37,409) 131,798 3,603 2,113 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 2,408,432 — (2,286,889) 56,859 (79,994) 98,408 1,131 30,040 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 1,062,634 336,922 (1,323,656) (14,572) (22,500) 38,828 293 4,862 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 2,370,707 3,928,664 (4,415,209) (69,207) (50,037) 1,764,918 16,183 101,425 —
iShares Latin America 40 ETF .. 129,140 — (39,044) 2,741 (23,677) 69,160 2,948 5,857 —
iShares MSCI Brazil ETF ..... 97,012 97,698 (57,693) 5,649 (49,474) 93,192 3,320 9,718 —
iShares MSCI Emerging Markets
ETF .................. 33,120 — (11,199) 1,737 (2,701) 20,957 429 418 —
iShares MSCI Japan ETF
(c)
.... — 115,242 (123,112) 7,870 — — — — —
iShares Nasdaq Biotechnology
ETF .................. 34,691 — (11,293) 2,660 (2,707) 23,351 153 59 —
iShares Russell 2000 ETF
(c)
.... 2,452,907 311,303 (2,947,808) 408,289 (224,691) — — 2,419 —
iShares S&P 500 Value ETF ... 225,443 — — — 50,382 275,825 1,761 4,989 —
$ 394,782 $ (442,808) $ 14,931,341 $ 194,317 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 13 03/08/22 $ 2,176 $ (43,437)
Euro-Bund .............................................................. 18 03/08/22 3,512 (59,859)
Japan 10 Year Bond ........................................................ 2 03/14/22 2,636 (6,260)
Australia 10 Year Bond ...................................................... 27 03/15/22 2,734 1,926
MSCI Emerging Markets E-Mini Index ............................................ 5 03/18/22 307 (3,254)
Russell 2000 E-Mini Index .................................................... 19 03/18/22 2,131 32,240
U.S. Treasury 10 Year Note ................................................... 50 03/22/22 6,516 52,110
U.S. Treasury Long Bond .................................................... 5 03/22/22 800 8,391
U.S. Treasury 5 Year Note .................................................... 187 03/31/22 22,605 65,035
46,892
Short Contracts
Euro- Buxl ............................................................... 4 03/08/22 941 50,233
EURO STOXX 50 Index ..................................................... 11 03/18/22 535 (11,684)
NASDAQ 100 E-Mini Index ................................................... 15 03/18/22 4,896 2,789
S&P 500 E-Mini Index ...................................................... 63 03/18/22 14,989 (210,736)
U.S. Treasury 10 Year Ultra Note ............................................... 75 03/22/22 10,958 (75,318)
U.S. Treasury Ultra Bond .................................................... 2 03/22/22 392 2,929
Long Gilt ............................................................... 6 03/29/22 1,014 (3,974)
U.S. Treasury 2 Year Note .................................................... 28 03/31/22 6,108 12,996
(232,765)
$ (185,873)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 53,887,681 EUR 411,000 Morgan Stanley & Co. International plc 01/13/22 $ 490
JPY 90,489,577 EUR 683,000 Morgan Stanley & Co. International plc 01/20/22 8,909
MXN 8,677,000 USD 422,278 Goldman Sachs International 01/20/22 345
USD 293,189 EUR 252,000 Bank of America NA 01/20/22 6,194
USD 2,286,151 EUR 1,963,828 BNP Paribas SA 01/20/22 49,604
USD 416,494 EUR 358,387 Morgan Stanley & Co. International plc 01/20/22 8,337
USD 480,890 JPY 54,597,391 Citibank NA 01/20/22 6,195
USD 314,835 JPY 35,782,609 JPMorgan Chase Bank NA 01/20/22 3,724
USD 475,978 NOK 3,994,000 Deutsche Bank AG 01/20/22 22,587
CNY 911,398 USD 141,916 Citibank NA 01/27/22 1,217
IDR 2,850,139,000 USD 199,157 HSBC Bank plc 01/27/22 1,108
USD 777,195 HKD 6,046,942 UBS AG 01/27/22 1,670
EUR 250,420 USD 282,368 Barclays Bank plc 02/03/22 2,912
USD 290,727 EUR 250,420 Morgan Stanley & Co. International plc 02/03/22 5,447
USD 780,346 HKD 6,077,880 HSBC Bank plc 02/10/22 833
USD 286,383 JPY 32,722,289 HSBC Bank plc 02/10/22 1,832
CNY 5,875,769 USD 917,119 Citibank NA 02/11/22 4,723
AUD 523,656 USD 374,524 Morgan Stanley & Co. International plc 03/03/22 6,513
USD 518,913 SEK 4,681,667 Morgan Stanley & Co. International plc 03/03/22 581
EUR 425,765 USD 479,875 Citibank NA 03/10/22 5,492
EUR 412,572 USD 464,954 Citibank NA 03/16/22 5,442
BRL 1,612,559 USD 282,553 Morgan Stanley & Co. International plc 03/17/22 1,884
CAD 430,920 USD 335,162 UBS AG 03/17/22 5,449
EUR 3,596,963 USD 4,073,956 BNP Paribas SA 03/17/22 27,242
EUR 10,227 USD 11,584 UBS AG 03/17/22 77
GBP 287,688 EUR 336,960 Bank of America NA 03/17/22 5,080
GBP 366,128 USD 485,850 Barclays Bank plc 03/17/22 9,565
GBP 292,905 USD 387,307 HSBC Bank plc 03/17/22 9,029

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 652,274 USD 736,149 UBS AG 03/24/22 $ 7,691
210,172
USD 771,849 CNY 5,011,000 JPMorgan Chase Bank NA 01/06/22 (16,284)
USD 696,627 CNY 4,520,751 UBS AG 01/13/22 (14,129)
CAD 611,000 USD 492,939 Goldman Sachs International 01/20/22 (9,923)
CAD 610,000 USD 493,591 Morgan Stanley & Co. International plc 01/20/22 (11,366)
GBP 496,000 USD 684,259 Deutsche Bank AG 01/20/22 (12,923)
JPY 45,090,000 USD 394,845 Citibank NA 01/20/22 (2,812)
JPY 45,290,000 USD 396,850 Goldman Sachs International 01/20/22 (3,080)
USD 141,543 CNY 911,398 UBS AG 01/27/22 (1,590)
NOK 4,279,790 CHF 457,688 Bank of America NA 02/03/22 (16,977)
EUR 464,105 USD 539,177 Deutsche Bank AG 02/10/22 (10,396)
JPY 75,961,833 USD 673,554 UBS AG 02/10/22 (12,996)
USD 911,078 CNY 5,875,769 BNP Paribas SA 02/11/22 (10,765)
AUD 622,000 USD 455,090 Bank of America NA 02/17/22 (2,501)
AUD 524,906 USD 382,284 Goldman Sachs International 02/17/22 (344)
JPY 67,469,000 USD 589,526 Bank of America NA 02/17/22 (2,792)
NOK 2,643,372 CHF 279,226 Deutsche Bank AG 02/17/22 (6,865)
KRW 877,779,000 USD 740,248 Citibank NA 02/24/22 (3,067)
USD 295,392 INR 22,274,953 BNP Paribas SA 03/03/22 (1,746)
USD 343,756 BRL 1,978,145 HSBC Bank plc 03/08/22 (6,097)
JPY 385,067,373 USD 3,393,537 Deutsche Bank AG 03/10/22 (44,272)
USD 381,602 INR 29,002,884 Citibank NA 03/10/22 (4,849)
USD 374,952 NZD 555,500 Morgan Stanley & Co. International plc 03/10/22 (5,128)
USD 466,760 SEK 4,236,823 Bank of America NA 03/10/22 (2,354)
USD 374,191 EUR 330,044 Citibank NA 03/16/22 (2,110)
JPY 613,152,323 USD 5,398,727 JPMorgan Chase Bank NA 03/17/22 (65,134)
RUB 17,881,186 USD 238,305 Citibank NA 03/17/22 (2,981)
USD 886,525 CNY 5,684,400 Deutsche Bank AG 03/17/22 (3,451)
USD 112,431 INR 8,588,826 Barclays Bank plc 03/17/22 (1,865)
(278,797)
$ (68,625)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Bank of America NA 04/18/22 RUB 66.00 RUB 66.00 USD 29 $ 1,329
Put
USD Currency ............... One-Touch Citibank NA 02/21/22 RUB 68.00 RUB 68.00 USD 39 680
$ 2,009
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 60 01/07/22 USD 472.00 USD 2,850 $ 30,270
SPDR S&P 500 ETF Trust ...................... 63 01/14/22 USD 475.00 USD 2,992 29,201
Alcoa Corp. ............................... 18 01/21/22 USD 50.00 USD 107 18,270
Alcoa Corp. ............................... 34 01/21/22 USD 55.00 USD 203 20,740
Alibaba Group Holding Ltd. ..................... 11 01/21/22 USD 190.00 USD 131 88
Amazon.com, Inc. ........................... 1 01/21/22 USD 3,900.00 USD 333 180
Atlassian Corp. plc ........................... 2 01/21/22 USD 470.00 USD 76 140
Autodesk, Inc. .............................. 6 01/21/22 USD 310.00 USD 169 306

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Barclays plc ............................... 28 01/21/22 GBP 2.05 GBP 52 $ 190
BP plc ................................... 30 01/21/22 USD 27.00 USD 80 1,380
BP plc ................................... 34 01/21/22 USD 32.00 USD 91 51
BP plc ................................... 50 01/21/22 USD 31.00 USD 133 150
Caesars Entertainment, Inc. .................... 6 01/21/22 USD 100.00 USD 56 975
CF Industries Holdings, Inc. ..................... 10 01/21/22 USD 65.00 USD 71 6,300
Comcast Corp. ............................. 12 01/21/22 USD 57.50 USD 60 24
Comcast Corp. ............................. 19 01/21/22 USD 55.00 USD 96 124
Daimler AG ................................ 5 01/21/22 EUR 95.00 EUR 34 48
Deere & Co. ............................... 2 01/21/22 USD 380.00 USD 69 67
Devon Energy Corp. .......................... 8 01/21/22 USD 44.00 USD 35 1,532
Devon Energy Corp. .......................... 21 01/21/22 USD 46.00 USD 93 2,310
Devon Energy Corp. .......................... 76 01/21/22 USD 40.00 USD 335 35,340
Diamondback Energy, Inc. ...................... 9 01/21/22 USD 115.00 USD 97 1,778
Dick's Sporting Goods, Inc. ..................... 15 01/21/22 USD 140.00 USD 172 788
DR Horton, Inc. ............................. 13 01/21/22 USD 105.00 USD 141 6,338
Eli Lilly & Co. .............................. 8 01/21/22 USD 275.00 USD 221 5,896
Energy Transfer LP .......................... 61 01/21/22 USD 10.00 USD 50 153
Exxon Mobil Corp. ........................... 12 01/21/22 USD 62.50 USD 73 912
FedEx Corp. ............................... 4 01/21/22 USD 280.00 USD 103 182
Ford Motor Co. ............................. 70 01/21/22 USD 22.00 USD 145 2,485
Freeport-McMoRan, Inc. ....................... 51 01/21/22 USD 41.00 USD 213 9,486
Generac Holdings, Inc. ........................ 1 01/21/22 USD 440.00 USD 35 48
General Motors Co. .......................... 17 01/21/22 USD 65.00 USD 100 485
Global Payments, Inc. ........................ 12 01/21/22 USD 170.00 USD 162 330
Hilton Worldwide Holdings, Inc. .................. 6 01/21/22 USD 140.00 USD 94 9,420
iShares MSCI Emerging Markets ETF .............. 105 01/21/22 USD 54.00 USD 513 158
Lions Gate Entertainment Corp. .................. 3 01/21/22 USD 19.00 USD 5 68
Lloyds Banking Group plc ...................... 257 01/21/22 GBP 0.52 GBP 123 1,739
MongoDB, Inc. ............................. 2 01/21/22 USD 610.00 USD 106 535
O'Reilly Automotive, Inc. ....................... 1 01/21/22 USD 660.00 USD 71 4,930
Ovintiv , Inc. ................................ 22 01/21/22 USD 38.00 USD 74 880
Pandora A/S ............................... 2 01/21/22 DKK 964.81 DKK 165 47
Pandora A/S ............................... 4 01/21/22 DKK 934.97 DKK 329 93
Pandora A/S ............................... 5 01/21/22 DKK 875.29 DKK 412 317
Royal Dutch Shell plc ......................... 76 01/21/22 EUR 22.00 EUR 147 130
Sabre Corp. ............................... 4 01/21/22 USD 12.00 USD 3 10
salesforce.com, Inc. .......................... 4 01/21/22 USD 290.00 USD 102 94
Societe Generale SA ......................... 30 01/21/22 EUR 30.00 EUR 91 2,681
SPDR S&P 500 ETF Trust ...................... 63 01/21/22 USD 468.00 USD 2,992 68,261
SPDR S&P 500 ETF Trust ...................... 76 01/21/22 USD 470.00 USD 3,610 70,300
SPDR S&P Biotech ETF ....................... 20 01/21/22 USD 134.00 USD 224 210
SPDR S&P Biotech ETF ....................... 24 01/21/22 USD 135.00 USD 269 288
Tesla, Inc. ................................. 2 01/21/22 USD 1,200.00 USD 211 3,360
Uber Technologies, Inc. ....................... 71 01/21/22 USD 50.00 USD 298 1,172
Zscaler , Inc. ............................... 3 01/21/22 USD 370.00 USD 96 288
Alphabet, Inc. .............................. 1 02/18/22 USD 3,200.00 USD 289 1,810
ARK Innovation ETF ......................... 23 02/18/22 USD 97.00 USD 218 10,235
Ford Motor Co. ............................. 83 02/18/22 USD 22.00 USD 172 7,470
Generac Holdings, Inc. ........................ 1 02/18/22 USD 390.00 USD 35 905
iShares China Large-Cap ETF ................... 100 02/18/22 USD 39.00 USD 366 4,750
iShares China Large-Cap ETF ................... 179 02/18/22 USD 44.00 USD 655 985
Micron Technology, Inc. ....................... 11 02/18/22 USD 90.00 USD 102 7,288
Microsoft Corp. ............................. 6 02/18/22 USD 350.00 USD 202 3,645
Microsoft Corp. ............................. 13 02/18/22 USD 340.00 USD 437 13,423
Xerox Holdings Corp. ......................... 5 02/18/22 USD 25.00 USD 11 225
Dexcom , Inc. .............................. 2 03/18/22 USD 600.00 USD 107 3,650
BP plc ................................... 99 04/14/22 USD 32.00 USD 264 2,178
Twilio , Inc. ................................ 5 04/14/22 USD 310.00 USD 132 5,550
Western Digital Corp. ......................... 9 04/14/22 USD 80.00 USD 59 1,548
Xerox Holdings Corp. ......................... 5 04/14/22 USD 30.00 USD 11 88
General Motors Co. .......................... 35 06/17/22 USD 65.00 USD 205 12,688

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Xerox Holdings Corp. ......................... 3 07/15/22 USD 30.00 USD 7 $ 120
418,106
Put
CBOE Volatility Index ......................... 68 01/19/22 USD 22.00 USD 117 25,500
Invesco QQQ Trust 1 ......................... 1 01/21/22 USD 360.00 USD 40 66
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4 01/21/22 USD 85.00 USD 35 44
iShares iBoxx $ High Yield Corporate Bond ETF ....... 102 01/21/22 USD 82.00 USD 888 408
iShares iBoxx $ High Yield Corporate Bond ETF ....... 204 01/21/22 USD 84.00 USD 1,775 1,632
iShares Russell 2000 ETF ...................... 3 01/21/22 USD 195.00 USD 67 92
salesforce.com, Inc. .......................... 4 01/21/22 USD 280.00 USD 102 10,550
Invesco QQQ Trust 1 ......................... 2 02/18/22 USD 350.00 USD 80 444
Invesco QQQ Trust 1 ......................... 3 02/18/22 USD 325.00 USD 119 305
iShares iBoxx $ High Yield Corporate Bond ETF ....... 3 02/18/22 USD 84.00 USD 26 83
iShares Russell 2000 ETF ...................... 2 02/18/22 USD 190.00 USD 44 210
iShares Russell 2000 ETF ...................... 6 02/18/22 USD 205.00 USD 133 1,410
U.S. Treasury 10 Year Note ..................... 1 02/18/22 USD 129.00 USD 100 406
U.S. Treasury 10 Year Note ..................... 37 02/18/22 USD 129.50 USD 3,700 20,234
American Airlines Group, Inc. .................... 6 03/18/22 USD 10.00 USD 11 42
United Airlines Holdings, Inc. .................... 3 03/18/22 USD 25.00 USD 13 57
Invesco Senior Loan ETF ...................... 16 04/14/22 USD 20.00 USD 35 120
Pitney Bowes, Inc. ........................... 2 04/14/22 USD 6.00 USD 1 95
61,698
$ 479,804
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 1,672 01/21/22 USD 205.00 USD 304 $ 1,024
Royal Dutch Shell plc ...... Nomura International plc 3,457 01/21/22 USD 45.00 USD 150 1,210
Vodafone Group plc ....... Goldman Sachs International 61,155 01/21/22 GBP 1.20 GBP 69 414
EURO STOXX 50 Index .... Credit Suisse International 63 03/18/22 EUR 4,600.00 EUR 271 1,054
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 127 03/18/22 EUR 730.00 EUR 92 2,413
USD Currency ........... Citibank NA — 03/29/22 CNH 6.75 USD 970 699
USD Currency ........... Citibank NA — 03/29/22 CNH 6.45 USD 970 4,975
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 3,043 04/14/22 USD 210.00 USD 553 15,453
Royal Dutch Shell plc ...... Citibank NA 6,050 04/14/22 USD 50.00 USD 263 2,874
Amazon.com, Inc. ........ Citibank NA 76 06/17/22 USD 4,150.00 USD 253 3,445
EssilorLuxottica SA ....... Goldman Sachs International 941 06/17/22 EUR 200.00 EUR 176 6,379
EURO STOXX 50 Index .... Credit Suisse International 63 06/17/22 EUR 4,650.00 EUR 271 2,449
EssilorLuxottica SA ....... JPMorgan Chase Bank NA 564 09/16/22 EUR 200.00 EUR 106 5,258
47,647
Put
EUR Currency ........... Deutsche Bank AG — 01/06/22 USD 1.13 EUR 5,277 1,048
S&P 500 Index .......... Citibank NA 80 01/21/22 USD 4,571.55 USD 381 1,314
EUR Currency ........... BNP Paribas SA — 03/17/22 USD 1.13 EUR 1,274 7,627
9,989
$ 57,636

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.37.V1 Quarterly
JPMorgan Chase
Bank NA 01/19/22 USD 70.00 USD 635 $ 54
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
JPMorgan Chase
Bank NA 02/16/22 USD 104.00 USD 55 101
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly Bank of America NA 01/19/22 USD 106.00 USD 40 32
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly Bank of America NA 01/19/22 USD 106.00 USD 75 61
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 01/19/22 USD 106.00 USD 115 93
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Morgan Stanley
& Co.
International
plc 01/19/22 USD 106.00 USD 90 73
$ 414
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual
Morgan Stanley & Co.
International plc 04/14/22 1.50 % USD 1,453 $ 25,741
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 767 20,022
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 813 4,238
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 USD 778 22,370
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 328 10,256
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 10,341 8,500
91,127
Put
30-Year Interest Rate Swap
(a)
1.96% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/19/22 1.96 USD 783 1,335
$ 92,462
(a)
Forward settling swaption.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
S&P 500 Index ....... Down and In Citibank NA 80 01/21/22 USD 4,114.40 USD 3,657.24 USD — $ (79)
EURO STOXX 50 Index . Down and In
Credit Suisse
International 95 06/17/22 EUR 3,400.00 EUR 3,000.00 EUR — (5,382)
$ (5,461)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 40 01/07/22 USD 480.00 USD 1,900 $ (3,360)
Abbott Laboratories ........................... 10 01/21/22 USD 146.00 USD 141 (735)
Alcoa Corp. ................................ 21 01/21/22 USD 65.00 USD 125 (3,098)
Alibaba Group Holding Ltd. ...................... 11 01/21/22 USD 215.00 USD 131 (28)
Amazon.com, Inc. ............................ 1 01/21/22 USD 4,250.00 USD 333 (54)
Apple, Inc. ................................. 64 01/21/22 USD 195.00 USD 1,136 (2,336)
Atlassian Corp. plc ............................ 2 01/21/22 USD 520.00 USD 76 (235)
Autodesk, Inc. ............................... 6 01/21/22 USD 330.00 USD 169 (117)
BP plc .................................... 30 01/21/22 USD 30.00 USD 80 (105)
Caesars Entertainment, Inc. ..................... 6 01/21/22 USD 130.00 USD 56 (78)
Capital One Financial Corp. ...................... 16 01/21/22 USD 164.40 USD 232 (240)
Costco Wholesale Corp. ........................ 7 01/21/22 USD 585.00 USD 397 (2,520)
Daimler AG ................................. 5 01/21/22 EUR 104.00 EUR 34 (68)
Devon Energy Corp. ........................... 21 01/21/22 USD 55.00 USD 93 (147)
Devon Energy Corp. ........................... 76 01/21/22 USD 50.00 USD 335 (2,394)
Diamondback Energy, Inc. ....................... 9 01/21/22 USD 140.00 USD 97 (135)
DR Horton, Inc. .............................. 11 01/21/22 USD 100.00 USD 119 (9,928)
Eli Lilly & Co. ............................... 8 01/21/22 USD 295.00 USD 221 (1,274)
Exxon Mobil Corp. ............................ 12 01/21/22 USD 70.00 USD 73 (42)
Freeport-McMoRan, Inc. ........................ 48 01/21/22 USD 46.00 USD 200 (1,176)
Freeport-McMoRan, Inc. ........................ 51 01/21/22 USD 49.00 USD 213 (306)
Global Payments, Inc. ......................... 12 01/21/22 USD 195.00 USD 162 (4,800)
iShares MSCI Emerging Markets ETF ............... 105 01/21/22 USD 57.00 USD 513 (315)
Lowe's Cos., Inc. ............................. 9 01/21/22 USD 270.00 USD 233 (1,053)
Micron Technology, Inc. ........................ 6 01/21/22 USD 92.50 USD 56 (2,055)
MongoDB, Inc. .............................. 2 01/21/22 USD 680.00 USD 106 (500)
Ovintiv , Inc. ................................. 22 01/21/22 USD 50.00 USD 74 (110)
SPDR S&P 500 ETF Trust ....................... 24 01/21/22 USD 488.00 USD 1,140 (1,860)
Tesla, Inc. .................................. 2 01/21/22 USD 1,400.00 USD 211 (700)
TJX Cos., Inc. (The) ........................... 18 01/21/22 USD 77.50 USD 137 (1,467)
Uber Technologies, Inc. ........................ 58 01/21/22 USD 60.00 USD 243 (87)
Zscaler , Inc. ................................ 3 01/21/22 USD 410.00 USD 96 (258)
Alphabet, Inc. ............................... 1 02/18/22 USD 3,400.00 USD 289 (570)
ARK Innovation ETF .......................... 23 02/18/22 USD 108.00 USD 218 (2,933)
DR Horton, Inc. .............................. 26 02/18/22 USD 115.00 USD 282 (5,824)
Ford Motor Co. .............................. 83 02/18/22 USD 27.00 USD 172 (1,245)
Home Depot, Inc. (The) ........................ 9 02/18/22 USD 440.00 USD 374 (3,443)
iShares China Large-Cap ETF .................... 100 02/18/22 USD 42.00 USD 366 (1,100)
iShares China Large-Cap ETF .................... 179 02/18/22 USD 48.00 USD 655 (1,790)
Marsh & McLennan Cos., Inc. .................... 17 02/18/22 USD 180.00 USD 295 (3,060)
McDonald's Corp. ............................ 12 02/18/22 USD 280.00 USD 322 (2,484)
Micron Technology, Inc. ........................ 11 02/18/22 USD 105.00 USD 102 (1,650)
Micron Technology, Inc. ........................ 11 02/18/22 USD 100.00 USD 102 (2,772)
Microsoft Corp. .............................. 10 02/18/22 USD 380.00 USD 336 (1,035)
Microsoft Corp. .............................. 19 02/18/22 USD 365.00 USD 639 (4,836)
NVIDIA Corp. ............................... 7 02/18/22 USD 350.00 USD 206 (3,360)
Dexcom , Inc. ............................... 3 03/18/22 USD 680.00 USD 161 (2,025)
NextEra Energy, Inc. .......................... 47 03/18/22 USD 100.00 USD 439 (4,935)
UnitedHealth Group, Inc. ........................ 2 03/18/22 USD 530.00 USD 100 (1,935)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Twilio , Inc. ................................. 5 04/14/22 USD 390.00 USD 132 $ (1,048)
General Motors Co. ........................... 35 06/17/22 USD 80.00 USD 205 (3,798)
(91,424)
Put
CBOE Volatility Index .......................... 103 01/19/22 USD 18.00 USD 177 (8,240)
Alcoa Corp. ................................ 31 01/21/22 USD 40.00 USD 185 (202)
Alibaba Group Holding Ltd. ...................... 11 01/21/22 USD 150.00 USD 131 (34,815)
Aptiv plc ................................... 6 01/21/22 USD 150.00 USD 99 (450)
Atlassian Corp. plc ............................ 2 01/21/22 USD 380.00 USD 76 (2,890)
Autodesk, Inc. ............................... 6 01/21/22 USD 270.00 USD 169 (1,965)
Barclays plc ................................ 28 01/21/22 GBP 1.70 GBP 52 (521)
Boston Scientific Corp. ......................... 24 01/21/22 USD 38.00 USD 102 (348)
BP plc .................................... 25 01/21/22 USD 25.00 USD 67 (450)
CF Industries Holdings, Inc. ...................... 10 01/21/22 USD 52.50 USD 71 (500)
Comcast Corp. .............................. 31 01/21/22 USD 50.00 USD 156 (3,038)
Deere & Co. ................................ 2 01/21/22 USD 320.00 USD 69 (315)
Devon Energy Corp. ........................... 8 01/21/22 USD 35.00 USD 35 (108)
Dick's Sporting Goods, Inc. ...................... 5 01/21/22 USD 110.00 USD 57 (1,125)
Dick's Sporting Goods, Inc. ...................... 10 01/21/22 USD 100.00 USD 115 (650)
DR Horton, Inc. .............................. 13 01/21/22 USD 90.00 USD 141 (208)
Edwards Lifesciences Corp. ..................... 9 01/21/22 USD 105.00 USD 117 (293)
Energy Transfer LP ........................... 61 01/21/22 USD 8.00 USD 50 (854)
FedEx Corp. ................................ 4 01/21/22 USD 220.00 USD 103 (46)
Generac Holdings, Inc. ......................... 1 01/21/22 USD 360.00 USD 35 (1,715)
Global Payments, Inc. ......................... 9 01/21/22 USD 135.00 USD 122 (3,465)
Intuitive Surgical, Inc. .......................... 3 01/21/22 USD 320.00 USD 108 (743)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 4 01/21/22 USD 81.00 USD 35 (12)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 102 01/21/22 USD 78.00 USD 888 (306)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 204 01/21/22 USD 80.00 USD 1,775 (612)
Lloyds Banking Group plc ....................... 257 01/21/22 GBP 0.44 GBP 123 (1,739)
Microsoft Corp. .............................. 6 01/21/22 USD 300.00 USD 202 (366)
MongoDB, Inc. .............................. 2 01/21/22 USD 490.00 USD 106 (1,690)
O'Reilly Automotive, Inc. ........................ 1 01/21/22 USD 560.00 USD 71 (410)
Pandora A/S ................................ 2 01/21/22 DKK 835.50 DKK 165 (951)
Pandora A/S ................................ 4 01/21/22 DKK 775.82 DKK 329 (574)
Pandora A/S ................................ 5 01/21/22 DKK 755.93 DKK 412 (472)
Royal Dutch Shell plc .......................... 76 01/21/22 EUR 19.00 EUR 147 (2,379)
salesforce.com, Inc. ........................... 3 01/21/22 USD 240.00 USD 76 (500)
salesforce.com, Inc. ........................... 16 01/21/22 USD 250.00 USD 407 (6,640)
Societe Generale SA .......................... 30 01/21/22 EUR 27.00 EUR 91 (324)
Uber Technologies, Inc. ........................ 13 01/21/22 USD 40.00 USD 55 (1,287)
Zscaler , Inc. ................................ 3 01/21/22 USD 290.00 USD 96 (918)
Alphabet, Inc. ............................... 1 02/18/22 USD 2,700.00 USD 289 (4,435)
Generac Holdings, Inc. ......................... 1 02/18/22 USD 300.00 USD 35 (630)
Live Nation Entertainment, Inc. ................... 9 02/18/22 USD 85.00 USD 108 (585)
Micron Technology, Inc. ........................ 11 02/18/22 USD 72.50 USD 102 (358)
salesforce.com, Inc. ........................... 11 02/18/22 USD 230.00 USD 280 (2,992)
Twilio , Inc. ................................. 4 02/18/22 USD 200.00 USD 105 (1,200)
U.S. Treasury 10 Year Note ...................... 56 02/18/22 USD 127.50 USD 5,600 (8,750)
Dexcom , Inc. ............................... 2 03/18/22 USD 580.00 USD 107 (13,190)
UnitedHealth Group, Inc. ........................ 2 03/18/22 USD 430.00 USD 100 (815)
BP plc .................................... 133 04/14/22 USD 24.00 USD 354 (9,776)
Twilio , Inc. ................................. 5 04/14/22 USD 260.00 USD 132 (12,475)
(137,327)
$ (228,751)

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 836 01/21/22 USD 225.00 USD 152 $ (37)
Royal Dutch Shell plc ......... Nomura International plc 3,457 01/21/22 USD 50.00 USD 150 (86)
Vodafone Group plc .......... Goldman Sachs International 61,155 01/21/22 GBP 1.35 GBP 69 (2)
Form er Charter Communications ,
Inc. ................... Citibank NA 300 03/18/22 USD 680.00 USD 196 (5,640)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 191 03/18/22 EUR 800.00 EUR 139 (1,351)
USD Currency .............. Citibank NA — 03/29/22 CNH 6.60 USD 1,940 (3,277)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 3,043 04/14/22 USD 240.00 USD 553 (4,146)
Royal Dutch Shell plc ......... Citibank NA 6,050 04/14/22 USD 60.00 USD 263 (165)
EssilorLuxottica SA .......... Goldman Sachs International 941 06/17/22 EUR 220.00 EUR 176 (2,037)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 564 09/16/22 EUR 225.00 EUR 106 (3,323)
(20,064)
Put
EUR Currency .............. Deutsche Bank AG — 01/06/22 USD 1.11 EUR 3,958 (18)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 1,116 01/21/22 USD 160.00 USD 203 (893)
Royal Dutch Shell plc ......... Nomura International plc 4,643 01/21/22 USD 40.00 USD 202 (813)
EUR Currency .............. BNP Paribas SA — 03/17/22 USD 1.10 EUR 1,274 (2,062)
Form er Charter Communications ,
Inc. ................... Citibank NA 300 03/18/22 USD 560.00 USD 196 (1,815)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 127 03/18/22 EUR 650.00 EUR 92 (1,455)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 3,043 04/14/22 USD 155.00 USD 553 (17,831)
Royal Dutch Shell plc ......... Citibank NA 6,050 04/14/22 USD 40.00 USD 263 (8,016)
Amazon.com, Inc. ........... Citibank NA 38 06/17/22 USD 2,800.00 USD 127 (2,937)
EssilorLuxottica SA .......... Goldman Sachs International 941 06/17/22 EUR 160.00 EUR 176 (4,532)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 564 09/16/22 EUR 160.00 EUR 106 (4,142)
(44,514)
$ (64,578)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.37.V1 Quarterly 1.00 % Quarterly
JPMorgan Chase
Bank NA 01/19/22 NR USD 85.00 USD 635 $ (16)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Bank of America
NA 01/19/22 NR USD 101.00 USD 75 (22)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 01/19/22 NR USD 101.00 USD 115 (34)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Morgan Stanley
& Co.
International
plc 01/19/22 NR USD 101.00 USD 90 (27)
$ (99)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 % USD 10,341 $ (3,129)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 10,341 (5,151)
(8,280)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual Citibank NA 01/05/22 1.39 USD 3,024 (3,695)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.42% Semi-Annual Deutsche Bank AG 01/06/22 1.42 USD 1,231 (1,136)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.47% Semi-Annual
Morgan Stanley & Co.
International plc 01/12/22 1.47 USD 448 (445)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 2,974 (6,744)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.63% Semi-Annual
Goldman Sachs
International 02/07/22 1.63 USD 4,102 (5,491)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.08% Semi-Annual
Goldman Sachs
International 03/16/22 1.08 USD 8,340 (3,715)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 3,176 (36,719)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 1,445 (16,827)
(74,772)
$ (83,052)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 6,863 $ (125,557) $ (89,684) $ (35,873)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 944 (23,373) (17,142) (6,231)
Avis Budget Car Rental LLC ............ 5.00 Quarterly 12/20/26 USD 90 (12,279) (12,902) 623
$ (161,209) $ (119,728) $ (41,481)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 NR EUR 558 $ 76,259 $ 39,716 $ 36,543
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 391 50,850 51,830 (980)
ITRAXX.EUR.
CROSSOVER.36.V1 . 5.00 Quarterly 12/20/26 B- EUR 540 73,856 70,829 3,027
$ 200,965 $ 162,375 $ 38,590
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 8,345 $ (39,933) $ (169) $ (39,764)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 4,668 (29,775) — (29,775)
4 week MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 7,323 (10,756) — (10,756)
4 week MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 7,321 (10,468) — (10,468)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (13,857) — (13,857)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (12,967) — (12,967)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 6,570 76,184 — 76,184
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 1,612 22,143 — 22,143
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 1,455 17,702 — 17,702
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 1,341 16,215 — 16,215
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 2,023 22,347 — 22,347
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 670 7,451 — 7,451
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 1,340 14,963 — 14,963
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 1,321 17,017 — 17,017
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 1,321 17,135 — 17,135
0.56% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 2,016 24,003 — 24,003
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 1,313 15,218 — 15,218
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 660 8,063 — 8,063
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 663 8,040 — 8,040
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 660 8,112 — 8,112
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 653 7,953 — 7,953
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 663 8,003 — 8,003
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 3,339 (65,214) 28 (65,242)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 1,240 38,736 — 38,736
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 3,586 (119,438) — (119,438)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 996 (30,915) — (30,915)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 2,506 (88,640) — (88,640)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 1,232 27,897 — 27,897
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 337 7,409 — 7,409
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 4,030 (67,239) — (67,239)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 5,900 (103,597) — (103,597)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 2,429 (40,515) — (40,515)
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 2,429 67,300 — 67,300
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 5,900 168,647 — 168,647
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 5,690 166,752 — 166,752
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 2,874 56,563 — 56,563
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 8,622 249,324 — 249,324
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 873 (13,541) — (13,541)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 07/13/26 USD 790 (13,004) — (13,004)
4 week MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (7,674) — (7,674)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 5,991 (11,195) — (11,195)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (10,696) — (10,696)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (9,208) — (9,208)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (5,442) — (5,442)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (8,277) — (8,277)
0.94% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 461 8,056 — 8,056
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 717 4,665 — 4,665
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 11/10/26 USD 1,930 16,150 — 16,150
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 392 26,775 — 26,775
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 936 (31,822) — (31,822)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 427 (30,728) — (30,728)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 154 (10,771) — (10,771)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 234 (16,775) — (16,775)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 234 15,784 — 15,784
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 187 (12,908) — (12,908)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 187 11,771 — 11,771
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 656 40,463 — 40,463
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 426 12,105 — 12,105
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 251 6,637 — 6,637
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 1,860 (20,737) — (20,737)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 1,072 $ (10,075) $ — $ (10,075)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 696 (1,132) — (1,132)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 123 125 — 125
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,036 (18,045) — (18,045)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,070 (18,581) — (18,581)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 1,070 (17,730) — (17,730)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 1,012 (8,938) — (8,938)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 433 (3,744) — (3,744)
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 762 20,187 — 20,187
1.40% Semi-Annual 3 month LIBOR Quarterly N/A 10/12/31 USD 589 8,089 — 8,089
3 month LIBOR Quarterly 1.59% Semi-Annual N/A 10/14/31 USD 2,717 11,170 — 11,170
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 522 8,197 — 8,197
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 359 5,534 — 5,534
3 month LIBOR Quarterly 1.62% Semi-Annual N/A 11/19/31 USD 1,852 9,630 — 9,630
1.44% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/31 USD 316 3,742 — 3,742
1.41% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/31 USD 218 3,252 — 3,252
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/41 USD 169 1,695 — 1,695
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 291 56,964 — 56,964
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 192 38,205 — 38,205
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 98 (14,930) — (14,930)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 416 (63,943) — (63,943)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 288 (44,937) — (44,937)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 615 66,748 — 66,748
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 234 (42,052) — (42,052)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 243 32,154 — 32,154
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 709 125,615 — 125,615
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 538 55,063 — 55,063
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 243 29,562 — 29,562
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 179 12,117 — 12,117
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 943 (120,002) — (120,002)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 243 26,940 — 26,940
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 583 36,722 — 36,722
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 199 8,964 — 8,964
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 424 8,619 — 8,619
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 754 41,727 — 41,727
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 435 14,185 — 14,185
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 243 2,974 — 2,974
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 251 1,880 — 1,880
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 683 (78,064) — (78,064)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 456 90,444 — 90,444
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 98 (4,689) — (4,689)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 360 (24,028) — (24,028)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 59 (3,434) — (3,434)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 112 (8,113) — (8,113)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 251 5,467 — 5,467
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/51 USD 85 1,759 — 1,759
1.85% Semi-Annual 3 month LIBOR Quarterly N/A 10/15/51 USD 117 (3,675) — (3,675)
1.82% Semi-Annual 3 month LIBOR Quarterly N/A 10/18/51 USD 182 (4,371) — (4,371)
3 month LIBOR Quarterly 1.84% Semi-Annual N/A 11/08/51 USD 197 5,295 — 5,295
1.71% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/51 USD 80 454 — 454
$ 622,487 $ (141) $ 622,628
(a)
Forward swap.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ (2,269) $ 5,689 $ (7,958)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 $ (8,519) $ — $ (8,519)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (8,900) — (8,900)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,354 (7,300) — (7,300)
$ (24,719) $ — $ (24,719)
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (1,354) Citibank NA 01/19/22 USD 1 $ (1,328) $ — $ (1,328)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (1,760) Citibank NA 01/19/22 USD 2 (508) — (508)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (869) Citibank NA 01/21/22 USD 1 (760) — (760)
SK Telecom Co., Ltd ........ USD (815) BNP Paribas SA 03/16/22 USD 1 (2,179) — (2,179)
SK Telecom Co., Ltd ........ USD (2,200) BNP Paribas SA 03/17/22 USD 2 (3,851) — (3,851)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 156,372 Goldman Sachs International 03/20/22 USD 156 675 (19) 694
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 104,247
Morgan Stanley & Co.
International plc 03/20/22 USD 104 307 (13) 320
Universal Health Services, Inc. . USD (145) BNP Paribas SA 06/10/22 USD — (263) — (263)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 156,372 Goldman Sachs International 06/20/22 USD 156 980 (39) 1,019
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 104,248
Morgan Stanley & Co.
International plc 06/20/22 USD 104 653 (26) 679
$ (6,274) $ (97) $ (6,177)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(762) of net dividends and financing fees.
(e)
Amount includes $(1,500) of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (393,185) $ (6,791)
(c)
$ (399,214) 0.2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (610,571) 1,478
(e)
(607,593) 0.3
$ (5,313) $ (1,006,807)
(b) (d)
Range: 18-113 basis points 15-132 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of December
31, 2021, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Brazil
Banco BTG Pactual SA ..... (600) $ (2,254) 0.6%
Suzano SA ............. (1,015) (10,963) 2.7
(13,217)
China
Baidu, Inc., ADR .......... (37) (5,505) 1.4
Bilibili , Inc., ADR .......... (330) (15,312) 3.8
China Conch Venture Holdings
Ltd. ................ (3,000) (14,674) 3.7
China Longyuan Power Group
Corp. Ltd., Class H ...... (3,000) (7,007) 1.8
China Molybdenum Co. Ltd.,
Class H .............. (6,000) (3,170) 0.8
China Vanke Co. Ltd., Class H (6,000) (13,971) 3.5
KE Holdings, Inc., ADR ..... (384) (7,726) 1.9
Kingsoft Cloud Holdings Ltd.,
ADR ................ (642) (10,112) 2.5
Longfor Group Holdings Ltd. .. (3,500) (16,509) 4.1
Microport Scientific Corp. .... (2,000) (7,290) 1.8
Smoore International Holdings
Ltd. ................ (1,000) (5,106) 1.3
Sunny Optical Technology Group
Co. Ltd. .............. (700) (22,172) 5.6
Xinyi Solar Holdings Ltd. .... (2,000) (3,396) 0.9
(131,950)
Denmark
Vestas Wind Systems A/S ... (99) (3,015) 0.8
Finland
Sampo OYJ, Class A ....... (231) (11,561) 2.9
Shares Value
% of Basket
Value
Germany
Commerzbank AG ......... (2,466) $ (18,657) 4.7%
HelloFresh SE ........... (39) (2,989) 0.7
(21,646)
Japan
Open House Group Co. Ltd. .. (200) (10,451) 2.6
Singapore
Singapore Airlines Ltd. ...... (3,800) (14,089) 3.5
South Korea
Celltrion Healthcare Co. Ltd. .. (421) (28,363) 7.1
Spain
Ferrovial SA ............. (256) (8,006) 2.0
Sweden
Fastighets AB Balder, Class B . (128) (9,211) 2.3
Sagax AB, Class B ........ (188) (6,324) 1.6
Sweco AB, Class B ........ (170) (3,199) 0.8
(18,734)
United Kingdom
BT Group plc ............ (1,827) (4,203) 1.0
Just Eat Takeaway.com NV ... (240) (13,039) 3.3
Prudential plc ............ (175) (3,026) 0.8
Rolls-Royce Holdings plc .... (10,042) (16,762) 4.2
SSE plc ................ (413) (9,233) 2.3
Tesco plc ............... (2,712) (10,677) 2.7
(56,940)
United States
American International Group,
Inc. ................. (112) (6,368) 1.6
Automatic Data Processing, Inc. (48) (11,836) 3.0
Cooper Cos., Inc. (The) ..... (16) (6,703) 1.7
Etsy, Inc. ............... (86) (18,829) 4.7

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Shares Value
% of Basket
Value
United States (continued)
General Electric Co. ....... (53) $ (5,007) 1.2%
Martin Marietta Materials, Inc. . (10) (4,405) 1.1
Westinghouse Air Brake
Technologies Corp. ...... (305) (28,094) 7.0
(81,242)
Total Reference Entity — Short ............ (399,214)
Net Value of Reference Entity — Citibank NA .. $ (399,214)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of December 31, 2021, expiration date 02/08/23:
Reference Entity — Short
Australia
Afterpay Ltd. ............ (228) (13,764) 2.3
Crown Resorts Ltd. ........ (212) (1,845) 0.3
IDP Education Ltd. ........ (712) (17,937) 2.9
(33,546)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (2,851) (5,292) 0.9
Petro Rio SA ............ (874) (3,237) 0.5
Raia Drogasil SA ......... (1,685) (7,336) 1.2
(15,865)
Canada
Teck Resources Ltd., Class B . (141) (4,061) 0.7
China
China Southern Airlines Co. Ltd.,
Class H .............. (10,000) (5,992) 1.0
Country Garden Holdings Co.
Ltd. ................ (29,681) (26,359) 4.3
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (4,137) 0.7
GDS Holdings Ltd., ADR .... (264) (12,450) 2.0
Geely Automobile Holdings Ltd. (5,000) (13,659) 2.2
Great Wall Motor Co. Ltd., Class
H .................. (3,000) (10,306) 1.7
Innovent Biologics, Inc. ..... (500) (3,096) 0.5
iQIYI , Inc., ADR .......... (4,476) (20,411) 3.4
Ping An Healthcare and
Technology Co. Ltd. ..... (2,100) (7,655) 1.3
Shandong Gold Mining Co. Ltd.,
Class H .............. (6,000) (10,296) 1.7
Shenzhou International Group
Holdings Ltd. .......... (300) (5,809) 1.0
Xiaomi Corp., Class B ...... (1,800) (4,363) 0.7
XPeng , Inc., ADR ......... (334) (16,810) 2.8
(141,343)
Germany
Hannover Rueck SE ....... (35) (6,636) 1.1
Hong Kong
CK Asset Holdings Ltd. ..... (3,000) (18,924) 3.1
Shares Value
% of Basket
Value
Italy
Telecom Italia SpA ........ (8,424) $ (4,144) 0.7%
Japan
Hitachi Metals Ltd. ........ (500) (9,265) 1.5
Kobe Bussan Co. Ltd. ...... (100) (3,872) 0.6
Lasertec Corp. ........... (100) (30,630) 5.1
Mitsui Fudosan Co. Ltd. ..... (400) (7,928) 1.3
(51,695)
Macau
Galaxy Entertainment Group
Ltd. ................ (1,000) (5,188) 0.8
Poland
CD Projekt SA ........... (357) (16,980) 2.8
Saudi Arabia
Delivery Hero SE ......... (154) (17,046) 2.8
South Africa
Capitec Bank Holdings Ltd. ... (67) (8,577) 1.4
South Korea
Korea Zinc Co. Ltd. ........ (6) (2,581) 0.4
NCSoft Corp. ............ (5) (2,701) 0.5
POSCO Chemical Co. Ltd. ... (143) (17,280) 2.8
(22,562)
Switzerland
Swiss Life Holding AG
(Registered) ........... (8) (4,888) 0.8
Taiwan
Taiwan Cement Corp. ...... (1,000) (1,733) 0.3
United Kingdom
Aviva plc ............... (1,593) (8,879) 1.5
Ocado Group plc ......... (246) (5,597) 0.9
(14,476)
United States
Catalent , Inc. ............ (68) (8,706) 1.4
Chipotle Mexican Grill, Inc. ... (8) (13,986) 2.3
CVS Health Corp. ......... (67) (6,912) 1.1
Discovery, Inc., Class A ..... (116) (2,731) 0.5
DISH Network Corp., Class A . (706) (22,903) 3.8
Dollar General Corp. ....... (90) (21,225) 3.5
Dollar Tree, Inc. .......... (97) (13,630) 2.3
DXC Technology Co. ....... (137) (4,410) 0.7
Fiserv, Inc. .............. (169) (17,540) 2.9
Match Group, Inc. ......... (73) (9,654) 1.6
Nucor Corp. ............. (198) (22,602) 3.7
Occidental Petroleum Corp. .. (195) (5,653) 0.9
PACCAR, Inc. ........... (285) (25,154) 4.1
Paychex, Inc. ............ (216) (29,484) 4.9
Roper Technologies, Inc. .... (62) (30,495) 5.0
Snap, Inc., Class A ........ (103) (4,844) 0.8
(239,929)
Total Reference Entity — Short ............ (607,593)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (607,593)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.03%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 5.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 162,403 $ (119,897) $ 1,989,255 $ (1,369,518) $ —
OTC Swaps ..................................................... 5,689 (97) 4,190 (48,357) —
Options Written ................................................... N/A N/A 277,605 (68,332) (381,941)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 35,029 $ — $ 193,620 $ — $ 228,649
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 210,172 — — 210,172
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 414 502,451 16,358 113,102 — 632,325
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 40,193 — — 1,949,062 — 1,989,255
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 5,689 1,478 — 2,712 — 9,879
$ — $ 46,296 $ 538,958 $ 226,530 $ 2,258,496 $ — $ 3,070,280
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 225,674 — 188,848 — 414,522
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 278,797 — — 278,797
Options written
(b)
Options written at value ..................... — 99 284,683 5,357 91,802 — 381,941
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 43,084 — — 1,326,434 — 1,369,518
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 7,958 15,680 — 24,816 — 48,454
$ — $ 51,141 $ 526,037 $ 284,154 $ 1,631,900 $ — $ 2,493,232
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (5,829,512) $ — $ (1,397,745) $ — $ (7,227,257)
Forward foreign currency exchange contracts .... — — — (1,245,051) — — (1,245,051)
Options purchased
(a)
.................... — (10,395) (2,018,757) (140,706) (485,753) (16,183) (2,671,794)
Options written ........................ — 2,092 1,693,989 66,672 372,802 — 2,135,555
Swaps .............................. — (62,311) 301,853 — (177,467) — 62,075
$ — $ (70,614) $ (5,852,427) $ (1,319,085) $ (1,688,163) $ (16,183) $ (8,946,472)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 234,635 — 7,389 — 242,024
Forward foreign currency exchange contracts .... — — — (351,705) — — (351,705)
Options purchased
(b)
.................... — (1,690) (381,943) (27,117) 48,207 2,883 (359,660)
Options written ........................ — 365 105,619 2,458 55,821 — 164,263
Swaps .............................. — (8,087) (81,382) — 836,565 — 747,096
$ — $ (9,412) $ (123,071) $ (376,364) $ 947,982 $ 2,883 $ 442,018
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 33,789,763
Average notional value of contracts — short ................................................................................. 59,055,580
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 16,454,790
Average amounts sold — in USD ........................................................................................ 23,848,873
Options
Average value of option contracts purchased ................................................................................ 687,280
Average value of option contracts written ................................................................................... 344,765
Average notional value of swaption contracts purchased ......................................................................... 30,670,064
Average notional value of swaption contracts written ........................................................................... 45,139,583
Credit default swaps
Average notional value — buy protection ................................................................................... 8,194,641
Average notional value — sell protection ................................................................................... 1,218,421
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 70,785,197
Average notional value — receives fixed rate ................................................................................ 31,383,451
Total return swaps
Average notional value ............................................................................................... 436,709
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 95,248 $ 62,986
Forward foreign currency exchange contracts ................................................................. 210,172 278,797
Options
(a)(b)
........................................................................................ 632,325 381,941
Swaps — Centrally cleared ............................................................................. — 16,560
Swaps — OTC
(c)
.................................................................................... 9,879 48,454
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 947,624 $ 788,738
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(575,052) (308,297)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 372,572 $ 480,441
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 12,696 $ (12,696) $ — $ — $ —
Barclays Bank plc ................................ 20,579 (20,579) — — —
BNP Paribas SA ................................. 84,473 (20,866) — — 63,607
Citibank NA .................................... 59,426 (50,830) — — 8,596
Credit Suisse International .......................... 3,503 (3,503) — — —
Deutsche Bank AG ............................... 33,891 (33,891) — — —
Goldman Sachs International ........................ 28,966 (28,966) — — —
HSBC Bank plc .................................. 12,802 (6,097) — — 6,705
JPMorgan Chase Bank NA .......................... 10,615 (10,615) — — —
Morgan Stanley & Co. International plc .................. 89,524 (65,019) — — 24,505
Nomura International plc ........................... 1,210 (899) — — 311
UBS AG ...................................... 14,887 (14,887) — — —
$ 372,572 $ (268,848) $ — $ — $ 103,724
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 24,646 $ (12,696) $ — $ — $ 11,950
Barclays Bank plc ................................ 49,348 (20,579) — — 28,769
BNP Paribas SA ................................. 20,866 (20,866) — — —
Citibank NA .................................... 50,830 (50,830) — — —
Credit Suisse International .......................... 5,382 (3,503) — — 1,879
Deutsche Bank AG ............................... 79,061 (33,891) — — 45,170
Goldman Sachs International ........................ 35,960 (28,966) — — 6,994
HSBC Bank plc .................................. 6,097 (6,097) — — —
JPMorgan Chase Bank NA .......................... 113,618 (10,615) — — 103,003
Morgan Stanley & Co. International plc .................. 65,019 (65,019) — — —
Nomura International plc ........................... 899 (899) — — —
UBS AG ...................................... 28,715 (14,887) — — 13,828
$ 480,441 $ (268,848) $ — $ — $ 211 , 593
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 430,350 $ — $ 430,350
Ireland .............................................. — 113,488 — 113,488
United States .......................................... — 2,395,270 109,558 2,504,828
Common Stocks
Argentina ............................................ 659,368 — — 659,368
Australia ............................................. — 782,201 49,392 831,593
Belgium ............................................. — 33,408 — 33,408
Brazil ............................................... 106,275 55,104 — 161,379
Canada ............................................. 2,083,097 — — 2,083,097
Cayman Islands ........................................ 66,299 — — 66,299
China ............................................... 1,443,173 3,307,287 — 4,750,460
Denmark ............................................. — 625,151 — 625,151
Finland .............................................. — 290,517 — 290,517
France .............................................. — 4,264,201 — 4,264,201
Germany ............................................ 203,332 5,817,158 — 6,020,490
Hong Kong ........................................... 18,513 663,301 — 681,814
India ............................................... — 131,335 141,490 272,825
Indonesia ............................................ — 53,366 — 53,366
Israel ............................................... 758,385 51,348 — 809,733
Italy ................................................ — 1,635,905 — 1,635,905
Japan ............................................... — 4,157,678 — 4,157,678
Luxembourg .......................................... 177,420 79,074 — 256,494
Macau .............................................. — 2,785 — 2,785
Mexico .............................................. 13,496 — — 13,496
Netherlands ........................................... — 3,051,446 73,809 3,125,255
Norway .............................................. — 99,529 — 99,529
Poland .............................................. 3,191 5,345 — 8,536
Portugal ............................................. 46,225 — — 46,225
Saudi Arabia .......................................... — 2,405 — 2,405
Singapore ............................................ — 114,373 — 114,373
South Africa ........................................... — 202,289 — 202,289
South Korea .......................................... — 1,096,840 — 1,096,840
Spain ............................................... — 760,970 — 760,970
Sweden ............................................. — 1,772,019 — 1,772,019
Switzerland ........................................... 40,920 1,278,278 — 1,319,198
Taiwan .............................................. 3,803 1,691,325 — 1,695,128
Thailand ............................................. 36,018 — — 36,018
Turkey .............................................. 2,562 — — 2,562
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 625,560 4,063,215 — 4,688,775
United States .......................................... 86,782,101 1,188,545 653,158 88,623,804
Corporate Bonds
Australia ............................................. — — 849,996 849,996
Canada ............................................. — 70,405 — 70,405
China ............................................... — 794,420 — 794,420
Germany ............................................ — 519,879 — 519,879
Greece .............................................. — 146,530 — 146,530
Hong Kong ........................................... — 200,725 — 200,725
India ............................................... — 414,565 — 414,565
Italy ................................................ — 534,441 — 534,441
Luxembourg .......................................... — 658,870 — 658,870
Macau .............................................. — 190,412 — 190,412
Malaysia ............................................. — 206,100 — 206,100
South Korea .......................................... — 208,350 — 208,350

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Thailand ............................................. $ — $ 410,700 $ — $ 410,700
Turkey .............................................. — — 63,040 63,040
United Arab Emirates .................................... — 4,080 — 4,080
United Kingdom ........................................ — 691,178 — 691,178
United States .......................................... — 6,017,687 466,745 6,484,432
Floating Rate Loan Interests
Belgium ............................................. — — 163,487 163,487
Canada ............................................. — 324,135 — 324,135
France .............................................. — 243,578 — 243,578
Jersey, Channel Islands ................................... — — 129,418 129,418
Luxembourg .......................................... — 153,008 110,805 263,813
Netherlands ........................................... — 601,304 165,183 766,487
United Kingdom ........................................ — 127,906 — 127,906
United States .......................................... — 4,520,671 914,091 5,434,762
Foreign Agency Obligations ................................. — 428,475 — 428,475
Foreign Government Obligations .............................. — 3,659,185 — 3,659,185
Investment Companies .................................... 7,682,075 — — 7,682,075
Non-Agency Mortgage-Backed Securities ........................ — 4,469,610 — 4,469,610
Other Interests .......................................... — — 191,853 191,853
Preferred Securities
Brazil ............................................... — 41,482 130,701 172,183
China ............................................... — — 406,749 406,749
Germany ............................................ — 329,459 220,643 550,102
India ............................................... — — 100,615 100,615
Jersey, Channel Islands ................................... — — 140,396 140,396
United States .......................................... 996,653 475,961 2,947,993 4,420,607
U.S. Government Sponsored Agency Securities .................... — 147,060 — 147,060
U.S. Treasury Obligations ................................... — 6,214,726 — 6,214,726
Warrants .............................................. 28,595 5,769 7,123 41,487
Short-Term Securities
Foreign Government Obligations .............................. — 613,493 — 613,493
Money Market Funds ...................................... 8,690,749 — — 8,690,749
Time Deposits .......................................... — 295,235 — 295,235
Options Purchased
Credit contracts .......................................... — 414 — 414
Equity contracts .......................................... 453,268 49,183 — 502,451
Foreign currency exchange contracts ........................... — 16,358 — 16,358
Interest rate contracts ...................................... 20,640 92,462 — 113,102
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 460 460
Unfunded SPAC PIPE commitments
(b)
................................ — — 6,464 6,464
Liabilities
Investments Sold Short .................................... (237,318) — — (237,318)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (5) (5)
$ 110,704,400 $ 74,093,322 $ 8,043,164 $ 192,840,886
Investments valued at NAV
(c)
...................................... 3,865,392
$ —
$ 196,706,278
$ —
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 40,193 $ — $ 40,193
Equity contracts ........................................... 35,029 1,478 — 36,507
Foreign currency exchange contracts ............................ — 210,172 — 210,172
Interest rate contracts ....................................... 193,620 1,951,774 — 2,145,394
Liabilities
Credit contracts ........................................... — (51,141) — (51,141)
Equity contracts ........................................... (432,717) (93,320) — (526,037)
Foreign currency exchange contracts ............................ — (284,154) — (284,154)
Interest rate contracts ....................................... (197,598) (1,434,205) — (1,631,803)
$ (401,666) $ 340,797 $ — $ (60,869)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2021
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets
Opening balance, as of December 31, 2020 $ — $ 371,145 $ 899,115 $ 982,823 $ 1,862 $ — $ 2,517,063 $ — $ — $ 8,398 $ 4,780,406
Transfers into Level 3 .............. — — — — — 167,154 — — — — 167,154
Transfers out of Level 3 ............. — — — — — — (1,007,833) — — — (1,007,833)
Other ........................ — — — — — — — — — — —
Accrued discounts/premiums .......... — — (671) 4,560 — — — — — — 3,889
Net realized gain (loss) ............. — — — 28,337 (1,862) — 62,622 — — — 89,097
Net change in unrealized appreciation
(depreciation)
(a)(b)
............... (429) 95,559 (28,521) (36,279) — 24,699 762,389 455 6,464 (11,159) 813,178
Purchases ...................... 109,987 451,145 509,858 1,413,444 — — 1,715,800 — — 9,884 4,210,118
Sales ......................... — — — (909,901) — — (102,944) — — — (1,012,845)
Closing balance, as of December 31, 2021 .
$ 109,558 $ 917,849 $ 1,379,781 $ 1,482,984 $ —
$ 191,853
$ 3,947,097 $ 455 $ 6,464 $ 7,123 $ 8,043,164
Net change in unrealized appreciation
(depreciation) on investments still held at
December 31, 2021
(b)
............
$ (429) $ 95,559 $ (28,521) $ (8,662) $ —
$ 24,699
$ 763,334 $ 455 $ 6,464 $ (2,761) $ 850,138
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $563,147. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 917,849 Income Discount Rate 16% —
Market Revenue Multiple 10.50x – 25.75x 12.51x
Volatility 38% - 67% 49%
Time to Exit 0.8 – 3.0 1.4
EBITDA Multiple 24.75x —
Recent Transactions $0.01 – $1.942.35 $436.97
Corporate Bonds .............................. 1,379,781 Income Discount Rate 4% – 36% 14%
Market Recent Transactions $97.50 —
Floating Rate Loan Interests ....................... 1,036,314 Income Discount Rate 6% – 12% 9%
Market Recent Transactions $98.00 —
Other Interests ............................... 191,853 Income Discount Rate 5% —
Preferred Stocks .............................. 3,947,097 Market Revenue Multiple 1.50x – 32.00x 13.46x
EBITDA Multiple 15.50x —
Time to Exit 0.5 – 5.0 3.4
Volatility 42% – 75% 59%
Recent Transactions $5.32 – $990.00 $392.71
Warrants ................................... 7,123 Market Time to Exit 1.2 – 2.1 1.9
Volatility 44% – 54% 46%
Recent Transactions $1.00 —
$ 7,480,017
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

2021
BlackRock Annual Report to Shareholders
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 35.7%
Federal Farm Credit Bank, 0.07%, 08/10/22 .. USD 420 $ 419,978
Federal Farm Credit Bank Discount Notes
(a)
0.01% ,  01/19/22 .................. 325 324,987
0.01% ,  01/28/22 .................. 285 284,983
0.09% ,  04/19/22 .................. 740 739,889
0.19% ,  06/21/22 .................. 465 464,867
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR + 0.18%), 0.23% ,  01/14/22 ...... 490 490,000
(SOFR + 0.04%), 0.09% ,  07/11/22 ...... 580 580,061
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.26% ,  07/20/22 ................ 1,075 1,074,942
(SOFR + 0.10%), 0.15% ,  09/02/22 ...... 175 175,000
(SOFR + 0.05%), 0.10% ,  09/08/22 ...... 580 580,060
(SOFR + 0.06%), 0.11% ,  10/21/22 ...... 820 820,000
(SOFR + 0.08%), 0.12% ,  11/03/22 ...... 665 665,000
(SOFR + 0.03%), 0.07% ,  01/12/23 ...... 945 944,951
(SOFR + 0.06%), 0.11% ,  01/20/23 ...... 210 210,000
(SOFR + 0.05%), 0.10% ,  07/20/23 ...... 825 825,000
(SOFR + 0.05%), 0.10% ,  09/28/23 ...... 400 400,000
(SOFR + 0.06%), 0.11% ,  11/22/23 ...... 730 730,000
Federal Farm Credit Banks Funding Corp.
Variable Rate Notes, (SOFR + 0.05%),
0.10%, 08/22/23
(b)
................ 580 580,000
Federal Home Loan Bank
0.04% ,  01/12/22 .................. 990 989,997
0.05% ,  01/25/22 .................. 150 150,000
0.04% ,  01/28/22 .................. 1,480 1,479,988
0.04% ,  02/01/22 .................. 915 914,991
0.05% ,  02/07/22 .................. 265 265,000
0.06% ,  03/22/22 .................. 1,025 1,024,994
0.06% ,  05/23/22 .................. 460 459,990
Federal Home Loan Bank Discount Notes
(a)
0.01% ,  01/14/22 .................. 315 314,995
0.02% ,  02/08/22 .................. 255 254,986
0.02% ,  02/11/22 .................. 1,000 999,943
0.02% ,  02/14/22 .................. 1,980 1,979,873
0.02% ,  02/15/22 .................. 2,265 2,264,873
0.02% ,  02/16/22 .................. 1,830 1,829,895
0.02% ,  02/18/22 .................. 750 749,950
0.05% ,  03/02/22 .................. 1,490 1,489,878
0.05% ,  03/08/22 .................. 1,615 1,614,867
0.05% ,  03/18/22 .................. 1,910 1,909,822
0.09% ,  04/01/22 .................. 365 364,960
0.09% ,  04/22/22 .................. 1,120 1,119,807
Federal Home Loan Bank Variable Rate Notes
(b)
(SOFR + 0.12%), 0.17% ,  02/28/22 ...... 695 695,000
(SOFR + 0.01%), 0.06% ,  03/28/22 ...... 100 100,000
(SOFR + 0.01%), 0.06% ,  03/30/22 ...... 125 125,000
(SOFR + 0.02%), 0.07% ,  04/12/22 ...... 155 155,000
(SOFR + 0.07%), 0.11% ,  04/28/22 ...... 180 180,000
(SOFR + 0.01%), 0.06% ,  09/06/22 ...... 605 605,000
(SOFR + 0.07%), 0.11% ,  11/09/22 ...... 1,000 1,000,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.02%), 0.07% ,  12/16/22 ...... USD 1,190 $ 1,190,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
(SOFR + 0.19%), 0.24% ,  06/02/22 ...... 610 610,000
(SOFR + 0.07%), 0.11% ,  11/10/22 ...... 415 415,000
Federal National Mortgage Association
Discount Notes, 0.05%, 03/02/22
(a)
...... 360 359,970
Federal National Mortgage Association Variable
Rate Notes
(b)
(SOFR + 0.35%), 0.40% ,  04/07/22 ...... 555 555,000
(SOFR + 0.39%), 0.44% ,  04/15/22 ...... 615 615,000
Total U.S. Government Sponsored Agency Obligations — 35.7%
(Cost: $37,093,497) ............................... 37,093,497
U.S. Treasury Obligations — 28.2%
U.S. Treasury Bills
(a)
0.03%, 02/24/22 .................. 3,355 3,354,748
0.03%, 03/01/22 .................. 1,004 1,004,114
0.05%, 03/03/22 .................. 2,030 2,029,828
0.04%, 03/10/22 .................. 6,304 6,302,791
0.06%, 03/24/22 .................. 850 849,855
0.05%, 03/31/22 .................. 2,325 2,324,511
0.07%, 04/05/22 .................. 170 169,968
0.07%, 04/26/22 .................. 1,335 1,334,531
0.12%, 05/03/22 .................. 2,400 2,399,010
0.13%, 06/16/22 .................. 2,100 2,098,741
0.17%, 06/23/22 .................. 2,790 2,788,007
0.19%, 06/30/22 .................. 1,045 1,043,934
0.22%, 09/08/22 .................. 409 408,387
0.38%, 12/29/22 .................. 210 209,177
U.S. Treasury Notes
1.38%, 01/31/22 .................. 880 880,948
1.75%, 02/28/22 .................. 25 25,066
0.38%, 03/31/22 .................. 25 25,017
1.75%, 05/15/22 .................. 125 125,771
1.75%, 06/15/22 .................. 100 100,759
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.13%, 01/31/23
(b)
.... 1,000 1,000,071
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.11%, 07/31/23
(b)
.... 800 800,038
Total U.S. Treasury Obligations — 28.2%
(Cost: $29,275,272) ............................... 29,275,272
Total Repurchase Agreements — 35.7%
(Cost: $37,000,000) ............................... 37,000,000
Total Investments — 99.6%
(Cost: $103,368,769 )
(c)
............................. 103,368,769
Other Assets Less Liabilities — 0.4% .................... 417,019
Net Assets — 100.0% ............................... $ 103,785,788
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

BlackRock Government Money Market Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.05% 12/31/21 01/03/22 $ 9,500 $ 9,500 $ 9,500,040
U.S. Treasury
Obligation, 2.63%, due
02/15/29 ......... $ 8,880,800 $ 9,690,078
$ – $ –
BNP Paribas SA ...... 0.05 12/31/21 01/03/22 7,000 7,000 7,000,029
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 5.50%, due
06/01/28 to 09/01/50 16,940,240 7,140,355
$ – $ –
JP Morgan Securities LLC 0.05 12/31/21 01/03/22 5,000 5,000 5,000,021
U.S. Treasury
Obligation, 1.63%, due
11/15/22 ......... 5,035,400 5,100,029
0.20
(a)
12/31/21 02/07/22 2,500 2,500 2,500,530
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.05%, due 05/25/23 to
10/25/51 ......... 417,086,271 2,625,000
$ – $ –
$ 7,500 $ 7,725,029
$ – $ –
Mizuho Securities USA
LLC ............. 0.05 12/31/21 01/03/22 6,000 6,000 6,000,025
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
07/20/51 ......... 74,619,275 6,300,000
$ – $ –
TD Securities USA LLC .. 0.05 12/31/21 01/03/22 7,000 7,000 7,000,029
U.S. Treasury
Obligation, 2.50%, due
03/31/23 ......... 6,924,800 7,140,083
$ – $ –
$ 37,000 $ 37,995,545
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 103,368,769 $ — $ 103,368,769

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 2.9%
Auto Components — 0.0%
Lear Corp. ....................... 44 $ 8,050
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 786
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 1,850 24,623
Element Solutions, Inc. ............... 1,359 32,997
57,620
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 513 5,663
Electrical Equipment — 0.2%
(a)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$25,124)
(b)
..................... 2,555 23,071
Sensata Technologies Holding plc ........ 388 23,936
47,007
Equity Real Estate Investment Trusts (REITs) — 0.6%
Gaming and Leisure Properties, Inc. ...... 1,255 61,068
VICI Properties, Inc. ................. 2,725 82,050
143,118
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 381 14,040
Life Sciences Tools & Services — 0.3%
(a)
Avantor , Inc. ...................... 804 33,880
Syneos Health, Inc. ................. 295 30,291
64,171
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,034 26,593
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 1,701 30,465
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp. ............ 1,901 122,652
Devon Energy Corp. ................. 169 7,444
Diamondback Energy, Inc. ............. 167 18,011
DT Midstream, Inc. .................. 362 17,369
Energy Transfer LP ................. 5,344 43,981
Enterprise Products Partners LP ......... 1,390 30,524
EQT Corp.
(a)
...................... 1,002 21,854
Hess Corp. ....................... 66 4,886
Occidental Petroleum Corp. ............ 330 9,567
276,288
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 230 9,644
Semiconductors & Semiconductor Equipment — 0.1%
Global Foundries, Inc.
(a)
.............. 209 13,579
Security
Shares
Shares Value
Software — 0.1%
Informatica , Inc., Class A
(a)
............ 615 $ 22,743
Total Common Stocks — 2.9%
(Cost: $550,665) ................................ 719,767
Par (000)
Par (000)
Corporate Bonds — 83.8%
Aerospace & Defense — 2.5%
Bombardier, Inc.
(c)
7.50%, 12/01/24 ................. USD 15 15,628
7.50%, 03/15/25 ................. 2 2,038
7.13%, 06/15/26 ................. 47 48,758
7.88%, 04/15/27 ................. 16 16,593
6.00%, 02/15/28 ................. 31 31,094
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 10 10,150
4.13%, 04/15/29 ................. 17 17,213
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
............... 28 28,770
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(c)
. 14 14,508
TransDigm , Inc.
8.00%, 12/15/25
(c)
................ 26 27,429
6.25%, 03/15/26
(c)
................ 313 325,324
6.38%, 06/15/26 ................. 7 7,192
7.50%, 03/15/27 ................. 10 10,450
4.88%, 05/01/29 ................. 25 25,108
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 37 40,355
620,610
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(c)
......... 37 37,740
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 55 67,856
5.50%, 04/20/26 ................. 18 18,718
5.75%, 04/20/29 ................. 70 74,551
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 13 14,864
4.75%, 10/20/28 ................. 32 34,944
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 21 21,971
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
53 56,578
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
3 3,721
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 4 4,674
Series 2020-1, Class A, 5.88%, 10/15/27 23 25,726
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 39 40,666
4.63%, 04/15/29 ................. 43 44,344
446,353
Auto Components — 2.0%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 17 18,063
Allison Transmission, Inc.
(c)
5.88%, 06/01/29 ................. 16 17,400
3.75%, 01/30/31 ................. 23 22,425
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 20 20,950
6.25%, 05/15/26 ................. 39 40,804
8.50%, 05/15/27 ................. 181 191,860
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 13 13,532
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 9 8,887
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 17 18,377
5.00%, 07/15/29
(c)
................ 11 11,816

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
5.25%, 07/15/31
(c)
................ USD 12 $ 13,028
5.63%, 04/30/33 ................. 24 26,190
Icahn Enterprises LP
4.75%, 09/15/24 ................. 13 13,488
6.25%, 05/15/26 ................. 5 5,206
5.25%, 05/15/27 ................. 38 39,080
4.38%, 02/01/29 ................. 16 15,600
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
.. 5 4,975
Tenneco, Inc., 7.88%, 01/15/29
(c)
....... 5 5,400
487,081
Automobiles — 0.4%
Ford Motor Co.
4.35%, 12/08/26 ................. 5 5,454
3.25%, 02/12/32 ................. 46 47,104
4.75%, 01/15/43 ................. 9 9,934
5.29%, 12/08/46 ................. 10 11,752
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 13 12,870
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
13 13,920
101,034
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)(e)
EUR 100 16,508
Building Products — 1.2%
(c)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ..................... USD 24 24,810
Builders FirstSource, Inc., 6.75%, 06/01/27 . 8 8,440
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 29 30,997
CP Atlas Buyer, Inc., 7.00%, 12/01/28 .... 29 28,855
Forterra Finance LLC, 6.50%, 07/15/25 ... 28 29,716
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 13 13,585
4.63%, 12/15/25 ................. 5 5,038
4.88%, 12/15/27 ................. 2 2,052
Masonite International Corp.
5.38%, 02/01/28 ................. 8 8,390
3.50%, 02/15/30 ................. 17 16,809
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 7 7,098
9.75%, 07/15/28 ................. 7 7,490
SRM Escrow Issuer LLC, 6.00%, 11/01/28 .. 44 46,972
Standard Industries, Inc.
4.38%, 07/15/30 ................. 38 38,779
3.38%, 01/15/31 ................. 3 2,890
Summit Materials LLC, 5.25%, 01/15/29 ... 16 16,758
Victors Merger Corp., 6.38%, 05/15/29 .... 13 12,220
300,899
Capital Markets — 0.3%
(c)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 9 9,210
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 19 19,902
MSCI, Inc.
3.63%, 09/01/30 ................. 14 14,315
3.88%, 02/15/31 ................. 3 3,124
3.63%, 11/01/31 ................. 11 11,412
3.25%, 08/15/33 ................. 14 14,158
72,121
Chemicals — 1.9%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 28 27,790
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 10 10,464
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 20 19,839
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 93 93,465
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 41 41,030
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 36 37,170
Security
Par (000)
Par (000) Value
Chemicals (continued)
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... USD 27 $ 27,675
HB Fuller Co., 4.25%, 10/15/28 ........ 8 8,240
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 26 27,727
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 8,764
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(f)(g)
18 18,360
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 9 8,865
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 20,731
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 4,130
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(c)
. 9 8,415
Scotts Miracle- Gro Co. (The)
(c)
4.00%, 04/01/31 ................. 22 21,725
4.38%, 02/01/32 ................. 3 2,993
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
76 77,805
465,188
Commercial Services & Supplies — 2.9%
Allied Universal Holdco LLC
(c)
9.75%, 07/15/27 ................. 58 61,969
4.63%, 06/01/28 ................. 200 199,876
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 8 8,160
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 11 11,055
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 25 26,250
5.75%, 07/15/29 ................. 22 21,670
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 4 4,081
6.38%, 05/01/25 ................. 13 13,585
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 4,160
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 2 2,060
5.13%, 07/15/29 ................. 13 13,780
Covanta Holding Corp., 5.00%, 09/01/30 .. 13 13,260
Covert Mergeco, Inc., 4.88%, 12/01/29
(c)
... 6 6,090
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 29 28,855
9.50%, 11/01/27 ................. 15 16,173
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 8 8,231
3.75%, 08/01/25 ................. 11 11,110
5.13%, 12/15/26 ................. 18 18,720
4.00%, 08/01/28 ................. 34 33,320
3.50%, 09/01/28 ................. 9 8,865
4.75%, 06/15/29 ................. 21 21,184
4.38%, 08/15/29 ................. 8 7,925
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 11 11,399
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 9,045
Madison IAQ LLC
(c)
4.13%, 06/30/28 ................. 4 4,010
5.88%, 06/30/29 ................. 36 36,000
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 11 11,357
5.88%, 10/01/30 ................. 20 21,117
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 6 6,442
6.25%, 01/15/28 ................. 29 30,232
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 13 12,805
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 43 42,785
725,571
Communications Equipment — 0.9%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 36 38,160
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 20 20,000

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. USD 5 $ 5,150
8.25%, 03/01/27 ................. 14 14,388
7.13%, 07/01/28 ................. 27 26,527
4.75%, 09/01/29 ................. 37 36,771
Nokia OYJ, 6.63%, 05/15/39 .......... 8 11,070
ViaSat , Inc.
(c)
5.63%, 04/15/27 ................. 3 3,092
6.50%, 07/15/28 ................. 43 43,108
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 23 22,999
221,265
Construction & Engineering — 0.3%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 28 28,385
Brand Industrial Services, Inc., 8.50%, 07/15/25 20 19,981
Dycom Industries, Inc., 4.50%, 04/15/29 ... 9 9,169
MasTec, Inc., 4.50%, 08/15/28 ......... 21 21,814
79,349
Consumer Finance — 1.7%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(g)(h)
.............. 60 60,105
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 6 5,955
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 215,501
Global Aircraft Leasing Co. Ltd.
(c)(f)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(g)
............... 14 12,730
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 20 19,364
Navient Corp.
7.25%, 09/25/23 ................. 4 4,312
6.13%, 03/25/24 ................. 6 6,398
5.88%, 10/25/24 ................. 2 2,133
5.50%, 03/15/29 ................. 21 20,947
OneMain Finance Corp.
7.13%, 03/15/26 ................. 14 15,960
3.50%, 01/15/27 ................. 20 19,775
6.63%, 01/15/28 ................. 18 20,160
SLM Corp., 3.13%, 11/02/26 .......... 14 13,860
417,200
Containers & Packaging — 0.4%
Ball Corp.
2.88%, 08/15/30 ................. 3 2,910
3.13%, 09/15/31 ................. 32 31,600
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,825
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 9,720
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)
.................... 11 11,000
LABL, Inc., 5.88%, 11/01/28
(c)
......... 20 20,612
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 21 21,193
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 5 5,211
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2 2,042
109,113
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 17 17,395
3.88%, 11/15/29 ................. 4 3,990
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 9 9,189
30,574
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. USD 3 $ 3,116
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 18 17,679
Service Corp. International
5.13%, 06/01/29 ................. 2 2,145
4.00%, 05/15/31 ................. 43 43,538
66,478
Diversified Financial Services — 1.2%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 26 26,358
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 42 47,460
7.38%, 09/01/25 ................. 21 21,945
Shift4 Payments LLC, 4.63%, 11/01/26 .... 30 31,080
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 175,385
302,228
Diversified Telecommunication Services — 5.4%
Altice France SA, 5.13%, 07/15/29
(c)
..... 248 241,912
CCO Holdings LLC
5.00%, 02/01/28
(c)
................ 8 8,320
5.38%, 06/01/29
(c)
................ 22 23,741
4.75%, 03/01/30
(c)
................ 11 11,440
4.50%, 08/15/30
(c)
................ 34 34,788
4.25%, 02/01/31
(c)
................ 33 33,290
4.50%, 05/01/32 ................. 23 23,661
4.50%, 06/01/33
(c)
................ 25 25,506
4.25%, 01/15/34
(c)
................ 69 67,884
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 27 28,620
Frontier Communications Corp.
(c)
5.88%, 10/15/27 ................. 32 33,840
5.00%, 05/01/28 ................. 19 19,570
6.75%, 05/01/29 ................. 28 29,120
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(c)
.................... 29 29,145
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(i)
................... 5 5,069
Level 3 Financing, Inc.
(c)
4.63%, 09/15/27 ................. 4 4,080
4.25%, 07/01/28 ................. 7 6,930
3.63%, 01/15/29 ................. 9 8,550
3.75%, 07/15/29 ................. 28 26,600
Lumen Technologies, Inc.
Series Y, 7.50%, 04/01/24 .......... 11 12,045
5.13%, 12/15/26
(c)
................ 31 32,260
4.00%, 02/15/27
(c)
................ 13 13,189
4.50%, 01/15/29
(c)
................ 21 20,317
5.38%, 06/15/29
(c)
................ 39 39,000
Series P, 7.60%, 09/15/39 .......... 3 3,218
Series U, 7.65%, 03/15/42 .......... 24 25,826
Sprint Capital Corp.
6.88%, 11/15/28 ................. 77 96,772
8.75%, 03/15/32 ................. 89 133,500
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 27 27,202
4.13%, 06/15/29 ................. 48 49,080
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 14 15,075
6.00%, 09/30/34 ................. 29 30,672
7.20%, 07/18/36 ................. 6 6,880
Telesat Canada, 4.88%, 06/01/27
(c)
...... 10 8,830
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 62 61,118
6.13%, 03/01/28 ................. 98 96,530
1,333,580

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities — 1.1%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(g)(h)
.......... USD 15 $ 15,327
FirstEnergy Corp.
2.65%, 03/01/30 ................. 25 24,688
Series B, 2.25%, 09/01/30 .......... 2 1,925
Series C, 3.40%, 03/01/50 .......... 73 71,540
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 35 44,168
4.55%, 04/01/49 ................. 15 17,124
NRG Energy, Inc.
(c)
3.63%, 02/15/31 ................. 21 20,475
3.88%, 02/15/32 ................. 20 19,600
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 31 32,162
PG&E Corp., 5.25%, 07/01/30 ......... 17 17,828
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
19 19,031
283,868
Electrical Equipment — 0.3%
(c)
Sensata Technologies BV
5.63%, 11/01/24 ................. 9 9,894
4.00%, 04/15/29 ................. 9 9,191
Vertiv Group Corp., 4.13%, 11/15/28 ..... 59 59,590
78,675
Electronic Equipment, Instruments & Components — 0.3%
(c)
II-VI, Inc., 5.00%, 12/15/29 ........... 24 24,509
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 45 47,250
3.75%, 02/15/31 ................. 8 7,972
79,731
Energy Equipment & Services — 0.8%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 18 18,900
6.25%, 04/01/28 ................. 39 40,666
ChampionX Corp., 6.38%, 05/01/26 ...... 8 8,320
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 4 3,700
7.50%, 01/15/28 ................. 11 9,955
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.. 16 16,563
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 8,059
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 11 10,780
USA Compression Partners LP
6.88%, 04/01/26 ................. 34 35,360
6.88%, 09/01/27 ................. 30 31,687
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 2 2,116
8.63%, 04/30/30 ................. 17 17,649
203,755
Entertainment — 0.6%
(c)
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26 ..................... 21 20,749
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 11 11,193
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 3 3,030
6.50%, 05/15/27 ................. 44 48,125
4.75%, 10/15/27 ................. 7 7,192
3.75%, 01/15/28 ................. 12 11,910
Playtika Holding Corp., 4.25%, 03/15/29 ... 33 32,340
WMG Acquisition Corp., 3.88%, 07/15/30 .. 14 14,228
148,767
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Finance Trust, Inc., 4.50%,
09/30/28
(c)
.................... USD 5 $ 5,037
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 14 13,735
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 14 14,280
Diversified Healthcare Trust, 9.75%, 06/15/25 20 21,639
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 11 10,743
GLP Capital LP, 3.25%, 01/15/32 ....... 5 5,027
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 16 16,160
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 25 25,587
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 25 26,345
5.63%, 07/15/32 ................. 5 5,351
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 14 14,962
4.63%, 06/15/25
(c)
................ 14 14,925
4.50%, 09/01/26 ................. 19 20,425
5.75%, 02/01/27 ................. 27 30,510
4.50%, 01/15/28 ................. 17 18,360
3.88%, 02/15/29
(c)
................ 26 27,300
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 39 41,145
3.50%, 03/15/31 ................. 86 86,967
RHP Hotel Properties LP, 4.75%, 10/15/27 . 34 34,680
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 11 11,060
4.00%, 09/15/29 ................. 8 7,915
SBA Communications Corp., 3.88%, 02/15/27 33 33,990
Service Properties Trust
4.35%, 10/01/24 ................. 4 3,920
7.50%, 09/15/25 ................. 15 16,252
5.50%, 12/15/27 ................. 11 11,289
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 29 28,760
6.50%, 02/15/29 ................. 36 35,876
6.00%, 01/15/30 ................. 10 9,624
VICI Properties LP
(c)
4.25%, 12/01/26 ................. 23 23,954
3.75%, 02/15/27 ................. 25 25,821
4.63%, 12/01/29 ................. 39 41,505
4.13%, 08/15/30 ................. 44 46,530
729,674
Food & Staples Retailing — 0.6%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 18 18,337
4.63%, 01/15/27 ................. 25 26,236
5.88%, 02/15/28 ................. 27 28,620
4.88%, 02/15/30 ................. 5 5,399
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 27 26,786
United Natural Foods, Inc., 6.75%, 10/15/28 8 8,566
US Foods, Inc.
6.25%, 04/15/25 ................. 12 12,495
4.75%, 02/15/29 ................. 26 26,423
152,862
Food Products — 2.5%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 49 50,443
4.63%, 11/15/28 ................. 24 24,659
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 33 33,495
Kraft Heinz Foods Co.
5.00%, 07/15/35 ................. 8 9,787

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
6.88%, 01/26/39 ................. USD 22 $ 32,334
4.63%, 10/01/39 ................. 7 8,221
6.50%, 02/09/40 ................. 15 21,334
5.20%, 07/15/45 ................. 26 33,058
4.38%, 06/01/46 ................. 32 37,472
4.88%, 10/01/49 ................. 79 99,219
5.50%, 06/01/50 ................. 91 123,204
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 8 8,660
4.13%, 01/31/30 ................. 13 13,341
4.38%, 01/31/32 ................. 27 27,844
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 46 46,460
Post Holdings, Inc.
(c)
5.63%, 01/15/28 ................. 2 2,119
5.50%, 12/15/29 ................. 10 10,506
4.63%, 04/15/30 ................. 6 6,111
4.50%, 09/15/31 ................. 3 2,978
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 23 22,655
613,900
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 11 11,124
Health Care Equipment & Supplies — 1.2%
(c)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 51 53,167
3.88%, 11/01/29 ................. 14 14,153
Hologic, Inc., 3.25%, 02/15/29 ......... 9 9,000
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29 ................. 12 11,958
5.25%, 10/01/29 ................. 78 79,064
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 ................. 31 32,705
7.25%, 02/01/28 ................. 87 93,525
293,572
Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 9 9,460
5.00%, 04/15/29 ................. 11 11,302
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 6 6,360
5.13%, 03/01/30 ................. 4 4,070
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
28 27,720
Akumin Escrow, Inc., 7.50%, 08/01/28
(c)
... 5 4,687
Akumin, Inc., 7.00%, 11/01/25
(c)
........ 6 5,710
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 10 10,000
Centene Corp.
4.25%, 12/15/27 ................. 11 11,468
2.45%, 07/15/28 ................. 35 34,475
4.63%, 12/15/29 ................. 27 29,118
3.00%, 10/15/30 ................. 86 87,420
2.50%, 03/01/31 ................. 132 128,504
2.63%, 08/01/31 ................. 33 32,340
Community Health Systems, Inc.
(c)
6.63%, 02/15/25 ................. 80 82,800
8.00%, 03/15/26 ................. 46 48,358
5.63%, 03/15/27 ................. 51 53,975
6.00%, 01/15/29 ................. 45 47,981
6.88%, 04/15/29 ................. 4 4,075
6.13%, 04/01/30 ................. 25 24,733
Encompass Health Corp.
4.50%, 02/01/28 ................. 8 8,230
4.75%, 02/01/30 ................. 29 29,870
4.63%, 04/01/31 ................. 17 17,297
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HCA, Inc.
5.38%, 09/01/26 ................. USD 10 $ 11,238
5.63%, 09/01/28 ................. 35 40,897
5.88%, 02/01/29 ................. 20 23,831
3.50%, 09/01/30 ................. 44 46,502
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 28 27,720
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 16 16,680
4.38%, 02/15/27 ................. 7 7,053
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 15 14,925
MEDNAX, Inc., 6.25%, 01/15/27
(c)
....... 14 14,648
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
.................... 14 14,298
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 7 7,350
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 15 15,450
3.88%, 11/15/30 ................. 20 20,750
3.88%, 05/15/32 ................. 15 15,094
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 10 10,025
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 37 39,220
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 9 9,510
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 64 64,060
10.00%, 04/15/27 ................ 43 45,687
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 ................. 13 13,293
7.50%, 04/01/25 ................. 23 24,206
4.88%, 01/01/26 ................. 28 28,760
5.13%, 11/01/27 ................. 16 16,660
4.63%, 06/15/28 ................. 7 7,192
6.13%, 10/01/28 ................. 27 28,518
4.25%, 06/01/29 ................. 15 15,232
Vizient, Inc., 6.25%, 05/15/27
(c)
........ 21 21,919
1,320,671
Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 27 27,344
4.38%, 01/15/28 ................. 26 26,520
Affinity Gaming, 6.88%, 12/15/27
(c)
...... 10 10,400
Boyd Gaming Corp.
8.63%, 06/01/25
(c)
................ 12 12,858
4.75%, 12/01/27 ................. 14 14,280
4.75%, 06/15/31
(c)
................ 27 27,540
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 23 23,690
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 85 89,218
8.13%, 07/01/27 ................. 47 52,050
4.63%, 10/15/29 ................. 36 36,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 22 22,975
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 30 34,245
5.75%, 03/01/27 ................. 64 64,000
9.88%, 08/01/27 ................. 29 33,139
4.00%, 08/01/28 ................. 94 93,295
6.00%, 05/01/29 ................. 42 41,790
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 15 15,619
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 32 33,120
6.50%, 10/01/28 ................. 5 5,325
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 6 6,180
4.75%, 01/15/28 ................. 14 14,490

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
... USD 44 $ 44,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 12 12,487
5.75%, 05/01/28
(c)
................ 6 6,411
4.88%, 01/15/30 ................. 29 30,994
4.00%, 05/01/31
(c)
................ 21 21,473
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 4,120
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 16,927
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 22 22,770
8.00%, 04/15/26 ................. 15 15,719
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 16,447
MGM Resorts International, 6.00%, 03/15/23 10 10,450
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 21 21,105
NCL Corp. Ltd.
(c)
10.25%, 02/01/26 ................ 6 6,979
5.88%, 03/15/26 ................. 25 24,889
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 23 22,655
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 22 23,760
Penn National Gaming, Inc., 4.13%, 07/01/29
(c)
9 8,730
Powdr Corp., 6.00%, 08/01/25
(c)
........ 21 21,840
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 10 9,922
5.88%, 09/01/31 ................. 10 10,035
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 15 15,150
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 10 10,925
9.13%, 06/15/23 ................. 15 15,862
11.50%, 06/01/25 ................ 12 13,440
5.50%, 08/31/26 ................. 10 10,168
5.50%, 04/01/28 ................. 26 26,301
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 18 19,215
8.25%, 03/15/26 ................. 40 42,100
7.00%, 05/15/28 ................. 13 13,845
7.25%, 11/15/29 ................. 14 15,610
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
46 49,125
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 17 17,097
4.63%, 12/01/31 ................. 19 19,156
Travel + Leisure Co., 6.63%, 07/31/26
(c)
... 12 13,306
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 14,560
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 15 14,981
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 16,480
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 28,625
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 17 17,829
5.13%, 10/01/29 ................. 44 44,660
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 2 2,165
5.35%, 11/01/43 ................. 2 2,212
1,458,603
Household Durables — 1.2%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 7 7,385
4.63%, 08/01/29 ................. 8 7,900
4.63%, 04/01/30 ................. 8 7,860
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 17 17,012
4.88%, 02/15/30 ................. 17 17,388
Security
Par (000)
Par (000) Value
Household Durables (continued)
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
USD 23 $ 24,150
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 13,520
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 28 29,260
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 14 14,725
4.63%, 03/01/30 ................. 11 11,203
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 4,405
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
6 6,120
Newell Brands, Inc., 6.00%, 04/01/46
(i)
.... 9 11,547
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
11 11,495
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
21 20,185
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 7 7,840
5.13%, 08/01/30 ................. 5 5,500
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 21 21,367
3.88%, 10/15/31 ................. 21 21,040
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 5,500
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 25 25,813
291,215
Household Products — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 21 21,184
4.13%, 04/30/31
(c)
................ 16 16,080
Energizer Holdings, Inc.
(c)
4.75%, 06/15/28 ................. 2 2,042
4.38%, 03/31/29 ................. 2 1,952
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 13 13,634
5.50%, 07/15/30 ................. 13 13,943
3.88%, 03/15/31 ................. 5 4,937
73,772
Independent Power and Renewable Electricity Producers
— 0.5%
(c)
Calpine Corp.
4.50%, 02/15/28 ................. 11 11,413
5.13%, 03/15/28 ................. 56 56,849
5.00%, 02/01/31 ................. 8 8,000
3.75%, 03/01/31 ................. 2 1,927
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 13 13,666
3.75%, 01/15/32 ................. 22 21,835
113,690
Insurance — 2.3%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 19 18,762
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 103 103,000
6.75%, 10/15/27 ................. 106 109,975
5.88%, 11/01/29 ................. 83 84,444
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 22,220
AssuredPartners, Inc., 5.63%, 01/15/29 ... 12 11,670
BroadStreet Partners, Inc., 5.88%, 04/15/29 10 9,825
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 22,825
HUB International Ltd., 7.00%, 05/01/26 ... 60 61,650
NFP Corp.
4.88%, 08/15/28 ................. 35 35,350
6.88%, 08/15/28 ................. 94 94,243
573,964

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.2%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... USD 12 $ 11,700
Twitter, Inc., 3.88%, 12/15/27 .......... 29 30,222
41,922
Internet & Direct Marketing Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 21,505
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 5 5,169
3.50%, 03/01/29 ................. 11 10,916
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 9 9,363
4.13%, 08/01/30 ................. 8 8,080
3.63%, 10/01/31 ................. 23 22,339
77,372
IT Services — 1.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9 8,932
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 8,995
Austin BidCo, Inc., 7.13%, 12/15/28
(c)
..... 6 6,195
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
35 34,954
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 19 19,333
4.00%, 07/01/29 ................. 32 33,052
Endure Digital, Inc., 6.00%, 02/15/29
(c)
.... 12 11,160
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 25 26,110
3.63%, 06/15/29 ................. 25 25,276
3.75%, 10/01/30 ................. 13 13,291
MoneyGram International, Inc., 5.38%,
08/01/26
(c)
.................... 9 9,135
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 23 22,770
6.00%, 02/15/28 ................. 18 17,640
10.75%, 06/01/28 ................ 9 9,810
Square, Inc., 3.50%, 06/01/31
(c)
........ 50 51,250
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 18 18,630
Twilio, Inc., 3.88%, 03/15/31 .......... 28 28,272
344,805
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 9 9,326
6.20%, 10/01/40 ................. 16 20,702
5.45%, 11/01/41 ................. 26 31,038
61,066
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 10 10,400
3.75%, 03/15/29 ................. 3 3,030
4.00%, 03/15/31 ................. 9 9,221
Syneos Health, Inc., 3.63%, 01/15/29 .... 38 37,525
60,176
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 15,600
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 9 9,067
Clark Equipment Co., 5.88%, 06/01/25
(c)
... 7 7,262
Colfax Corp., 6.38%, 02/15/26
(c)
........ 14 14,473
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 16,720
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 11 11,165
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(f)
......... 31 32,550
Meritor, Inc., 4.50%, 12/15/28
(c)
........ 6 6,015
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
8 8,080
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 8,854
Security
Par (000)
Par (000) Value
Machinery (continued)
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 10 $ 10,200
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
20 21,325
Terex Corp., 5.00%, 05/15/29
(c)
........ 24 24,660
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 57 57,855
Titan International, Inc., 7.00%, 04/30/28 .. 7 7,455
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 17,170
268,451
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
...... 26 26,130
Media — 5.3%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
.................... 11 11,523
AMC Networks, Inc.
4.75%, 08/01/25 ................. 14 14,298
4.25%, 02/15/29 ................. 10 9,937
Block Communications, Inc., 4.88%, 03/01/28
(c)
12 12,000
Cable One, Inc.
(c)
1.13%, 03/15/28
(j)
................ 17 16,827
4.00%, 11/15/30 ................. 7 6,860
Clear Channel Outdoor Holdings, Inc.
(c)
7.75%, 04/15/28 ................. 48 51,360
7.50%, 06/01/29 ................. 63 67,252
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(c)
............... 107 110,719
CSC Holdings LLC
5.25%, 06/01/24 ................. 5 5,200
6.50%, 02/01/29
(c)
................ 200 214,000
DIRECTV Holdings LLC, 5.88%, 08/15/27
(c)
. 35 35,830
DISH DBS Corp.
5.88%, 07/15/22 ................. 24 24,390
5.00%, 03/15/23 ................. 10 10,250
7.75%, 07/01/26 ................. 14 14,770
5.25%, 12/01/26
(c)
................ 92 93,452
5.75%, 12/01/28
(c)
................ 72 72,720
5.13%, 06/01/29 ................. 31 28,210
DISH Network Corp., 3.38%, 08/15/26
(j)
... 15 14,198
GCI LLC, 4.75%, 10/15/28
(c)
.......... 14 14,367
iHeartCommunications, Inc., 8.38%, 05/01/27 3 3,163
Liberty Broadband Corp.
(c)(j)
1.25%, 09/30/50 ................. 33 32,538
2.75%, 09/30/50 ................. 66 66,857
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(c)
8 8,190
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 16,480
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 14 14,326
4.25%, 01/15/29 ................. 11 11,020
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 23 23,230
6.50%, 09/15/28 ................. 84 84,381
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 2 1,997
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 25 23,688
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 39 39,011
4.00%, 07/15/28 ................. 23 23,129
4.13%, 07/01/30 ................. 14 14,000
3.88%, 09/01/31 ................. 46 45,101
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
. 41 44,312
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 11 11,110
6.63%, 06/01/27 ................. 3 3,233

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Videotron Ltd., 3.63%, 06/15/29
(c)
....... USD 26 $ 26,130
1,320,059
Metals & Mining — 2.0%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 8 8,008
5.13%, 10/01/31 ................. 9 9,067
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 15 15,675
6.13%, 02/15/28 ................. 21 22,348
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 82 88,663
Freeport-McMoRan, Inc.
5.40%, 11/14/34 ................. 5 6,088
5.45%, 03/15/43 ................. 82 103,081
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 9 9,788
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 7 7,070
4.50%, 06/01/31 ................. 11 10,821
New Gold, Inc.
(c)
6.38%, 05/15/25 ................. 6 6,165
7.50%, 07/15/27 ................. 39 41,438
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 34 34,297
4.75%, 01/30/30 ................. 50 52,563
3.88%, 08/15/31 ................. 39 38,756
United States Steel Corp., 6.88%, 03/01/29 . 30 32,287
486,115
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 31 32,902
Oil, Gas & Consumable Fuels — 12.0%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 30 32,226
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 10 10,363
5.38%, 06/15/29 ................. 17 17,935
Antero Resources Corp.
(c)
7.63%, 02/01/29 ................. 14 15,540
5.38%, 03/01/30 ................. 7 7,483
Apache Corp.
4.25%, 01/15/30 ................. 12 13,022
5.10%, 09/01/40 ................. 37 41,810
5.25%, 02/01/42 ................. 7 8,085
5.35%, 07/01/49 ................. 6 6,855
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 37 49,395
5.88%, 06/30/29 ................. 37 35,601
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(c)
7 7,069
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 3 3,097
5.85%, 11/15/43 ................. 14 13,738
5.60%, 10/15/44 ................. 13 12,658
Callon Petroleum Co.
6.13%, 10/01/24 ................. 10 9,850
9.00%, 04/01/25
(c)
................ 58 62,640
8.00%, 08/01/28
(c)
................ 55 55,550
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 17 17,340
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 44 46,640
4.00%, 03/01/31 ................. 52 54,545
3.25%, 01/31/32
(c)
................ 54 54,540
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 119 126,583
Chesapeake Energy Corp., 5.88%, 02/01/29
(c)
1 1,070
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 25 25,727
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 06/15/26 ................. USD 20 $ 20,300
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
8 7,970
CNX Resources Corp., 6.00%, 01/15/29
(c)
.. 5 5,200
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 12 12,960
5.88%, 07/01/29 ................. 27 27,810
Comstock Resources, Inc.
(c)
7.50%, 05/15/25 ................. 15 15,469
6.75%, 03/01/29 ................. 45 48,807
5.88%, 01/15/30 ................. 31 31,775
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(c)
.................... 2 2,077
CrownRock LP, 5.63%, 10/15/25
(c)
....... 64 65,440
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. 17 22,247
6.75%, 09/15/37 ................. 24 32,104
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 36 36,855
4.38%, 06/15/31 ................. 44 45,760
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(g)(h)
.......... 51 51,893
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 14 14,560
5.38%, 06/01/29 ................. 8 8,180
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 17 17,765
4.85%, 07/15/26 ................. 2 2,105
5.60%, 04/01/44 ................. 20 20,172
5.05%, 04/01/45 ................. 2 1,930
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 17 18,488
4.13%, 12/01/26 ................. 5 5,125
6.50%, 07/01/27
(c)
................ 30 33,600
4.50%, 01/15/29
(c)
................ 11 11,440
4.75%, 01/15/31
(c)
................ 35 37,012
EQT Corp.
3.13%, 05/15/26
(c)
................ 15 15,398
3.90%, 10/01/27 ................. 23 24,668
5.00%, 01/15/29 ................. 2 2,215
7.50%, 02/01/30
( i )
................ 18 23,130
3.63%, 05/15/31
(c)
................ 4 4,150
Genesis Energy LP
6.50%, 10/01/25 ................. 4 3,950
7.75%, 02/01/28 ................. 12 12,090
Great Western Petroleum LLC, 12.00%,
09/01/25
(c)
.................... 17 17,850
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 5 5,350
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 20 19,850
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(c)
............... 2 2,049
Independence Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 34 35,318
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 27 26,730
Matador Resources Co., 5.88%, 09/15/26 .. 43 44,290
Murphy Oil Corp.
5.75%, 08/15/25 ................. 13 13,362
6.37%, 12/01/42
( i )
................ 3 3,000
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 50 50,500
6.50%, 09/30/26 ................. 69 68,483
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
11 11,344
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 25 35,001
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
50 52,750

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP
5.75%, 10/01/25 ................. USD 12 $ 12,913
6.00%, 06/01/26 ................. 13 14,105
6.38%, 10/01/30 ................. 2 2,220
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 6 6,671
5.50%, 12/01/25 ................. 8 8,875
5.55%, 03/15/26 ................. 3 3,340
8.88%, 07/15/30 ................. 2 2,697
4.30%, 08/15/39 ................. 45 44,877
6.20%, 03/15/40 ................. 58 71,340
4.50%, 07/15/44 ................. 21 21,630
4.63%, 06/15/45 ................. 44 45,650
6.60%, 03/15/46 ................. 2 2,595
4.40%, 04/15/46 ................. 58 59,450
4.10%, 02/15/47 ................. 8 7,840
4.20%, 03/15/48 ................. 50 50,000
4.40%, 08/15/49 ................. 7 7,088
Parkland Corp., 5.88%, 07/15/27
(c)
...... 23 24,265
PDC Energy, Inc., 6.13%, 09/15/24 ...... 2 2,025
Range Resources Corp.
4.88%, 05/15/25 ................. 5 5,163
9.25%, 02/01/26 ................. 3 3,233
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 25 25,750
SM Energy Co.
10.00%, 01/15/25
(c)
............... 60 66,038
5.63%, 06/01/25 ................. 5 5,038
6.75%, 09/15/26 ................. 14 14,385
6.50%, 07/15/28 ................. 7 7,245
Southwestern Energy Co.
5.38%, 02/01/29 ................. 33 34,897
4.75%, 02/01/32 ................. 16 16,850
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(c)
.................... 11 11,461
Sunoco LP
6.00%, 04/15/27 ................. 6 6,257
5.88%, 03/15/28 ................. 2 2,115
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
59 61,360
Targa Resources Partners LP
6.50%, 07/15/27 ................. 15 16,080
6.88%, 01/15/29 ................. 7 7,831
5.50%, 03/01/30 ................. 37 40,423
4.88%, 02/01/31 ................. 23 24,977
TerraForm Power Operating LLC
(c)
4.25%, 01/31/23 ................. 7 7,158
4.75%, 01/15/30 ................. 9 9,435
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 63 65,362
4.13%, 08/15/31 ................. 55 58,300
3.88%, 11/01/33 ................. 112 117,665
Vine Energy Holdings LLC, 6.75%, 04/15/29
(c)
48 52,080
Western Midstream Operating LP
4.75%, 08/15/28 ................. 3 3,315
5.45%, 04/01/44 ................. 19 22,705
5.30%, 03/01/48 ................. 26 31,330
5.50%, 08/15/48 ................. 8 9,556
6.50%, 02/01/50
( i )
................ 59 69,768
2,981,242
Personal Products — 0.1%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 12 12,195
Prestige Brands, Inc., 3.75%, 04/01/31 .... 13 12,610
24,805
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.4%
Bausch Health Cos., Inc.
(c)
6.13%, 04/15/25 ................. USD 3 $ 3,056
9.00%, 12/15/25 ................. 11 11,585
7.00%, 01/15/28 ................. 13 12,935
4.88%, 06/01/28 ................. 5 5,100
5.00%, 02/15/29 ................. 24 21,180
6.25%, 02/15/29 ................. 31 29,457
7.25%, 05/30/29 ................. 30 29,700
Catalent Pharma Solutions, Inc.
(c)
3.13%, 02/15/29 ................. 15 14,796
3.50%, 04/01/30 ................. 50 49,858
Elanco Animal Health, Inc., 5.90%, 08/28/28
(i)
6 6,960
Endo DAC, 9.50%, 07/31/27
(c)
......... 29 29,520
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(c)
.................... 40 39,200
P&L Development LLC, 7.75%, 11/15/25
(c)
.. 20 20,025
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
77 78,689
352,061
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 8,110
ASGN, Inc., 4.63%, 05/15/28 .......... 6 6,212
CoreLogic, Inc., 4.50%, 05/01/28 ....... 40 39,848
Dun & Bradstreet Corp. (The)
6.88%, 08/15/26 ................. 18 18,720
5.00%, 12/15/29 ................. 25 25,575
KBR, Inc., 4.75%, 09/30/28 ........... 15 15,300
Science Applications International Corp.,
4.88%, 04/01/28 ................ 12 12,300
126,065
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... 20 21,400
Five Point Operating Co. LP, 7.88%, 11/15/25
(c)
23 23,991
Forestar Group, Inc., 3.85%, 05/15/26
(c)
... 9 9,023
Howard Hughes Corp. (The)
(c)
4.13%, 02/01/29 ................. 15 15,200
4.38%, 02/01/31 ................. 14 14,140
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 11 11,151
Realogy Group LLC
(c)
7.63%, 06/15/25 ................. 12 12,720
5.75%, 01/15/29 ................. 25 25,625
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
.... 23 19,967
153,217
Road & Rail — 1.0%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
9 9,493
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 10 10,062
5.00%, 12/01/29 ................. 15 15,013
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 21 21,683
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
............... 17 17,604
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 8 8,407
0.00%, 12/15/25
(j)(k)
............... 27 26,500
8.00%, 11/01/26
(c)
................ 8 8,520
7.50%, 09/15/27
(c)
................ 36 39,179
6.25%, 01/15/28
(c)
................ 30 32,205
4.50%, 08/15/29
(c)
................ 50 50,917
239,583
Semiconductors & Semiconductor Equipment — 0.3%
(c)
Entegris , Inc.
4.38%, 04/15/28 ................. 16 16,440
3.63%, 05/01/29 ................. 8 8,020

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., 3.88%, 09/01/28 . USD 22 $ 22,550
Synaptics, Inc., 4.00%, 06/15/29 ........ 17 17,255
64,265
Software — 2.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 20 20,850
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 21 22,024
9.13%, 03/01/26 ................. 53 55,252
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 11 11,385
Castle US Holding Corp., 9.50%, 02/15/28
(c)
22 22,935
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
.................... 62 62,532
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 32 32,160
4.88%, 07/01/29 ................. 37 37,522
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 5 5,200
6.50%, 10/15/28 ................. 6 6,270
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 25 24,688
Elastic NV, 4.13%, 07/15/29
(c)
......... 30 29,681
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 19 19,531
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 27 27,068
NCR Corp.
(c)
5.00%, 10/01/28 ................. 9 9,270
5.13%, 04/15/29 ................. 10 10,352
6.13%, 09/01/29 ................. 13 13,892
Open Text Corp., 3.88%, 12/01/29
(c)
...... 12 12,150
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
14 14,420
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 4 4,055
4.00%, 02/15/28 ................. 6 6,105
Rocket Software, Inc., 6.50%, 02/15/29
(c)
.. 10 9,756
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
78 81,510
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 78 80,730
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
32 31,725
651,063
Specialty Retail — 2.1%
Arko Corp., 5.13%, 11/15/29
(c)
......... 14 13,528
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 9 9,180
4.75%, 03/01/30 ................. 8 8,130
5.00%, 02/15/32
(c)
................ 12 12,452
Carvana Co.
(c)
5.50%, 04/15/27 ................. 20 19,800
4.88%, 09/01/29 ................. 18 17,145
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
3 2,989
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 20 20,050
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 11,014
L Brands, Inc.
6.88%, 11/01/35 ................. 28 34,790
6.75%, 07/01/36 ................. 5 6,175
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 39 38,561
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 24 24,664
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 11 11,230
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 15,788
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 6 6,135
3.75%, 06/15/29 ................. 6 5,948
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 5 5,047
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 17 17,817
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 48 48,180
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
6.13%, 07/01/29 ................. USD 35 $ 35,669
6.00%, 12/01/29 ................. 27 27,135
Staples, Inc.
(c)
7.50%, 04/15/26 ................. 35 35,962
10.75%, 04/15/27 ................ 21 19,793
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 46 47,955
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(f)
........... 18 18,405
513,542
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 10 10,013
Textiles, Apparel & Luxury Goods — 0.3%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 13 12,838
4.13%, 08/15/31 ................. 29 28,347
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 8,000
Levi Strauss & Co., 3.50%, 03/01/31 ..... 10 10,196
William Carter Co. (The), 5.50%, 05/15/25 .. 7 7,263
Wolverine World Wide, Inc., 4.00%, 08/15/29 8 7,778
74,422
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 39 42,608
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 18 16,695
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. 14 14,091
4.75%, 06/15/29 ................. 11 11,275
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 16,800
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 5 5,209
5.13%, 12/15/30 ................. 8 7,900
5.75%, 11/15/31 ................. 8 7,960
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 15 14,887
137,425
Trading Companies & Distributors — 0.7%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 8 7,996
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 6 6,203
9.75%, 08/01/27 ................. 5 5,600
5.50%, 05/01/28 ................. 25 25,477
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 14 13,755
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,985
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 17 17,680
Imola Merger Corp., 4.75%, 05/15/29 ..... 46 47,198
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 6 6,360
7.25%, 06/15/28 ................. 43 47,139
179,393
Wireless Telecommunication Services — 1.6%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 209 219,711
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(f)(g)
........ 54 41,990
Sprint Corp., 7.63%, 03/01/26 ......... 22 26,413
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 12 11,820
2.88%, 02/15/31 ................. 21 20,739
3.50%, 04/15/31
(c)
................ 30 31,212

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.50%, 04/15/31 ................. USD 35 $ 36,413
388,298
Total Corporate Bonds — 83.8%
(Cost: $20,246,147) .............................. 20,837,387
Floating Rate Loan Interests — 7.1%
Aerospace & Defense — 0.4%
(g)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 71 70,933
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 25 25,281
96,214
Airlines — 0.3%
(g)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 ................. 50 52,195
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 27 28,519
80,714
Chemicals — 0.4%
(g)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 39 38,708
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 38 38,299
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 25 25,019
102,026
Commercial Services & Supplies — 0.8%
(g)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.48% - 5.25%
,
 06/21/24 ........... 176 172,159
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(l)
................ 13 13,130
185,289
Construction Materials — 0.1%
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28
(g)
24 24,340
Diversified Financial Services — 0.5%
(g)
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 65 65,502
Proofpoint , Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.75%
,
 08/31/29 29 29,254
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 23 22,673
117,429
Diversified Telecommunication Services — 0.2%
(g)
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 25 24,763
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 26 25,467
50,230
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(g)(l)
............... USD 33 $ 33,323
Health Care Providers & Services — 0.2%
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25
(g)
60 47,735
Health Care Technology — 0.4%
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25
(g)
101 100,663
Hotels, Restaurants & Leisure — 0.1%
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23
(g)
32 31,457
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(g)
................ 26 21,092
Machinery — 0.5%
(g)
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 ................. 81 79,758
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.10%
,
 09/21/26 ..... 37 37,361
117,119
Media — 1.7%
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(g)
................ 66 65,276
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(g)
65 65,512
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(g)(m)
.................... 83 83,262
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(g)
................ 20 19,907
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(g)
................ 33 32,531
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(n)
................ 164 164,082
430,570
Oil, Gas & Consumable Fuels — 0.6%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25
(g)
.......... 139 149,442
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(g)
................ 40 39,245
Software — 0.5%
(g)
Banff Guarantor, Inc., 2nd Lien Term Loan,
02/27/26
(m)
..................... 32 32,267
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 ................. 34 33,692
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 4.25% - 3.72%
,
 10/07/27 34 33,588

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.25%
,
 03/03/28 ................. USD 26 $ 26,054
125,601
Total Floating Rate Loan Interests — 7.1%
(Cost: $1,754,584) .............................. 1,752,489
Shares
Shares
Investment Companies — 0.0%
Western Midstream Partners LP ......... 191 4,254
Total Investment Companies — 0.0%
(Cost: $3,180) ................................. 4,254
Beneficial Interest
(000)
Other Interests — 0.0%
(o)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(d)
................ 140 770
Total Other Interests — 0.0%
(Cost: $0) .................................... 770
Par (000)
Pa r (000)
Capital Trusts — 1.7%
Banks — 1.0%
(g)(h)
Bank of America Corp., Series AA, (LIBOR
USD 3 Month + 3.90%), 6.10% ....... 58 62,858
CIT Group, Inc., Series A, (LIBOR USD 3
Month + 3.97%), 5.80% ............ 26 26,358
Citigroup, Inc., Series Y, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 4.15% ................. 10 10,162
JPMorgan Chase & Co.
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 20 20,489
Security
Par (000)
Par (000) Value
Banks (continued)
Series R, (LIBOR USD 3 Month + 3.30%),
6.00% ...................... USD 4 $ 4,170
Series FF, (SOFR + 3.38%), 5.00% .... 71 72,953
Series HH, (SOFR + 3.13%), 4.60% .... 26 26,682
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 35 35,963
259,635
Capital Markets — 0.5%
(g)(h)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 59 59,590
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 70 72,625
132,215
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(g)
(h)
........................... 10 11,400
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(g)(h)
..................... 17 17,219
Total Capital Trusts — 1.7%
(Cost: $409,192) ................................ 420,469
Total Long-Term Investments — 95.5%
(Cost: $22,963,768) .............................. 23,735,136
Shares
Shares
Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(p)(q)
................. 352,402 352,402
Total Short-Term Securities — 1.4%
(Cost: $352,402) ................................ 352,402
Total Investments — 96.9%
(Cost: $23,316,170 ) .............................. 24,087,538
Other Assets Less Liabilities — 3.1% ................... 763,925
Net Assets — 100.0% .............................. $ 24,851,463
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $23,071, representing 0.09% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Perpetual security with no stated maturity date.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Annualized 7-day yield as of period end.

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(continued)
December 31, 2021
(q)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 171,880 $ 180,522 $ — $ — $ — $ 352,402 352,402 $ 51 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 413 $ 38,698 $ 36,584 $ 2,114
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (60) $ (242) $ 182
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (235) (552) 317
$ (295) $ (794) $ 499
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 36,584 $ — $ 2,114 $ —
OTC Swaps ................................................................... — (794) 499 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. $ — $ 2,114 $ — $ — $ — $ — $ 2,114
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 499 — — — — 499
$ — $ 2,613 $ — $ — $ — $ — $ 2,613
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 794 — — — — 794

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,141) $ — $ — $ — $ (1,141)
Forward foreign currency exchange contracts .... — — — (25,656) — — (25,656)
Swaps .............................. — (567) — — — — (567)
$ — $ (567) $ (1,141) $ (25,656) $ — $ — $ (27,364)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... — — — (2,564) — — (2,564)
Swaps .............................. — 2,827 — — — — 2,827
$ — $ 2,827 $ — $ (2,564) $ — $ — $ 263
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ —
(a)
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ 357,567
Credit default swaps
Average notional value — buy protection ................................................................................... 1,114
Average notional value — sell protection ................................................................................... 117,250
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Swaps — Centrally cleared ............................................................................. $ 632 $ —
Swaps — OTC
(a)
.................................................................................... 499 794
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,131 $ 794
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(632) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 499 $ 794
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Barclays Bank plc ................................ $ 499 $ (499) $ — $ — $ —

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
Barclays Bank plc ................................ $ 794 $ (499) $ — $ — $ 295
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Auto Components ...................................... $ 8,050 $ — $ — $ 8,050
Building Products ....................................... 786 — — 786
Chemicals ............................................ 57,620 — — 57,620
Communications Equipment ................................ 5,663 — — 5,663
Electrical Equipment ..................................... 23,936 23,071 — 47,007
Equity Real Estate Investment Trusts (REITs) .................... 143,118 — — 143,118
Hotels, Restaurants & Leisure .............................. 14,040 — — 14,040
Life Sciences Tools & Services .............................. 64,171 — — 64,171
Media ............................................... 26,593 — — 26,593
Metals & Mining ........................................ 30,465 — — 30,465
Oil, Gas & Consumable Fuels ............................... 276,288 — — 276,288
Road & Rail ........................................... 9,644 — — 9,644
Semiconductors & Semiconductor Equipment .................... 13,579 — — 13,579
Software ............................................. 22,743 — — 22,743
Corporate Bonds ........................................ — 20,837,387 — 20,837,387
Floating Rate Loan Interests
Aerospace & Defense .................................... — 96,214 — 96,214
Airlines .............................................. — 80,714 — 80,714
Chemicals ............................................ — 102,026 — 102,026
Commercial Services & Supplies ............................. — 172,159 13,130 185,289
Construction Materials .................................... — 24,340 — 24,340
Diversified Financial Services ............................... — 117,429 — 117,429
Diversified Telecommunication Services ........................ — 50,230 — 50,230
Entertainment ......................................... — — 33,323 33,323
Health Care Providers & Services ............................ — 47,735 — 47,735
Health Care Technology .................................. — 100,663 — 100,663
Hotels, Restaurants & Leisure .............................. — 31,457 — 31,457
Industrial Conglomerates .................................. — 21,092 — 21,092
Machinery ............................................ — 117,119 — 117,119
Media ............................................... — 430,570 — 430,570
Oil, Gas & Consumable Fuels ............................... — 149,442 — 149,442
Pharmaceuticals ....................................... — 39,245 — 39,245
Software ............................................. — 125,601 — 125,601
Investment Companies .................................... 4,254 — — 4,254
Other Interests .......................................... — 770 — 770
Capital Trusts ........................................... — 420,469 — 420,469
Short-Term Securities ....................................... 352,402 — — 352,402
Unfunded Floating Rate Loan Interests
(a)
.............................. — 192 — 192
$ 1,053,352 $ 22,987,925 $ 46,453 $ 24,087,730
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,613 $ — $ 2,613
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.9%
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30 ............ USD 500 $ 500,236
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31 ...................... 396 395,572
Total Asset-Backed Securities — 1.9%
(Cost: $896,011) ................................ 895,808
Foreign Government Obligations — 0.0%
Austria — 0.0%
Republic of Austria, 2.10%
,
09/20/17
(b)(c)
... EUR 5 8,772
Total Foreign Government Obligations — 0.0%
(Cost: $10,757) ................................ 8,772
Non-Agency Mortgage-Backed Securities — 8.7%
Commercial Mortgage-Backed Securities — 8.0%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.99%, 09/15/34
(a)(b)
......... USD 121 120,853
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.26%, 10/15/35
(a)(b)
128 128,063
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.16%, 09/15/38
(a)(b)
131 130,750
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(a)
.. 83 83,447
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(a)
.. 255 254,519
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.46%, 11/15/32
(a)
.. 113 112,902
Series 2020-VIV4, Class A, 2.84%, 03/09/44 160 164,196
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 1.02%, 12/15/28
(a)
.. 133 132,960
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 275 289,455
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.31%, 01/15/34
(a)
.. 30 29,765
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.39%, 06/15/23
(a)
.. 50 49,957
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 140 139,983
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.22%, 12/10/49
(a)
... 50 53,505
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 19 20,824
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 350 356,815
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
..................... 100 100,794
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 42 46,199
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 134 143,338
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 1.26%,
11/15/38
(a)(b)
.................... 146 146,027
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.91%, 02/15/38
(a)(b)
......... 100 99,880
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.14%,
12/15/36
(a)(b)
.................... USD 90 $ 89,890
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/37 .... 170 170,566
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 0.98%, 11/15/36 ... 154 153,963
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.05%, 12/15/36 ... 126 125,938
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 103,602
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.48%,
10/15/33
(a)(b)
.................... 100 99,969
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.06%,
11/15/38
(a)(b)
.................... 136 135,836
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 34 38,165
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(b)
.. 130 129,753
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 05/15/31
(a)(b)
... 140 139,916
3,791,830
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.74%,
10/15/54
(b)
..................... 110 5,997
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.62%, 10/15/53 .......... 1,016 103,432
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.56%, 06/15/52 .. 1,535 144,963
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ...... 982 88,221
342,613
Total Non-Agency Mortgage-Backed Securities — 8.7%
(Cost: $4,135,432) .............................. 4,134,443
U.S. Government Sponsored Agency Securities — 55.5%
Agency Obligations — 0.9%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 459,682
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.13%, 01/25/30
(a)
................ 177 13,893
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 85 91,157
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.80%, 07/20/39
(a)
............. 60 68,971
174,021
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 141 146,264

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... USD 127 $ 132,427
278,691
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 105 15,611
Series 2020-32, Class PI, 4.00%, 05/25/50 119 17,576
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 143 18,917
Series 2020-146, Class DI, 2.50%, 10/20/50 158 17,547
Series 2020-162, Class TI, 2.50%, 10/20/50 326 34,257
Series 2020-175, Class DI, 2.50%, 11/20/50 88 10,101
Series 2020-185, Class MI, 2.50%, 12/20/50 183 22,218
136,227
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
345 3
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
Series K094, Class X1, 0.88%, 06/25/29 . 183 10,674
Series K105, Class X1, 1.52%, 03/25/53 . 551 59,108
Series K107, Class X1, 1.59%, 01/25/30 . 161 17,984
Series K109, Class X1, 1.58%, 04/25/30 . 123 13,791
Series K113, Class X1, 1.39%, 06/25/30 . 200 20,269
Series K115, Class X1, 1.33%, 06/25/30 . 256 24,993
Series K116, Class X1, 1.43%, 07/25/30 . 100 10,295
Series K119, Class X1, 0.93%, 09/25/30 . 150 10,436
Series K120, Class X1, 1.04%, 10/25/30 . 735 57,084
Series K122, Class X1, 0.88%, 11/25/30 . 219 14,749
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.81%, 01/25/58
(a)
......... 224 38,498
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2002-83, 0.00%, 10/16/42
(d)
..... 208 2
Series 2003-17, 0.00%, 03/16/43
(d)
..... 189 2
Series 2003-109, 0.00%, 11/16/43 ..... 351 14
Series 2016-22, 0.72%, 11/16/55 ...... 1,153 35,631
Series 2016-45, 0.80%, 02/16/58 ...... 557 24,477
Series 2016-92, 0.62%, 04/16/58 ...... 146 5,653
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 ......... 671 39,589
Series 2016-151, 1.01%, 06/16/58 ..... 521 26,185
Series 2017-30, 0.55%, 08/16/58 ...... 247 8,248
Series 2017-61, 0.78%, 05/16/59 ...... 182 8,850
Series 2017-64, 0.75%, 11/16/57 ...... 161 8,082
434,617
Mortgage-Backed Securities — 52.4%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 102 106,092
3.00%, 09/01/27 - 12/01/46 .......... 172 181,081
3.50%, 04/01/31 - 01/01/48 .......... 233 251,101
4.00%, 08/01/40 - 12/01/45 .......... 31 33,407
4.50%, 02/01/39 - 07/01/47 .......... 111 122,191
5.00%, 11/01/41 ................. 48 54,090
5.50%, 06/01/41 ................. 54 62,229
8.00%, 03/01/30 - 06/01/31 .......... 9 8,930
Federal National Mortgage Association
3.50%, 11/01/46 ................. 98 105,029
4.00%, 01/01/41 ................. 3 3,081
Government National Mortgage Association
2.00%, 01/15/52
(e)
................ 1,371 1,383,378
2.50%, 01/15/52 - 02/15/52
(e)
......... 1,004 1,027,712
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 02/15/45 ................. USD 15 $ 15,570
3.00%, 01/15/52
(e)
................ 1,325 1,371,302
3.50%, 01/15/42 - 04/20/48 .......... 656 693,636
3.50%, 01/15/52
(e)
................ 100 104,125
4.00%, 10/20/40 - 06/20/50 .......... 1,118 1,196,104
4.50%, 12/20/39 - 08/20/50 .......... 437 481,069
5.00%, 07/15/39 - 07/20/44 .......... 37 42,402
5.00%, 01/15/52
(e)
................ 126 134,338
Uniform Mortgage-Backed Securities
1.50%, 01/25/37 - 01/25/52
(e)
......... 1,245 1,224,721
2.00%, 10/01/31 - 11/01/50 .......... 83 84,477
2.00%, 01/25/37 - 02/25/52
(e)
......... 4,715 4,698,919
2.50%, 04/01/30 - 10/01/35 .......... 394 410,349
2.50%, 01/25/37 - 02/25/52
(e)
......... 4,934 5,026,723
3.00%, 04/01/29 - 08/01/50 .......... 1,347 1,419,845
3.00%, 01/25/37 - 02/25/52
(e)
......... 1,001 1,036,455
3.50%, 08/01/30 - 08/01/50 .......... 701 749,048
3.50%, 01/25/37 - 01/25/52
(e)
......... 506 532,356
4.00%, 09/01/33 - 06/01/50 .......... 701 764,463
4.00%, 01/25/52 - 02/25/52
(e)
......... 690 734,037
4.50%, 06/01/26 - 07/01/48 .......... 373 411,351
4.50%, 01/25/52
(e)
................ 13 13,926
5.00%, 02/01/35 - 12/01/43 .......... 114 128,747
5.00%, 01/25/52
(e)
................ 4 4,359
5.50%, 09/01/36 - 09/01/39 .......... 158 178,567
6.00%, 04/01/35 - 09/01/40 .......... 118 135,529
6.50%, 05/01/40 ................. 25 28,393
24,959,132
Total U.S. Government Sponsored Agency Securities — 55.5%
(Cost: $26,398,385) .............................. 26,442,370
U.S. Treasury Obligations — 39.8%
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 160 219,363
4.50%, 08/15/39 ................. 160 225,950
4.38%, 11/15/39 ................. 160 222,994
1.75%, 08/15/41 ................. 1 1,357
3.13%, 02/15/43 ................. 610 735,217
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,406,675
3.63%, 08/15/43 ................. 610 791,284
3.75%, 11/15/43 ................. 610 806,701
3.00%, 02/15/48 ................. 590 720,123
2.25%, 08/15/49 ................. 727 778,089
1.63%, 11/15/50 ................. 105 97,826
U.S. Treasury Notes
1.50%, 01/31/22 - 08/15/26 .......... 4,050 4,071,841
1.75%, 04/30/22 - 07/31/24 .......... 2,705 2,727,395
2.13%, 12/31/22 - 05/15/25 .......... 2,470 2,534,891
2.00%, 02/15/25 ................. 1,470 1,514,100
2.25%, 08/15/27 ................. 1,180 1,237,802
2.88%, 08/15/28 ................. 350 382,238
3.13%, 11/15/28 ................. 350 389,033
1.63%, 08/15/29 ................. 125 126,811
Total U.S. Treasury Obligations — 39.8%
(Cost: $18,107,686) .............................. 18,989,690
Total Long-Term Investments — 105.9%
(Cost: $49,548,271) .............................. 50,471,083

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 29.9%
Money Market Funds — 20.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(f)(g)
................. 9,926,837 $ 9,926,837
Total Money Market Funds — 20.8%
(Cost: $9,926,837) .............................. 9,926,837
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 9.1%
Federal Home Loan Bank Discount Notes,
0.13%, 06/17/22
(h)
............... USD 4,300 4,296,261
Total U.S. Government Sponsored Agency Securities — 9.1%
(Cost: $4,297,367) .............................. 4,296,261
Total Short-Term Securities — 29.9%
(Cost: $14,224,204) .............................. 14,223,098
Total Options Purchased — 0.0%
(Cost: $13,092) ................................ 9,649
Total Investments Before Options Written and TBA Sale
Commitments — 135.8%
(Cost: $63,785,567 ) .............................. 64,703,830
Total Options Written — (0.3)%
(Premium Received — $173,359) .................... (132,251)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (10.4)%
(e)
Mortgage-Backed Securities — (10.4)%
Government National Mortgage Association
4.00% ,  01/15/52 ................. USD 51 $ (53,705)
4.50% ,  01/15/52 ................. 409 (431,971)
Uniform Mortgage-Backed Securities
2.00% ,  01/25/37 - 01/25/52 .......... 1,663 (1,669,084)
2.50% ,  01/25/37 - 02/25/52 .......... 2,047 (2,088,123)
3.00% ,  01/25/37 - 01/25/52 .......... 387 (402,237)
3.50% ,  01/25/37 ................. 4 (4,210)
4.00% ,  01/25/52 ................. 188 (199,970)
4.50% ,  01/25/52 ................. 115 (123,192)
Total TBA Sale Commitments — (10.4)%
(Proceeds: $4,975,786) ........................... (4,972,492)
Total Investments Net of Options Written and TBA Sale
Commitments — 125.1%
(Cost: $58,636,422 ) .............................. 59,599,087
Liabilities in Excess of Other Assets — (25.1)% ........... (11,954,958)
Net Assets — 100.0% .............................. $ 47,644,129
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 9,926,837 $ — $ — $ — $ 9,926,837 9,926,837 $ 290 $ —
— —
(a)
Represents net amount purchased (sold).

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 10 03/22/22 $ 1,303 $ (2,553)
U.S. Treasury Ultra Bond .................................................... 3 03/22/22 588 (568)
U.S. Treasury 2 Year Note .................................................... 41 03/31/22 8,943 (9,301)
U.S. Treasury 5 Year Note .................................................... 19 03/31/22 2,297 (3,047)
(15,469)
Short Contracts
Euro- Buxl ............................................................... 1 03/08/22 235 10,702
U.S. Treasury 10 Year Ultra Note ............................................... 4 03/22/22 584 2,867
U.S. Treasury Long Bond .................................................... 5 03/22/22 800 (10,673)
2,896
$ (12,573)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 10,000 USD 7,239 Bank of America NA 01/18/22 $ 37
AUD 10,000 USD 7,150 Deutsche Bank AG 01/18/22 127
CLP 8,597,192 USD 10,000 Natwest Markets plc 01/18/22 72
MXN 208,164 USD 10,000 Barclays Bank plc 01/18/22 142
ZAR 160,794 USD 10,000 Goldman Sachs International 01/18/22 70
AUD 171,850 USD 124,145 Morgan Stanley & Co. International plc 03/16/22 907
BRL 347,880 USD 60,000 Deutsche Bank AG 03/16/22 1,380
MXN 2,605,030 USD 122,418 HSBC Bank plc 03/16/22 3,230
ZAR 990,815 USD 61,209 Citibank NA 03/16/22 350
6,315
KZT 574,081 USD 1,320 Citibank NA 01/10/22 (8)
RUB 742,772 USD 10,000 Goldman Sachs International 01/18/22 (128)
USD 14,259 AUD 20,000 Standard Chartered Bank 01/18/22 (293)
USD 11,305 EUR 10,000 State Street Bank and Trust Co. 01/18/22 (83)
USD 10,000 MXN 210,835 Goldman Sachs International 01/18/22 (273)
USD 10,000 ZAR 160,798 Morgan Stanley & Co. International plc 01/18/22 (71)
RUB 8,998,800 USD 120,000 UBS AG 03/16/22 (1,542)
USD 18,783 CAD 24,000 Morgan Stanley & Co. International plc 03/16/22 (187)
(2,585)
$ 3,730
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Instant One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 3 $ 10
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 10 292
302
Put
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 3 28
$ 330
$ –

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures .............. 10 06/13/22 USD 99.25 USD 2,500 $ 1,563
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 % USD 1,000 $ 7,756
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 6 01/21/22 USD 131.00 USD 600 $ (2,064)
Put
90-day Eurodollar June 2022 Futures ............... 6 06/10/22 USD 98.00 USD 1,500 (825)
$ (2,889)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/28/22 1.75 % USD 500 $ (9,972)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 200 (4,049)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 1,000 (28,237)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,000 (41,769)
(84,027)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Bank of America NA 02/28/22 1.75 USD 500 (3,182)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (1,303)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,000 (8,805)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 2,200 (12,663)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 USD 5,500 (3,748)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,000 (15,634)
(45,335)
$ (129,362)
(a)
Forward settling swaption.

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.71% Semi-Annual 3 month LIBOR Quarterly 11/03/23 USD 1,170 $ 2,402 $ — $ 2,402
0.51% Semi-Annual 3 month LIBOR Quarterly 04/07/24 USD 64 666 — 666
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 400 (4,247) — (4,247)
$ (1,179) $ — $ (1,179)
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 225 $ (15,680) $ — $ (15,680)
1 month USCPI At Termination 2.54% At Termination 06/18/31 USD 241 $ (13,514) — $ (13,514)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 102 $ 394 — $ 394
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 102 $ 275 — $ 275
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 107 $ (1,091) — $ (1,091)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 107 $ (1,060) — $ (1,060)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 45 $ (278) — $ (278)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 62 $ (210) — $ (210)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 54 $ 246 — $ 246
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 54 $ 444 — $ 444
$ (30,474) $ — $ (30,474)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.64% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/22/23 COP 52,884 $ (23) $ — $ (23)
5.69% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/23/23 COP 26,507 (17) — (17)
5.76% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/24/23 COP 25,860 (25) — (25)
5.80% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/29/23 COP 53,143 (54) — (54)
5.65% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/09/23 COP 26,443 — — –
5.62% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/13/23 COP 26,185 5 — 5
1 day IBR Quarterly 6.29% Quarterly
Goldman Sachs
International 11/22/26 COP 23,274 52 — 52
1 day IBR Quarterly 6.36% Quarterly JPMorgan Chase Bank NA 11/23/26 COP 11,637 34 — 34
1 day IBR Quarterly 6.41% Quarterly JPMorgan Chase Bank NA 11/24/26 COP 11,443 40 — 40
1 day IBR Quarterly 6.46% Quarterly
Goldman Sachs
International 11/29/26 COP 23,347 92 — 92
1 day IBR Quarterly 6.24% Quarterly
Goldman Sachs
International 12/09/26 COP 11,609 15 — 15
1 day IBR Quarterly 6.18% Quarterly
Goldman Sachs
International 12/13/26 COP 11,480 6 — 6
$ 125 $ — $ 125

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day IBR ........................................... Colombian Reference Banking Indicator 2.91%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 4,427 $ (36,080) $ —
OTC Swaps ..................................................... — — 244 (119) —
Options Written ................................................... N/A N/A 51,755 (10,647) (132,251)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 13,569 $ — $ 13,569
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,315 — — 6,315
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 330 9,319 — 9,649
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 3,068 1,359 4,427
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 244 — 244
$ — $ — $ — $ 6,645 $ 26,200 $ 1,359 $ 34,204
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 26,142 — 26,142
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,585 — — 2,585
Options written
(b)
Options written at value ..................... — — — — 132,251 — 132,251
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 4,247 31,833 36,080
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 119 — 119
$ — $ — $ — $ 2,585 $ 162,759 $ 31,833 $ 197,177
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 121,301 $ — $ 121,301
Forward foreign currency exchange contracts .... — — — (77,691) — — (77,691)
Options purchased
(a)
.................... — — — (9,675) 133,473 — 123,798
Options written ........................ — — — 6,565 60,790 — 67,355
Swaps .............................. — — — — (86,058) (47,452) (133,510)
$ — $ — $ — $ (80,801) $ 229,506 $ (47,452) $ 101,253
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — (32,061) — (32,061)
Forward foreign currency exchange contracts .... — — — 20,361 — — 20,361
Options purchased
(b)
.................... — — — (2,059) (6,441) — (8,500)
Options written ........................ — — — — 41,108 — 41,108
Swaps .............................. — — — — 50,146 (27,162) 22,984
$ — $ — $ — $ 18,302 $ 52,752 $ (27,162) $ 43,892
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 14,072,916
Average notional value of contracts — short ................................................................................. 5,339,345
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 1,187,090
Average amounts sold — in USD ........................................................................................ 283,171
Options
Average value of option contracts purchased ................................................................................ 130,911
Average value of option contracts written ................................................................................... 67,566
Average notional value of swaption contracts purchased ......................................................................... 1,272,750
Average notional value of swaption contracts written ........................................................................... 7,984,253
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 1,620,518
Average notional value — receives fixed rate ................................................................................ 580,324
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 860,409
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 8,408 $ 8,136
Forward foreign currency exchange contracts ................................................................. 6,315 2,585
Options
(a)(b)
........................................................................................ 9,649 132,251
Swaps — Centrally cleared ............................................................................. 3,519 —
Swaps — OTC
(c)
.................................................................................... 244 119
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 28,135 $ 143,091
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(13,490) (11,025)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 14,645 $ 132,066
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 37 $ (37) $ — $ — $ —
Barclays Bank plc ................................ 7,898 (7,898) — — —
Citibank NA .................................... 350 (8) — — 342
Deutsche Bank AG ............................... 1,507 (1,507) — — —
Goldman Sachs International ........................ 240 (240) — — —
HSBC Bank plc .................................. 3,522 — — — 3,522
JPMorgan Chase Bank NA .......................... 112 (42) — — 70
Morgan Stanley & Co. International plc .................. 907 (258) — — 649
Natwest Markets plc .............................. 72 — — — 72
$ 14,645 $ (9,990) $ — $ — $ 4,655
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 13,154 $ (37) $ — $ — $ 13,117
Barclays Bank plc ................................ 40,790 (7,898) — — 32,892
Citibank NA .................................... 8 (8) — — —
Deutsche Bank AG ............................... 75,418 (1,507) — — 73,911
Goldman Sachs International ........................ 478 (240) — — 238
JPMorgan Chase Bank NA .......................... 42 (42) — — —
Morgan Stanley & Co. International plc .................. 258 (258) — — —
Standard Chartered Bank ........................... 293 — — — 293
State Street Bank and Trust Co. ...................... 83 — — — 83
UBS AG ...................................... 1,542 — — — 1,542
$ 132,066 $ (9,990) $ — $ — $ 122,076
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 895,808 $ — $ 895,808
Foreign Government Obligations .............................. — 8,772 — 8,772
Non-Agency Mortgage-Backed Securities ........................ — 4,134,443 — 4,134,443
U.S. Government Sponsored Agency Securities .................... — 26,442,366 4 26,442,370
U.S. Treasury Obligations ................................... — 18,989,690 — 18,989,690
Short-Term Securities
Money Market Funds ...................................... 9,926,837 — — 9,926,837
U.S. Government Sponsored Agency Securities .................... — 4,296,261 — 4,296,261
Options Purchased
Foreign currency exchange contracts ........................... — 330 — 330
Interest rate contracts ...................................... 1,563 7,756 — 9,319
Liabilities
Investments
TBA Sale Commitments .................................... — (4,972,492) — (4,972,492)
$ 9,928,400 $ 49,802,934 $ 4 $ 59,731,338
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 6,315 $ — $ 6,315
Interest rate contracts ....................................... 13,569 3,312 — 16,881
Other contracts ........................................... — 1,359 — 1,359
Liabilities
Foreign currency exchange contracts ............................ — (2,585) — (2,585)
Interest rate contracts ....................................... (29,031) (133,728) — (162,759)
Other contracts ........................................... — (31,833) — (31,833)
$ (15,462) $ (157,160) $ — $ (172,622)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 230,469,668 $ 529,763,035 $ 275,876,513 $ 182,005,336
Investments, at value — affiliated
(d)
........................................... 4,438,979 86,532,633 4,192,365 14,931,341
Cash   ............................................................... — 25,913 876 545,852
Cash pledged:
Collateral — exchange-traded options written .................................... — 520,000 — 60,000
Futures contracts ...................................................... 117,000 1,629,000 — 1,270,000
Centrally cleared swaps .................................................. — 250,182 — 1,185,000
Foreign currency, at value
(e)
................................................ — 1,135,175 — 4,980
Receivables: – – – –
Investments sold ...................................................... — 36,767,519 — 281,901
Securities lending income — affiliated ........................................ 851 1,513 556 1,295
Swaps   ............................................................ — — — 61,813
TBA sale commitments .................................................. — 14,884,358 — —
Dividends — affiliated ................................................... 9 74,892 5 583
Dividends — unaffiliated ................................................. 116,922 176,100 14,561 59,836
Interest — unaffiliated ................................................... — 935,333 — 245,990
Variation margin on futures contracts ......................................... — 117,468 — 95,248
Swap premiums paid ..................................................... — 48,585 — 5,689
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 101,626 — 210,172
OTC swaps .......................................................... — 27,834 — 4,190
Unfunded floating rate loan interests ......................................... — — — 460
Unfunded SPAC PIPE commitments ......................................... — — — 6,464
Prepaid expenses ....................................................... 2,262 3,808 1,596 1,432
Total assets ...........................................................
235,145,691 672,994,974 280,086,472 200,977,582
LIABILITIES
Investments sold short, at value
(f)
............................................. — — — 237,318
Bank overdraft .......................................................... 1,743 — — —
Borrowed bonds, at value
(g)
................................................. — 4,971,665 — —
Collateral on securities loaned ............................................... 2,243,878 8,987,700 3,737,740 3,724,648
Options written, at value
(h)
.................................................. — 51,214 — 381,941
TBA sale commitments, at value
(i)
............................................ — 14,880,380 — —
Payables: – – – –
Investments purchased .................................................. — 91,124,404 — 3,401,234
Accounting services fees ................................................. 13,792 34,765 14,382 57,813
Capital shares redeemed ................................................. 9,425 8,774 9,270 3,430
Custodian fees ........................................................ 10,479 30,107 4,663 67,805
Deferred foreign capital gain tax ............................................ — — — 5,926
Interest expense ...................................................... — 10,680 — —
Investment advisory fees ................................................. 70,120 166,676 83,948 42,846
Directors' and Officer's fees ............................................... 1,728 2,032 1,811 1,788
Other affiliate fees ..................................................... 262 857 93 256
Professional fees ...................................................... 27,399 43,577 31,691 50,866
Transfer agent fees .................................................... 90,309 236,459 113,094 84,307
Other accrued expenses ................................................. 8,556 22,396 8,367 10,908
Variation margin on futures contracts ......................................... 6,873 200,416 — 62,986
Variation margin on centrally cleared swaps .................................... — 26,370 — 16,560
Swap premiums received .................................................. — 9,598 — 97
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 73,177 — 278,797
OTC swaps .......................................................... — 30,244 — 48,357
Unfunded floating rate loan interests ......................................... — 3 — 5
Total liabilities ..........................................................
2,484,564 120,911,494 4,005,059 8,477,888
NET ASSETS ..........................................................
$ 232,661,127 $ 552,083,480 $ 276,081,413 $ 192,499,694

Statements of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 183,624,318 $ 486,761,155 $ 147,297,980 $ 165,223,007
Accumulated earnings .................................................... 49,036,809 65,322,325 128,783,433 27,276,687
NET ASSETS ..........................................................
$ 232,661,127 $ 552,083,480 $ 276,081,413 $ 192,499,694
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................... $ 186,736,246 $ 468,541,672 $ 154,166,210 $ 152,986,334
(c)
  Securities loaned, at value ................................................ $ 2,168,160 $ 8,791,826 $ 3,640,633 $ 3,599,991
(d)
  Investments, at cost — affiliated ............................................ $ 4,438,979 $ 86,647,017 $ 4,192,365 $ 14,960,119
(e)
  Foreign currency, at cost ................................................. $ — $ 1,094,754 $ — $ 4,461
(f)
  Proceeds received from investments sold short, at value — unaffiliated .................. $ — $ — $ — $ 196,056
(g)
  Proceeds received from borrowed bonds ...................................... $ — $ 5,230,888 $ — $ —
(h)
  Premiums received .................................................... $ — $ 36,085 $ — $ 591,214
(i)
  Proceeds from TBA sale commitments ........................................ $ — $ 14,884,358 $ — $ —

Statements of Assets and Liabilities
(continued)
December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSET VALUE
Net assets .....................................................
$ 232,661,127 $ 552,083,480 $ 276,081,413 $ 192,499,694
Shares outstanding ..............................................
8,540,327 33,120,926 4,827,074 11,425,673
Net asset value .................................................
$ 27.24 $ 16.67 $ 57.19 $ 16.85
Shares authorized ...............................................
100 million 300 million 100 million 100 million
Par value .....................................................
$ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 66,368,769 $ 23,735,136 $ 54,776,993
Investments, at value — affiliated
(b)
........................................................... — 352,402 9,926,837
Cash   ............................................................................... 3,938,570 12,466 3,199
Cash pledged:
Futures contracts ...................................................................... — — 64,000
Centrally cleared swaps .................................................................. — 34,000 77,000
Foreign currency, at value
(c)
................................................................ — 454,267 207,769
Repurchase agreements, at value — unaffiliated
(d)
................................................. 37,000,000 — —
Receivables: – – –
Investments sold ...................................................................... — 73,553 8,294,387
TBA sale commitments .................................................................. — — 4,975,786
Capital shares sold ..................................................................... — 41,152 91
Dividends — affiliated ................................................................... — 2 45
Dividends — unaffiliated ................................................................. — 2,414 —
Interest — unaffiliated ................................................................... 9,858 329,312 206,442
From the Manager ..................................................................... — 8,280 —
Variation margin on futures contracts ......................................................... — — 8,408
Variation margin on centrally cleared swaps .................................................... — 632 3,519
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 6,315
OTC swaps .......................................................................... — 499 244
Unfunded floating rate loan interests ......................................................... — 192 —
Prepaid expenses ....................................................................... 5,878 457 832
Other assets ........................................................................... — 352 —
Total assets ...........................................................................
107,323,075 25,045,116 78,551,867
LIABILITIES
Options written, at value
(e)
.................................................................. — — 132,251
TBA sale commitments, at value
(f)
............................................................ — — 4,972,492
Payables: – – –
Investments purchased .................................................................. 3,403,124 10,918 25,607,941
Accounting services fees ................................................................. 9,207 29,207 16,795
Capital shares redeemed ................................................................. 2,765 115 42,891
Custodian fees ........................................................................ 3,341 6,080 8,640
Income dividend distributions .............................................................. — 96,628 31,684
Investment advisory fees ................................................................. — — 12,282
Directors' and Officer's fees ............................................................... 1,722 2,249 872
Other affiliate fees ..................................................................... 312 65 156
Professional fees ...................................................................... 30,661 29,619 42,388
Registration fees ...................................................................... 2,933 — 229
Transfer agent fees .................................................................... 78,070 12,294 22,984
Other accrued expenses ................................................................. 5,152 5,684 5,293
Variation margin on futures contracts ......................................................... — — 8,136
Swap premiums received .................................................................. — 794 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 2,585
OTC swaps .......................................................................... — — 119
Total liabilities ..........................................................................
3,537,287 193,653 30,907,738
NET ASSETS ..........................................................................
$ 103,785,788 $ 24,851,463 $ 47,644,129

Statements of Assets and Liabilities
(continued)
December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 103,785,242 $ 25,531,224 $ 48,022,162
Accumulated earnings (loss) ................................................................ 546 (679,761) (378,033)
NET ASSETS ..........................................................................
$ 103,785,788 $ 24,851,463 $ 47,644,129
(a)
  Investments, at cost — unaffiliated .......................................................... $ 66,368,769 $ 22,963,768 $ 53,858,730
(b)
  Investments, at cost — affiliated ............................................................ $ — $ 352,402 $ 9,926,837
(c)
  Foreign currency, at cost ................................................................. $ — $ 450,403 $ 203,489
(d)
  Repurchase agreements, at cost ........................................................... $ 37,000,000 $ — $ —
(e)
  Premiums received .................................................................... $ — $ — $ 173,359
(f)
  Proceeds from TBA sale commitments ........................................................ $ — $ — $ 4,975,786

Statements of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
NET ASSET VALUE
Net assets ......................................................................
$ 103,785,788 $ 24,851,463 $ 47,644,129
Shares outstanding ...............................................................
103,785,248 4,446,451 4,244,982
Net asset value ..................................................................
$ 1.00 $ 5.59 $ 11.22
Shares authorized ................................................................
2 billion 100 million 100 million
Par value ......................................................................
$ 0.10 $ 0.10 $ 0.10

Statements of Operations
Year Ended December 31, 2021

Financial Statements
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 511 $ 617,363 $ 108 $ 162,167
Dividends — unaffiliated ................................................. 2,826,411 4,238,649 1,177,282 2,421,056
Interest — unaffiliated ................................................... — 3,522,671 — 1,394,796
Securities lending income — affiliated — net ................................... 28,693 44,162 19,776 32,150
Foreign taxes withheld .................................................. (286) (3,360) (12,098) (153,296)
Total investment income ...................................................
2,855,329 8,419,485 1,185,068 3,856,873
EXPENSES
Investment advisory .................................................... 781,862 1,943,733 959,217 729,765
Transfer agent ........................................................ 297,584 765,421 374,254 303,760
Accounting services .................................................... 50,284 143,280 59,233 208,135
Professional ......................................................... 46,643 77,102 61,809 116,180
Custodian ........................................................... 30,205 100,270 14,169 332,078
Directors and Officer ................................................... 8,391 9,187 8,576 8,433
Miscellaneous ........................................................ 15,850 69,545 28,144 37,116
Total expenses excluding dividend expense and interest expense .......................
1,230,819 3,108,538 1,505,402 1,735,467
Dividend expense — unaffiliated ............................................. — — — 13,555
Interest expense ........................................................ — 81,788 — —
Total expenses .........................................................
1,230,819 3,190,326 1,505,402 1,749,022
Less: – – – –
Transfer agent fees reimbursed ............................................ (206,060) (545,509) (263,039) (298,633)
Fees waived and/or reimbursed by the Manager ................................. (1,338) (13,470) (287) (289,039)
Total expenses after fees waived and/or reimbursed ................................
1,023,421 2,631,347 1,242,076 1,161,350
Net investment income (loss) ................................................
1,831,908 5,788,138 (57,008) 2,695,523
REALIZED AND UNREALIZED GAIN (LOSS) $ 51,863,592 $ 76,811,442 $ 50,694,547 $ 10,571,876
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (2,266) $ 63,481 $ (2,912) $ 394,782
Investments — unaffiliated
(b)
............................................ 42,191,774 70,695,313 45,163,185 26,611,477
Borrowed bonds .................................................... — 763 — —
Capital gain distributions from underlying funds — affiliated ........................ — 33,075 — —
Forward foreign currency exchange contracts ................................. — (305,876) — (1,245,051)
Foreign currency transactions ........................................... — 84,345 (387) (54,855)
Futures contracts .................................................... 1,102,352 5,664,312 — (7,227,257)
Options written ..................................................... — 383,936 — 2,135,555
Short sales — unaffiliated .............................................. — — — 69,184
Swaps   .......................................................... — (522,562) — 62,075
43,291,860 76,096,787 45,159,886 20,745,910
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... — (212,301) — (442,808)
Investments — unaffiliated
(c)
............................................ 8,682,887 977,035 5,534,912 (10,501,121)
Borrowed bonds .................................................... — 142,300 — —
Forward foreign currency exchange contracts ................................. — 116,332 — (351,705)
Foreign currency translations ............................................ — (9,854) (251) 43,775
Futures contracts .................................................... (111,155) (234,242) — 242,024
Options written ..................................................... — (14,485) — 164,263
Short sales — unaffiliated .............................................. — (2) — (82,477)
Swaps   .......................................................... — (50,125) — 747,096
Unfunded floating rate loan interests ....................................... — (3) — 455
Unfunded SPAC PIPE commitments ....................................... — — — 6,464
8,571,732 714,655 5,534,661 (10,174,034)
Net realized and unrealized gain .............................................
51,863,592 76,811,442 50,694,547 10,571,876
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 53,695,500 $ 82,599,580 $ 50,637,539 $ 13,267,399
(a)
  Consolidated Statement of Operations.
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ................. $ — $ (2,468) $ — $ (42,211)
(c)
Net of reduction in deferred foreign capital gain tax of .............................. $ — $ — $ — $ 23,873
See notes to financial statements.

Statements of Operations
(continued)
Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ — $ 51 $ 290
Dividends — unaffiliated ................................................................. — 19,871 —
Interest — unaffiliated ................................................................... 83,060 1,445,203 632,826
Other income — unaffiliated .............................................................. 6,307 — —
Foreign taxes withheld .................................................................. — — (117)
Total investment income ...................................................................
89,367 1,465,125 632,999
EXPENSES
Investment advisory .................................................................... 391,292 99,638 179,348
Professional ......................................................................... 57,311 66,609 66,033
Accounting services .................................................................... 37,086 153,693 65,121
Transfer agent ........................................................................ 16,568 41,745 75,296
Custodian ........................................................................... 10,880 17,762 19,562
Directors and Officer ................................................................... 8,206 — —
Miscellaneous ........................................................................ 21,912 22,740 11,871
Total expenses excluding interest expense .......................................................
543,255 402,187 417,231
Interest expense ........................................................................ — — 664
Total expenses .........................................................................
543,255 402,187 417,895
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (442,329) (227,976) (102,909)
Transfer agent fees reimbursed ............................................................ (11,568) (36,745) (68,850)
Total expenses after fees waived and/or reimbursed ................................................
89,358 137,466 246,136
Net investment income ....................................................................
9 1,327,659 386,863
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,926 $ 231,203 $ (1,074,562)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 1,926 $ 883,759 $ 87,808
Forward foreign currency exchange contracts ................................................. — (25,656) (77,691)
Foreign currency transactions ........................................................... — (10,106) 4,604
Futures contracts .................................................................... — (1,141) 121,301
Options written ..................................................................... — — 67,355
Swaps   .......................................................................... — (567) (133,510)
1,926 846,289 69,867
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. — (619,355) (1,194,373)
Forward foreign currency exchange contracts ................................................. — (2,564) 20,361
Foreign currency translations ............................................................ — 3,814 (2,448)
Futures contracts .................................................................... — — (32,061)
Options written ..................................................................... — — 41,108
Swaps   .......................................................................... — 2,827 22,984
Unfunded floating rate loan interests ....................................................... — 192 —
— (615,086) (1,144,429)
Net realized and unrealized gain (loss) .........................................................
1,926 231,203 (1,074,562)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ 1,935 $ 1,558,862 $ (687,699)
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Advantage Large Cap Core
Portfolio BlackRock Balanced Capital Portfolio
Year Ended December 31, Year Ended December 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,831,908 $ 2,117,613 $ 5,788,138 $ 7,492,780
Net realized gain ........................................................ 43,291,860 17,311,044 76,096,787 40,696,582
Net change in unrealized appreciation (depreciation) ................................ 8,571,732 13,781,837 714,655 23,384,561
Net increase in net assets resulting from operations ...................................
53,695,500 33,210,494 82,599,580 71,573,923
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(43,635,511) (17,311,283) (83,358,664) (44,587,034)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
26,435,080 (8,640,098) 29,071,679 (3,838,260)
NET ASSETS
Total increase in net assets ................................................... 36,495,069 7,259,113 28,312,595 23,148,629
Beginning of year ..........................................................
196,166,058 188,906,945 523,770,885 500,622,256
End of year ..............................................................
$ 232,661,127 $ 196,166,058 $ 552,083,480 $ 523,770,885
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Capital Appreciation Portfolio BlackRock Global Allocation Portfolio
(a)
Year Ended December 31, Year Ended December 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ (57,008) $ (12,799) $ 2,695,523 $ 1,944,372
Net realized gain ........................................................ 45,159,886 22,973,719 20,745,910 10,080,358
Net change in unrealized appreciation (depreciation) ................................ 5,534,661 51,261,389 (10,174,034) 23,254,464
Net increase in net assets resulting from operations ...................................
50,637,539 74,222,309 13,267,399 35,279,194
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .........................
(44,528,696) (18,235,911) (23,965,189) (14,667,909)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
22,732,717 (4,684,476) 2,656,095 (5,652,210)
NET ASSETS
Total increase (decrease) in net assets ........................................... 28,841,560 51,301,922 (8,041,695) 14,959,075
Beginning of year ..........................................................
247,239,853 195,937,931 200,541,389 185,582,314
End of year ..............................................................
$ 276,081,413 $ 247,239,853 $ 192,499,694 $ 200,541,389
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Government Money Market
Portfolio BlackRock High Yield Portfolio
Year Ended December 31, Year Ended December 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 9 $ 303,547 $ 1,327,659 $ 1,525,226
Net realized gain ........................................................ 1,926 1,978 846,289 79,442
Net change in unrealized appreciation (depreciation) ................................ — — (615,086) 448,858
Net increase in net assets resulting from operations ...................................
1,935 305,525 1,558,862 2,053,526
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain: ................................. (6,685) (303,547) (1,327,555) (1,531,302)
Return of capital: ........................................................ — — (12,493) —
Decrease in net assets resulting from distributions to shareholders .........................
(6,685) (303,547) (1,340,048) (1,531,302)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(5,124,383) (3,541,319) (4,286,279) (2,276,026)
NET ASSETS
Total decrease in net assets .................................................. (5,129,133) (3,539,341) (4,067,465) (1,753,802)
Beginning of year ..........................................................
108,914,921 112,454,262 28,918,928 30,672,730
End of year ..............................................................
$ 103,785,788 $ 108,914,921 $ 24,851,463 $ 28,918,928
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 386,863 $ 952,875
Net realized gain ...................................................................................... 69,867 1,715,179
Net change in unrealized appreciation (depreciation) .............................................................. (1,144,429) 884,224
Net increase (decrease) in net assets resulting from operations .........................................................
(687,699) 3,552,278
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(591,044) (1,114,751)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(4,852,345) (2,995,397)
NET ASSETS
Total decrease in net assets ................................................................................ (6,131,088) (557,870)
Beginning of year ........................................................................................
53,775,217 54,333,087
End of year ............................................................................................
$ 47,644,129 $ 53,775,217
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year .............................
$ 26.14 $ 23.90 $ 19.76 $ 24.31 $ 27.15
Net investment income (loss)
(a)
................................
0.25 0.28 0.35 0.38
(b)
0.40
Net realized and unrealized gain (loss) ..........................
6.98 4.43 5.38 (1.62) 5.58
Net increase (decrease) from investment operations ...................
7.23 4.71 5.73 (1.24) 5.98
Distributions
(c)
– – – – –
From net investment income .................................
(0.25) (0.34) (0.34) (0.39) (0.41)
From net realized gain ......................................
(5.88) (2.13) (1.25) (2.92) (8.41)
Total distributions ..........................................
(6.13) (2.47) (1.59) (3.31) (8.82)
Net asset value, end of year ..................................
$ 27.24 $ 26.14 $ 23.90 $ 19.76 $ 24.31
Total Return
(d)
28.43% 19.99% 29.09% (5.11)% —
Based on net asset value .....................................
28.43% 19.99% 29.09% (5.11)% 22.24%
Ratios to A verage Net Assets
(e)
Total expenses ............................................
0.57% 0.59% 0.60% 0.63% 0.63%
Total expenses after fees waived and/or reimbursed ...................
0.47% 0.49% 0.50% 0.50% 0.50%
Net investment income ......................................
0.85% 1.18% 1.52% 1.51%
(b)
1.35%
Supplemental Data
Net assets, end of year (000) ...................................
$ 232,661 $ 196,166 $ 188,907 $ 161,413 $ 187,538
Portfolio turnover rate .......................................
116% 124% 131% 151% 154%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Balanced Capital Portfolio
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year .............................
$ 16.79 $ 15.86 $ 13.97 $ 15.81 $ 16.87
Net investment income (loss)
(a)
................................
0.19 0.25 0.33 0.32 0.31
Net realized and unrealized gain (loss) ..........................
2.59 2.23 2.75 (0.73) 2.14
Net increase (decrease) from investment operations ...................
2.78 2.48 3.08 (0.41) 2.45
Distributions
(b)
– – – – –
From net investment income .................................
(0.19) (0.29) (0.33) (0.31) (0.34)
From net realized gain ......................................
(2.71) (1.26) (0.86) (1.12) (3.17)
Total distributions ..........................................
(2.90) (1.55) (1.19) (1.43) (3.51)
Net asset value, end of year ..................................
$ 16.67 $ 16.79 $ 15.86 $ 13.97 $ 15.81
Total Return
(c)
16.65% 15.75% 22.06% (2.66)% —
Based on net asset value .....................................
16.65% 15.75% 22.06% (2.66)% 14.59%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.59% 0.61% 0.63% 0.64% 0.66%
Total expenses after fees waived and/or reimbursed ...................
0.49% 0.50% 0.52% 0.52% 0.53%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.48% 0.48% 0.49% 0.49% 0.49%
Net investment income ......................................
1.08% 1.56% 2.08% 1.98% 1.75%
Supplemental Data
Net assets, end of year (000) ...................................
$ 552,083 $ 523,771 $ 500,622 $ 453,030 $ 511,193
Portfolio turnover rate
(e)
......................................
343% 345% 320% 280% 332%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 218% 238% 228% 211% 248%

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Capital Appreciation Portfolio
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year .............................
$ 56.30 $ 43.39 $ 36.63 $ 40.56 $ 33.61
Net investment income (loss)
(a)
................................
(0.01) (0.00)
(b)
0.06 0.15
(c)
0.12
(d)
Net realized and unrealized gain (loss) ..........................
11.61 17.32 11.86 0.83 11.11
Net increase from investment operations ...........................
11.60 17.32 11.92 0.98 11.23
Distributions
(e)
– – – – –
From net investment income .................................
(0.02) (0.01) (0.05) (0.14) (0.12)
From net realized gain ......................................
(10.69) (4.40) (5.11) (4.77) (4.16)
Total distributions ..........................................
(10.71) (4.41) (5.16) (4.91) (4.28)
Net asset value, end of year ..................................
$ 57.19 $ 56.30 $ 43.39 $ 36.63 $ 40.56
Total Return
(f)
21.22% 40.16% 32.79% 2.42% —
Based on net asset value .....................................
21.22% 40.16% 32.79% 2.42% 33.62%
Ratios to Average Net Assets
(g)
Total expenses ............................................
0.57% 0.59% 0.58% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ...................
0.47% 0.49% 0.48% 0.49% 0.51%
Net investment income (loss) ..................................
(0.02)% (0.01)% 0.13% 0.33%
(c)
0.29%
(d)
Supplemental Data
Net assets, end of year (000) ...................................
$ 276,081 $ 247,240 $ 195,938 $ 162,866 $ 170,830
Portfolio turnover rate .......................................
41% 38% 42% 45% 48%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.22%, respectively, resulting from a non-recurring dividend.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Global Allocation Portfolio
(a)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year .............................
$ 17.96 $ 16.03 $ 14.20 $ 16.42 $ 14.60
Net investment income (loss)
(b)
................................
0.25 0.18 0.27 0.27 0.25
Net realized and unrealized gain (loss) ..........................
0.97 3.15 2.28 (1.44) 1.80
Net increase (decrease) from investment operations ...................
1.22 3.33 2.55 (1.17) 2.05
Distributions
(c)
– – – – –
From net investment income .................................
(0.22) (0.26) (0.24) (0.24) (0.23)
From net realized gain ......................................
(2.11) (1.14) (0.48) (0.81) —
Total distributions ..........................................
(2.33) (1.40) (0.72) (1.05) (0.23)
Net asset value, end of year ..................................
$ 16.85 $ 17.96 $ 16.03 $ 14.20 $ 16.42
Total Return
(d)
6.79% 20.95% 18.05% (7.27)% —
Based on net asset value .....................................
6.79% 20.95% 18.05% (7.27)% 14.05%
Ratios to Average Net Assets
(e)
Total expenses ............................................
0.87% 0.83% 0.79% 0.78% 0.79%
Total expenses after fees waived and/or reimbursed ...................
0.58% 0.58% 0.57% 0.58% 0.58%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, broker fees and expenses on short sales, interest expense and stock loan fees ...............................................
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ......................................
1.34% 1.08% 1.72% 1.67% 1.56%
Supplemental Data
Net assets, end of year (000) ...................................
$ 192,500 $ 200,541 $ 185,582 $ 173,983 $ 211,555
Portfolio turnover rate
(f)
......................................
134% 159% 207% 145% 129%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs)
...........................
123% 158% —% —% —%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Government Money Market Portfolio
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year .............................
$ 1.0 0 $ 1.0 0 $ 1. 00 $ 1.0 0 $ 1.0 0
Net investment income (loss) .................................
0.0000
(a)
0.0026 0.0177 0.0139 0.0044
Net realized gain (loss) .....................................
0.0001 0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0000
(a)
Net increase from investment operations ...........................
0.0001 0.0026 0.0177 0.0139 0.0044
Distributions
(b)
– – – – –
From net investment income .................................
(0.0001) (0.0026) (0.0177) (0.0139) (0.0044)
From net realized gain ......................................
(0.0000)
(c )
(0.0000)
(c)
(0.0000)
(c)
— (0.0000)
(c)
Total distribut ions ..........................................
(0.0001) (0.0026) (0.0177) (0.0139) (0.0044)
Net asset value, end of year ..................................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.01% 0.26% 1.78% 1.41% —
Based on net asset value .....................................
0.01% 0.26% 1.78% 1.41% 0.45%
Ratios to Average Net Assets
Total expenses ............................................
0.50% 0.62% 0.62% 0.64% 0.70%
Total expenses after fees waived and/or reimbursed ...................
0.08% 0.33% 0.50% 0.50% 0.50%
Net investment income ......................................
0.00%
(e)
0.28% 1.77% 1.41% 0.44%
Supplemental Data
Net assets, end of year (000) ...................................
$ 103,786 $ 108,915 $ 112,454 $ 131,361 $ 107,299
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock High Yield Portfolio
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year .............................
$ 5.54 $ 5.43 $ 5.00 $ 5.42 $ 5.31
Net investment income (loss)
(a)
................................
0.27 0.29 0.31 0.30 0.30
Net realized and unrealized gain (loss) ..........................
0.05 0.11 0.43 (0.42) 0.12
Net increase (decrease) from investment operations ...................
0.32 0.40 0.74 (0.12) 0.42
Distributions
(b)
– – – – –
From net investment income .................................
(0.27) (0.29) (0.31) (0.30) (0.31)
Return of capital ..........................................
(0.00)
(c)
— — (0.00)
(c)
—
Total distributions ..........................................
(0.27) (0.29) (0.31) (0.30) (0.31)
Net asset value, end of year ..................................
$ 5.59 $ 5.54 $ 5.43 $ 5.00 $ 5.42
Total Return
(d)
5.93% 7.80% 15.04% (2.31)% —
Based on net asset value .....................................
5.93% 7.80% 15.04% (2.31)%
(e)
7.95%
Ratios to Average Net Assets
(f)
Total expenses ............................................
1.46% 1.27% 1.15% 1.98% 1.34%
Total expense s after fees waived and/or reimbursed ...................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
4.83% 5.48% 5.76% 5.66% 5.53%
Supplemental Data
Net assets, end of year (000) ...................................
$ 24,851 $ 28,919 $ 30,673 $ 27,068 $ 32,005
Portfolio turnover rate .......................................
55% 89% 74% 67% 73%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year .............................
$ 11.51 $ 11.01 $ 10.58 $ 10.80 $ 10.86
Net investment income (loss)
(a)
................................
0.09 0.20 0.27 0.25 0.21
Net realized and unrealized gain (loss) ..........................
(0.25) 0.53 0.44 (0.17) (0.02)
Net increase (decrease) from investment operations ...................
(0.16) 0.73 0.71 0.08 0.19
Distributions from net investment income
(b)
.........................
(0.13) (0.23) (0.28) (0.30) (0.25)
Net asset value, end of year ..................................
$ 11.22 $ 11.51 $ 11.01 $ 10.58 $ 10.80
Total Return
(c)
(1.36)% 6.64% 6.78% 0.77% —
Based on net asset value .....................................
(1.36)% 6.64% 6.78% 0.77% 1.72%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.84% 1.02% 1.47% 1.69% 1.15%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.59% 1.02% 0.86% 0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
0.78% 1.71% 2.45% 2.39% 1.89%
Supplemental Data
Net assets, end of year (000) ...................................
$ 47,644 $ 53,775 $ 54,333 $ 53,941 $ 54,580
Portfolio turnover rate
(e)
......................................
722% 629% 658% 728% 1,058%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 383% 386% 425% 434% 694%

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of
2 separate portfolios. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
On November 9, 2021, the Board of Directors of Series Fund approved a proposal to change the name of Balanced Capital from BlackRock Balanced Capital Portfolio to
BlackRock Sustainable Balanced Portfolio and certain changes to the Fund’s investment strategy and process. These changes are expected to become effective on or about
April 4, 2022.
Advantage Large Cap Core, Balanced Capital, Capital Appreciation, Global Allocation and Government Money Market, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
High Yield and U.S. Government Bond, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation  include the accounts of BlackRock Cayman Global Allocation Portfolio I,
Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of Global Allocation  and primarily invests in commodity-related instruments and other derivatives . The Subsidiary enables  Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation  may invest up to
25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $5,193,910 , which is 2.7%  of Global Allocation's  consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated .  The Subsidiary is subject to the same investment policies and restrictions that apply to  Global
Allocation , except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Balanced Capital Portfolio .......................... Series Fund Balanced Capital Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock U.S. Government Bond Portfolio ...................... Series Fund II U.S. Government Bond Diversified

Notes to Financial Statements
(continued)

Notes to Financial Statements
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions:  For Government Money Market, High Yield and U.S. Government Bond, distributions from net investment income are declared daily and paid monthly. For
Advantage Large Cap Core, Balanced Capital, Capital Appreciation and Global Allocation, distributions from net investment income are declared and paid at least annually.
For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Global Allocation's Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the
Subsidiary in any taxable year, the loss will generally not be available to offset ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the directors who are not
“interested persons” of High Yield and U.S. Government Bond, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock
Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield and U.S. Government Bond, as applicable.
Deferred compensation liabilities, if any, are included in the Directors' and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the
Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Global Allocation has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Global Allocation may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Boards of Directors of the Companies (each, a "Board" and together, the “Boards”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by each Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is
the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market's investments are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published NAV.
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach.
Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair
Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests

Notes to Financial Statements
(continued)

Notes to Financial Statements
in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC's initial public offering. The Funds may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-to-
market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded SPAC PIPE commitments:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Balanced Capital CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... $ 1,365 $ 1,364 $ 1,361 $ (3)
Global Allocation CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 2,115 2,115 2,110 (5)
Global Allocation OD Intermediate SUBI Holdco II LLC, Term Loan ........... 260,106 251,323 251,783 460
High Yield Intelsat Jackson Holdings SA, Term Loan ................. 16,678 16,460 16,652 192
Fund Name Investment Name
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation Sonder Holdings Inc. .............................. $ 56,936 $ 63,400 $ 6,464
Global Allocation Symbotic Commitment ............................. 32,000 32,000 –

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains a nd losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2021, Global Allocation had outstanding commitments to purchase delayed draw notes from Sonder Holdings Inc. in the amount of $147,000. These commitments are not included in the net assets of the Global Allocation as of December 31, 2 021 .
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2021, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the U.S.
Government Bond were $820,649 and 0.08%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under an MRA, which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the following table is a summary of a Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $10,680 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions (Borrowed Bonds): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security.
When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Short Sale Transactions (Equities): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed Bonds
at Value including
Accrued Interest
(b)
Exposure
Due (to)/from
Counterparty
before
Collateral
Non-cash
Collateral
Received
Cash Collateral
Received
Non-cash
Collateral
Pledged
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Balanced Capital
BNP Paribas SA ............... $ 2,337,370 $ (2,337,852) $ (482) $ — $ — $ — $ — $ — $ (482)
Bank of America Securities, Inc. ..... 2,642,706 (2,644,493) (1,787) — — — — — (1,787)
$ 4,980,076 $ (4,982,345) $ (2,269) $ — $ — $ — $ — $ — $ (2,269)
...........................................

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Advantage Large Cap Core
Citigroup Global Markets, Inc. .................... $ 397,863 $ (397,863) $ — $ —
Morgan Stanley .............................. 1,245,433 (1,245,433) — —
State Street Bank & Trust Co. .................... 33,048 (33,048) — —
Toronto Dominion Bank ........................ 491,816 (491,816) — —
$ 2,168,160 $ (2,168,160) $ — $ —
Balanced Capital
Barclays Capital, Inc. .......................... 166,176 (166,176) — —
Citigroup Global Markets, Inc. .................... 477,780 (477,780) — —
Credit Suisse Securities (USA) LLC ................ 119,414 (119,414) — —
Deutsche Bank Securities, Inc. ................... 634,068 (634,068) — —
Morgan Stanley .............................. 5,209,796 (5,209,796) — —
National Financial Services LLC ................... 2,162,402 (2,162,402) — —
State Street Bank & Trust Co. .................... 22,190 (22,190) — —
$ 8,791,826 $ (8,791,826) $ — $ —
Capital Appreciation
J . P . Morgan Securities LLC ...................... 1,274,785 (1,274,785) — —
Morgan Stanley .............................. 2,365,848 (2,365,848) — —
$ 3,640,633 $ (3,640,633) $ — $ —
Global Allocation
Barclays Capital, Inc. .......................... 386,478 (386,478) — —
BofA Securities, Inc. ........................... 608,731 (608,731) — —
Citigroup Global Markets, Inc. .................... 129,954 (129,954) — —
Credit Suisse Securities (USA) LLC ................ 353,699 (353,699) — —
Goldman Sachs & Co. LLC ...................... 138,528 (138,528) — —
J . P . Morgan Securities LLC ...................... 241,640 (241,640) — —
Morgan Stanley .............................. 565,623 (565,623) — —
SG AMERICAS Securities LLC ................... 1,154,626 (1,154,626) — —
State Street Bank & Trust Co. .................... 20,712 (20,712) — —
$ 3,599,991 $ (3,599,991) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the seven combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the seven combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the seven combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Subsidiary of Global Allocation. The Manager does not receive separate compensation from the
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.
With respect to each of High Yield and U.S. Government Bond, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
With respect to Balanced Capital, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Balanced Capital for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Balanced Capital to the Manager.
With respect to Global Allocation, the Manager entered into a sub-advisory agreement with BSL, effective May 27, 2021, an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of Global Allocation for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Average Daily Net Assets of the Seven Combined Funds
Investment
Advisory Fees
First $250 m illion ....................................................................................................... 0.50%
$250 m illion - $300 m illion ................................................................................................. 0.45
$300 m illion - $400 m illion ................................................................................................. 0.40
$400 m illion - $800 m illion ................................................................................................. 0.35
Greater than $800 m illion ................................................................................................. 0.30

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

For the year ended December 31, 2021, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of
Operations. The reimbursements were as follows:
Distribution Fees: The Company , on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of the Funds, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizatio ns. Fo r the year ended December 31, 2021 , the Funds did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market) , the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the year ended December 31, 2021, the amounts waived were as follows :
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's (other than Government Money Market) assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through June 30, 2023.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Fund Name
Advantage Large Cap Core .................................................................................................. $ 886
Balanced Capital ......................................................................................................... 2,434
Capital Appreciation ....................................................................................................... 1,065
Global Allocation ......................................................................................................... 888
Government Money Market .................................................................................................. 555
High Yield .............................................................................................................. 140
U.S. Government Bond ..................................................................................................... 298
Fund Name
Advantage Large Cap Core .............................................................................................. $ 1,338
Balanced Capital ..................................................................................................... 10,879
Capital Appreciation ................................................................................................... 287
Global Allocation ..................................................................................................... 1,007
High Yield .......................................................................................................... 142
U.S. Government Bond ................................................................................................. 1,120
Fund Name
Balanced Capital ............................................................................................................. $ 2,591
Global Allocation ............................................................................................................. 15,007
Fund Name
Advantage Large Cap Core ........................................................................................... 0.04%
Balanced Capital .................................................................................................. 0.04
Capital Appreciation ................................................................................................ 0.04
Global Allocation .................................................................................................. 0.04
Government Money Market ........................................................................................... 0.02
High Yield ....................................................................................................... 0.05
U.S. Government Bond .............................................................................................. 0.05

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed in the
Statements of Operations. For the year ended December 31, 2021, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2021, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed in the Statements of
Operations:
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended December 31, 2021, fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed under this agreement were $440,615 and $5,634, respectively, for Government Money
Market.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Fund Name
Advantage Large Cap Core .................................................................................................. $ 206,060
Balanced Capital ......................................................................................................... 545,509
Capital Appreciation ....................................................................................................... 263,039
Global Allocation ......................................................................................................... 218,095
Government Money Market .................................................................................................. 4,250
High Yield .............................................................................................................. 22,997
U.S. Government Bond ..................................................................................................... 45,550
Fund Name
Advantage Large Cap Core ................................................................................................... 0.50%
Balanced Capital .......................................................................................................... 0.50
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.50
High Yield ............................................................................................................... 0.50
U.S. Government Bond ...................................................................................................... 0.50
Fund Name
Fees waived
and/or reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 273,025
Government Money Market .................................................................................................. 1,714
High Yield .............................................................................................................. 227 ,834
U.S. Government Bond ..................................................................................................... 101,789
Fund Name
Transfer agent
fees reimbursed
Global Allocation ......................................................................................................... $ 80,538
Government Money Market .................................................................................................. 1,684
High Yield .............................................................................................................. 13,74 8
U.S. Government Bond ..................................................................................................... 23,300

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Pursuant to the current securities lending agreement, Advantage Large Cap Core, Balanced Capital and Capital Appreciation retain 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Large Cap Core, Balanced Capital and Capital Appreciation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Allocation, Government Money Market, High Yield and U.S. Government Bond retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset or Fixed-Income
Complexes, as applicable, in a calendar year exceeds a specified threshold, Global Allocation, Government Money Market, High Yield and U.S. Government Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income
(which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
December 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under th e Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Boards.
During the period ended December 31, 2021, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Companies' Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2021 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Advantage Large Cap Core .................................................................................................. $ 7,633
Balanced Capital ......................................................................................................... 11,889
Capital Appreciation ....................................................................................................... 4,707
Global Allocation ......................................................................................................... 6,599
Purchases  Sales
Net Realized
Gain (Loss)
Balanced Capital ................................................................... $ 34,587 $ 236,873 $ (16,984)
Global Allocation ................................................................... 212,691 7,849 4,372
U.S. Government Bond ............................................................... — 51,545 (4,492)

Notes to Financial Statements
(continued)

Notes to Financial Statements
7. PURCHASES AND SALES
For the year ended December 31, 2021 , purchases and sales of investments , including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
TableRuleAbove
For the year ended December 31, 2021, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences, attributable to investments in wholly owned subsidiaries, were reclassified to the following accounts:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 245,397,980 $ 255,828,024
Balanced Capital ...................................................... 31,617,922 24,661,727 1,783,078,448 1,807,089,766
Capital Appreciation .................................................... — — 106,391,279 127,796,898
Global Allocation ...................................................... 12,957,423 14,433,339 244,637,007 270,470,876
High Yield ........................................................... — — 14,738,652 19,947,873
U.S. Government Bond .................................................. 21,068,691 25,387,869 367,264,254 365,793,456
Fund Name Purchases Sales
Balanced Capital ...................................................................................... $ 660,457,063 $ 661,164,963
Global Allocation ...................................................................................... 20,911,349 20,952,874
U.S. Government Bond .................................................................................. 182,418,899 182,661,636
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Global Allocation ........................................................................... $ 4,022 $ (4,022)
—

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies and certain futures, options and forward contracts, the amortization and accretion methods of premiums and discounts on fixed income securities, the timing and recognition of partnership income, the accounting for swap agreements and the classification of investments.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2021, the Fund listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
Advantage Large Cap Core
Ordinary income ........................................................................................... $ 25,213,689 $ 6,948,236
Long-term capital gains ...................................................................................... 18,421,822 10,363,047
$ 43,635,511 $ 17,311,283
Balanced Capital
Ordinary income ...........................................................................................
$ 45,490,631 $ 24,420,865
Long-term capital gains ......................................................................................
37 , 868 , 033 20,166,169
$ 83,358,664 $ 44,587,034
Capital Appreciation
Ordinary income ...........................................................................................
$ 70,588 $ 64 ,020
Long-term capital gains ......................................................................................
44,458,108 18,171,891
$ 44,528,696 $ 18,235 ,911
Global Allocation
Ordinary income ...........................................................................................
$ 21 , 492 , 972 $ 11 , 619 , 570
Long-term capital gains ......................................................................................
2 , 472 , 217 3 , 048 , 339
$ 23,965,189 $ 14,667,909
Government Money Market
Ordinary income ...........................................................................................
$ 6,685 $ 303,547
High Yield
Ordinary income ...........................................................................................
$ 1,327,555 $ 1,531,302
Return of capital ...........................................................................................
12,493 —
$ 1,340,048 $ 1,531,302
U.S. Government Bond
Ordinary income ...........................................................................................
$ 591,044 $ 1,114,751
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
Advantage Large Cap Core .........................
$ 1,781,186 $ 3,618,637 $ — $ 43,636,986 $ — $ 49,036,809
Balanced Capital ................................
1,960,214 2,615,830 — 60,746,281 — 65,322,325
Capital Appreciation ..............................
149,318 6,994,489 — 121,639,626 — 128,783,433
Global Allocation ................................
2,316,655 — — 25,340,713 (380,681) 27,276,687
Government Money Market .........................
546 — — — — 546
High Yield .....................................
— — (1,319,483) 651,019 (11,297) (679,761)
U.S. Government Bond ............................
7,225 — (1,298,490) 913,232 — (378,033)
Fund Name Amount utilized
High Yield .......................................................................................................... $ 842,153

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Companies, on behalf of the Funds (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 191,279,959 $ 46,507,122 $ (2,878,434) $ 43,628,688
Balanced Capital ................................................. 555,650,399 67,318,390 (6,532,987) 60,785,403
Capital Appreciation ............................................... 158,440,229 124,680,995 (3,052,346) 121,628,649
Global Allocation .................................................. 168,727,393 38,374,345 (9,242,512) 29,131,833
High Yield ...................................................... 23,347,318 1,016,008 (272,226) 743,782
U.S. Government Bond ............................................. 63,799,164 1,336,269 (427,333) 908,936

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 71,502 $ 2,125,015 38,859 $ 929,548
Shares issued in reinvestment of distributions ........................ 1,619,780 43,635,511 674,929 17,311,283
Shares redeemed (655,840) (19,325,446) (1,113,413) (26,880,929)
1,035,442 $ 26,435,080 (399,625) $ (8,640,098)
Balanced Capital
Shares sold 199,339 $ 3,639,248 75,896 $ 1,210,797
Shares issued in reinvestment of distributions ........................ 4,951,025 83,358,664 2,673,232 44,587,034
Shares redeemed (3,233,467) (57,926,233) (3,104,207) (49,636,091)
1,916,897 $ 29,071,679 (355,079) $ (3,838,260)
Capital Appreciation
Shares sold 38,342 $ 2,387,063 43,811 $ 2,036,965
Shares issued in reinvestment of distributions ........................ 786,980 44,528,696 328,864 18,235,911
Shares redeemed (389,754) (24,183,042) (496,857) (24,957,352)
435,568 $ 22,732,717 (124,182) $ (4,684,476)
Global Allocation
Shares sold 88,373 $ 1,655,174 166,377 $ 2,884,411
Shares issued in reinvestment of distributions ........................ 1,404,207 23,965,189 827,991 14,667,909
Shares redeemed (1,230,719) (22,964,268) (1,404,651) (23,204,530)
261,861 $ 2,656,095 (410,283) $ (5,652,210)
Government Money Market
Shares sold 72,065,083 $ 72,065,083 68,371,134 $ 68,371,134
Shares issued in reinvestment of distributions ........................ 6,685 6,685 299,826 299,826
Shares redeemed (77,196,151) (77,196,151) (72,212,279) (72,212,279)
(5,124,383) $ (5,124,383) (3,541,319) $ (3,541,319)
High Yield
Shares sold 138,883 $ 775,080 957,994 $ 4,941,528
Shares issued in reinvestment of distributions ........................ 244,607 1,364,196 295,863 1,544,021
Shares redeemed (1,156,560) (6,425,555) (1,679,992) (8,761,575)
(773,070) $ (4,286,279) (426,135) $ (2,276,026)
U.S. Government Bond
Shares sold 343,025 $ 3,878,541 391,313 $ 4,487,037
Shares issued in reinvestment of distributions ........................ 54,428 616,199 101,934 1,165,802
Shares redeemed (825,371) (9,347,085) (754,958) (8,648,236)
(427,918) $ (4,852,345) (261,711) $ (2,995,397)

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global
Allocation Portfolio, BlackRock Government Money Market Portfolio, BlackRock High Yield Portfolio, and BlackRock U.S. Government Bond Portfolio, and the Board of
Directors of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc., including the consolidated schedule of investments, as of December 31, 2021, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying statements of assets and liabilities of BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced
Capital Portfolio, BlackRock Capital Appreciation Portfolio, and BlackRock Government Money Market Portfolio of BlackRock Series Fund, Inc., and of BlackRock High Yield
Portfolio and BlackRock U.S. Government Bond Portfolio of BlackRock Series Fund II, Inc., (collectively with BlackRock Global Allocation Portfolio, the “Funds”), including the schedules of investments, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Series Fund, Inc. ("Series Fund") and BlackRock
Series Fund II, Inc. ("Series Fund II" and together with Series Fund, the "Companies" and each, a "Company") has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock
Global Allocation Portfolio, BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio (the “Funds”), each a series of Series Fund and Series Fund II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Series Fund, on behalf of BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital
Appreciation Portfolio and BlackRock Global Allocation Portfolio, met on November 9-10, 2021 and the Board of Series Fund II, on behalf of BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Boards previously appointed BlackRock
Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings,
the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2021
BlackRock Annual Report to Shareholders

BlackRock Series Fund, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Director
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 159 Portfolios None

Director and Officer Information
(continued)

Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Sealed
Air Corp. (packaging);
GrafTech International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 30 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016
Donald C. Opatrny
1952
Director
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 159 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None

Director and Officer Information
(continued)

Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Director of the Company.

Director and Officer Information
2021
BlackRock Annual Report to Shareholders

BlackRock Series Fund II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Director
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
73 RICs consisting of 102 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Director
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
73 RICs consisting of 102 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Director
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
73 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
73 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
75 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
73 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
73 RICs consisting of 102 Portfolios The Boeing Company
since 2021

Director and Officer Information
(continued)

Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company's by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
73 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
R. Glenn Hubbard
1958
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
73 RICs consisting of 102 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
75 RICs consisting of 104 Portfolios None
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
75 RICs consisting of 104 Portfolios None
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Director of the Company. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Director of the Company.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Directors of the Company.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market Portfolio) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(c)
New York, NY 10179
Brown Brothers Harriman & Co.
(d)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(e)
New York, NY 10019
Willkie Farr & Gallagher LLP
(f)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Balanced Capital Portfolio, BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Balanced Capital Portfolio and BlackRock Global Allocation Portfolio.
(c)
For all Funds except BlackRock Global Allocation Portfolio.
(d)
For BlackRock Global Allocation Portfolio.
(e)
For BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio and BlackRock
Government Money Market Portfolio.
(f)
For BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency.
BlackRock Government Money Market Portfolio's sponsor has no legal obligation to provide financial support to the
Portfolio. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960. BlackRock Government
Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.
Series8-12/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$22,321	$23,052	$210	$0	$12,700	$12,700	$0	$0
BlackRock Balanced Capital Portfolio	$32,926	$33,966	$210	$0	$15,200	$15,200	$0	$0
BlackRock Capital Appreciation Portfolio	$25,048	$25,806	$210	$0	$12,700	$12,700	$0	$0
BlackRock Global Allocation Portfolio	$37,067	$38,250	$210	$0	$20,000	$20,000	$0	$0
BlackRock Government Money Market Portfolio	$25,755	$26,520	$210	$0	$9,500	$9,500	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$12,910	$12,700
BlackRock Balanced Capital Portfolio	$15,410	$15,200
BlackRock Capital Appreciation Portfolio	$12,910	$12,700
BlackRock Global Allocation Portfolio	$20,210	$20,000
BlackRock Government Money Market Portfolio	$9,710	$9,500

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: February 25, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: February 25, 2022